Registration No. 333-79379
                                                     Registration No. 811-07659
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]

         Pre-Effective Amendment No.                                       [ ]


         Post-Effective Amendment No. 10                                   [X]



                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]


         Amendment No. 113                                                 [X]



                        (Check appropriate box or boxes)

                              --------------------

                             SEPARATE ACCOUNT No. 49
                                       of
           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)

                              --------------------

           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                               (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                              --------------------


                                   DODIE KENT
                           VICE PRESIDENT and COUNSEL
           The Equitable Life Assurance Society of the United States
             1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)

                              --------------------

                  Please send copies of all communications to:
                               PETER E. PANARITES
                                 Foley & Lardner
                               Washington Harbour
                            3000 K Street, Northwest
                             Washington, D.C. 20007

         Approximate Date of Proposed Public Offering: Continuous

         It  is  proposed  that  this  filing  will  become   effective   (check
appropriate box):

  [ ]    Immediately upon filing pursuant to paragraph (b) of Rule 485

  [X]    On May 1, 2004 pursuant to paragraph (b) of Rule 485.

  [ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [ ]    On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.


Title of Securities Being Registered:

         Units of interest in Separate Account under variable annuity contracts.

                                      NOTE

This Post Effective Amendment No. 10 ("PEA") to the Form N-4 Registration Statement No. 333-79379 ("Registration Statement") of The Equitable Life Assurance Society of the United States ("Equitable Life") and its Separate Account No. 49 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the supplements and Statement of Additional Information. Part C of this Registration Statement has also been updated pursuant to the requirements of Form N-4. The PEA does not amend or delete any Accumulator Express Prospectus or supplements to any Prospectus or any other part of the Registration Statement except as specifically noted herein.

EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SUPPLEMENT DATED MAY 1, 2004 TO PROSPECTUSES FOR:




o Income Manager Accumulator(R)            o Equitable Accumulator(R)                 o Equitable Accumulator(R) Advisor(SM)
o Income Manager(R) Rollover IRA           o Equitable Accumulator(R) Select(SM)      o Equitable Accumulator(R) Elite(SM)
o Equitable Accumulator(R) (IRA, NQ, QP)   o Equitable Accumulator(R) Select(SM) II   o Equitable Accumulator(R) Elite(SM) II
o Equitable Accumulator(R) Plus(SM)        o Equitable Accumulator(R) Express(SM)

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received for any of the products listed above, and in any Supplements to that prospectus and statement of additional information. The Appendix sets forth the dates of such prior prospectuses, statements of additional information and supplements, which, in addition to this Supplement, should be kept for future reference.


We have filed with the Securities and Exchange Commission (SEC) our Statement of Additional Information (SAI) dated May 1, 2004. If you do not presently have a copy of the prospectus and prior Supplements, you may obtain additional copies, as well as a copy of the SAI, from us, free of charge, by writing to Equitable Life, P.O. Box 1547, Secaucus, NJ 07096-1547, or calling (800) 789-7771. If you only need a copy of the SAI, you may mail in the SAI request form located at the end of this Supplement. The SAI has been incorporated by reference into this Supplement.

In this Supplement, we provide information on the following: (1) how to reach us; (2) combination of certain investment options; (3) investment options; (4) the Trusts' annual expenses and expense example; (5) tax information; (6) updated information on Equitable Life; (7) information applicable only to contracts with guaranteed interest option; (8) disruptive transfer activity;
(9) wire transmittals and electronic applications information; (10) certain information about our business day; and (11) condensed financial information.



(1) HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

--------------------------------------------------------------------------------
 FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------
Equitable Accumulator(R)
P.O. Box 13014
Newark, NJ 07188-0014


--------------------------------------------------------------------------------
 FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------
Equitable Accumulator(R)
c/o Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Attn: Box 13014
Secaucus, NJ 07094


--------------------------------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------
Equitable Accumulator(R)
P.O. Box 1547
Secaucus, NJ 07096-1547


--------------------------------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR RANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------
Equitable Accumulator(R)
200 Plaza Drive, 4th Floor
Secaucus, NJ 07094


--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
--------------------------------------------------------------------------------
o written confirmation of financial transactions;


o statement of your contract values at the close of each calendar year and any calendar quarter in which there was a financial transaction; and


o annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the guaranteed minimum income benefit, if applicable.


--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND EQACCESS SYSTEMS:
--------------------------------------------------------------------------------

TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o your current account value;

o your current allocation percentages;

o the number of units you have in the variable investment options;

o rates to maturity for the fixed maturity options;


o the daily unit values for the variable investment options; and


o performance information regarding the variable investment options (not available through TOPS).


You can also:


o change your allocation percentages and/or transfer among the investment options;

o change your TOPS personal identification number (PIN) (not available through EQAccess); and



                                                                          X00691

o change your EQAccess password (not available through TOPS).


TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. If you are a client with AXA Advisors you may use EQAccess by visiting our web site at http://www.axaonline.com and clicking on EQAccess. All other clients may access EQAccess by visiting our other web site at http://www.equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.


We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.


We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" in your Prospectus).



--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.

(2) COMBINATION OF CERTAIN INVESTMENT OPTIONS

Interests in the AXA Premier VIP Technology investment option (the "surviving option") of AXA Premier VIP Trust will replace interests in the EQ/Technology investment option (the "replaced option") of EQ Advisors Trust, and this option will no longer be available. At the time of the replacement, all the assets that are in the replaced option are moved into the surviving option. After the replacement, any allocation elections to the replaced option will then be considered as allocation elections to the surviving option. The effective date for the replacement of the EQ/Technology investment option will be on or about May 14, 2004, subject to shareholder approval.





--------------------------------------------------------------------------------
 Variable investment options
--------------------------------------------------------------------------------
o AXA Aggressive Allocation(1)           o EQ/Bernstein Diversified Value
o AXA Conservative Allocation(1)         o EQ/Calvert Socially Responsible
o AXA Conservative-Plus Allocation(1)    o EQ/Capital Guardian International
o AXA Moderate Allocation(1)             o EQ/Capital Guardian Research
o AXA Moderate-Plus Allocation(1)        o EQ/Capital Guardian U.S. Equity
o AXA Premier VIP Aggressive Equity      o EQ/Emerging Markets Equity
o AXA Premier VIP Core Bond              o EQ/Equity 500 Index
o AXA Premier VIP Health Care            o EQ/Evergreen Omega
o AXA Premier VIP High Yield             o EQ/FI Mid Cap
o AXA Premier VIP International Equity   o EQ/FI Small/Mid Cap Value
o AXA Premier VIP Large Cap Core         o EQ/J.P. Morgan Core Bond
  Equity                                 o EQ/Janus Large Cap Growth
o AXA Premier VIP Large Cap Growth       o EQ/Lazard Small Cap Value
o AXA Premier VIP Large Cap Value        o EQ/Marsico Focus
o AXA Premier VIP Small/Mid Cap          o EQ/Mercury Basic Value Equity
  Growth                                 o EQ/Mercury International Value
o AXA Premier VIP Small/Mid Cap Value    o EQ/MFS Emerging Growth Companies
o AXA Premier VIP Technology             o EQ/MFS Investors Trust
o EQ/Alliance Common Stock               o EQ/Money Market
o EQ/Alliance Growth and Income          o EQ/Putnam Growth & Income Value
o EQ/Alliance Intermediate Government    o EQ/Putnam Voyager
  Securities                             o EQ/Small Company Index
o EQ/Alliance International              o EQ/Technology
o EQ/Alliance Premier Growth             o Laudus Rosenberg VIT Value Long/
o EQ/Alliance Quality Bond                 Short Equity(2)(3)
o EQ/Alliance Small Cap Growth           o U.S. Real Estate -- Class II(3)
--------------------------------------------------------------------------------



(1)    The "AXA Allocation" portfolios.

(2)    Formerly named "AXA Rosenberg VIT Value Long/Short Equity."

(3)    Not available in all contracts.

(3) INVESTMENT OPTIONS

Portfolios of the Trusts

You should note that some portfolios have objectives and strategies that are substantially similar to those of certain retail funds that are purchased directly rather than under a variable insurance product such as an Accumulator(R) series variable annuity. These funds may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.

Equitable Life serves as the investment manager of the Portfolios of the EQ Advisors Trust and the AXA Premier VIP Trust. As such, Equitable Life oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers. The advisers for these Portfolios, listed in the chart below, are those who make the investment decisions for each Portfolio. The chart also indicates the investment manager for each of the other Portfolios. Not all of the Portfolios listed below are available in all the contracts to which this supplement applies.

------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                Objective                                                 Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.                     o Equitable Life
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.                     o Equitable Life
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a        o Equitable Life
 ALLOCATION                   greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.  o Equitable Life
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,  o Equitable Life
 ALLOCATION                   with a greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP AGGRESSIVE    Seeks long-term growth of capital.                        o Alliance Capital Management L.P.
 EQUITY
                                                                                        o MFS Investment Management

                                                                                        o Marsico Capital Management, LLC

                                                                                        o Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP CORE BOND     Seeks a balance of high current income and capital        o BlackRock Advisors, Inc.
                              appreciation, consistent with a prudent level of risk.
                                                                                        o Pacific Investment Management Company LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HEALTH CARE   Seeks long-term growth of capital.                        o A I M Capital Management, Inc.

                                                                                        o RCM Capital Management LLC

                                                                                        o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HIGH YIELD    Seeks high total return through a combination of current  o Alliance Capital Management L.P.
                              income and capital appreciation.
                                                                                        o Pacific Investment Management Company LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP               Seeks long-term growth of capital.                        o Alliance Capital Management L.P., through
 INTERNATIONAL EQUITY                                                                     its Bernstein Investment Research and
                                                                                          Management Unit

                                                                                        o Bank of Ireland Asset Management (U.S.)
                                                                                          Limited

                                                                                        o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP     Seeks long-term growth of capital.                        o Alliance Capital Management L.P., through
 CORE EQUITY                                                                              its Bernstein Investment Research and
                                                                                          Management Unit

                                                                                        o Janus Capital Management LLC

                                                                                        o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                 Objective                                                 Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP      Seeks long-term growth of capital.                        o Alliance Capital Management L.P.
 GROWTH
                                                                                         o RCM Capital Management LLC

                                                                                         o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP      Seeks long-term growth of capital.                        o Alliance Capital Management L.P.
 VALUE
                                                                                         o Institutional Capital Corporation

                                                                                         o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID      Seeks long-term growth of capital.                        o Alliance Capital Management L.P.
 CAP GROWTH
                                                                                         o Franklin Advisers, Inc.

                                                                                         o Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID      Seeks long-term growth of capital.                        o AXA Rosenberg Investment Management LLC
 CAP VALUE
                                                                                         o TCW Investment Management Company

                                                                                         o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY     Seeks long-term growth of capital.                        o Firsthand Capital Management, Inc.

                                                                                         o RCM Capital Management LLC

                                                                                         o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                 Objective                                                 Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK       Seeks to achieve long-term growth of capital.             o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND         Seeks to provide a high total return.                     o Alliance Capital Management L.P.
 INCOME
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE       Seeks to achieve high current income consistent with      o Alliance Capital Management L.P.
 GOVERNMENT SECURITIES         relative stability of principal.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL      Seeks to achieve long-term growth of capital.             o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE PREMIER GROWTH     Seeks to achieve long-term growth of capital.             o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE QUALITY BOND       Seeks to achieve high current income consistent with      o Alliance Capital Management L.P.
                               moderate risk to capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE SMALL CAP          Seeks to achieve long-term growth of capital.             o Alliance Capital Management L.P.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED       Seeks capital appreciation.                               o Alliance Capital Management L.P.,
 VALUE                                                                                     through its Bernstein Investment Research
                                                                                           and Management Unit
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY            Seeks long-term capital appreciation.                     o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                               and Brown Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN            To achieve long-term growth of capital.                   o Capital Guardian Trust Company
 INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN            Seeks to achieve long-term growth of capital.             o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.       Seeks to achieve long-term growth of capital.             o Capital Guardian Trust Company
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                    Objective                                              Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY     Seeks long-term capital appreciation.                     o Morgan Stanley Investment Management,
                                                                                           Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX            Seeks a total return before expenses that approximates    o Alliance Capital Management L.P.
                               the total return performance of the S&P 500 Index,
                               including reinvestment of dividends, at a risk level
                               consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA             Seeks long-term capital growth.                           o Evergreen Investment Management
                                                                                           Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                  Seeks long-term growth of capital.                        o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI SMALL/MID CAP VALUE      Seeks long-term capital appreciation.                     o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. MORGAN CORE BOND       Seeks to provide a high total return consistent with      o J.P. Morgan Investment Management Inc.
                               moderate risk to capital and maintenance of liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH      Seeks long-term growth of capital.                        o Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE      Seeks capital appreciation.                               o Lazard Asset Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS               Seeks long-term growth of capital.                        o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE         Seeks capital appreciation and secondarily, income.       o Mercury Advisors
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY INTERNATIONAL       Seeks capital appreciation.                               o Merrill Lynch Investment Managers
 VALUE                                                                                     International Limited
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH         Seeks to provide long-term capital growth.                o MFS Investment Management
 COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST         Seeks long-term growth of capital with secondary objec-   o MFS Investment Management
                               tive to seek reasonable current income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                Seeks to obtain a high level of current income, preserve  o Alliance Capital Management L.P.
                               its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM GROWTH & INCOME      Seeks capital growth. Current income is a secondary       o Putnam Investment Management, LLC
 VALUE                         objective.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM VOYAGER              Seeks long-term growth of capital and any increased       o Putnam Investment Management, LLC
                               income that results from this growth.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX         Seeks to replicate as closely as possible (before the     o Alliance Capital Management L.P.
                               deduction of portfolio expenses) the total return of
                               the Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/TECHNOLOGY                  Seeks to achieve long-term growth of capital.             o Firsthand Capital Management, Inc.

                                                                                         o RCM Capital Management LLC

                                                                                         o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
Barr Rosenberg Variable
Insurance Trust
Portfolio Name                  Objective                                                Investment Manager/Adviser
------------------------------------------------------------------------------------------------------------------------------------
LAUDUS ROSENBERG VIT VALUE     Seeks to increase the value of your investments in bull   o Charles Schwab Investment Management,
 LONG/SHORT EQUITY(1)          markets and in bear markets through strategies that are     Inc.
                               designed to limit exposure to general equity
                               market risk.                                              o AXA Rosenberg Investment Management LLC

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional
Funds, Inc.
Portfolio Name                 Objective                                                 Investment Manager/Adviser
------------------------------------------------------------------------------------------------------------------------------------
U.S. REAL ESTATE --            Seeks to provide above average current income and         o Van Kampen(3)
Class II(1)(2)                 long-term capital appreciation by investing primarily
                               in equity securities of companies in the U.S. real
                               estate industry, including real estate investment
                               trusts.
-----------------------------------------------------------------------------------------------------------------------------------



(1)   Not available in all contracts.

(2)   'Class II' Shares are defined in the current underlying Trust prospectus.

(3) Van Kampen is the name under which Morgan Stanley Investment Management Inc. does business in certain situations.

You should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this supplement, you may call one of our customer service representatives at 1-800-789-7771.


(4) THE TRUSTS' ANNUAL EXPENSES AND EXPENSE EXAMPLE

The following table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.

This table shows the fees and expenses for 2003 as an annual percentage of each Portfolio's daily average net assets.



--------------------------------------------------------------------------------
                                                Manage-
                                                 ment      12b-1      Other
 Portfolio Name                                 Fees(2)   Fees(3)   Expenses(4)
--------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
--------------------------------------------------------------------------------
AXA Aggressive Allocation                        0.10%      0.25%     5.91%
AXA Conservative Allocation                      0.10%      0.25%     9.04%
AXA Conservative-Plus Allocation                 0.10%      0.25%     4.13%
AXA Moderate Allocation                          0.10%      0.25%     0.39%
AXA Moderate-Plus Allocation                     0.10%      0.25%     1.77%
AXA Premier VIP Aggressive Equity                0.62%      0.25%     0.15%
AXA Premier VIP Core Bond                        0.60%      0.25%     0.26%
AXA Premier VIP Health Care                      1.20%      0.25%     0.48%
AXA Premier VIP High Yield                       0.59%      0.25%     0.16%
AXA Premier VIP International Equity             1.05%      0.25%     0.73%
AXA Premier VIP Large Cap Core Equity            0.90%      0.25%     0.52%
AXA Premier VIP Large Cap Growth                 0.90%      0.25%     0.43%
AXA Premier VIP Large Cap Value                  0.90%      0.25%     0.43%
AXA Premier VIP Small/Mid Cap Growth             1.10%      0.25%     0.35%
AXA Premier VIP Small/Mid Cap Value              1.10%      0.25%     0.31%
AXA Premier VIP Technology                       1.20%      0.25%     0.83%
--------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
--------------------------------------------------------------------------------
EQ/Alliance Common Stock                         0.48%      0.25%     0.06%
EQ/Alliance Growth and Income                    0.57%      0.25%     0.06%
EQ/Alliance Intermediate Government Securities   0.49%      0.25%     0.08%
EQ/Alliance International                        0.74%      0.25%     0.13%
EQ/Alliance Premier Growth                       0.90%      0.25%     0.05%
EQ/Alliance Quality Bond                         0.52%      0.25%     0.06%
EQ/Alliance Small Cap Growth                     0.75%      0.25%     0.07%
EQ/Bernstein Diversified Value                   0.64%      0.25%     0.06%
EQ/Calvert Socially Responsible                  0.65%      0.25%     0.55%
EQ/Capital Guardian International                0.85%      0.25%     0.21%
EQ/Capital Guardian Research                     0.65%      0.25%     0.07%
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------
                                                                 Total                   Net Total
                                                                Annual      Fee Waiv-     Annual
                                                Underlying     Expenses    ers and/or    Expenses
                                                Portfolio      (Before       Expense       After
                                                 Fees and      Expense     Reimburse-     Expense
 Portfolio Name                                Expenses(5)   Limitation)    ments(6)    Limitations
-----------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
-----------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        1.08%          7.34%        (5.98)%      1.36%
AXA Conservative Allocation                      0.84%         10.23%        (9.13)%      1.10%
AXA Conservative-Plus Allocation                 0.88%          5.36%        (4.21)%      1.15%
AXA Moderate Allocation                          0.86%          1.60%        (0.43)%      1.17%
AXA Moderate-Plus Allocation                     1.13%          3.25%        (1.87)%      1.38%
AXA Premier VIP Aggressive Equity                  --           1.02%           --        1.02%
AXA Premier VIP Core Bond                          --           1.11%        (0.16)%      0.95%
AXA Premier VIP Health Care                        --           1.93%        (0.08)%      1.85%
AXA Premier VIP High Yield                         --           1.00%           --        1.00%
AXA Premier VIP International Equity               --           2.03%        (0.23)%      1.80%
AXA Premier VIP Large Cap Core Equity              --           1.67%        (0.32)%      1.35%
AXA Premier VIP Large Cap Growth                   --           1.58%        (0.23)%      1.35%
AXA Premier VIP Large Cap Value                    --           1.58%        (0.23)%      1.35%
AXA Premier VIP Small/Mid Cap Growth               --           1.70%        (0.10)%      1.60%
AXA Premier VIP Small/Mid Cap Value                --           1.66%        (0.06)%      1.60%
AXA Premier VIP Technology                         --           2.28%        (0.43)%      1.85%
-----------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                           --           0.79%           --        0.79%
EQ/Alliance Growth and Income                      --           0.88%           --        0.88%
EQ/Alliance Intermediate Government Securities     --           0.82%           --        0.82%
EQ/Alliance International                          --           1.12%        (0.02)%      1.10%
EQ/Alliance Premier Growth                         --           1.20%        (0.04)%      1.16%
EQ/Alliance Quality Bond                           --           0.83%           --        0.83%
EQ/Alliance Small Cap Growth                       --           1.07%           --        1.07%
EQ/Bernstein Diversified Value                     --           0.95%         0.00%       0.95%
EQ/Calvert Socially Responsible                    --           1.45%        (0.40)%      1.05%
EQ/Capital Guardian International                  --           1.31%        (0.11)%      1.20%
EQ/Capital Guardian Research                       --           0.97%        (0.02)%      0.95%
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                Manage-
                                                 ment      12b-1      Other
 Portfolio Name                                 Fees(2)   Fees(3)   Expenses(4)
--------------------------------------------------------------------------------
  EQ ADVISORS TRUST:
--------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity                0.65%      0.25%     0.07%
EQ/Emerging Markets Equity                     1.15%      0.25%     0.40%
EQ/Equity 500 Index                            0.25%      0.25%     0.06%
EQ/Evergreen Omega                             0.65%      0.25%     0.25%
EQ/FI Mid Cap                                  0.70%      0.25%     0.08%
EQ/FI Small/Mid Cap Value                      0.75%      0.25%     0.10%
EQ/Janus Large Cap Growth                      0.90%      0.25%     0.09%
EQ/J.P. Morgan Core Bond                       0.44%      0.25%     0.08%
EQ/Lazard Small Cap Value                      0.75%      0.25%     0.10%
EQ/Marsico Focus                               0.90%      0.25%     0.07%
EQ/Mercury Basic Value Equity                  0.60%      0.25%     0.07%
EQ/Mercury International Value                 0.85%      0.25%     0.16%
EQ/MFS Emerging Growth Companies               0.65%      0.25%     0.07%
EQ/MFS Investors Trust                         0.60%      0.25%     0.11%
EQ/Money Market                                0.33%      0.25%     0.06%
EQ/Putnam Growth & Income Value                0.60%      0.25%     0.10%
EQ/Putnam Voyager                              0.65%      0.25%     0.13%
EQ/Small Company Index                         0.25%      0.25%     0.35%
EQ/Technology                                  0.90%      0.25%     0.09%
--------------------------------------------------------------------------------
 BARR ROSENBERG VARIABLE INSURANCE TRUST:
--------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity   1.50%      0.25%     5.80%
--------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
--------------------------------------------------------------------------------
U.S. Real Estate - Class II                    0.80%      0.35%     0.31%
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                                                Total                   Net Total
                                                                Annual      Fee Waiv-     Annual
                                                Underlying     Expenses    ers and/or    Expenses
                                                Portfolio      (Before       Expense       After
                                                 Fees and      Expense     Reimburse-     Expense
 Portfolio Name                                Expenses(5)   Limitation)    ments(6)    Limitations
-----------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity                     --       0.97%         (0.02)%      0.95%
EQ/Emerging Markets Equity                          --       1.80%          0.00%       1.80%
EQ/Equity 500 Index                                 --       0.56%            --        0.56%
EQ/Evergreen Omega                                  --       1.15%         (0.20)%      0.95%
EQ/FI Mid Cap                                       --       1.03%         (0.03)%      1.00%
EQ/FI Small/Mid Cap Value                           --       1.10%          0.00%       1.10%
EQ/Janus Large Cap Growth                           --       1.24%         (0.09)%      1.15%
EQ/J.P. Morgan Core Bond                            --       0.77%          0.00%       0.77%
EQ/Lazard Small Cap Value                           --       1.10%          0.00%       1.10%
EQ/Marsico Focus                                    --       1.22%         (0.07)%      1.15%
EQ/Mercury Basic Value Equity                       --       0.92%          0.00%       0.92%
EQ/Mercury International Value                      --       1.26%         (0.01)%      1.25%
EQ/MFS Emerging Growth Companies                    --       0.97%            --        0.97%
EQ/MFS Investors Trust                              --       0.96%         (0.01)%      0.95%
EQ/Money Market                                     --       0.64%            --        0.64%
EQ/Putnam Growth & Income Value                     --       0.95%          0.00%       0.95%
EQ/Putnam Voyager                                   --       1.03%         (0.08)%      0.95%
EQ/Small Company Index                              --       0.85%          0.00%       0.85%
EQ/Technology                                       --       1.24%         (0.09)%      1.15%
-----------------------------------------------------------------------------------------------------
 BARR ROSENBERG VARIABLE INSURANCE TRUST:
-----------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity        --       7.55%         (4.57)%      2.98%
-----------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
-----------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                         --       1.46%         (0.11)%      1.35%
-----------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------
 Portfolio operating expenses expressed as an annual percentage of daily net assets
-----------------------------------------------------------------------------------------------------

Total Annual Portfolio Operating Expenses for 2003 (expenses that are deducted     Lowest     Highest
from Portfolio assets including management fees, 12b-1 fees, service fees, and/or   ---        -----
other expenses)(1)                                                                 .56%       10.23%




(1) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2003 and for the underlying portfolios.

(2) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's Shareholders. See Footnote (6) for any expense limitation agreement information.

(3) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts.

(4) Other expenses shown are those incurred in 2003. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (6) for any expense limitation agreement information.

(5) The AXA Allocation variable investment options invest in corresponding portfolios of the AXA Premier VIP Trust. Each AXA Allocation portfolio in turn invests in shares of other portfolios of the EQ Advisors Trust and AXA Premier VIP Trust ("the underlying portfolios"). Amounts shown reflect each AXA Allocation portfolios's pro rata share of the fees and expenses of the various underlying portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocations as of 12/31/03. A "-" indicates that the listed portfolio does not invest in underlying portfolios, i.e., it is not an allocation portfolio.

(6) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "-" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. Equi table Life, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2005. Under these agreements Equitable Life has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Each Portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," is the manager of The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio -- Class II, and has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio (exclusive of investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. Van Kampen reserves the right to terminate any waiver and/or reimbursement at any time without notice. Charles Schwab Investment Management, Inc. the manager of the Barr Rosenberg Variable Insurance Trust -- Laudus Rosenberg VIT Value Long/Short Equity Portfolio, has voluntarily agreed to reimburse expenses in excess of specified amounts. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of EQ Advisors Trust and AXA Premier VIP Trust is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:



--------------------------------------------------
 Portfolio Name
--------------------------------------------------
   AXA Aggressive Allocation               0.95%
--------------------------------------------------
   AXA Conservative Allocation             0.73%
--------------------------------------------------
   AXA Conservative-Plus Allocation        0.78%
--------------------------------------------------
   AXA Moderate Allocation                 0.79%
--------------------------------------------------
   AXA Moderate-Plus Allocation            0.99%
--------------------------------------------------
   AXA Premier VIP Aggressive Equity       0.95%
--------------------------------------------------
   AXA Premier VIP Health Care             1.84%
--------------------------------------------------
   AXA Premier VIP International Equity    1.73%
--------------------------------------------------
   AXA Premier VIP Large Cap Core Equity   1.32%
--------------------------------------------------
   AXA Premier VIP Large Cap Growth        1.32%
--------------------------------------------------
   AXA Premier VIP Large Cap Value         1.28%
--------------------------------------------------
   AXA Premier VIP Small/Mid Cap Growth    1.46%
--------------------------------------------------
   AXA Premier VIP Small/Mid Cap Value     1.52%
--------------------------------------------------
   AXA Premier VIP Technology              1.70%
--------------------------------------------------
   EQ/Alliance Common Stock                0.77%
--------------------------------------------------
   EQ/Alliance Growth and Income           0.85%
--------------------------------------------------
   EQ/Alliance Premier Growth              1.15%
--------------------------------------------------
   EQ/Alliance Small Cap Growth            1.03%
--------------------------------------------------
   EQ/Calvert Socially Responsible         1.00%
--------------------------------------------------
   EQ/Capital Guardian International       1.18%
--------------------------------------------------
   EQ/Capital Guardian Research            0.93%
--------------------------------------------------
   EQ/Capital Guardian U.S. Equity         0.93%
--------------------------------------------------
   EQ/Emerging Markets Equity              1.78%
--------------------------------------------------
   EQ/Evergreen Omega                      0.84%
--------------------------------------------------
   EQ/FI Mid Cap                           0.88%
--------------------------------------------------
   EQ/FI Small/Mid Cap Value               1.04%
--------------------------------------------------
   EQ/Lazard Small Cap Value               1.00%
--------------------------------------------------
   EQ/Marsico Focus                        1.10%
--------------------------------------------------
   EQ/Mercury Basic Value Equity           0.91%
--------------------------------------------------
   EQ/Mercury International Value          1.18%
--------------------------------------------------
   EQ/MFS Emerging Growth Companies        0.96%
--------------------------------------------------
   EQ/MFS Investors Trust                  0.94%
--------------------------------------------------
   EQ/Putnam Growth & Income Value         0.93%
--------------------------------------------------
   EQ/Putnam Voyager                       0.93%
--------------------------------------------------
   EQ/Technology                           1.01%
--------------------------------------------------


EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses.

The example below shows the expenses that a hypothetical contract owner (who has elected the Guaranteed Minimum Income Benefit with the enhanced death benefit that provides for the greater of the 6% Roll-up or the Annual Ratchet to age 85 and Protection Plus) would pay in the situations illustrated. The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $2.10 per $10,000. Some of these features may not be available or may be different under your contract. Some of these charges may not be applicable under your contract.


The fixed maturity options, guaranteed interest option and the account for special dollar cost averaging are not covered by the fee table and examples. However, the annual administrative charge, the charge if you elect a Variable Immediate Annuity payout option, the charge for any optional benefits and the withdrawal charge do apply to the fixed maturity options, guaranteed interest option and the account for special dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option. Some of these investment options and charges may not be applicable under your contract.


The example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------------------------------
                                                          If you surrender your contract at the end
                                                                of the applicable time period
                                                 -----------------------------------------------------------
                   Portfolio Name                  1 year        3 years        5 years        10 years
------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $ 1,938.01     $ 3,961.13     $ 5,796.47     $  9,326.64
AXA Conservative Allocation                      $ 2,253.10     $ 4,736.29     $ 6,842.80     $ 10,461.71
AXA Conservative-Plus Allocation                 $ 1,721.56     $ 3,397.79     $ 4,989.19     $  8,279.35
AXA Moderate Allocation                          $ 1,312.50     $ 2,258.97     $ 3,241.25     $  5,521.47
AXA Moderate-Plus Allocation                     $ 1,491.38     $ 2,770.44     $ 4,045.17     $  6,868.22
AXA Premier VIP Aggressive Equity                $ 1,251.23     $ 2,073.57     $ 2,942.34     $  5,012.96
AXA Premier VIP Core Bond                        $ 1,260.68     $ 2,102.26     $ 2,988.89     $  5,093.46
AXA Premier VIP Health Care                      $ 1,346.96     $ 2,361.65     $ 3,405.07     $  5,798.30
AXA Premier VIP High Yield                       $ 1,249.13     $ 2,067.20     $ 2,931.98     $  4,994.97
AXA Premier VIP International Equity             $ 1,357.88     $ 2,392.97     $ 3,454.79     $  5,884.68
AXA Premier VIP Large Cap Core Equity            $ 1,319.47     $ 2,279.90     $ 3,274.74     $  5,577.28
AXA Premier VIP Large Cap Growth                 $ 1,310.02     $ 2,251.50     $ 3,229.28     $  5,501.47
AXA Premier VIP Large Cap Value                  $ 1,310.02     $ 2,251.50     $ 3,229.28     $  5,501.47
AXA Premier VIP Small/Mid Cap Growth             $ 1,322.62     $ 2,289.36     $ 3,289.86     $  5,602.39
AXA Premier VIP Small/Mid Cap Value              $ 1,318.42     $ 2,276.75     $ 3,269.70     $  5,568.89
AXA Premier VIP Technology                       $ 1,385.17     $ 2,470.97     $ 3,578.14     $  6,096.56
------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $ 1,227.08     $ 2,000.14     $ 2,822.68     $  4,803.72
EQ/Alliance Growth and Income                    $ 1,236.53     $ 2,028.92     $ 2,869.65     $  4,886.20
EQ/Alliance Intermediate Government Securities   $ 1,230.23     $ 2,009.74     $ 2,838.36     $  4,831.30
EQ/Alliance International                        $ 1,261.73     $ 2,105.45     $ 2,994.06     $  5,102.35
EQ/Alliance Premier Growth                       $ 1,270.13     $ 2,130.96     $ 3,035.31     $  5,173.19
EQ/Alliance Quality Bond                         $ 1,231.28     $ 2,012.94     $ 2,843.58     $  4,840.47
EQ/Alliance Small Cap Growth                     $ 1,256.48     $ 2,089.49     $ 2,968.20     $  5,057.78
EQ/Bernstein Diversified Value                   $ 1,243.88     $ 2,051.26     $ 2,906.05     $  4,949.82
EQ/Calvert Socially Responsible                  $ 1,296.37     $ 2,210.37     $ 3,163.29     $  5,390.66
EQ/Capital Guardian International                $ 1,281.67     $ 2,165.95     $ 3,091.79     $  5,269.59
EQ/Capital Guardian Research                     $ 1,245.98     $ 2,057.64     $ 2,916.43     $  4,967.91
EQ/Capital Guardian U.S. Equity                  $ 1,245.98     $ 2,057.64     $ 2,916.43     $  4,967.91
EQ/Emerging Markets Equity                       $ 1,333.12     $ 2,320.83     $ 3,340.09     $  5,685.49
EQ/Equity 500 Index                              $ 1,202.94     $ 1,926.36     $ 2,701.81     $  4,589.30
EQ/Evergreen Omega                               $ 1,264.88     $ 2,115.02     $ 3,009.54     $  5,128.99
EQ/FI Mid Cap                                    $ 1,252.28     $ 2,076.75     $ 2,947.52     $  5,021.94
EQ/FI Small/Mid Cap Value                        $ 1,259.63     $ 2,099.07     $ 2,983.72     $  5,084.55
EQ/J.P. Morgan Core Bond                         $ 1,224.98     $ 1,993.74     $ 2,812.22     $  4,785.28
EQ/Janus Large Cap Growth                        $ 1,274.33     $ 2,143.69     $ 3,055.88     $  5,208.37
EQ/Lazard Small Cap Value                        $ 1,259.63     $ 2,099.07     $ 2,983.72     $  5,084.55
EQ/Marsico Focus                                 $ 1,272.23     $ 2,137.33     $ 3,045.60     $  5,190.80
EQ/Mercury Basic Value Equity                    $ 1,240.73     $ 2,041.69     $ 2,890.46     $  4,922.61
EQ/Mercury International Value                   $ 1,276.43     $ 2,150.05     $ 3,066.15     $  5,225.91
EQ/MFS Emerging Growth Companies                 $ 1,245.98     $ 2,057.64     $ 2,916.43     $  4,967.91
-----------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------
                                                                If you annuitize at the end
                                                                of the applicable time period
                                                 -----------------------------------------------------------
                  Portfolio Name                  1 year        3 years        5 years        10 years
------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $ 1,488.01     $ 3,611.13     $ 5,546.47     $  9,676.64
AXA Conservative Allocation                      $ 1,803.10     $ 4,386.29     $ 6,592.80     $ 10,811.71
AXA Conservative-Plus Allocation                 $ 1,271.56     $ 3,047.79     $ 4,739.19     $  8,629.35
AXA Moderate Allocation                          $   867.25     $ 1,923.76     $ 3,010.77     $  5,871.47
AXA Moderate-Plus Allocation                     $ 1,041.38     $ 2,420.44     $ 3,795.17     $  7,218.22
AXA Premier VIP Aggressive Equity                $   805.97     $ 1,746.28     $ 2,726.09     $  5,362.96
AXA Premier VIP Core Bond                        $   815.42     $ 1,773.79     $ 2,770.46     $  5,443.46
AXA Premier VIP Health Care                      $   901.51     $ 2,022.03     $ 3,166.76     $  6,148.30
AXA Premier VIP High Yield                       $   803.87     $ 1,740.15     $ 2,716.20     $  5,344.97
AXA Premier VIP International Equity             $   912.01     $ 2,052.00     $ 3,214.10     $  6,234.68
AXA Premier VIP Large Cap Core Equity            $   874.21     $ 1,943.80     $ 3,042.66     $  5,927.28
AXA Premier VIP Large Cap Growth                 $   864.76     $ 1,916.61     $ 2,999.37     $  5,851.47
AXA Premier VIP Large Cap Value                  $   864.76     $ 1,916.61     $ 2,999.37     $  5,851.47
AXA Premier VIP Small/Mid Cap Growth             $   877.36     $ 1,952.85     $ 3,057.05     $  5,952.39
AXA Premier VIP Small/Mid Cap Value              $   873.16     $ 1,940.78     $ 3,037.86     $  5,918.89
AXA Premier VIP Technology                       $   938.25     $ 2,126.65     $ 3,331.55     $  6,446.56
------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $   781.82     $ 1,675.72     $ 2,611.87     $  5,153.72
EQ/Alliance Growth and Income                    $   791.27     $ 1,703.37     $ 2,656.70     $  5,236.20
EQ/Alliance Intermediate Government Securities   $   784.97     $ 1,684.94     $ 2,626.83     $  5,181.30
EQ/Alliance International                        $   816.47     $ 1,776.84     $ 2,775.38     $  5,452.35
EQ/Alliance Premier Growth                       $   824.87     $ 1,801.25     $ 2,814.67     $  5,523.19
EQ/Alliance Quality Bond                         $   786.02     $ 1,688.01     $ 2,631.82     $  5,190.47
EQ/Alliance Small Cap Growth                     $   811.22     $ 1,761.57     $ 2,750.76     $  5,407.78
EQ/Bernstein Diversified Value                   $   798.62     $ 1,724.84     $ 2,691.45     $  5,299.82
EQ/Calvert Socially Responsible                  $   851.11     $ 1,877.25     $ 2,936.53     $  5,740.66
EQ/Capital Guardian International                $   836.42     $ 1,834.74     $ 2,868.45     $  5,619.59
EQ/Capital Guardian Research                     $   800.72     $ 1,730.97     $ 2,701.35     $  5,317.91
EQ/Capital Guardian U.S. Equity                  $   800.72     $ 1,730.97     $ 2,701.35     $  5,317.91
EQ/Emerging Markets Equity                       $   887.86     $ 1,982.97     $ 3,104.89     $  6,035.49
EQ/Equity 500 Index                              $   757.67     $ 1,604.81     $ 2,496.49     $  4,939.30
EQ/Evergreen Omega                               $   819.62     $ 1,786.00     $ 2,790.13     $  5,478.99
EQ/FI Mid Cap                                    $   807.02     $ 1,749.34     $ 2,731.03     $  5,371.94
EQ/FI Small/Mid Cap Value                        $   814.37     $ 1,770.74     $ 2,765.54     $  5,434.55
EQ/J.P. Morgan Core Bond                         $   779.72     $ 1,669.57     $ 2,601.88     $  5,135.28
EQ/Janus Large Cap Growth                        $   829.07     $ 1,813.44     $ 2,834.26     $  5,558.37
EQ/Lazard Small Cap Value                        $   814.37     $ 1,770.74     $ 2,765.54     $  5,434.55
EQ/Marsico Focus                                 $   826.97     $ 1,807.35     $ 2,824.47     $  5,540.80
EQ/Mercury Basic Value Equity                    $   795.47     $ 1,715.64     $ 2,676.57     $  5,272.61
EQ/Mercury International Value                   $   831.17     $ 1,819.53     $ 2,844.04     $  5,575.91
EQ/MFS Emerging Growth Companies                 $   800.72     $ 1,730.97     $ 2,701.35     $  5,317.91
-----------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------
                                                      If you do not surrender your contract at the end
                                                             of the applicable time period
                                                 ----------------------------------------------------------
           Portfolio Name                          1 year      3 years        5 years        10 years
-----------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $ 1,138.01    $ 3,261.13     $ 5,196.47     $  9,326.64
AXA Conservative Allocation                      $ 1,453.10    $ 4,036.29     $ 6,242.80     $ 10,461.71
AXA Conservative-Plus Allocation                 $   921.56    $ 2,697.79     $ 4,389.19     $  8,279.35
AXA Moderate Allocation                          $   517.25    $ 1,573.76     $ 2,660.77     $  5,521.47
AXA Moderate-Plus Allocation                     $   691.38    $ 2,070.44     $ 3,445.17     $  6,868.22
AXA Premier VIP Aggressive Equity                $   455.97    $ 1,396.28     $ 2,376.09     $  5,012.96
AXA Premier VIP Core Bond                        $   465.42    $ 1,423.79     $ 2,420.46     $  5,093.46
AXA Premier VIP Health Care                      $   551.51    $ 1,672.03     $ 2,816.76     $  5,798.30
AXA Premier VIP High Yield                       $   453.87    $ 1,390.15     $ 2,366.20     $  4,994.97
AXA Premier VIP International Equity             $   562.01    $ 1,702.00     $ 2,864.10     $  5,884.68
AXA Premier VIP Large Cap Core Equity            $   524.21    $ 1,593.80     $ 2,692.66     $  5,577.28
AXA Premier VIP Large Cap Growth                 $   514.76    $ 1,566.61     $ 2,649.37     $  5,501.47
AXA Premier VIP Large Cap Value                  $   514.76    $ 1,566.61     $ 2,649.37     $  5,501.47
AXA Premier VIP Small/Mid Cap Growth             $   527.36    $ 1,602.85     $ 2,707.05     $  5,602.39
AXA Premier VIP Small/Mid Cap Value              $   523.16    $ 1,590.78     $ 2,687.86     $  5,568.89
AXA Premier VIP Technology                       $   588.25    $ 1,776.65     $ 2,981.55     $  6,096.56
-----------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $   431.82    $ 1,325.72     $ 2,261.87     $  4,803.72
EQ/Alliance Growth and Income                    $   441.27    $ 1,353.37     $ 2,306.70     $  4,886.20
EQ/Alliance Intermediate Government Securities   $   434.97    $ 1,334.94     $ 2,276.83     $  4,831.30
EQ/Alliance International                        $   466.47    $ 1,426.84     $ 2,425.38     $  5,102.35
EQ/Alliance Premier Growth                       $   474.87    $ 1,451.25     $ 2,464.67     $  5,173.19
EQ/Alliance Quality Bond                         $   436.02    $ 1,338.01     $ 2,281.82     $  4,840.47
EQ/Alliance Small Cap Growth                     $   461.22    $ 1,411.57     $ 2,400.76     $  5,057.78
EQ/Bernstein Diversified Value                   $   448.62    $ 1,374.84     $ 2,341.45     $  4,949.82
EQ/Calvert Socially Responsible                  $   501.11    $ 1,527.25     $ 2,586.53     $  5,390.66
EQ/Capital Guardian International                $   486.42    $ 1,484.74     $ 2,518.45     $  5,269.59
EQ/Capital Guardian Research                     $   450.72    $ 1,380.97     $ 2,351.35     $  4,967.91
EQ/Capital Guardian U.S. Equity                  $   450.72    $ 1,380.97     $ 2,351.35     $  4,967.91
EQ/Emerging Markets Equity                       $   537.86    $ 1,632.97     $ 2,754.89     $  5,685.49
EQ/Equity 500 Index                              $   407.67    $ 1,254.81     $ 2,146.49     $  4,589.30
EQ/Evergreen Omega                               $   469.62    $ 1,436.00     $ 2,440.13     $  5,128.99
EQ/FI Mid Cap                                    $   457.02    $ 1,399.34     $ 2,381.03     $  5,021.94
EQ/FI Small/Mid Cap Value                        $   464.37    $ 1,420.74     $ 2,415.54     $  5,084.55
EQ/J.P. Morgan Core Bond                         $   429.72    $ 1,319.57     $ 2,251.88     $  4,785.28
EQ/Janus Large Cap Growth                        $   479.07    $ 1,463.44     $ 2,484.26     $  5,208.37
EQ/Lazard Small Cap Value                        $   464.37    $ 1,420.74     $ 2,415.54     $  5,084.55
EQ/Marsico Focus                                 $   476.97    $ 1,457.35     $ 2,474.47     $  5,190.80
EQ/Mercury Basic Value Equity                    $   445.47    $ 1,365.64     $ 2,326.57     $  4,922.61
EQ/Mercury International Value                   $   481.17    $ 1,469.53     $ 2,494.04     $  5,225.91
EQ/MFS Emerging Growth Companies                 $   450.72    $ 1,380.97     $ 2,351.35     $  4,967.91
-----------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                          If you surrender your contract at the end
                                                                of the applicable time period
                                                 -----------------------------------------------------------
                   Portfolio Name                  1 year        3 years        5 years        10 years
------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust                         $ 1,244.93     $ 2,054.45     $ 2,911.24     $ 4,958.87
EQ/Money Market                                $ 1,211.34     $ 1,952.06     $ 2,743.99     $ 4,664.47
EQ/Putnam Growth & Income Value                $ 1,243.88     $ 2,051.26     $ 2,906.05     $ 4,949.82
EQ/Putnam Voyager                              $ 1,252.28     $ 2,076.75     $ 2,947.52     $ 5,021.94
EQ/Small Company Index                         $ 1,233.38     $ 2,019.33     $ 2,854.01     $ 4,858.80
EQ/Technology                                  $ 1,274.33     $ 2,143.69     $ 3,055.88     $ 5,208.37
------------------------------------------------------------------------------------------------------------
 BARR ROSENBERG VARIABLE INSURANCE TRUST:
------------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity   $ 1,960.56     $ 4,018.36     $ 5,876.30     $ 9,422.13
------------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
------------------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class II                   $ 1,297.42     $ 2,213.54     $ 3,168.37     $ 5,399.24
------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------
                                                                If you annuitize at the end
                                                                of the applicable time period
                                                 -----------------------------------------------------------
                  Portfolio Name                  1 year        3 years        5 years        10 years
------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust                         $   799.67   $ 1,727.90     $ 2,696.40     $ 5,308.87
EQ/Money Market                                $   766.07   $ 1,629.51     $ 2,536.76     $ 5,014.47
EQ/Putnam Growth & Income Value                $   798.62   $ 1,724.84     $ 2,691.45     $ 5,299.82
EQ/Putnam Voyager                              $   807.02   $ 1,749.34     $ 2,731.03     $ 5,371.94
EQ/Small Company Index                         $   788.12   $ 1,694.16     $ 2,641.78     $ 5,208.80
EQ/Technology                                  $   829.07   $ 1,813.44     $ 2,834.26     $ 5,558.37
------------------------------------------------------------------------------------------------------------
 BARR ROSENBERG VARIABLE INSURANCE TRUST:
------------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity   $ 1,510.56   $ 3,668.36     $ 5,626.30     $ 9,772.13
------------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
------------------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class II                   $   852.16   $ 1,880.29     $ 2,941.38     $ 5,749.24
------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------
                                                      If you do not surrender your contract at the end
                                                             of the applicable time period
                                                 ----------------------------------------------------------
           Portfolio Name                          1 year      3 years        5 years        10 years
-----------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust                         $   449.67   $ 1,377.90     $ 2,346.40     $ 4,958.87
EQ/Money Market                                $   416.07   $ 1,279.51     $ 2,186.76     $ 4,664.47
EQ/Putnam Growth & Income Value                $   448.62   $ 1,374.84     $ 2,341.45     $ 4,949.82
EQ/Putnam Voyager                              $   457.02   $ 1,399.34     $ 2,381.03     $ 5,021.94
EQ/Small Company Index                         $   438.12   $ 1,344.16     $ 2,291.78     $ 4,858.80
EQ/Technology                                  $   479.07   $ 1,463.44     $ 2,484.26     $ 5,208.37
------------------------------------------------------------------------------------------------------------
 BARR ROSENBERG VARIABLE INSURANCE TRUST:
------------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity   $ 1,160.56   $ 3,318.36     $ 5,276.30     $ 9,422.13
------------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
------------------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class II                   $   502.16   $ 1,530.29     $ 2,591.38     $ 5,399.24
------------------------------------------------------------------------------------------------------------

(5) TAX INFORMATION


REQUIRED MINIMUM DISTRIBUTIONS


Distributions must be made according to rules in the Code and Treasury Regulations and the terms of the plan. Treasury Regulations on required minimum distributions were proposed in 1987, revised in 2001 and finalized in 2002. The 2002 final Regulations generally apply beginning in January 2003. The 2002 final regulations include Temporary Regulations applicable to annuity contracts used to fund plans. Certain provisions of the Temporary Regulations concerning the actuarial value of additional contract benefits which could have increased the amount required to be distributed from contracts have currently been suspended. However, these or similar provisions may apply in future years. Under transitional rules, the 1987 and 2001 proposed regulations may continue to apply to annuity payments. Please consult your plan administrator and tax advisor concerning applicability of these complex rules to your situation.


(6) UPDATED INFORMATION ON EQUITABLE LIFE


We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a subsidiary of AXA Financial, Inc. (previously, "The Equitable Companies Incorporated"). AXA, a French holding company for an international group of insurance and related financial services companies, is the sole shareholder of AXA Financial, Inc. As the sole shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contract.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $508.31 billion in assets as of December 31, 2003. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

Effective on or about September 7, 2004, we expect, subject to regulatory approval, to change the name of "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company." When the name change becomes effective, all references in any current prospectus, prospectus supplement or statement of additional information to "The Equitable Life Assurance Society of the United States" will become references to "AXA Equitable Life Insurance Company." Accordingly, all references to "Equitable Life" or "Equitable" will become references to "AXA Equitable."


(7) APPLICABLE ONLY TO CONTRACTS WITH THE GUARANTEED INTEREST OPTION

From time to time we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest account causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.


(8) DISRUPTIVE TRANSFER ACTIVITY

Frequent transfers, including market timing and other program trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may hurt the long term performance of a portfolio by, for example, requiring it to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. We currently use the procedures described below to discourage disruptive transfer activity in AXA Premier VIP Trust and EQ Advisors Trust. You should understand, however, that these procedures are subject to the following limitations: (1) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; (2) the design of these procedures involves inherently subjective judgments, which we and AXA Premier VIP Trust and EQ Advisors Trust seek to make in a fair and reasonable manner consistent with interests of all policy and contract owners. Certain frequent transfer activities attempt to exploit inefficiencies in how portfolio securities are valued. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

If we determine that your transfer patterns are disruptive, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent who is acting on behalf of one or more owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction.

We currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each underlying portfolio. When a potentially disruptive transfer into or out of a portfolio occurs on a day when the portfolio's aggregate deposits or aggregate redemptions exceed our monitoring threshold, we may take the actions described above to restrict availability of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We also currently provide a letter to owners who have engaged in disruptive transfer activity of our intention to restrict access to communication services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider potentially disruptive transfer activity and our monitoring procedures and thresholds, as well as change our procedures to restrict this activity.

Our ability to monitor potentially disruptive transfer activity is limited in certain circumstances. Group annuity contracts may be owned by retirement plans on whose behalf we provide transfer instructions on an omnibus (aggregate) basis, which may mask the disruptive transfer activity of individual plan participants, and/or interfere with our ability to restrict communication services. Also, underlying portfolios that are not in AXA Premier VIP Trust or EQ Advisors Trust may be available for investment through companies that may have policies and procedures regarding disruptive transfer activity that are different from ours. Please see the prospectuses for those underlying portfolios for more information.


(9) WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgment of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgment of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have it signature guaranteed, until we receive the signed Acknowledgment of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of our customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, additional contributions may be transmitted by wire.


(10) CERTAIN INFORMATION ABOUT OUR BUSINESS DAY

Our business day, generally, is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions. Our business day generally ends at 4:00 p.m. Eastern Time for purposes of determining the date when contributions are applied and any other transaction requests are processed. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information.

If we have entered into an agreement with your broker-dealer for automated processing of contributions upon receipt of customer order, your contribution will be considered received at the time your broker-dealer receives your contribution and all information needed to process your application, along with any required documents, and transmits your order to us in accordance with our processing procedures. Such arrangements may apply to initial contributions, subsequent contributions, or both, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4 p.m., Eastern Time.

For more information, including additional instances when a different date may apply to your contributions, please see "More Information" in your prospectus.


(11) CONDENSED FINANCIAL INFORMATION

The following table sets forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after December 31, 2003. The table shows unit values based on the lowest and highest charges that would apply to any contract or investment option to which this supplement relates, including the lowest and highest charges that would apply to the underlying portfolios. Therefore, if your contract has different charges or features than those assumed, your unit values will be different than those shown. Please refer to the SAI for a complete presentation of the unit values and units outstanding. The table also shows the total number of units outstanding for all contracts to which this supplement relates.

The unit values and number of units outstanding shown below are for contracts offered under Separate Accounts 45 and 49 with the same daily asset charges of 0.50%.

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2003.


-------------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
                                                           --------------------------------------------------
                                                                 2003        2002        2001        2000
-------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 48.11    $  40.59    $  46.74          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           3           3          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-------------------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 56.83    $  41.54    $  58.69    $  78.83
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.11    $  10.76          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           2          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
 -------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 10.16    $   7.97          --          --
 -------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 31.80    $  26.08    $  27.00    $  26.95
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2           2           2          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.52    $   7.87          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --           1          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.83    $   7.71          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           2          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.90    $   6.84          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2           3          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
  Unit value                                                  $ 10.40    $   7.98          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Growth
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.72    $   6.25          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           3          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.40    $   7.43          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --           1          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.96    $   5.71          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $268.33    $ 180.32    $ 271.84    $ 306.09
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           7           7          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                  For the years ending December 31,
                                                           --------------------------------------------------
                                                                 2003        2002        2001        2000
-------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 27.85     $ 21.46     $ 27.40         --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           6           5           4         --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --         --
-------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 20.69     $ 20.36     $ 18.84         --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           4          10           8         --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --         --
-------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.29     $  9.14     $ 10.22         --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           5           4           3         --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --         --
-------------------------------------------------------------------------------------------------------------
 EQ/Alliance Premier Growth
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.12     $  4.99     $  7.29    $  9.63
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           4           3         --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --         --
-------------------------------------------------------------------------------------------------------------
 EQ/Quality Bond
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.96     $ 16.46          --         --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           6           6          --         --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --         --
-------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.47     $ 10.32     $ 14.86    $ 17.22
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           4          11           4         --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --         --
-------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.56     $ 10.58     $ 12.31    $ 12.01
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           6          15          10         --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --         --
-------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.25     $  6.48     $  8.85         --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --         --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --         --
-------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.92     $  7.52     $  8.90    $ 11.30
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --         --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --         --
-------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.76     $  8.22     $ 10.97    $ 11.25
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --           6          --         --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --         --
-------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.71     $  7.89     $ 10.39    $ 10.66
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          17          13           1         --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --         --
-------------------------------------------------------------------------------------------------------------
 EQ/Emerging Markets Equity
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.21     $  5.94     $  6.34    $  6.72
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          11          11           2         --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --         --
-------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 25.65     $ 20.16     $ 26.11    $ 29.88
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          62          62           1         --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --         --
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                For the years ending December 31,
                                                           --------------------------------------------------
                                                                2003      2002      2001       2000
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 8.23   $  5.99   $  7.92          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        --        --        --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --        --        --          --
-------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-------------------------------------------------------------------------------------------------------------
  Unit value                                                 $10.01   $  7.01   $  8.64     $ 10.03
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       576       582         6          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --        --        --          --
-------------------------------------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
-------------------------------------------------------------------------------------------------------------
  Unit value                                                 $13.12   $  9.89   $ 11.66     $ 11.27
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       407       416        13          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --        --        --          --
-------------------------------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
-------------------------------------------------------------------------------------------------------------
  Unit value                                                 $14.19   $ 13.80   $ 12.65     $ 11.78
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         1         1        --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --        --        --          --
-------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 5.60   $  4.47   $  6.45     $  8.42
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        11        13        10          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --        --        --          --
-------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  15,15   $ 11.08   $ 12.93     $ 11.04
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        16         7        --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --        --        --          --
-------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-------------------------------------------------------------------------------------------------------------
  Unit value                                                 $13.06   $ 10.01   $ 11.37          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         3         2        --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --        --        --          --
-------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-------------------------------------------------------------------------------------------------------------
  Unit value                                                 $19.38   $ 14.84   $ 17.90          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       187       185         1          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --        --        --          --
-------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-------------------------------------------------------------------------------------------------------------
  Unit value                                                 $14.90   $ 11.70   $ 14.10     $ 18.06
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        --         8        --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --        --        --          --
-------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-------------------------------------------------------------------------------------------------------------
  Unit value                                                 $12.58   $  9.77   $ 14.96     $ 22.79
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        --        --        --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --        --        --          --
-------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 8.53   $  7.02   $  8.94     $ 10.69
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        21        13         2          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --        --        --          --
-------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-------------------------------------------------------------------------------------------------------------
  Unit value                                                 $34.36   $ 34.34   $ 34.09     $ 33.08
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         2         1        19          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --        --       124          --
-------------------------------------------------------------------------------------------------------------
 EQ/Putnam Growth & Income Value
-------------------------------------------------------------------------------------------------------------
  Unit value                                                 $12.78   $ 10.13   $ 12.57     $ 13.56
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        --        --        --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --        --        --          --
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                  For the years ending December 31,
                                                           --------------------------------------------------
                                                                 2003       2002       2001        2000
-------------------------------------------------------------------------------------------------------------
 EQ/Putnam Voyager
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.14    $ 9.84     $ 13.43     $ 17.87
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1         1          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --        --          --          --
-------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.02    $ 8.97     $ 11.40     $ 11.22
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1         1           1          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --        --          --          --
-------------------------------------------------------------------------------------------------------------
 EQ/Technology
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  4.21    $ 2.95     $  5.00     $  6.65
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          29        37           9          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --        --          --          --
-------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the same daily asset charges of 1.90%.

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2003.



---------------------------------------------------------------------------------
                                           For the years ending December 31,
                                       ------------------------------------------
                                            2003       2002        2001
---------------------------------------------------------------------------------
 AXA Moderate Allocation
---------------------------------------------------------------------------------
  Unit value                             $ 37.31   $  31.93    $  37.29
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         11          7           4
---------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
---------------------------------------------------------------------------------
  Unit value                             $ 44.08   $  32.67    $  46.83
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         --         --          --
---------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
---------------------------------------------------------------------------------
  Unit value                             $ 10.80   $  10.61          --
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         18         13          --
---------------------------------------------------------------------------------
 AXA Premier VIP Health Care
---------------------------------------------------------------------------------
  Unit value                             $  9.87   $   7.85          --
---------------------------------------------------------------------------------
  Number of units outstanding (000's)          3          3          --
---------------------------------------------------------------------------------
 AXA Premier VIP High Yield
---------------------------------------------------------------------------------
  Unit value                             $ 24.99   $  20.79    $  21.83
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         11          7          --
---------------------------------------------------------------------------------
 AXA Premier VIP International Equity
---------------------------------------------------------------------------------
  Unit value                             $ 10.23   $   7.76          --
---------------------------------------------------------------------------------
  Number of units outstanding (000's)          6          7          --
---------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
---------------------------------------------------------------------------------
  Unit value                             $  9.55   $   7.60          --
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         15         17          --
---------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
---------------------------------------------------------------------------------
  Unit value                             $  8.65   $   6.75          --
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         36         39          --
---------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
---------------------------------------------------------------------------------
  Unit value                             $ 10.11   $   7.86          --
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         28         30          --
---------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Growth
---------------------------------------------------------------------------------
  Unit value                             $  8.48   $   6.16          --
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         30         34          --
---------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value
---------------------------------------------------------------------------------
  Unit value                             $ 10.11   $   7.33          --
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         23         25          --
---------------------------------------------------------------------------------
 AXA Premier VIP Technology
---------------------------------------------------------------------------------
  Unit value                             $  8.71   $   5.63          --
---------------------------------------------------------------------------------
  Number of units outstanding (000's)          4          4          --
---------------------------------------------------------------------------------
 EQ/Alliance Common Stock
---------------------------------------------------------------------------------
  Unit value                             $180.69   $ 123.15    $ 188.32
---------------------------------------------------------------------------------
  Number of units outstanding (000's)          3          3           1
---------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
---------------------------------------------------------------------------------
  Unit value                             $ 24.09   $  18.83          --
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         11         10          --
---------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
---------------------------------------------------------------------------------
  Unit value                             $ 17.27   $  17.23          --
---------------------------------------------------------------------------------
  Number of units outstanding (000's)          3          2          --
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
                                           For the years ending December 31,
                                       ------------------------------------------
                                            2003       2002       2001
---------------------------------------------------------------------------------
 EQ/Alliance International
---------------------------------------------------------------------------------
  Unit value                             $ 10.86    $  8.19        --
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         14         --        --
---------------------------------------------------------------------------------
 EQ/Alliance Premier Growth
---------------------------------------------------------------------------------
  Unit value                             $  5.73    $  4.74   $  7.02
---------------------------------------------------------------------------------
  Number of units outstanding (000's)        111        108        27
---------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
---------------------------------------------------------------------------------
  Unit value                             $ 14.67    $ 14.44        --
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         25         28        --
---------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
---------------------------------------------------------------------------------
  Unit value                             $ 13.61    $  9.52   $ 13.91
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         25         31         7
---------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
---------------------------------------------------------------------------------
  Unit value                             $ 12.45    $  9.86   $ 11.64
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         66         66        16
---------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
---------------------------------------------------------------------------------
  Unit value                             $  7.75    $  6.18   $  8.56
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         --         --        --
---------------------------------------------------------------------------------
 EQ/Capital Guardian International
---------------------------------------------------------------------------------
  Unit value                             $  9.29    $  7.14   $  8.57
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         36         48        41
---------------------------------------------------------------------------------
 EQ/Capital Guardian Research
---------------------------------------------------------------------------------
  Unit value                             $ 10.07    $  7.80   $ 10.56
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         35         37        13
---------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
---------------------------------------------------------------------------------
  Unit value                             $ 10.02    $  7.49   $ 10.00
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         38         40        21
---------------------------------------------------------------------------------
 EQ/Emerging Markets Equity
---------------------------------------------------------------------------------
  Unit value                             $  8.42    $  5.50   $  5.96
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         --         --        --
---------------------------------------------------------------------------------
 EQ/Equity 500 Index
---------------------------------------------------------------------------------
  Unit value                             $ 22.31    $ 17.79   $ 23.37
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         28         29        11
---------------------------------------------------------------------------------
 EQ/Evergreen Omega
---------------------------------------------------------------------------------
  Unit value                             $  7.67    $  5.66   $  7.59
---------------------------------------------------------------------------------
  Number of units outstanding (000's)          7          4        --
---------------------------------------------------------------------------------
 EQ/FI Mid Cap
---------------------------------------------------------------------------------
  Unit value                             $  9.55    $  6.78   $  8.48
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         22         25         5
---------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
---------------------------------------------------------------------------------
  Unit value                             $ 11.94    $  9.13   $ 10.91
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         39         40        14
---------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
---------------------------------------------------------------------------------
  Unit value                             $ 13.04    $ 12.85   $ 11.96
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         60         73        31
---------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
---------------------------------------------------------------------------------
  Unit value                             $  5.34    $  4.33   $  6.33
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         38         47         6
---------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
---------------------------------------------------------------------------------
  Unit value                             $ 13.92    $ 10.33   $ 12.22
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         44         43        14
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
                                           For the years ending December 31,
                                       ------------------------------------------
                                             2003       2002        2001
---------------------------------------------------------------------------------
 EQ/Marsico Focus
---------------------------------------------------------------------------------
  Unit value                             $ 12.63    $  9.82     $ 11.32
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         14          3           2
---------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
---------------------------------------------------------------------------------
  Unit value                             $ 17.63    $ 13.70     $ 16.76
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         39         34           9
---------------------------------------------------------------------------------
 EQ/Mercury International Value
---------------------------------------------------------------------------------
  Unit value                             $ 13.56    $ 10.80     $ 13.20
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         21         16          18
---------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
---------------------------------------------------------------------------------
  Unit value                             $ 11.44    $  9.02     $ 14.00
---------------------------------------------------------------------------------
  Number of units outstanding (000's)          3          2           1
---------------------------------------------------------------------------------
 EQ/MFS Investors Trust
---------------------------------------------------------------------------------
  Unit value                             $  7.94    $  6.64     $  8.56
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         12         15           6
---------------------------------------------------------------------------------
 EQ/Money Market
---------------------------------------------------------------------------------
  Unit value                             $ 25.00    $ 25.34     $ 25.51
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         21        114         217
---------------------------------------------------------------------------------
 EQ/Putnam Growth & Income Value
---------------------------------------------------------------------------------
  Unit value                             $ 11.62    $  9.34     $ 11.77
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         25         29          19
---------------------------------------------------------------------------------
 EQ/Putnam Voyager
---------------------------------------------------------------------------------
  Unit value                             $ 11.05    $  9.08     $ 12.57
---------------------------------------------------------------------------------
  Number of units outstanding (000's)          3          8           4
---------------------------------------------------------------------------------
 EQ/Small Company Index
---------------------------------------------------------------------------------
  Unit value                             $ 11.95    $  8.35     $ 10.77
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         13         14           1
---------------------------------------------------------------------------------
 EQ/Technology
---------------------------------------------------------------------------------
  Unit value                             $  3.99    $  2.84     $  4.88
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         15         14           5
---------------------------------------------------------------------------------

Appendix


--------------------------------------------------------------------------------


Dates of previous Prospectuses and Supplements



------------------------------------------------------------------------------------------------------------------------------------
                                                                           Product Distributor
                            ------------------------------------------------------- ------------------------------------------------
                            AXA Advisors                                            AXA Distributors
                            ------------------------------------------------------- ------------------------------------------------
                            Prospectus and                                          Prospectus and
Product Name                SAI Dates          Supplement Dates                     SAI Dates        Supplement Dates
--------------------------- ----------------- ------------------------------------- ---------------- -------------------------------
Income Manager              4/7/95            7/1/95; 9/28/95                       4/7/95           7/1/95; 9/28/95
Accumulator(R)              11/1/95                                                 11/1/95
Income Manager(R)           5/1/96                                                  10/16/96         2/10/97
Rollover IRA                10/17/96          2/10/97                               5/1/97           5/1/97
                            5/1/97            5/1/97; 12/31/97; 5/1/98;             8/1/97
                                              1/4/99; 5/1/99; 5/1/00; 6/23/00;      12/31/97         12/31/97; 5/1/98;
                                              9/1/00; 2/9/01; 9/1/01; 1/14/02;                       1/4/99; 5/1/99; 5/1/00; 9/1/00;
                                              2/22/02; 7/15/02; 8/20/02; 1/6/03;                     2/9/01; 9/1/01; 1/14/02;
                                              2/20/03; 5/15/03; 8/15/03; 11/24/03;                   2/22/02; 7/15/02; 8/20/02;
                                              2/1/04                                                 1/6/03; 2/20/03; 5/15/03;
                            ----------------- -------------------------------------                  8/15/03; 11/24/03; 2/1/04
                            12/31/97          12/31/97; 5/1/98; 1/4/99; 5/1/99;
                                              5/1/00; 6/23/00; 9/1/00; 2/9/01;
                                              9/1/01; 1/14/02; 2/22/02; 7/15/02;
                                              8/20/02; 1/6/03; 2/20/03; 5/15/03;
                                              8/15/03; 11/24/03; 2/1/04
--------------------------- ----------------- ------------------------------------- ---------------- -------------------------------
Equitable Accumulator(R)    5/1/98            5/1/98; 6/18/98; 11/30/98             10/1/97(2)
(IRA, NQ and QP)            (Accumulator      5/1/99; 5/1/00; 9/1/00; 2/9/01;       12/31/97(2)
Equitable Accumulator(R)    only)             9/1/01; 1/14/02; 2/22/02; 7/15/02;    5/1/98           5/1/98; 6/18/98; 11/30/98;
Select(SM) (IRA, NQ, QP)    5/1/99            8/20/02; 1/6/03; 2/20/03; 5/15/03;                     5/1/99; 5/1/00; 9/1/00; 2/9/01;
                                              8/15/03; 11/24/03; 2/1/04                              9/1/01; 1/14/02; 2/22/02;
                                                                                                     7/15/02; 8/20/02; 1/6/03;
                                                                                                     2/20/03; 5/15/03; 8/15/03;
                                                                                                     11/24/03; 2/1/04
------------------------------------------------------------------------------------------------------------------------------------



                                                                      Appendix 1

------------------------------------------------------------------------------------------------------------------------------------
                                                                           Product Distributor
                            ------------------------------------------------------ -------------------------------------------------
                            AXA Advisors                                            AXA Distributors
                            ------------------------------------------------------  ------------------------------------------------
                            Prospectus and                                          Prospectus and
Product Name                SAI Dates         Supplement Dates                      SAI Dates        Supplement Dates
--------------------------- ---------------- -------------------------------------  ---------------- -------------------------------
Equitable Accumulator(R)    10/18/99(3)      3/20/00; 5/1/00; 6/23/00; 9/1/00;      5/1/99
Select(SM)                                   10/13/00; 2/9/01; 9/1/01; 1/14/02;     10/18/99         3/20/00; 5/1/00; 9/1/00;
Equitable Accumulator(R)                     2/22/02; 7/15/02; 8/20/02; 1/6/03;                      10/13/00; 2/9/01; 9/1/01;
Equitable Accumulator Select                 2/20/03; 5/15/03; 8/15/03; 11/24/03;                    1/14/02; 2/22/02; 7/15/02;
(2002 Series)                                2/1/04                                                  8/20/02; 1/6/03; 2/20/03;
Equitable Accumulator (2002                                                                          5/15/03; 8/15/03; 11/24/03;
Series)                                                                                              2/1/04
                            ---------------- -------------------------------------- ---------------- -------------------------------
                            5/1/00(3)        3/20/00; 6/23/00; 9/1/00; 9/6/00;      5/1/00           3/20/00; 9/1/00; 9/6/00;
                                             10/13/00; 2/9/01; 9/1/01; 1/14/02;                      10/13/00; 2/9/01; 9/1/01;
                                             2/22/02; 7/15/02; 8/20/02; 1/6/03;                      1/14/02; 2/22/02; 7/15/02;
                                             2/20/03; 5/15/03; 8/15/03; 11/24/03;                    8/20/02; 1/6/03; 2/20/03;
                                             2/1/04                                                  5/15/03; 8/15/03; 11/24/03;
                                                                                                     2/1/04
                            ---------------- -------------------------------------- ---------------- -------------------------------
                            5/1/01(3)        5/1/01(1); 7/30/01(5); 9/1/01;         5/1/01           5/1/01(1); 7/30/01(5);
                                             10/1/01(6); 12/14/01; 1/14/02; 2/22/02;                 9/1/01; 10/1/01(6); 12/14/01;
                                             7/15/02; 8/20/02; 1/6/03; 2/20/03;                      1/14/02; 2/22/02; 7/15/02;
                                             5/15/03; 8/15/03; 11/24/03; 2/1/04                      8/20/02; 1/6/03; 2/20/03;
                                                                                                     5/15/03; 8/15/03; 11/24/03;
                                                                                                     2/1/04
                            ---------------- --------------------------------------- --------------- -------------------------------
                            8/13/01(2)       9/1/01; 10/1/01(6); 12/14/01; 1/14/02;  N/A             N/A
                                             2/22/02; 7/15/02; 8/20/02; 1/6/03;
                                             2/20/03; 5/15/03; 8/15/03; 11/24/03;
                                             2/1/04
                            ---------------- --------------------------------------- --------------- -------------------------------
                            4/1/02(4)        4/3/02; 5/20/02(7); 6/7/02(2);          4/1/02(4)       4/3/02; 5/20/02(7); 6/7/02(2);
                                             7/15/02; 8/5/02(5); 8/20/02; 11/11/02;                  7/15/02; 8/5/02(5); 8/20/02;
                                             12/6/02; 12/09/02; 1/6/03; 2/4/03;                      11/11/02; 12/6/02; 12/09/02;
                                             2/20/03; 5/15/03; 8/8/03(8); 8/15/03;                   1/6/03; 2/4/03; 2/20/03;
                                             11/24/03; 2/1/04; 2/10/04                               5/15/03; 8/8/03(8); 8/15/03;
                                                                                                     11/24/03; 2/1/04; 2/10/04
                            ---------------- --------------------------------------- --------------- -------------------------------
                            5/1/02(3)        5/1/02(1); 7/15/02; 8/20/02; 1/6/03;    5/1/02(3)       5/1/02(1); 7/15/02; 8/20/02;
                                             2/20/03; 5/15/03; 8/15/03; 11/24/03;                    1/6/03; 2/20/03; 5/15/03;
                                             2/1/04                                                  8/15/03; 11/24/03; 2/1/04
                            ---------------- --------------------------------------- --------------- -------------------------------
                            5/1/02(4)        5/20/02(7); 6/7/02(2); 7/15/02;         5/1/02(4)       5/20/02(7); 6/7/02(2); 7/15/02;
                                             8/5/02(5); 8/20/02; 11/11/02; 12/6/02;                  8/5/02(5); 8/20/02; 11/11/02;
                                             12/09/02 1/6/03; 2/4/02; 2/20/03 ;                      12/06/02; 12/09/02; 1/6/03;
                                             5/15/03; 8/8/03(8); 8/15/03; 11/24/03;                  2/4/03; 2/20/03; 5/15/03;
                                             2/1/04; 2/10/04                                         8/8/03(8); 8/15/03; 11/24/03;
                                                                                                     2/1/04; 2/10/04
                            ---------------- --------------------------------------- --------------- -------------------------------
                            5/1/03(4)        5/15/03; 8/8/03(8); 8/15/03; 11/24/03;  5/1/03(4)       5/15/03; 8/8/03(8); 8/15/03;
                                             2/1/04; 2/10/04                                         11/24/03; 2/1/04; 2/10/04
--------------------------- ---------------- --------------------------------------- --------------- -------------------------------
Accumulator(R)              9/15/03          9/15/03(9); 11/24/03; 12/5/03; 1/23/04; 9/15/03         9/15/03(9); 11/24/03; 12/5/03;
(2004 Series)                                2/2/04; 2/10/04; 2/23/04(7)                             1/23/04; 2/2/04; 2/10/04(7);
                                                                                                     2/23/04(7)
--------------------------- ---------------- --------------------------------------- --------------- -------------------------------
Accumulator(R) Select       9/15/03          9/15/03(9); 11/24/03; 12/5/03; 2/10/04; 9/15/03         9/15/03(9); 11/24/03; 12/5/03;
(2004 Series)                                2/23/04(7)                                              2/10/04; 2/23/04(7)
------------------------------------------------------------------------------------------------------------------------------------



2 Appendix

------------------------------------------------------------------------------------------------------------------------------------
                                                                           Product Distributor
                            ------------------------------------------------------ -------------------------------------------------
                            AXA Advisors                                             AXA Distributors
                            ------------------------------------------------------   -----------------------------------------------
                            Prospectus and                                           Prospectus and
Product Name                SAI Dates         Supplement Dates                       SAI Dates        Supplement Dates
--------------------------- ---------------- -------------------------------------   ---------------- ------------------------------
Equitable Accumulator(R)    9/2/99(3)                                                8/2/99(3)
Plus(SM)                    10/18/99(3)                                              10/18/99(3)
Equitable Accumulator Plus  5/1/00(3)        6/23/00; 9/1/00; 9/6/00; 10/13/00;      5/1/00(3)        9/1/00; 9/6/00; 10/13/00;
(2002 Series)                                2/9/01; 3/19/01; 7/30/01; 9/1/01;                        2/9/01; 3/19/01; 7/30/01;
                                             1/14/02; 2/22/02; 7/15/02; 8/20/02;                      9/1/01; 1/14/02; 2/22/02;
                                             1/6/03; 2/20/03; 5/15/03; 8/15/03;                       7/15/02; 8/20/02; 1/6/03;
                                             11/24/03; 2/1/04                                         2/20/03; 5/15/03; 8/15/03;
                                                                                                      11/24/03; 2/1/04
                            ---------------- -------------------------------------   ---------------- ------------------------------
                            5/1/01(3)        7/30/01(5); 9/1/01; 12/14/01; 1/14/02;  5/1/01(3)        5/1/01; 7/30/01(5); 9/1/01;
                                             2/22/02; 7/15/02; 8/20/02; 1/6/03;                       12/14/01; 1/14/02; 2/22/02;
                                             2/20/03; 5/15/03; 8/15/03; 11/24/03;                     7/15/02; 8/20/02; 1/6/03;
                                             2/1/04                                                   2/20/03; 5/15/03; 8/15/03;
                                                                                                      11/24/03; 2/1/04
                            ---------------- -------------------------------------   ---------------- ------------------------------
                            4/1/02(4)        4/3/02; 7/15/02; 8/5/02(5); 8/20/02;    4/1/02(4)        4/3/02; 7/15/02; 8/5/02(5);
                                             11/11/02; 12/6/02; 12/9/02; 1/6/03;                      8/20/02; 11/11/02; 12/6/02;
                                             2/4/03; 2/20/03; 5/15/03; 8/15/03;                       12/9/02; 1/6/03; 2/4/03;
                                             11/24/03; 2/1/04; 2/10/04                                2/20/03; 5/15/03; 8/15/03;
                                                                                                      11/24/03; 2/1/04; 2/10/04
                            ---------------- -------------------------------------   ---------------- ------------------------------
                            5/1/02(3)        7/15/02; 8/20/02; 1/6/03; 2/20/03;      5/1/02(3)        7/15/02; 8/20/02; 1/6/03;
                                             5/15/03; 8/15/03; 11/24/03; 2/1/04;                      2/20/03; 5/15/03; 8/15/03;
                                             2/10/04                                                  11/24/03; 2/1/04; 2/10/04
                            ---------------- -------------------------------------   ---------------- ------------------------------
                            5/1/02(4)        7/15/02; 8/5/02(5); 8/20/02; 11/11/02;  5/1/02(4)        7/15/02; 8/5/02(5); 8/20/02;
                                             12/6/02; 12/9/02; 1/6/03; 2/4/03;                        11/11/02; 12/6/02; 12/9/02;
                                             2/20/03; 5/15/03; 8/15/03; 11/24/03;                     1/6/03; 2/4/03; 2/20/03;
                                             2/1/04; 2/10/04                                          5/15/03; 8/15/03; 11/24/03;
                                                                                                      2/1/04; 2/10/04
--------------------------- ---------------- -------------------------------------   ---------------- ------------------------------
                            5/1/03(4)        5/15/03; 6/20/03; 8/15/03; 11/24/03;    5/1/03(4)        5/15/03; 6/20/03; 8/15/03;
                                             2/1/04; 2/10/04                                          11/24/03; 2/1/04; 2/10/04
--------------------------- ---------------- -------------------------------------   ---------------- ------------------------------
Accumulator(R) Plus         9/15/03          9/15/03; 11/24/03; 12/5/03; 1/23/04;    9/15/03          9/15/03; 11/24/03; 12/5/03;
(2004 Series)                                2/2/04; 2/10/04; 2/23/04(7);                             1/23/04; 2/2/04; 2/10/04;
                                                                                                      2/23/04(7);
--------------------------- ---------------- -------------------------------------   ---------------- ------------------------------
Equitable Accumulator(R)    N/A              N/A                                     10/1/01          10/1/01(6); 12/14/01; 1/14/02;
Select(SM) II                                                                                         2/22/02 7/15/02; 8/20/02;
                                                                                                      1/6/03; 2/20/03; 5/15/03;
                                                                                                      8/15/03; 11/24/03; 2/1/04
--------------------------- ---------------- -------------------------------------   ---------------- ------------------------------
Equitable Accumulator(R)    N/A               N/A                                    10/1/01          10/1/01(7); 12/14/01; 1/14/02;
Elite(SM) II                                                                                          2/22/02 7/15/02; 8/20/02;
                                                                                                      1/6/03; 2/20/03; 5/15/03;
                                                                                                      8/15/03; 11/24/03; 2/1/04
------------------------------------------------------------------------------------------------------------------------------------



                                                                      Appendix 3

------------------------------------------------------------------------------------------------------------------------------------
                                                                           Product Distributor
                            ------------------------------------------------------ -------------------------------------------------
                            AXA Advisors                                            AXA Distributors
                            ------------------------------------------------------  ------------------------------------------------
                            Prospectus and                                           Prospectus and
Product Name                SAI Dates       Supplement Dates                         SAI Dates       Supplement Dates
--------------------------- --------------- -------------------------------------   ---------------  -------------------------------
Equitable Accumulator(R)    8/13/01(3)      9/1/01; 10/1/01(7); 12/14/01; 1/14/02;   8/13/01(3)      9/1/01; 10/1/01(7); 12/14/01;
Elite(SM)                                   2/22/02; 7/15/02; 8/20/02; 11/11/02;                     1/14/02; 2/22/02; 7/15/02;
Equitable Accumulator Elite                 1/6/03; 2/20/03; 5/15/03; 8/15/03;                       8/20/02; 11/11/02; 1/6/03;
(2002 Series)                               11/24/03; 2/1/04                                         2/20/03; 5/15/03; 8/15/03;
                                                                                                     11/24/03; 2/1/04
                            --------------- -------------------------------------   ---------------  -------------------------------
                            4/1/02(4)       4/3/02(5); 5/20/02(7); 7/15/02;          4/1/02(4)       4/3/02(5); 5/20/02(7); 7/15/02;
                                            8/5/02(5);                                               8/5/02(5); 8/20/02; 11/11/02;
                                            8/20/02; 11/11/02; 12/6/02; 12/9/02;                     12/6/02; 12/9/02; 1/6/03;
                                            1/6/03; 2/4/03; 2/20/03 ; 5/15/03;                       2/4/03; 2/20/03; 5/15/03;
                                            8/15/03; 11/24/03; 2/1/04; 2/10/04                       8/15/03; 11/24/03; 2/1/04;
                                                                                                     2/10/04
                            --------------- -------------------------------------    --------------- -------------------------------
                            5/1/02(3)       7/15/02; 8/20/02; 1/6/03; 2/20/03;       5/1/02(3)       7/15/02; 8/20/02; 1/6/03;
                                            5/15/03; 8/15/03; 11/24/03; 2/1/04                       2/20/03; 5/15/03; 8/15/03;
                                                                                                     11/24/03; 2/1/04
                            --------------- -------------------------------------   ---------------  -------------------------------
                            5/1/02(4)       5/20/02(7); 7/15/02; 8/5/02(5); 8/20/02; 5/1/02(4)       5/20/02(7); 7/15/02; 8/5/02(5);
                                            11/11/02; 12/6/02; 12/9/02; 1/6/03;                      8/20/02; 11/11/02; 12/6/02;
                                            2/4/03; 2/20/03; 5/15/03; 8/15/03;                       12/9/02; 1/6/03; 2/4/03;
                                            11/24/03; 2/1/04; 2/10/04                                2/20/03; 5/15/03; 8/15/03;
                                                                                                     11/24/03; 2/1/04; 2/10/04
                            --------------- -------------------------------------   ---------------  -------------------------------
                            5/1/03(4)       5/15/03; 6/20/03; 8/15/03; 11/24/03;    5/1/03(4)        5/15/03; 6/20/03; 8/15/03;
                                            2/1/04; 2/10/04                                          11/24/03; 2/1/04; 2/10/04
--------------------------- --------------- -------------------------------------   ---------------  -------------------------------
Accumulator(R) Elite        9/15/03         9/15/03(10); 11/24/03; 12/5/03;         9/15/03          9/15/0310); 11/24/03; 12/5/03;
(2004 Series)                               1/23/04; 2/2/04; 2/10/04; 2/23/04(7)                     2/2/04; 1/23/04; 2/10/04;
                                                                                                     2/23/04(7);
--------------------------- --------------- -------------------------------------   ---------------  -------------------------------
Equitable Accumulator(R)    11/17/00        2/9/01; 3/19/01; 7/30/01(5); 9/1/01;    5/15/00          9/1/00; 9/6/00; 2/9/01;
Advisor(SM)                                 12/14/01; 1/14/02; 2/22/02; 7/15/02;                     7/30/01(5); 9/1/01; 12/14/01;
                                            8/20/02; 11/11/02; 1/6/03; 2/20/03;                      1/14/02; 2/22/02; 7/15/02;
                                            5/15/03; 8/15/03; 11/24/03; 2/1/04                       8/20/02; 1/6/03; 2/20/03;
                                                                                                     5/15/03; 8/15/03; 11/24/03;
                                                                                                     2/1/04
                            --------------- -------------------------------------   ---------------  -------------------------------
                            5/1/01          9/1/01; 12/14/01; 1/14/02; 2/22/02;     5/1/01           9/1/01; 12/14/01; 1/14/02;
                                            7/15/02; 8/20/02; 11/11/02; 1/6/03;                      2/22/02; 7/15/02; 8/20/02;
                                            2/20/03; 5/15/03; 8/15/03; 11/24/03;                     1/6/03; 2/20/03; 5/15/03;
                                            2/1/04                                                   8/15/03; 11/24/03; 2/1/04
                            --------------- -------------------------------------   ---------------  -------------------------------
                            5/1/02          5/1/02; 7/15/02; 8/20/02; 11/11/02;     5/1/02           7/15/02; 8/5/02; 8/20/02;
                                            1/6/03; 2/20/03; 5/15/03; 8/15/03;                       12/16/02; 1/6/03; 2/20/03;
                                            11/24/03; 2/1/04                                         5/15/03; 8/15/03; 11/24/03;
                                                                                                     2/1/04
                            --------------- -------------------------------------   ---------------  -------------------------------
                            5/1/03          5/15/03; 8/15/03; 11/24/03; 12/23/03;   5/1/03           5/15/03; 8/15/03; 11/24/03;
                                            2/1/04; 2/10/04                                          12/23/03; 2/1/04; 2/10/04
------------------------------------------------------------------------------------------------------------------------------------



4 Appendix

------------------------------------------------------------------------------------------------------------------------------------
                                                                           Product Distributor
                            ------------------------------------------------------ -------------------------------------------------
                            AXA Advisors                                            AXA Distributors
                            ------------------------------------------------------  ------------------------------------------------
                            Prospectus and                                           Prospectus and
Product Name                SAI Dates       Supplement Dates                         SAI Dates       Supplement Dates
--------------------------- --------------- -------------------------------------   ---------------  -------------------------------
Equitable Accumulator(R)    N/A             N/A                                      9/2/99
Express(SM)                                                                          10/18/99
                                                                                     5/1/00          9/1/00; 9/6/00; 2/9/01;
                                                                                                     7/30/01(5); 9/1/01; 12/14/01;
                                                                                                     1/14/02; 2/22/02; 7/15/02;
                                                                                                     8/20/02; 1/6/03; 5/15/03;
                                                                                                     8/15/03; 11/24/03; 2/1/04
                                                                                     --------------- -------------------------------
                                                                                     5/1/01          7/30/01(5); 9/1/01; 1/14/02;
                                                                                                     2/22/02; 7/15/02; 8/20/02;
                                                                                                     1/6/03; 5/15/03; 8/15/03;
                                                                                                     11/24/03; 2/1/04
                                                                                     --------------- -------------------------------
                                                                                     5/1/03          5/15/03; 8/15/03; 11/24/03;
                                                                                                     12/23/03; 2/1/04; 2/10/04
------------------------------------------------------------------------------------------------------------------------------------



(1)  applies to Accumulator(R) contracts issued in Oregon only.

(2)  applies to Accumulator(R) Select(SM) only.

(3)  applies to non-2002 Series only.

(4)  applies to 2002 Series only.

(5)  applies to contracts issued in Washington only.

(6) applies to Accumulator(R) Select(SM) and Select(SM) II contracts issued in New York only.

(7)  applies to contracts issued in New York only.

(8)  applies to Accumulator(R) only.

(9) There are two supplements dated 9/15/03 for Accumulator(R) and Accumulator(R) Select(SM).

(10) There are three supplements dated 9/15/03 for Accumulator(R) Elite(SM).



                                                                      Appendix 5

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            Page


Unit Values                                                                  2
Equitable Life's Pending Name Change                                         2
Custodian and Independent Auditors                                           2
Distribution of the Contracts                                                3
Financial Statements                                                         2



How to obtain an Equitable Accumulator(R) Statement of Additional Information

Send this request form to:
  Equitable Accumulator(R)
  P.O. Box 1547
  Secaucus, NJ 07096-1547

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -


Please send me a combined Equitable Accumulator(R) series SAI dated May 1, 2004




--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City           State    Zip






(SAI 4ACS(5/03))

EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SUPPLEMENT DATED MAY 1, 2004 TO PROSPECTUSES FOR:




o Income Manager Accumulator(R)            o Equitable Accumulator(R)                 o Equitable Accumulator(R) Elite(SM)
o Income Manager(R) Rollover IRA           o Equitable Accumulator(R) Select(SM)      o Equitable Accumulator(R) Elite(SM) II
o Equitable Accumulator(R) (IRA, NQ, QP)   o Equitable Accumulator(R) Select(SM) II
o Equitable Accumulator(R) Plus(SM)        o Equitable Accumulator(R) Express(SM)


--------------------------------------------------------------------------------


This Supplement updates certain information in the most recent prospectus and statement of additional information you received for any of the products listed above, and in any Supplements to that prospectus and statement of additional information. The Appendix sets forth the dates of such prior prospectuses, statements of additional information and supplements, which, in addition to this Supplement, should be kept for future reference.

We have filed with the Securities and Exchange Commission (SEC) our Statement of Additional Information (SAI) dated May 1, 2004. If you do not presently have a copy of the prospectus and prior Supplements, you may obtain additional copies, as well as a copy of the SAI, from us, free of charge, by writing to Equitable Life, P.O. Box 1547, Secaucus, NJ 07096-1547, or calling (800) 789-7771. If you only need a copy of the SAI, you may mail in the SAI request form located at the end of this Supplement. The SAI has been incorporated by reference into this Supplement.


In this Supplement, we provide information on the following: (1) how to reach us; (2) combination of certain investment options; (3) investment options; (4) the Trusts' annual expenses and expense example; (5) tax information; (6) updated information on Equitable Life; (7) information applicable only to contracts with guaranteed interest option; (8) disruptive transfer activity;
(9) subsequent contributions information; and (10) condensed financial information.



(1) HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

--------------------------------------------------------------------------------
FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------
Equitable Accumulator(R)
P.O. Box 13014
Newark, NJ 07188-0014

--------------------------------------------------------------------------------
FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------
Equitable Accumulator(R)
c/o Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Attn: Box 13014
Secaucus, NJ 07094


--------------------------------------------------------------------------------
FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------
Equitable Accumulator(R)
P.O. Box 1547
Secaucus, NJ 07096-1547

--------------------------------------------------------------------------------
FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------
Equitable Accumulator(R)
200 Plaza Drive, 4th Floor
Secaucus, NJ 07094

--------------------------------------------------------------------------------
REPORTS WE PROVIDE:
--------------------------------------------------------------------------------
o  written confirmation of financial transactions;

o statement of your contract values at the close of each calendar year and any calendar quarter in which there was a financial transaction; and

o annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the guaranteed minimum income benefit, if applicable.

--------------------------------------------------------------------------------
TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND EQACCESS SYSTEMS:
--------------------------------------------------------------------------------
TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o  your current account value;

o  your current allocation percentages;

o  the number of units you have in the variable investment options;

o  rates to maturity for the fixed maturity options;

o  the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options;

o change your TOPS personal identification number (PIN) (not available through EQAccess); and


                                                           x00776 - Smith Barney

o  change your EQAccess password (not available through TOPS).


TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. Clients may use EQAccess by visiting our web site at http:// www.equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.


We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" in your Prospectus).


--------------------------------------------------------------------------------
CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------
You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.

(2) COMBINATION OF CERTAIN INVESTMENT OPTIONS

Interests in the AXA Premier VIP Technology investment option (the "surviving option") of AXA Premier VIP Trust will replace interests in the EQ/Technology investment option (the "replaced option") of EQ Advisors Trust, and this option will no longer be available. At the time of the replacement, all the assets that are in the replaced option are moved into the surviving option. After the replacement, any allocation elections to the replaced option will then be considered as allocation elections to the surviving option. The effective date for the replacement of the EQ/Technology investment option will be on or about May 14, 2004, subject to shareholder approval.

--------------------------------------------------------------------------------
Variable investment options
--------------------------------------------------------------------------------
o AXA Aggressive Allocation(1)           o EQ/Bernstein Diversified Value
o AXA Conservative Allocation(1)         o EQ/Calvert Socially Responsible
o AXA Conservative-Plus Allocation(1)    o EQ/Capital Guardian International
o AXA Moderate Allocation(1)             o EQ/Capital Guardian Research
o AXA Moderate-Plus Allocation(1)        o EQ/Capital Guardian U.S. Equity
o AXA Premier VIP Aggressive Equity      o EQ/Emerging Markets Equity
o AXA Premier VIP Core Bond              o EQ/Equity 500 Index
o AXA Premier VIP Health Care            o EQ/Evergreen Omega
o AXA Premier VIP High Yield             o EQ/FI Mid Cap
o AXA Premier VIP International Equity   o EQ/FI Small/Mid Cap Value
o AXA Premier VIP Large Cap Core         o EQ/J.P. Morgan Core Bond
  Equity                                 o EQ/Janus Large Cap Growth
o AXA Premier VIP Large Cap Growth       o EQ/Lazard Small Cap Value
o AXA Premier VIP Large Cap Value        o EQ/Marsico Focus
o AXA Premier VIP Small/Mid Cap          o EQ/Mercury Basic Value Equity
  Growth                                 o EQ/Mercury International Value
o AXA Premier VIP Small/Mid Cap Value    o EQ/MFS Emerging Growth Companies
o AXA Premier VIP Technology             o EQ/MFS Investors Trust
o EQ/Alliance Common Stock               o EQ/Money Market
o EQ/Alliance Growth and Income          o EQ/Putnam Growth & Income Value
o EQ/Alliance Intermediate Government    o EQ/Putnam Voyager
  Securities                             o EQ/Small Company Index
o EQ/Alliance International              o EQ/Technology
o EQ/Alliance Premier Growth             o Laudus Rosenberg VIT Value Long/
o EQ/Alliance Quality Bond                 Short Equity(2)(3)
o EQ/Alliance Small Cap Growth           o U.S. Real Estate -- Class II(3)

(1)  The "AXA Allocation" portfolios.

(2)  Formerly named "AXA Rosenberg VIT Value Long/Short Equity."

(3)  Not available in all contracts.

(3) INVESTMENT OPTIONS

Portfolios of the Trusts

You should note that some portfolios have objectives and strategies that are substantially similar to those of certain retail funds that are purchased directly rather than under a variable insurance product such as an Accumulator(R) series variable annuity. These funds may even have the same man-ager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.

Equitable Life serves as the investment manager of the Portfolios of the EQ Advisors Trust and the AXA Premier VIP Trust. As such, Equitable Life oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers. The advisers for these Portfolios, listed in the chart below, are those who make the investment decisions for each Portfolio. The chart also indicates the investment manager for each of the other Portfolios. Not all of the Portfolios listed below are available in all the contracts to which this supplement applies.

------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                            Objective                                Adviser
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION                 Seeks long-term capital appreciation.    o Equitable Life
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION               Seeks a high level of current income.    o Equitable Life
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS                     Seeks current income and growth of       o Equitable Life
 ALLOCATION                               capital, with a greater emphasis on
                                          current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION                   Seeks long-term capital appreciation     o Equitable Life
                                          and current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS                         Seeks long-term capital appreciation     o Equitable Life
 ALLOCATION                               and current income, with a greater
                                          emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP AGGRESSIVE                Seeks long-term growth of capital.       o Alliance Capital Management L.P.
 GROWTH EQUITY
                                                                                   o MFS Investment Management

                                                                                   o Marsico Capital Management, LLC

                                                                                   o Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP CORE BOND                 Seeks a balance of high current          o BlackRock Advisors, Inc.
                                          income and capital appreciation,
                                          consistent with a prudent level of       o Pacific Investment Management Company LLC
                                          risk.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HEALTH CARE               Seeks long-term growth of capital.       o A I M Capital Management, Inc.

                                                                                   o RCM Capital Management LLC

                                                                                   o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HIGH YIELD                Seeks high total return through a        o Alliance Capital Management LP
                                          combination of current income and
                                          capital appreciation.                    o Pacific Investment Management Company LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP                           Seeks long-term growth of capital.       o Alliance Capital Management L.P., through its
 INTERNATIONAL EQUITY                                                                Bernstein Investment Research and Management
                                                                                     Unit

                                                                                   o Bank of Ireland Asset Management (U.S.) Limited

                                                                                   o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP                 Seeks long-term growth of capital.       o Alliance Capital Management L.P., through its
 CORE EQUITY                                                                         Bernstein Investment Research and Management
                                                                                     Unit

                                                                                   o Janus Capital Management LLC

                                                                                   o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

                                                                              3

------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                    Objective                                              Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP        Seeks long-term growth of capital.                     o Alliance Capital Management L.P.
 GROWTH
                                                                                        o RCM Capital Management LLC

                                                                                        o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP        Seeks long-term growth of capital.                     o Alliance Capital Management L.P.
 VALUE
                                                                                        o Institutional Capital Corporation

                                                                                        o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID        Seeks long-term growth of capital.                     o Alliance Capital Management L.P.
 CAP GROWTH
                                                                                        o Franklin Advisers, Inc.

                                                                                        o Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID        Seeks long-term growth of capital.                     o AXA Rosenberg Investment Management LLC
 CAP VALUE
                                                                                        o TCW Investment Management Company

                                                                                        o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY       Seeks long-term growth of capital.                     o Firsthand Capital Management, Inc.

                                                                                        o RCM Capital Management LLC

                                                                                        o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                    Objective                                              Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK         Seeks to achieve long-term growth of capital.          o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND           Seeks to provide a high total return.                  o Alliance Capital Management L.P.
 INCOME
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE         Seeks to achieve high current income consistent with   o Alliance Capital Management L.P.
 GOVERNMENT SECURITIES           relative stability of principal.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL        Seeks to achieve long-term growth of capital.          o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE PREMIER GROWTH       Seeks to achieve long-term growth of capital.          o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE QUALITY BOND         Seeks to achieve high current income consistent with   o Alliance Capital Management L.P.
                                 moderate risk to capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE SMALL CAP            Seeks to achieve long-term growth of capital.          o Alliance Capital Management L.P.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED VALUE   Seeks capital appreciation.                            o Alliance Capital Management L.P.,
                                                                                          through its Bernstein Investment Research
                                                                                          and Management Unit
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY              Seeks long-term capital appreciation.                  o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                              and Brown Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN              To achieve long-term growth of capital.                o Capital Guardian Trust Company
 INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN              Seeks to achieve long-term growth of capital.          o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.         Seeks to achieve long-term growth of capital.          o Capital Guardian Trust Company
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                Objective                                              Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY   Seeks long-term capital appreciation.                   o Morgan Stanley Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX          Seeks a total return before expenses that               o Alliance Capital Management L.P.
                             approximates the total return performance of the S&P
                             500 Index, including reinvestment of dividends, at
                             a risk level consistent with that of the S&P 500
                             Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA           Seeks long-term capital growth.                         o Evergreen Investment Management Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                Seeks long-term growth of capital.                      o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI SMALL/MID CAP VALUE    Seeks long-term capital appreciation.                   o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. MORGAN CORE BOND     Seeks to provide a high total return consistent         o J.P. Morgan Investment Management Inc.
                             with moderate risk to capital and maintenance of
                             liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH    Seeks long-term growth of capital.                      o Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE    Seeks capital appreciation.                             o Lazard Asset Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS             Seeks long-term growth of capital.                      o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE       Seeks capital appreciation and secondarily, income.     o Mercury Advisors
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY INTERNATIONAL     Seeks capital appreciation.                             o Merrill Lynch Investment Managers
 VALUE                                                                                 International Limited
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH       Seeks to provide long-term capital growth.              o MFS Investment Management
 COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST       Seeks long-term growth of capital with secondary        o MFS Investment Management
                             objective to seek reasonable current income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET              Seeks to obtain a high level of current income,         o Alliance Capital Management L.P.
                             preserve its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM GROWTH & INCOME    Seeks capital growth. Current income is a secondary     o Putnam Investment Management, LLC
 VALUE                       objective.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM VOYAGER            Seeks long-term growth of capital and any increased     o Putnam Investment Management, LLC
                             income that results from this growth.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX       Seeks to replicate as closely as possible (before       o Alliance Capital Management L.P.
                             the deduction of portfolio expenses) the total
                             return of the Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/TECHNOLOGY                Seeks to achieve long-term growth of capital.           o Firsthand Capital Management, Inc.

                                                                                     o RCM Capital Management LLC

                                                                                     o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
Barr Rosenberg Variable
Insurance Trust
Portfolio Name                Objective                                              Investment Manager/Adviser
------------------------------------------------------------------------------------------------------------------------------------
LAUDUS ROSENBERG VIT VALUE   Seeks to increase the value of your investment in       o Charles Schwab Investment Management, Inc.
 LONG/SHORT EQUITY(1)        bull markets and bear markets through strategies
                             that are designed to have limited exposure to           o AXA Rosenberg Investment Management LLC
                             general equity market risk.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional
Funds, Inc.
Portfolio Name                       Objective                                                   Investment Manager
------------------------------------------------------------------------------------------------------------------------------------
U.S. REAL ESTATE -- Class II(1)(2)   Seeks to provide above average current income and           o Van Kampen(3)
                                     longterm capital appreciation by investing primarily
                                     in equity securities of companies in the U.S. real
                                     estate industry, including real estate investment
                                     trusts.
------------------------------------------------------------------------------------------------------------------------------------

(1) Not available in all contracts.

(2) 'Class II' Shares are defined in the current underlying Trust prospectus.

(3) Van Kampen is the name under which Morgan Stanley Investment Management Inc. does business in certain situations.


You should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this supplement, you may call one of our customer service representatives at 1-800-789-7771.



(4) THE TRUSTS' ANNUAL EXPENSES AND EXPENSE EXAMPLE

The following table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.

This table shows the fees and expenses for 2003 as an annual percentage of each Portfolio's daily average net assets.

--------------------------------------------------------------------------------
                                               Manage-
                                                ment       12b-1      Other
Portfolio Name                                 Fees(2)    Fees(3)   Expenses (4)
--------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
--------------------------------------------------------------------------------
AXA Aggressive Allocation                        0.10%      0.25%     5.91%
AXA Conservative Allocation                      0.10%      0.25%     9.04%
AXA Conservative-Plus Allocation                 0.10%      0.25%     4.13%
AXA Moderate Allocation                          0.10%      0.25%     0.39%
AXA Moderate-Plus Allocation                     0.10%      0.25%     1.77%
AXA Premier VIP Aggressive Equity                0.62%      0.25%     0.15%
AXA Premier VIP Core Bond                        0.60%      0.25%     0.26%
AXA Premier VIP Health Care                      1.20%      0.25%     0.48%
AXA Premier VIP High Yield                       0.59%      0.25%     0.16%
AXA Premier VIP International Equity             1.05%      0.25%     0.73%
AXA Premier VIP Large Cap Core Equity            0.90%      0.25%     0.52%
AXA Premier VIP Large Cap Growth                 0.90%      0.25%     0.43%
AXA Premier VIP Large Cap Value                  0.90%      0.25%     0.43%
AXA Premier VIP Small/Mid Cap Growth             1.10%      0.25%     0.35%
AXA Premier VIP Small/Mid Cap Value              1.10%      0.25%     0.31%
AXA Premier VIP Technology                       1.20%      0.25%     0.83%
--------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
--------------------------------------------------------------------------------
EQ/Alliance Common Stock                         0.48%      0.25%     0.06%
EQ/Alliance Growth and Income                    0.57%      0.25%     0.06%
EQ/Alliance Intermediate Government Securities   0.49%      0.25%     0.08%
EQ/Alliance International                        0.74%      0.25%     0.13%
EQ/Alliance Premier Growth                       0.90%      0.25%     0.05%
EQ/Alliance Quality Bond                         0.52%      0.25%     0.06%
EQ/Alliance Small Cap Growth                     0.75%      0.25%     0.07%
EQ/Bernstein Diversified Value                   0.64%      0.25%     0.06%
EQ/Calvert Socially Responsible                  0.65%      0.25%     0.55%
EQ/Capital Guardian International                0.85%      0.25%     0.21%
EQ/Capital Guardian Research                     0.65%      0.25%     0.07%
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                                               Total                   Net Total
                                                               Annual      Fee Waiv-     Annual
                                              Underlying     Expenses    ers and/or    Expenses
                                               Portfolio      (Before       Expense       After
                                               Fees and      Expense     Reimburse-     Expense
Portfolio Name                                Expenses(5)   Limitation)    ments(6)    Limitations
-----------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
-----------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        1.08%          7.34%        (5.98)%      1.36%
AXA Conservative Allocation                      0.84%         10.23%        (9.13)%      1.10%
AXA Conservative-Plus Allocation                 0.88%          5.36%        (4.21)%      1.15%
AXA Moderate Allocation                          0.86%          1.60%        (0.43)%      1.17%
AXA Moderate-Plus Allocation                     1.13%          3.25%        (1.87)%      1.38%
AXA Premier VIP Aggressive Equity                  --           1.02%           --        1.02%
AXA Premier VIP Core Bond                          --           1.11%        (0.16)%      0.95%
AXA Premier VIP Health Care                        --           1.93%        (0.08)%      1.85%
AXA Premier VIP High Yield                         --           1.00%           --        1.00%
AXA Premier VIP International Equity               --           2.03%        (0.23)%      1.80%
AXA Premier VIP Large Cap Core Equity              --           1.67%        (0.32)%      1.35%
AXA Premier VIP Large Cap Growth                   --           1.58%        (0.23)%      1.35%
AXA Premier VIP Large Cap Value                    --           1.58%        (0.23)%      1.35%
AXA Premier VIP Small/Mid Cap Growth               --           1.70%        (0.10)%      1.60%
AXA Premier VIP Small/Mid Cap Value                --           1.66%        (0.06)%      1.60%
AXA Premier VIP Technology                         --           2.28%        (0.43)%      1.85%
-----------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                           --           0.79%           --        0.79%
EQ/Alliance Growth and Income                      --           0.88%           --        0.88%
EQ/Alliance Intermediate Government Securities     --           0.82%           --        0.82%
EQ/Alliance International                          --           1.12%        (0.02)%      1.10%
EQ/Alliance Premier Growth                         --           1.20%        (0.04)%      1.16%
EQ/Alliance Quality Bond                           --           0.83%           --        0.83%
EQ/Alliance Small Cap Growth                       --           1.07%           --        1.07%
EQ/Bernstein Diversified Value                     --           0.95%         0.00%       0.95%
EQ/Calvert Socially Responsible                    --           1.45%        (0.40)%      1.05%
EQ/Capital Guardian International                  --           1.31%        (0.11)%      1.20%
EQ/Capital Guardian Research                       --           0.97%        (0.02)%      0.95%
-----------------------------------------------------------------------------------------------------

                                               Manage-
                                                ment       12b-1      Other
Portfolio Name                                 Fees(2)    Fees(3)   Expenses (4)
--------------------------------------------------------------------------------
EQ ADVISORS TRUST:
--------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity                 0.65%      0.25%      0.07%
EQ/Emerging Markets Equity                      1.15%      0.25%      0.40%
EQ/Equity 500 Index                             0.25%      0.25%      0.06%
EQ/Evergreen Omega                              0.65%      0.25%      0.25%
EQ/FI Mid Cap                                   0.70%      0.25%      0.08%
EQ/FI Small/Mid Cap Value                       0.75%      0.25%      0.10%
EQ/Janus Large Cap Growth                       0.90%      0.25%      0.09%
EQ/J.P. Morgan Core Bond                        0.44%      0.25%      0.08%
EQ/Lazard Small Cap Value                       0.75%      0.25%      0.10%
EQ/Marsico Focus                                0.90%      0.25%      0.07%
EQ/Mercury Basic Value Equity                   0.60%      0.25%      0.07%
EQ/Mercury International Value                  0.85%      0.25%      0.16%
EQ/MFS Emerging Growth Companies                0.65%      0.25%      0.07%
EQ/MFS Investors Trust                          0.60%      0.25%      0.11%
EQ/Money Market                                 0.33%      0.25%      0.06%
EQ/Putnam Growth & Income Value                 0.60%      0.25%      0.10%
EQ/Putnam Voyager                               0.65%      0.25%      0.13%
EQ/Small Company Index                          0.25%      0.25%      0.35%
EQ/Technology                                   0.90%      0.25%      0.09%
--------------------------------------------------------------------------------
BARR ROSENBERG VARIABLE INSURANCE TRUST:
--------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity    1.50%      0.25%      5.80%
--------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
--------------------------------------------------------------------------------
U.S. Real Estate - Class II                     0.80%      0.35%      0.31%
--------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------
                                                               Total                    Net Total
                                                               Annual      Fee Waiv-      Annual
                                              Underlying     Expenses     ers and/or     Expenses
                                               Portfolio      (Before       Expense        After
                                               Fees and      Expense      Reimburse-      Expense
Portfolio Name                                Expenses(5)   Limitation)    ments(6)     Limitations
-----------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity                    --          0.97%        (0.02)%        0.95%
EQ/Emerging Markets Equity                         --          1.80%         0.00%         1.80%
EQ/Equity 500 Index                                --          0.56%           --          0.56%
EQ/Evergreen Omega                                 --          1.15%        (0.20)%        0.95%
EQ/FI Mid Cap                                      --          1.03%        (0.03)%        1.00%
EQ/FI Small/Mid Cap Value                          --          1.10%         0.00%         1.10%
EQ/Janus Large Cap Growth                          --          1.24%        (0.09)%        1.15%
EQ/J.P. Morgan Core Bond                           --          0.77%         0.00%         0.77%
EQ/Lazard Small Cap Value                          --          1.10%         0.00%         1.10%
EQ/Marsico Focus                                   --          1.22%        (0.07)%        1.15%
EQ/Mercury Basic Value Equity                      --          0.92%         0.00%         0.92%
EQ/Mercury International Value                     --          1.26%        (0.01)%        1.25%
EQ/MFS Emerging Growth Companies                   --          0.97%           --          0.97%
EQ/MFS Investors Trust                             --          0.96%        (0.01)%        0.95%
EQ/Money Market                                    --          0.64%           --          0.64%
EQ/Putnam Growth & Income Value                    --          0.95%         0.00%         0.95%
EQ/Putnam Voyager                                  --          1.03%        (0.08)%        0.95%
EQ/Small Company Index                             --          0.85%         0.00%         0.85%
EQ/Technology                                      --          1.24%        (0.09)%        1.15%
-----------------------------------------------------------------------------------------------------
BARR ROSENBERG VARIABLE INSURANCE TRUST:
-----------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity       --          7.55%        (4.57)%        2.98%
-----------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
-----------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                        --          1.46%        (0.11)%        1.35%
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of daily net assets
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2003        Lowest     Highest
(expenses that are deducted from Portfolio assets         ------     -------
including management fees, 12b-1 fees, service             .56%       10.23%
fees, and/or other expenses)(1)

(1) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2003 and for the underlying portfolios.

(2) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's Shareholders. See Footnote (6) for any expense limitation agreement information.

(3) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts.

(4) Other expenses shown are those incurred in 2003. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (6) for any expense limitation agreement information.

(5) The AXA Allocation variable investment options invest in corresponding portfolios of the AXA Premier VIP Trust. Each AXA Allocation portfolio in turn invests in shares of other portfolios of the EQ Advisors Trust and AXA Premier VIP Trust ("the underlying portfolios"). Amounts shown reflect each AXA Allocation portfolios's pro rata share of the fees and expenses of the various underlying portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocations as of 12/31/03. A "-" indicates that the listed portfolio does not invest in underlying portfolios, i.e., it is not an allocation portfolio.

(6) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "-" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. Equi table Life, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2005. Under these agreements Equitable Life has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Each Portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," is the manager of The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio -- Class II, and has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio (exclusive of investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. Van Kampen reserves the right to terminate any waiver and/or reimbursement at any time without notice. Charles Schwab Investment Management, Inc. the manager of the Barr Rosenberg Variable Insurance Trust -- Laudus Rosenberg VIT Value Long/Short Equity Portfolio, has voluntarily agreed to reimburse expenses in excess of specified amounts. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of EQ Advisors Trust and AXA Premier VIP Trust is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:

-----------------------------------------------
Portfolio Name
-----------------------------------------------
AXA Aggressive Allocation               0.95%
AXA Conservative Allocation             0.73%
AXA Conservative-Plus Allocation        0.78%
AXA Moderate Allocation                 0.79%
AXA Moderate-Plus Allocation            0.99%
AXA Premier VIP Aggressive Equity       0.95%
AXA Premier VIP Health Care             1.84%
AXA Premier VIP International Equity    1.73%
AXA Premier VIP Large Cap Core Equity   1.32%
AXA Premier VIP Large Cap Growth        1.32%
AXA Premier VIP Large Cap Value         1.28%
AXA Premier VIP Small/Mid Cap Growth    1.46%
AXA Premier VIP Small/Mid Cap Value     1.52%
AXA Premier VIP Technology              1.70%
EQ/Alliance Common Stock                0.77%
EQ/Alliance Growth and Income           0.85%
EQ/Alliance Premier Growth              1.15%
EQ/Alliance Small Cap Growth            1.03%
EQ/Calvert Socially Responsible         1.00%
EQ/Capital Guardian International       1.18%
EQ/Capital Guardian Research            0.93%
EQ/Capital Guardian U.S. Equity         0.93%
EQ/Emerging Markets Equity              1.78%
EQ/Evergreen Omega                      0.84%
EQ/FI Mid Cap                           0.88%
EQ/FI Small/Mid Cap Value               1.04%
EQ/Lazard Small Cap Value               1.00%
EQ/Marsico Focus                        1.10%
EQ/Mercury Basic Value Equity           0.91%
EQ/Mercury International Value          1.18%
EQ/MFS Emerging Growth Companies        0.96%
EQ/MFS Investors Trust                  0.94%
EQ/Putnam Growth & Income Value         0.93%
EQ/Putnam Voyager                       0.93%
EQ/Technology                           1.01%
-----------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses.


The example below shows the expenses that a hypothetical contract owner (who has elected the Guaranteed Minimum Income Benefit with the enhanced death benefit that provides for the greater of the 6% Roll-up or the Annual Ratchet to age 85 and Protection Plus) would pay in the situations illustrated. The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $2.10 per $10,000. Some of these features may not be available or may be different under your contract. Some of these charges may not be applicable under your contract.


The fixed maturity options, guaranteed interest option and the account for special dollar cost averaging are not covered by the fee table and examples. However, the annual administrative charge, the charge if you elect a Variable Immediate Annuity payout option, the charge for any optional benefits and the withdrawal charge do apply to the fixed maturity options, guaranteed interest option and the account for special dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option. Some of these investment options and charges may not be applicable under your contract.

The example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------------------------------
                                                           If you surrender your contract at the end
                                                                of the applicable time period
                                                 -----------------------------------------------------------
                   Portfolio Name                    1 year        3 years        5 years        10 years
------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $ 1,938.01     $ 3,961.13     $ 5,796.47     $  9,326.64
AXA Conservative Allocation                      $ 2,253.10     $ 4,736.29     $ 6,842.80     $ 10,461.71
AXA Conservative-Plus Allocation                 $ 1,721.56     $ 3,397.79     $ 4,989.19     $  8,279.35
AXA Moderate Allocation                          $ 1,312.50     $ 2,258.97     $ 3,241.25     $  5,521.47
AXA Moderate-Plus Allocation                     $ 1,491.38     $ 2,770.44     $ 4,045.17     $  6,868.22
AXA Premier VIP Aggressive Equity                $ 1,251.23     $ 2,073.57     $ 2,942.34     $  5,012.96
AXA Premier VIP Core Bond                        $ 1,260.68     $ 2,102.26     $ 2,988.89     $  5,093.46
AXA Premier VIP Health Care                      $ 1,346.96     $ 2,361.65     $ 3,405.07     $  5,798.30
AXA Premier VIP High Yield                       $ 1,249.13     $ 2,067.20     $ 2,931.98     $  4,994.97
AXA Premier VIP International Equity             $ 1,357.88     $ 2,392.97     $ 3,454.79     $  5,884.68
AXA Premier VIP Large Cap Core Equity            $ 1,319.47     $ 2,279.90     $ 3,274.74     $  5,577.28
AXA Premier VIP Large Cap Growth                 $ 1,310.02     $ 2,251.50     $ 3,229.28     $  5,501.47
AXA Premier VIP Large Cap Value                  $ 1,310.02     $ 2,251.50     $ 3,229.28     $  5,501.47
AXA Premier VIP Small/Mid Cap Growth             $ 1,322.62     $ 2,289.36     $ 3,289.86     $  5,602.39
AXA Premier VIP Small/Mid Cap Value              $ 1,318.42     $ 2,276.75     $ 3,269.70     $  5,568.89
AXA Premier VIP Technology                       $ 1,385.17     $ 2,470.97     $ 3,578.14     $  6,096.56
------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $ 1,227.08     $ 2,000.14     $ 2,822.68     $  4,803.72
EQ/Alliance Growth and Income                    $ 1,236.53     $ 2,028.92     $ 2,869.65     $  4,886.20
EQ/Alliance Intermediate Government Securities   $ 1,230.23     $ 2,009.74     $ 2,838.36     $  4,831.30
EQ/Alliance International                        $ 1,261.73     $ 2,105.45     $ 2,994.06     $  5,102.35
EQ/Alliance Premier Growth                       $ 1,270.13     $ 2,130.96     $ 3,035.31     $  5,173.19
EQ/Alliance Quality Bond                         $ 1,231.28     $ 2,012.94     $ 2,843.58     $  4,840.47
EQ/Alliance Small Cap Growth                     $ 1,256.48     $ 2,089.49     $ 2,968.20     $  5,057.78
EQ/Bernstein Diversified Value                   $ 1,243.88     $ 2,051.26     $ 2,906.05     $  4,949.82
EQ/Calvert Socially Responsible                  $ 1,296.37     $ 2,210.37     $ 3,163.29     $  5,390.66
EQ/Capital Guardian International                $ 1,281.67     $ 2,165.95     $ 3,091.79     $  5,269.59
EQ/Capital Guardian Research                     $ 1,245.98     $ 2,057.64     $ 2,916.43     $  4,967.91
EQ/Capital Guardian U.S. Equity                  $ 1,245.98     $ 2,057.64     $ 2,916.43     $  4,967.91
EQ/Emerging Markets Equity                       $ 1,333.12     $ 2,320.83     $ 3,340.09     $  5,685.49
EQ/Equity 500 Index                              $ 1,202.94     $ 1,926.36     $ 2,701.81     $  4,589.30
EQ/Evergreen Omega                               $ 1,264.88     $ 2,115.02     $ 3,009.54     $  5,128.99
EQ/FI Mid Cap                                    $ 1,252.28     $ 2,076.75     $ 2,947.52     $  5,021.94
EQ/FI Small/Mid Cap Value                        $ 1,259.63     $ 2,099.07     $ 2,983.72     $  5,084.55
EQ/J.P. Morgan Core Bond                         $ 1,224.98     $ 1,993.74     $ 2,812.22     $  4,785.28
EQ/Janus Large Cap Growth                        $ 1,274.33     $ 2,143.69     $ 3,055.88     $  5,208.37
EQ/Lazard Small Cap Value                        $ 1,259.63     $ 2,099.07     $ 2,983.72     $  5,084.55
EQ/Marsico Focus                                 $ 1,272.23     $ 2,137.33     $ 3,045.60     $  5,190.80
EQ/Mercury Basic Value Equity                    $ 1,240.73     $ 2,041.69     $ 2,890.46     $  4,922.61
EQ/Mercury International Value                   $ 1,276.43     $ 2,150.05     $ 3,066.15     $  5,225.91
EQ/MFS Emerging Growth Companies                 $ 1,245.98     $ 2,057.64     $ 2,916.43     $  4,967.91

------------------------------------------------------------------------------------------------------------
                                                                 If you annuitize at the end
                                                                of the applicable time period
                                                 -----------------------------------------------------------
                   Portfolio Name                    1 year        3 years        5 years        10 years
------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $ 1,488.01     $ 3,611.13     $ 5,546.47     $  9,676.64
AXA Conservative Allocation                      $ 1,803.10     $ 4,386.29     $ 6,592.80     $ 10,811.71
AXA Conservative-Plus Allocation                 $ 1,271.56     $ 3,047.79     $ 4,739.19     $  8,629.35
AXA Moderate Allocation                          $   867.25     $ 1,923.76     $ 3,010.77     $  5,871.47
AXA Moderate-Plus Allocation                     $ 1,041.38     $ 2,420.44     $ 3,795.17     $  7,218.22
AXA Premier VIP Aggressive Equity                $   805.97     $ 1,746.28     $ 2,726.09     $  5,362.96
AXA Premier VIP Core Bond                        $   815.42     $ 1,773.79     $ 2,770.46     $  5,443.46
AXA Premier VIP Health Care                      $   901.51     $ 2,022.03     $ 3,166.76     $  6,148.30
AXA Premier VIP High Yield                       $   803.87     $ 1,740.15     $ 2,716.20     $  5,344.97
AXA Premier VIP International Equity             $   912.01     $ 2,052.00     $ 3,214.10     $  6,234.68
AXA Premier VIP Large Cap Core Equity            $   874.21     $ 1,943.80     $ 3,042.66     $  5,927.28
AXA Premier VIP Large Cap Growth                 $   864.76     $ 1,916.61     $ 2,999.37     $  5,851.47
AXA Premier VIP Large Cap Value                  $   864.76     $ 1,916.61     $ 2,999.37     $  5,851.47
AXA Premier VIP Small/Mid Cap Growth             $   877.36     $ 1,952.85     $ 3,057.05     $  5,952.39
AXA Premier VIP Small/Mid Cap Value              $   873.16     $ 1,940.78     $ 3,037.86     $  5,918.89
AXA Premier VIP Technology                       $   938.25     $ 2,126.65     $ 3,331.55     $  6,446.56
------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $   781.82     $ 1,675.72     $ 2,611.87     $  5,153.72
EQ/Alliance Growth and Income                    $   791.27     $ 1,703.37     $ 2,656.70     $  5,236.20
EQ/Alliance Intermediate Government Securities   $   784.97     $ 1,684.94     $ 2,626.83     $  5,181.30
EQ/Alliance International                        $   816.47     $ 1,776.84     $ 2,775.38     $  5,452.35
EQ/Alliance Premier Growth                       $   824.87     $ 1,801.25     $ 2,814.67     $  5,523.19
EQ/Alliance Quality Bond                         $   786.02     $ 1,688.01     $ 2,631.82     $  5,190.47
EQ/Alliance Small Cap Growth                     $   811.22     $ 1,761.57     $ 2,750.76     $  5,407.78
EQ/Bernstein Diversified Value                   $   798.62     $ 1,724.84     $ 2,691.45     $  5,299.82
EQ/Calvert Socially Responsible                  $   851.11     $ 1,877.25     $ 2,936.53     $  5,740.66
EQ/Capital Guardian International                $   836.42     $ 1,834.74     $ 2,868.45     $  5,619.59
EQ/Capital Guardian Research                     $   800.72     $ 1,730.97     $ 2,701.35     $  5,317.91
EQ/Capital Guardian U.S. Equity                  $   800.72     $ 1,730.97     $ 2,701.35     $  5,317.91
EQ/Emerging Markets Equity                       $   887.86     $ 1,982.97     $ 3,104.89     $  6,035.49
EQ/Equity 500 Index                              $   757.67     $ 1,604.81     $ 2,496.49     $  4,939.30
EQ/Evergreen Omega                               $   819.62     $ 1,786.00     $ 2,790.13     $  5,478.99
EQ/FI Mid Cap                                    $   807.02     $ 1,749.34     $ 2,731.03     $  5,371.94
EQ/FI Small/Mid Cap Value                        $   814.37     $ 1,770.74     $ 2,765.54     $  5,434.55
EQ/J.P. Morgan Core Bond                         $   779.72     $ 1,669.57     $ 2,601.88     $  5,135.28
EQ/Janus Large Cap Growth                        $   829.07     $ 1,813.44     $ 2,834.26     $  5,558.37
EQ/Lazard Small Cap Value                        $   814.37     $ 1,770.74     $ 2,765.54     $  5,434.55
EQ/Marsico Focus                                 $   826.97     $ 1,807.35     $ 2,824.47     $  5,540.80
EQ/Mercury Basic Value Equity                    $   795.47     $ 1,715.64     $ 2,676.57     $  5,272.61
EQ/Mercury International Value                   $   831.17     $ 1,819.53     $ 2,844.04     $  5,575.91
EQ/MFS Emerging Growth Companies                 $   800.72     $ 1,730.97     $ 2,701.35     $  5,317.91
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                      If you do not surrender your contract at the end
                                                                of the applicable time period
                                                 -----------------------------------------------------------
          Portfolio Name                           1 year       3 years        5 years        10 years
------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $ 1,138.01    $ 3,261.13     $ 5,196.47     $  9,326.64
AXA Conservative Allocation                      $ 1,453.10    $ 4,036.29     $ 6,242.80     $ 10,461.71
AXA Conservative-Plus Allocation                 $   921.56    $ 2,697.79     $ 4,389.19     $  8,279.35
AXA Moderate Allocation                          $   517.25    $ 1,573.76     $ 2,660.77     $  5,521.47
AXA Moderate-Plus Allocation                     $   691.38    $ 2,070.44     $ 3,445.17     $  6,868.22
AXA Premier VIP Aggressive Equity                $   455.97    $ 1,396.28     $ 2,376.09     $  5,012.96
AXA Premier VIP Core Bond                        $   465.42    $ 1,423.79     $ 2,420.46     $  5,093.46
AXA Premier VIP Health Care                      $   551.51    $ 1,672.03     $ 2,816.76     $  5,798.30
AXA Premier VIP High Yield                       $   453.87    $ 1,390.15     $ 2,366.20     $  4,994.97
AXA Premier VIP International Equity             $   562.01    $ 1,702.00     $ 2,864.10     $  5,884.68
AXA Premier VIP Large Cap Core Equity            $   524.21    $ 1,593.80     $ 2,692.66     $  5,577.28
AXA Premier VIP Large Cap Growth                 $   514.76    $ 1,566.61     $ 2,649.37     $  5,501.47
AXA Premier VIP Large Cap Value                  $   514.76    $ 1,566.61     $ 2,649.37     $  5,501.47
AXA Premier VIP Small/Mid Cap Growth             $   527.36    $ 1,602.85     $ 2,707.05     $  5,602.39
AXA Premier VIP Small/Mid Cap Value              $   523.16    $ 1,590.78     $ 2,687.86     $  5,568.89
AXA Premier VIP Technology                       $   588.25    $ 1,776.65     $ 2,981.55     $  6,096.56
------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $   431.82    $ 1,325.72     $ 2,261.87     $  4,803.72
EQ/Alliance Growth and Income                    $   441.27    $ 1,353.37     $ 2,306.70     $  4,886.20
EQ/Alliance Intermediate Government Securities   $   434.97    $ 1,334.94     $ 2,276.83     $  4,831.30
EQ/Alliance International                        $   466.47    $ 1,426.84     $ 2,425.38     $  5,102.35
EQ/Alliance Premier Growth                       $   474.87    $ 1,451.25     $ 2,464.67     $  5,173.19
EQ/Alliance Quality Bond                         $   436.02    $ 1,338.01     $ 2,281.82     $  4,840.47
EQ/Alliance Small Cap Growth                     $   461.22    $ 1,411.57     $ 2,400.76     $  5,057.78
EQ/Bernstein Diversified Value                   $   448.62    $ 1,374.84     $ 2,341.45     $  4,949.82
EQ/Calvert Socially Responsible                  $   501.11    $ 1,527.25     $ 2,586.53     $  5,390.66
EQ/Capital Guardian International                $   486.42    $ 1,484.74     $ 2,518.45     $  5,269.59
EQ/Capital Guardian Research                     $   450.72    $ 1,380.97     $ 2,351.35     $  4,967.91
EQ/Capital Guardian U.S. Equity                  $   450.72    $ 1,380.97     $ 2,351.35     $  4,967.91
EQ/Emerging Markets Equity                       $   537.86    $ 1,632.97     $ 2,754.89     $  5,685.49
EQ/Equity 500 Index                              $   407.67    $ 1,254.81     $ 2,146.49     $  4,589.30
EQ/Evergreen Omega                               $   469.62    $ 1,436.00     $ 2,440.13     $  5,128.99
EQ/FI Mid Cap                                    $   457.02    $ 1,399.34     $ 2,381.03     $  5,021.94
EQ/FI Small/Mid Cap Value                        $   464.37    $ 1,420.74     $ 2,415.54     $  5,084.55
EQ/J.P. Morgan Core Bond                         $   429.72    $ 1,319.57     $ 2,251.88     $  4,785.28
EQ/Janus Large Cap Growth                        $   479.07    $ 1,463.44     $ 2,484.26     $  5,208.37
EQ/Lazard Small Cap Value                        $   464.37    $ 1,420.74     $ 2,415.54     $  5,084.55
EQ/Marsico Focus                                 $   476.97    $ 1,457.35     $ 2,474.47     $  5,190.80
EQ/Mercury Basic Value Equity                    $   445.47    $ 1,365.64     $ 2,326.57     $  4,922.61
EQ/Mercury International Value                   $   481.17    $ 1,469.53     $ 2,494.04     $  5,225.91
EQ/MFS Emerging Growth Companies                 $   450.72    $ 1,380.97     $ 2,351.35     $  4,967.91
------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                           If you surrender your contract at the end
                                                                of the applicable time period
                                              -----------------------------------------------------------
       Portfolio Name                             1 year        3 years        5 years        10 years
---------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST
---------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust                         $ 1,244.93     $ 2,054.45     $ 2,911.24     $ 4,958.87
EQ/Money Market                                $ 1,211.34     $ 1,952.06     $ 2,743.99     $ 4,664.47
EQ/Putnam Growth & Income Value                $ 1,243.88     $ 2,051.26     $ 2,906.05     $ 4,949.82
EQ/Putnam Voyager                              $ 1,252.28     $ 2,076.75     $ 2,947.52     $ 5,021.94
EQ/Small Company Index                         $ 1,233.38     $ 2,019.33     $ 2,854.01     $ 4,858.80
EQ/Technology                                  $ 1,274.33     $ 2,143.69     $ 3,055.88     $ 5,208.37
---------------------------------------------------------------------------------------------------------
BARR ROSENBERG VARIABLE INSURANCE TRUST:
---------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity   $ 1,960.56     $ 4,018.36     $ 5,876.30     $ 9,422.13
---------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
---------------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class II                   $ 1,297.42     $ 2,213.54     $ 3,168.37     $ 5,399.24
---------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                              If you annuitize at the end
                                                             of the applicable time period
                                               --------------------------------------------------------
        Portfolio Name                           1 year      3 years        5 years        10 years
-------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust                         $   799.67   $ 1,727.90     $ 2,696.40     $ 5,308.87
EQ/Money Market                                $   766.07   $ 1,629.51     $ 2,536.76     $ 5,014.47
EQ/Putnam Growth & Income Value                $   798.62   $ 1,724.84     $ 2,691.45     $ 5,299.82
EQ/Putnam Voyager                              $   807.02   $ 1,749.34     $ 2,731.03     $ 5,371.94
EQ/Small Company Index                         $   788.12   $ 1,694.16     $ 2,641.78     $ 5,208.80
EQ/Technology                                  $   829.07   $ 1,813.44     $ 2,834.26     $ 5,558.37
-------------------------------------------------------------------------------------------------------
BARR ROSENBERG VARIABLE INSURANCE TRUST:
-------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity   $ 1,510.56   $ 3,668.36     $ 5,626.30     $ 9,772.13
-------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
-------------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class II                   $   852.16   $ 1,880.29     $ 2,941.38     $ 5,749.24
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                  If you do not surrender your contract at the end
                                                           of the applicable time period
                                               --------------------------------------------------------
         Portfolio Name                           1 year       3 years        5 years        10 years
-------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust                          $   449.67    $ 1,377.90     $ 2,346.40     $ 4,958.87
EQ/Money Market                                 $   416.07    $ 1,279.51     $ 2,186.76     $ 4,664.47
EQ/Putnam Growth & Income Value                 $   448.62    $ 1,374.84     $ 2,341.45     $ 4,949.82
EQ/Putnam Voyager                               $   457.02    $ 1,399.34     $ 2,381.03     $ 5,021.94
EQ/Small Company Index                          $   438.12    $ 1,344.16     $ 2,291.78     $ 4,858.80
EQ/Technology                                   $   479.07    $ 1,463.44     $ 2,484.26     $ 5,208.37
-------------------------------------------------------------------------------------------------------
BARR ROSENBERG VARIABLE INSURANCE TRUST:
-------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity    $ 1,160.56    $ 3,318.36     $ 5,276.30     $ 9,422.13
-------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
-------------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class II                    $   502.16    $ 1,530.29     $ 2,591.38     $ 5,399.24
-------------------------------------------------------------------------------------------------------

(5) TAX INFORMATION

REQUIRED MINIMUM DISTRIBUTIONS

Distributions must be made according to rules in the Code and Treasury Regulations and the terms of the plan. Treasury Regulations on required minimum distributions were proposed in 1987, revised in 2001 and finalized in 2002. The 2002 final Regulations generally apply beginning in January 2003. The 2002 final regulations include Temporary Regulations applicable to annuity contracts used to fund plans. Certain provisions of the Temporary Regulations concerning the actuarial value of additional contract benefits which could have increased the amount required to be distributed from contracts have currently been suspended. However, these or similar provisions may apply in future years. Under transitional rules, the 1987 and 2001 proposed regulations may continue to apply to annuity payments. Please consult your plan administrator and tax advisor concerning applicability of these complex rules to your situation.


(6) UPDATED INFORMATION ON EQUITABLE LIFE

We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a subsidiary of AXA Financial, Inc. (previously, "The Equitable Companies Incorporated"). AXA, a French holding company for an international group of insurance and related financial services companies, is the sole shareholder of AXA Financial, Inc. As the sole shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contract.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $508.31 billion in assets as of December 31, 2003. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

Effective on or about September 7, 2004, we expect, subject to regulatory approval, to change the name of "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company." When the name change becomes effective, all references in any current prospectus, prospectus supplement or statement of additional information to "The Equitable Life Assurance Society of the United States" will become references to "AXA Equitable Life Insurance Company." Accordingly, all references to "Equitable Life" or "Equitable" will become references to "AXA Equitable."


(7) APPLICABLE ONLY TO CONTRACTS WITH THE GUARANTEED INTEREST OPTION

From time to time we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest account causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.


(8) DISRUPTIVE TRANSFER ACTIVITY

Frequent transfers, including market timing and other program trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may hurt the long term performance of a portfolio by, for example, requiring it to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. We currently use the procedures described below to discourage disruptive transfer activity in AXA Premier VIP Trust and EQ Advisors Trust. You should understand, however, that these procedures are subject to the following limitations: (1) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; (2) the design of these procedures involves inherently subjective judgments, which we and AXA Premier VIP Trust and EQ Advisors Trust seek to make in a fair and reasonable manner consistent with interests of all policy and contract owners. Certain frequent transfer activities attempt to exploit inefficiencies in how portfolio securities are valued. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

If we determine that your transfer patterns are disruptive, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent who is acting on behalf of one or more owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction.

We currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each underlying portfolio. When a potentially disruptive transfer into or out of a portfolio occurs on a day when the portfolio's aggregate deposits or aggregate redemptions exceed our monitoring threshold, we may take the actions described above to restrict availability of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We also currently provide a letter to owners who have engaged in disruptive transfer activity of our intention to restrict access to communication services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider potentially disruptive transfer activity and our monitoring procedures and thresholds, as well as change our procedures to restrict this activity.


Our ability to monitor potentially disruptive transfer activity is limited in certain circumstances. Group annuity contracts may be owned by retirement plans on whose behalf we provide transfer instructions on an omnibus (aggregate) basis, which may mask the disruptive transfer activity of individual plan participants, and/or interfere with our ability to restrict communication services. Also, underlying portfolios that are not in AXA Premier VIP Trust or EQ Advisors Trust may be available for investment through companies that may have policies and procedures regarding disruptive transfer activity that are different from ours. Please see the prospectuses for those underlying portfolios for more information.


(9) SUBSEQUENT CONTRIBUTIONS

Any additional contributions you may make will generally be applied to your contract on the business day Smith Barney receives the additional contribution from you and transmits your order to us in accordance with our processing procedures. We may reject your order and return your additional contribution or credit your additional contribution to your contract at a later date if any of the limitations described below apply.

We consider Smith Barney to be a "processing office" for the purpose of receiving subsequent contributions as described above.

The procedures described above are not available for 1035 exchanges or other replacement transactions; other types of transactions may also be excluded. You must provide all information and documents we require with respect to your additional contribution. The amount of the additional contribution you are making must be permitted under your contract. Your contribution must be made in accordance with all the other terms and conditions described in our prospectus. After receiving your contribution, together with all required information and documents, from you, Smith Barney must deliver them to us in accordance with our processing arrangements with Smith Barney.

Smith Barney may establish a "closing time" for receipt of contribution requests under the above arrangement that is earlier than the end of the business day. Any such earlier closing time may be established without prior notice to you. Also, while we are generally open on the same business days as Smith Barney, a business day for the purposes of this supplement will be our business day.

We or Smith Barney may change or discontinue these arrangements at any time without prior notice. If you change Smith Barney as your broker-dealer of record on your contract, the above procedures will no longer apply, although we may have similar arrangements with your new broker-dealer.

You may always make subsequent contributions under your contract by any other method described in the Accumulator(R) Series prospectus for your contract, as supplemented from time to time. All contributions are subject to acceptance. These arrangements may not be available in every state.


(10) CONDENSED FINANCIAL INFORMATION


The following table sets forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after December 31, 2003. The table shows unit values based on the lowest and highest charges that would apply to any contract or investment option to which this supplement relates, including the lowest and highest charges that would apply to the underlying portfolios. Therefore, if your contract has different charges or features than those assumed, your unit values will be different than those shown. Please refer to the SAI for a complete presentation of the unit values and units outstanding. The table also shows the total number of units outstanding for all contracts to which this supplement relates.


The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the same daily asset charges of 0.95%.

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2003.



----------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                             ---------------------------------------------------------
                                                                2003        2002        2001        2000        1999
----------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 44.36    $  37.59    $  43.48          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           3          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 52.40    $  38.47    $  54.60    $  73.67    $  85.83
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           1           1           1           1          --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.01    $  10.71          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.06    $   7.93          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 29.44    $  24.25    $  25.23    $  25.30    $  28.03
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          11          12          13          13          --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.43    $   7.84          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           3          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.74    $   7.67          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           9          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.82    $   6.81          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.31    $   7.94          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           1          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.65    $   6.22          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           3          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.30    $   7.40          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           5          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.88    $   5.69          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $236.45    $ 159.61    $ 241.72    $ 273.42    $ 321.89
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           2           2           2           2          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 26.59    $  20.58          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           2           1          --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 19.53    $  19.30          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           7          10          --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.81    $   8.82          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           8          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Premier Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.99    $   4.91    $   7.20    $   9.56    $  11.82
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          93          89          79          54          --
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                             ---------------------------------------------------------
                                                                2003        2002        2001        2000        1999
----------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.19     $ 15.78          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           3          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.04     $ 10.05     $ 14.55     $ 16.93     $ 15.04
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          30          32          32          24          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.19     $ 10.35     $ 12.09     $ 11.84     $ 12.20
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          38          38          34          11          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.09     $  6.38     $  8.76          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.71     $  7.40     $  8.79     $ 11.22     $ 14.00
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          39          35          34          28          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.53     $  8.08     $ 10.83     $ 11.16     $ 10.64
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          66          69          26          18          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.48     $  7.76     $ 10.26     $ 10.58     $ 10.31
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          34          25          21          15          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Emerging Markets Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.95     $  5.80     $  6.22     $  6.62     $ 11.15
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          12          12           9           8          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 24.53     $ 19.37     $ 25.20     $ 28.97          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          10          10          11           6          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.05     $  5.88     $  7.81     $  9.50     $ 10.87
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.86     $  6.93     $  8.59     $ 10.01          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          34          29          19           3          --
----------------------------------------------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.73     $  9.64     $ 11.41     $ 11.08          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          20          14          11          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.81     $ 13.49     $ 12.43     $ 11.62     $ 10.53
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          36          44          46          34          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.52     $  4.43     $  6.41     $  8.41          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          28          22          24          10          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.75     $ 10.84     $ 12.70     $ 10.89     $  9.28
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          17          18          15           9          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.92     $  9.95     $ 11.36          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           3           2           1          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.80     $ 14.47     $ 17.53     $ 16.77     $ 15.14
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           1          --          --          --          --
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                             ---------------------------------------------------------
                                                                2003        2002        2001        2000        1999
----------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.46     $ 11.40     $ 13.81     $ 17.77     $ 20.45
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          51          73          65          47          --
----------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.20     $  9.53     $ 14.64     $ 22.42     $ 27.88
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          42          42          43          35          --
----------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.34     $  6.90     $  8.82     $ 10.59     $ 10.77
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           6           7           6           2          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 31.04     $ 31.16     $ 31.08     $ 30.29     $ 28.85
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           2           6          13           8          11
----------------------------------------------------------------------------------------------------------------------
 EQ/Putnam Growth & Income Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.40     $  9.87     $ 12.31     $ 13.34     $ 12.61
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          18          20          18           4          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Putnam Voyager
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.78     $  9.59     $ 13.15     $ 17.57     $ 21.58
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           5          14          15          15          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.67     $  8.77     $ 11.19     $ 11.07     $ 11.57
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          15          17          17          10          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Technology
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  4.14     $  2.91     $  4.96     $  6.63          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          55          63          50          33          --
----------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the same daily asset charges of 1.90%.

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2003.

----------------------------------------------------------------------------
                                                 For the years ending
                                                     December 31,
                                            ------------------------------
                                              2003      2002        2001
----------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------
  Unit value                                $ 37.31   $  31.93    $  37.29
----------------------------------------------------------------------------
  Number of units outstanding (000's)            11          7           4
----------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
----------------------------------------------------------------------------
  Unit value                                $ 44.08   $  32.67    $  46.83
----------------------------------------------------------------------------
  Number of units outstanding (000's)            --         --          --
----------------------------------------------------------------------------
 AXA Premier VIP Core Bond
----------------------------------------------------------------------------
  Unit value                                $ 10.80   $  10.61          --
----------------------------------------------------------------------------
  Number of units outstanding (000's)            18         13          --
----------------------------------------------------------------------------
 AXA Premier VIP Health Care
----------------------------------------------------------------------------
  Unit value                                $  9.87   $   7.85          --
----------------------------------------------------------------------------
  Number of units outstanding (000's)             3          3          --
----------------------------------------------------------------------------
 AXA Premier VIP High Yield
----------------------------------------------------------------------------
  Unit value                                $ 24.99   $  20.79    $  21.83
----------------------------------------------------------------------------
  Number of units outstanding (000's)            11          7          --
----------------------------------------------------------------------------
 AXA Premier VIP International Equity
----------------------------------------------------------------------------
  Unit value                                $ 10.23   $   7.76          --
----------------------------------------------------------------------------
  Number of units outstanding (000's)             6          7          --
----------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
----------------------------------------------------------------------------
  Unit value                                $  9.55   $   7.60          --
----------------------------------------------------------------------------
  Number of units outstanding (000's)            15         17          --
----------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
----------------------------------------------------------------------------
  Unit value                                $  8.65   $   6.75          --
----------------------------------------------------------------------------
  Number of units outstanding (000's)            36         39          --
----------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
----------------------------------------------------------------------------
  Unit value                                $ 10.11   $   7.86          --
----------------------------------------------------------------------------
  Number of units outstanding (000's)            28         30          --
----------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Growth
----------------------------------------------------------------------------
  Unit value                                $  8.48   $   6.16          --
----------------------------------------------------------------------------
  Number of units outstanding (000's)            30         34          --
----------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value
----------------------------------------------------------------------------
  Unit value                                $ 10.11   $   7.33          --
----------------------------------------------------------------------------
  Number of units outstanding (000's)            23         25          --
----------------------------------------------------------------------------
 AXA Premier VIP Technology
----------------------------------------------------------------------------
  Unit value                                $  8.71   $   5.63          --
----------------------------------------------------------------------------
  Number of units outstanding (000's)             4          4          --
----------------------------------------------------------------------------
 EQ/Alliance Common Stock
----------------------------------------------------------------------------
  Unit value                                $180.69   $ 123.15    $ 188.32
----------------------------------------------------------------------------
  Number of units outstanding (000's)             3          3           1
----------------------------------------------------------------------------
 EQ/Alliance Growth and Income
----------------------------------------------------------------------------
  Unit value                                $ 24.09   $  18.83          --
----------------------------------------------------------------------------
  Number of units outstanding (000's)            11         10          --
----------------------------------------------------------------------------
 EQ/Alliance Intermediate Government
   Securities
----------------------------------------------------------------------------
  Unit value                                $ 17.27   $  17.23          --
----------------------------------------------------------------------------
  Number of units outstanding (000's)             3          2          --
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                 For the years ending
                                                     December 31,
                                            ------------------------------
                                              2003       2002       2001
----------------------------------------------------------------------------
 EQ/Alliance International
----------------------------------------------------------------------------
  Unit value                                $ 10.86    $  8.19        --
----------------------------------------------------------------------------
  Number of units outstanding (000's)            14         --        --
----------------------------------------------------------------------------
 EQ/Alliance Premier Growth
----------------------------------------------------------------------------
  Unit value                                $  5.73    $  4.74   $  7.02
----------------------------------------------------------------------------
  Number of units outstanding (000's)           111        108        27
----------------------------------------------------------------------------
 EQ/Alliance Quality Bond
----------------------------------------------------------------------------
  Unit value                                $ 14.67    $ 14.44        --
----------------------------------------------------------------------------
  Number of units outstanding (000's)            25         28        --
----------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
----------------------------------------------------------------------------
  Unit value                                $ 13.61    $  9.52   $ 13.91
----------------------------------------------------------------------------
  Number of units outstanding (000's)            25         31         7
----------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
----------------------------------------------------------------------------
  Unit value                                $ 12.45    $  9.86   $ 11.64
----------------------------------------------------------------------------
  Number of units outstanding (000's)            66         66        16
----------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
----------------------------------------------------------------------------
  Unit value                                $  7.75    $  6.18   $  8.56
----------------------------------------------------------------------------
  Number of units outstanding (000's)            --         --        --
----------------------------------------------------------------------------
 EQ/Capital Guardian International
----------------------------------------------------------------------------
  Unit value                                $  9.29    $  7.14   $  8.57
----------------------------------------------------------------------------
  Number of units outstanding (000's)            36         48        41
----------------------------------------------------------------------------
 EQ/Capital Guardian Research
----------------------------------------------------------------------------
  Unit value                                $ 10.07    $  7.80   $ 10.56
----------------------------------------------------------------------------
  Number of units outstanding (000's)            35         37        13
----------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
----------------------------------------------------------------------------
  Unit value                                $ 10.02    $  7.49   $ 10.00
----------------------------------------------------------------------------
  Number of units outstanding (000's)            38         40        21
----------------------------------------------------------------------------
 EQ/Emerging Markets Equity
----------------------------------------------------------------------------
  Unit value                                $  8.42    $  5.50   $  5.96
----------------------------------------------------------------------------
  Number of units outstanding (000's)            --         --        --
----------------------------------------------------------------------------
 EQ/Equity 500 Index
----------------------------------------------------------------------------
  Unit value                                $ 22.31    $ 17.79   $ 23.37
----------------------------------------------------------------------------
  Number of units outstanding (000's)            28         29        11
----------------------------------------------------------------------------
 EQ/Evergreen Omega
----------------------------------------------------------------------------
  Unit value                                $  7.67    $  5.66   $  7.59
----------------------------------------------------------------------------
  Number of units outstanding (000's)             7          4        --
----------------------------------------------------------------------------
 EQ/FI Mid Cap
----------------------------------------------------------------------------
  Unit value                                $  9.55    $  6.78   $  8.48
----------------------------------------------------------------------------
  Number of units outstanding (000's)            22         25         5
----------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
----------------------------------------------------------------------------
  Unit value                                $ 11.94    $  9.13   $ 10.91
----------------------------------------------------------------------------
  Number of units outstanding (000's)            39         40        14
----------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
----------------------------------------------------------------------------
  Unit value                                $ 13.04    $ 12.85   $ 11.96
----------------------------------------------------------------------------
  Number of units outstanding (000's)            60         73        31
----------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
----------------------------------------------------------------------------
  Unit value                                $  5.34    $  4.33   $  6.33
----------------------------------------------------------------------------
  Number of units outstanding (000's)            38         47         6
----------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
----------------------------------------------------------------------------
  Unit value                                $ 13.92    $ 10.33   $ 12.22
----------------------------------------------------------------------------
  Number of units outstanding (000's)            44         43        14
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                 For the years ending
                                                     December 31,
                                            ------------------------------
                                              2003       2002       2001
----------------------------------------------------------------------------
 EQ/Marsico Focus
----------------------------------------------------------------------------
  Unit value                                $ 12.63    $  9.82     $ 11.32
----------------------------------------------------------------------------
  Number of units outstanding (000's)            14          3           2
----------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
----------------------------------------------------------------------------
  Unit value                                $ 17.63    $ 13.70     $ 16.76
----------------------------------------------------------------------------
  Number of units outstanding (000's)            39         34           9
----------------------------------------------------------------------------
 EQ/Mercury International Value
----------------------------------------------------------------------------
  Unit value                                $ 13.56    $ 10.80     $ 13.20
----------------------------------------------------------------------------
  Number of units outstanding (000's)            21         15          18
----------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
----------------------------------------------------------------------------
  Unit value                                $ 11.44    $  9.02     $ 14.00
----------------------------------------------------------------------------
  Number of units outstanding (000's)             3          2           1
----------------------------------------------------------------------------
 EQ/MFS Investors Trust
----------------------------------------------------------------------------
  Unit value                                $  7.94    $  6.64     $  8.56
----------------------------------------------------------------------------
  Number of units outstanding (000's)            12         15           6
----------------------------------------------------------------------------
 EQ/Money Market
----------------------------------------------------------------------------
  Unit value                                $ 25.00    $ 25.34     $ 25.51
----------------------------------------------------------------------------
  Number of units outstanding (000's)            21        115         217
----------------------------------------------------------------------------
 EQ/Putnam Growth & Income Value
----------------------------------------------------------------------------
  Unit value                                $ 11.62    $  9.34     $ 11.77
----------------------------------------------------------------------------
  Number of units outstanding (000's)            25         29          19
----------------------------------------------------------------------------
 EQ/Putnam Voyager
----------------------------------------------------------------------------
  Unit value                                $ 11.05    $  9.08     $ 12.57
----------------------------------------------------------------------------
  Number of units outstanding (000's)             3          8           4
----------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------
  Unit value                                $ 11.95    $  8.35     $ 10.77
----------------------------------------------------------------------------
  Number of units outstanding (000's)            13         14           1
----------------------------------------------------------------------------
 EQ/Technology
----------------------------------------------------------------------------
  Unit value                                $  3.99    $  2.84     $  4.88
----------------------------------------------------------------------------
  Number of units outstanding (000's)            15         14           5
----------------------------------------------------------------------------

Appendix


--------------------------------------------------------------------------------
Dates of previous Prospectuses and Supplements


------------------------------------------------------------------------------------------------------------------------------------
                                                                                Product Distributor
                                                    --------------------------------------------------------------------------------
                                                                                 AXA Distributors
                                                    --------------------------------------------------------------------------------
 Product Name                                        Prospectus and SAI Dates   Supplement Dates
------------------------------------------------------------------------------------------------------------------------------------
 Income ManagerAccumulator(R)                       4/7/95;                     7/1/95; 9/28/95
 Income Manager(R)Rollover IRA                      11/1/95;
                                                    10/16/96                    2/10/97
                                                    5/1/97                      5/1/97
                                                    8/1/97
                                                    12/31/97                    12/31/97; 5/1/98;1/4/99; 5/1/99; 5/1/00;
                                                                                9/1/00;2/9/01; 9/1/01; 1/14/02; 2/22/02;
                                                                                7/15/02; 8/20/02; 1/6/03; 2/20/03; 5/15/03;
                                                                                8/15/03; 11/24/03; 2/1/04
------------------------------------------------------------------------------------------------------------------------------------
 Equitable Accumulator(R)(IRA, NQ and QP)           10/1/97(2)
 Equitable Accumulator(R)Select(SM) (IRA, NQ, QP)   12/31/97(2)
                                                    5/1/98                      5/1/98; 6/18/98; 11/30/98;5/1/99; 5/1/00;
                                                                                9/1/00; 2/9/01; 9/1/01; 1/14/02; 2/22/02;
                                                                                7/15/02; 8/20/02; 1/6/03; 2/20/03; 5/15/03;
                                                                                8/15/03; 11/24/03; 2/1/04
------------------------------------------------------------------------------------------------------------------------------------
 Equitable Accumulator(R) Select(SM)                5/1/99
 Equitable Accumulator(R)                           10/18/99                    3/20/00; 5/1/00; 9/1/00;
 Equitable Accumulator Select (2002 Series)                                     10/13/00; 2/9/01; 9/1/01;
 Equitable Accumulator (2002 Series)                                            1/14/02; 2/22/02; 7/15/02;
                                                                                8/20/02; 1/6/03; 2/20/03;
                                                                                5/15/03; 8/15/03; 11/24/03; 2/1/04
                                                    --------------------------------------------------------------------------------
                                                    5/1/00                      3/20/00; 9/1/00; 9/6/00; 10/13/00; 2/9/01;
                                                                                9/1/01; 1/14/02; 2/22/02; 7/15/02; 8/20/02;
                                                                                1/6/03; 2/20/03; 5/15/03; 8/15/03; 11/24/03;
                                                                                2/1/04

                                                    --------------------------------------------------------------------------------
                                                    5/1/01                      5/1/01(1); 7/30/01(5);9/1/01; 10/1/01(6);
                                                                                12/14/01; 1/14/02; 2/22/02; 7/15/02;
                                                                                8/20/02; 1/6/03; 2/20/03; 5/15/03; 8/15/03;
                                                                                11/24/03; 2/1/04
                                                    --------------------------------------------------------------------------------
                                                    N/A                         N/A
                                                    --------------------------------------------------------------------------------
                                                    4/1/02(4)                   4/3/02; 5/20/02(7); 6/7/02(2); 7/15/02; 8/5/02(5);
                                                                                8/20/02; 11/11/02; 12/6/02; 12/09/02;
                                                                                1/6/03; 2/4/03; 2/20/03;5/15/03; 8/8/03(8);
                                                                                8/15/03; 11/24/03; 2/1/04; 2/10/04
                                                    --------------------------------------------------------------------------------
                                                    5/1/02(3)                   5/1/02(1); 7/15/02; 8/20/02; 1/6/03; 2/20/03;
                                                                                5/15/03; 8/15/03; 11/24/03; 2/1/04
                                                    --------------------------------------------------------------------------------
                                                    5/1/02(4)                   5/20/02(7); 6/7/02(2); 7/15/02;
                                                                                8/5/02(5); 8/20/02; 11/11/02; 12/06/02;
                                                                                12/09/02; 1/6/03; 2/4/03; 2/20/03; 5/15/03;
                                                                                8/8/03(8); 8/15/03; 11/24/03; 2/1/04; 2/10/04
                                                    --------------------------------------------------------------------------------
                                                    5/1/03(4)                   5/15/03; 8/8/03(8); 8/15/03; 11/24/03; 2/1/04;
                                                                                2/10/04
------------------------------------------------------------------------------------------------------------------------------------
 Accumulator(R)                                     9/15/03                     9/15/03(9); 11/24/03; 12/5/03; 1/23/04;
 (2004 Series)                                                                  2/2/04; 2/10/04(7); 2/23/04(7)
------------------------------------------------------------------------------------------------------------------------------------


1 Appendix

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Product Distributor
                                                    --------------------------------------------------------------------------------
                                                                                 AXA Distributors
                                                    --------------------------------------------------------------------------------
 Product Name                                        Prospectus and SAI Dates   Supplement Dates
------------------------------------------------------------------------------------------------------------------------------------
 Accumulator(R) Select (2004 Series)                9/15/03                     9/15/03(9); 11/24/03; 12/5/03; 2/10/04;
                                                                                2/23/04(7)
------------------------------------------------------------------------------------------------------------------------------------
 Equitable Accumulator(R) Plus(SM)                  8/2/99(3)
 Equitable Accumulator Plus (2002 Series)           10/18/99(3)
                                                    5/1/00(3)                   9/1/00; 9/6/00; 10/13/00;2/9/01; 3/19/01;
                                                                                7/30/01;9/1/01; 1/14/02; 2/22/02; 7/15/02;
                                                                                8/20/02; 1/6/03; 2/20/03; 5/15/03; 8/15/03;
                                                                                11/24/03; 2/1/04
                                                    --------------------------------------------------------------------------------
                                                    5/1/01(3)                   5/1/01; 7/30/01(5); 9/1/01; 12/14/01; 1/14/02;
                                                                                2/22/02; 7/15/02; 8/20/02; 1/6/03; 2/20/03;
                                                                                5/15/03; 8/15/03; 11/24/03; 2/1/04
                                                    --------------------------------------------------------------------------------
                                                    4/1/02(4)                   4/3/02; 7/15/02; 8/5/02(5); 8/20/02; 11/11/02;
                                                                                12/6/02; 12/9/02; 1/6/03; 2/4/03; 2/20/03;
                                                                                5/15/03; 8/15/03; 11/24/03; 2/1/04; 2/10/
                                                    --------------------------------------------------------------------------------
                                                    5/1/02(3)                   7/15/02; 8/20/02; 1/6/03; 2/20/03; 5/15/03;
                                                                                8/15/03; 11/24/03; 2/1/04; 2/10/04
                                                    --------------------------------------------------------------------------------
                                                    5/1/02(4)                   7/15/02; 8/5/02(5); 8/20/02; 11/11/02;
                                                                                12/6/02; 12/9/02; 1/6/03; 2/4/03; 2/20/03;
                                                                                5/15/03; 8/15/03; 11/24/03; 2/1/04; 2/10/04
                                                    --------------------------------------------------------------------------------
                                                    5/1/03(4)                   5/15/03; 6/20/03; 8/15/03; 11/24/03; 2/1/04;
                                                                                2/10/04
------------------------------------------------------------------------------------------------------------------------------------
 Accumulator(R) Plus (2004 Series)                  9/15/03                     9/15/03; 11/24/03; 12/5/03; 1/23/04; 2/2/04;
                                                                                2/10/04; 2/23/04(7);
------------------------------------------------------------------------------------------------------------------------------------
 Equitable Accumulator(R) Select(SM) II             10/1/01                     10/1/01(6); 12/14/01; 1/14/02; 2/22/02;
                                                                                7/15/02; 8/20/02; 1/6/03; 2/20/03; 5/15/03;
                                                                                8/15/03; 11/24/03; 2/1/04
------------------------------------------------------------------------------------------------------------------------------------
 Equitable Accumulator(R) Elite(SM) II              10/1/01                     10/1/01(7); 12/14/01; 1/14/02; 2/22/02;
                                                                                7/15/02; 8/20/02; 1/6/03; 2/20/03; 5/15/03;
                                                                                8/15/03; 11/24/03; 2/1/04
------------------------------------------------------------------------------------------------------------------------------------
 Equitable Accumulator(R) Elite(SM)                 8/13/01(3)                  9/1/01; 10/1/01(7); 12/14/01;1/14/02; 2/22/02;
 Equitable Accumulator Elite (2002 Series)                                      7/15/02; 8/20/02; 11/11/02; 1/6/03; 2/20/03;
                                                                                5/15/03; 8/15/03; 11/24/03; 2/1/04
                                                    --------------------------------------------------------------------------------
                                                    4/1/02(4)                   4/3/02(5); 5/20/02(7); 7/15/02; 8/5/02(5);
                                                                                8/20/02; 11/11/02; 12/6/02; 12/9/02; 1/6/03;
                                                                                2/4/03; 2/20/03; 5/15/03; 8/15/03; 11/24/03;
                                                                                2/1/04; 2/10/04
                                                    --------------------------------------------------------------------------------
                                                    5/1/02(3)                   7/15/02; 8/20/02; 1/6/03; 2/20/03; 5/15/03;
                                                                                8/15/03; 11/24/03; 2/1/04
                                                    --------------------------------------------------------------------------------
                                                    5/1/02(4)                   5/20/02(7); 7/15/02; 8/5/02(5); 8/20/02;
                                                                                11/11/02; 12/6/02; 12/9/02; 1/6/03; 2/4/03;
                                                                                2/20/03; 5/15/03; 8/15/03; 11/24/03; 2/1/04;
                                                                                2/10/04
                                                    --------------------------------------------------------------------------------
                                                    5/1/03(4)                   5/15/03; 6/20/03; 8/15/03; 11/24/03; 2/1/04;
                                                                                2/10/04
------------------------------------------------------------------------------------------------------------------------------------
 Accumulator(R) Elite (2004 Series)                 9/15/03                     9/15/0310); 11/24/03; 12/5/03; 1/23/04;
                                                                                2/2/04; 2/10/04; 2/23/04(7)
------------------------------------------------------------------------------------------------------------------------------------


                                                                      Appendix 2

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Product Distributor
                                                    --------------------------------------------------------------------------------
                                                                                 AXA Distributors
                                                    --------------------------------------------------------------------------------
 Product Name                                        Prospectus and SAI Dates   Supplement Dates
------------------------------------------------------------------------------------------------------------------------------------
 Equitable Accumulator(R)Express(SM)                9/2/99
                                                    10/18/99
                                                    5/1/00                      9/1/00; 9/6/00; 2/9/01; 7/30/01(5); 9/1/01;
                                                                                12/14/01;1/14/02; 2/22/02; 7/15/02; 8/20/02;
                                                                                1/6/03; 5/15/03;8/15/03; 11/24/03; 2/1/04
                                                    --------------------------------------------------------------------------------
                                                    5/1/01                      7/30/01(5); 9/1/01; 1/14/02; 2/22/02; 7/15/02;
                                                                                8/20/02;1/6/03; 5/15/03; 8/15/03;11/24/03;
                                                                                2/1/04
                                                    --------------------------------------------------------------------------------
                                                    5/1/03                      5/15/03; 8/15/03; 11/24/03; 12/23/03;
                                                                                2/1/04; 2/10/04
------------------------------------------------------------------------------------------------------------------------------------



(1) applies to Accumulator(R) contracts issued in Oregon only.

(2) applies to Accumulator(R) Select(SM) only.


(3) applies to non-2002 Series only.

(4) applies to 2002 Series only.

(5) applies to contracts issued in Washington only.


(6) applies to Accumulator(R) Select(SM) and Select II(SM) contracts issued in New York only.


(7) applies to contracts issued in New York only.


(8) applies to Accumulator(R) only.

(9) There are two supplements dated 9/15/03 for Accumulator(R) and Accumulator(R) Select(SM).

(10) There are three supplements dated 9/15/03 for Accumulator(R) Elite(SM).


3 Appendix

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                            Page

Unit Values                                                                  2
Equitable Life's Pending Name Change                                         2
Custodian and Independent Auditors                                           2

Distribution of the Contracts                                                2
Financial Statements                                                         2



How to obtain an Equitable Accumulator(R) Statement of Additional Information

Send this request form to:
  Equitable Accumulator(R)
  P.O. Box 1547
  Secaucus, NJ 07096-1547

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Please send me a combined Equitable Accumulator(R) series SAI dated May 1, 2004



--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City               State      Zip






(SAI 4ACS(5/03))

Equitable Life Assurance Society of the United States

STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2004 FOR


o Equitable Accumulator(R)                o Accumulator(R) Elite(SM)
o Income Manager Accumulator(R)           o Accumulator(R) Elite II(SM)
o Income Manager(R) Rollover IRA          o Accumulator(R) Plus(SM)
o Equitable Accumulator(R) (IRA, NQ, QP)  o Accumulator(R) Select(SM)
o Accumulator(R) Express(SM)              o Accumulator(R) Select(SM) II
o Accumulator(R) Advisor(SM)

The Equitable Life Assurance Society
of the United States
1290 Avenue of the Americas
New York, New York 10104

--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Equitable Accumulator(R) Prospectuses and/or supplements, dated May 1, 2004. These Prospectuses provide detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of Equitable Life's Separate Account No. 45 and Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.


A copy of each Prospectus and supplement is available free of charge by writing the processing office (Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.


TABLE OF CONTENTS

Unit Values                                                                    2


Equitable Life's Pending Name Change                                           2

Custodian and Independent Auditors                                             2

Distribution of the Contracts                                                  2

Financial Statements                                                           2

   Copyright 2004 The Equitable Life Assurance Society of the United States. All rights reserved. Accumulator(R) is a registered service mark of The
             Equitable Life Assurance Society of the United States.


SAI 13A

                                                                          x00700

UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. Unit values vary based on the amount of charges we deduct from the variable investment options.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:
                                     a
                                   (---) - c
                                     b
where:


(a) is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by EQ Advisors Trust, AXA Premier VIP Trust, The Universal Institutional Funds, Inc. or Barr Rosenberg Variable Insurance Trust, (the "Trusts") as applicable.


(b) is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c) is the daily mortality and expense risks charge, administrative charge and any applicable distribution charge relating to the contracts, times the number of calendar days in the valuation period.

Illustration of changes in annuity unit values

To show how we determine variable annuity payments from month to month, assume that the account value on the date annuity payments are to begin is enough to fund an annuity with a monthly payment of $363. Also assume that the annuity unit value for the valuation period that includes the due date of the first annuity payment is $1.05. The number of annuity units credited under the contract would be 345.71 (363 divided by 1.05 = 345.71).

If the fourth monthly payment is due in March, and the average annuity unit value for January was $1.10, the annuity payment for March would be the number of units (345.71) times the average annuity unit value ($1.10), or $380.28. If the average annuity unit value was $1 in February, the annuity payment for April would be 345.71 times $1, or $345.71.


EQUITABLE LIFE'S PENDING NAME CHANGE

Effective on or about September 7, 2004, we expect, subject to regulatory approval, to change the name of "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company." When the name change becomes effective, all references in any current prospectus, prospectus supplement or statement of additional information to "The Equitable Life Assurance Society of the United States" will become references to "AXA Equitable Life Insurance Company." Accordingly, all references to "Equitable Life" or "Equitable" will become references to "AXA Equitable."

CUSTODIAN AND INDEPENDENT AUDITORS


Equitable Life is the custodian for the shares of the Trusts owned by Separate Account No. 45 and Separate Account No. 49.


The financial statements of each Separate Account as of December 31, 2003 and for the periods ended December 31, 2003 and 2002, and the consolidated financial statements of Equitable Life as of December 31, 2003 and 2002 and for each of the three years ended December 31, 2003 incorporated in this SAI have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, independent Auditors, given on the authority of said firm as experts in auditing and accounting.



DISTRIBUTION OF CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, Equitable Life and certain of Equitable Life's separate accounts, including Separate Account Nos. 45 and 49, Equitable Life paid AXA Advisors a fee of $325,380 for each of the years 2003, 2002 and 2001. Equitable Life paid AXA Advisors as the distributors of certain contracts, including these contracts, and as the principal underwriter of several Equitable Life separate accounts, including Separate Account Nos. 45 and 49, $562,696,578 in 2003, $536,113,253
in 2002 and $543,488,990 in 2001. Of these amounts, AXA Advisors retained $287,344,634, $283,213,274 and $277,057,837, respectively.

Under a distribution agreement between AXA Distributors, LLC, Equitable Life and certain of Equitable Life's separate accounts, including Separate Account No. 49, Equitable Life paid AXA Distributors, LLC distribution fees of $429,871,011 for 2003, $228,077,343 for 2002 and $219,355,297 for 2001, as the
distributor of certain contracts, including these contracts, and as the principal underwriter of several Equitable Life separate accounts, including Separate Account No. 49. Of these amounts, for each of these three years, AXA Distributors, LLC retained $84,547,116, $59,543,803 and $91,443,554, respectively.



FINANCIAL STATEMENTS

The consolidated financial statements of Equitable Life included herein should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the contracts.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45
INDEX TO FINANCIAL STATEMENTS

Report of Independent Auditors...........................................   FS-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2003...............   FS-3
   Statements of Operations for the Year Ended December 31, 2003.........  FS-15
   Statements of Changes in Net Assets for the Years Ended
        December 31, 2003 and 2002........................................ FS-21
   Notes to Financial Statements.......................................... FS-32

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Auditors.............................................  F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2003 and 2002.................  F-2
Consolidated Statements of Earnings, Years Ended December 31, 2003,
        2002 and 2001......................................................  F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive Income,
        Years Ended December 31, 2003, 2002 and 2001.......................  F-4
   Consolidated Statements of Cash Flows, Years Ended December 31, 2003,
        2002 and 2001......................................................  F-5
   Notes to Consolidated Financial Statements..............................  F-7

                        REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account No. 45 of The Equitable Life Assurance Society of the United States



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 45 at December 31, 2003, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2003 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
March 9, 2004

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2003

                                                    AXA Moderate    AXA Premier VIP    AXA Premier VIP
                                                     Allocation    Aggressive Equity      Core Bond
                                                   -------------- ------------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value   $413,717,540      $61,667,654        $52,865,629
Receivable for The Trusts shares sold ............        62,107           10,603                 --
Receivable for policy-related transactions .......            --               --             67,339
                                                    ------------      -----------        -----------
  Total assets ...................................   413,779,647       61,678,257         52,932,968
                                                    ------------      -----------        -----------
Liabilities:
Payable for The Trusts shares purchased ..........            --               --             67,339
Payable for policy-related transactions ..........        60,547           10,603                 --
                                                    ------------      -----------        -----------
Total liabilities ................................        60,547           10,603             67,339
Net assets .......................................  $413,719,100      $61,667,654        $52,865,629
                                                    ============      ===========        ===========
Net Assets:

Accumulation Units ...............................  $411,416,773      $61,617,867        $52,844,408
Retained by Equitable Life in Separate Account
 No. 45 ..........................................     2,302,327           49,787             21,221
                                                    ------------      -----------        -----------
Total net assets .................................  $413,719,100      $61,667,654        $52,865,629
                                                    ============      ===========        ===========
Investments in shares of The Trusts, at cost .....  $376,566,193      $89,441,402        $52,358,614
The Trusts shares held
 Class A .........................................     2,855,126          885,006                 --
 Class B .........................................    25,563,523        1,880,903          5,079,779


                                                                                                               AXA Premier VIP
                                                    AXA Premier VIP   AXA Premier VIP      AXA Premier VIP     Large Cap Core
                                                      Health Care        High Yield     International Equity       Equity
                                                   ----------------- ----------------- ---------------------- ----------------
Assets:

Investment in shares of The Trusts, at fair value     $13,110,577       $106,181,511         $14,701,886         $9,923,936
Receivable for The Trusts shares sold ............            978             90,315                  --                272
Receivable for policy-related transactions .......             --                 --              19,045                 --
                                                      -----------       ------------         -----------         ----------
  Total assets ...................................     13,111,555        106,271,826          14,720,931          9,924,208
                                                      -----------       ------------         -----------         ----------
Liabilities:
Payable for The Trusts shares purchased ..........             --                 --              19,045                 --
Payable for policy-related transactions ..........            978             90,315                  --                272
                                                      -----------       ------------         -----------         ----------
Total liabilities ................................            978             90,315              19,045                272
Net assets .......................................    $13,110,577       $106,181,511         $14,701,886         $9,923,936
                                                      ===========       ============         ===========         ==========
Net Assets:

Accumulation Units ...............................    $13,030,036       $106,068,628         $14,628,875         $9,823,406
Retained by Equitable Life in Separate Account
 No. 45 ..........................................         80,541            112,883              73,011            100,530
                                                      -----------       ------------         -----------         ----------
Total net assets .................................    $13,110,577       $106,181,511         $14,701,886         $9,923,936
                                                      ===========       ============         ===========         ==========
Investments in shares of The Trusts, at cost .....    $11,447,620       $120,105,179         $12,606,760         $8,888,456
The Trusts shares held
 Class A .........................................             --            703,594                  --                 --
 Class B .........................................      1,289,715         18,270,318           1,389,652          1,003,134

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                                          AXA Premier VIP   AXA Premier VIP      AXA Premier VIP
                                                         Large Cap Growth   Large Cap Value   Small/Mid Cap Growth
                                                        ------------------ ----------------- ----------------------
Assets:
Investment in shares of The Trusts, at fair value .....     $15,563,281       $16,013,568          $23,986,645
Receivable for The Trusts shares sold .................           6,510               540                1,221
Receivable for policy-related transactions ............              --                --                   --
                                                            -----------       -----------          -----------
  Total assets ........................................      15,569,791        16,014,108           23,987,866
                                                            -----------       -----------          -----------
Liabilities:
Payable for The Trusts shares purchased ...............              --                --                   --
Payable for policy-related transactions ...............           6,510               540                1,221
                                                            -----------       -----------          -----------
  Total liabilities ...................................           6,510               540                1,221
Net assets ............................................     $15,563,281       $16,013,568          $23,986,645
                                                            ===========       ===========          ===========
Net Assets:

Accumulation Units ....................................     $15,490,773       $15,952,270          $23,919,909
Retained by Equitable Life in Separate Account
 No. 45 ...............................................          72,508            61,298               66,736
                                                            -----------       -----------          -----------
Total net assets ......................................     $15,563,281       $16,013,568          $23,986,645
                                                            ===========       ===========          ===========
Investments in shares of The Trusts, at cost ..........     $13,687,010       $14,401,571          $20,796,183
The Trusts shares held
 Class A ..............................................              --                --                   --
 Class B ..............................................       1,731,975         1,558,032            2,755,602

                                                           AXA Premier VIP     AXA Premier VIP    EQ/Alliance      EQ/Alliance
                                                         Small/Mid Cap Value      Technology     Common Stock   Growth and Income
                                                        --------------------- ----------------- -------------- ------------------
Assets:
Investment in shares of The Trusts, at fair value .....      $25,452,935          $9,421,473     $657,659,080     $462,973,352
Receivable for The Trusts shares sold .................            4,894                  --          141,831           98,071
Receivable for policy-related transactions ............               --               9,989               --               --
                                                             -----------          ----------     ------------     ------------
  Total assets ........................................       25,457,829           9,431,462      657,800,911      463,071,423
                                                             -----------          ----------     ------------     ------------
Liabilities:

Payable for The Trusts shares purchased ...............               --               9,989               --               --
Payable for policy-related transactions ...............            4,894                  --          151,603           98,070
                                                             -----------          ----------     ------------     ------------
  Total liabilities ...................................            4,894               9,989          151,603           98,070
Net assets ............................................      $25,452,935          $9,421,473     $657,649,308     $462,973,353
                                                             ===========          ==========     ============     ============
Net Assets:

Accumulation Units ....................................      $25,413,313          $9,351,821     $657,149,404     $462,833,933
Retained by Equitable Life in Separate Account
 No. 45 ...............................................           39,622              69,652          499,904          139,420
                                                             -----------          ----------     ------------     ------------
Total net assets ......................................      $25,452,935          $9,421,473     $657,649,308     $462,973,353
                                                             ===========          ==========     ============     ============
Investments in shares of The Trusts, at cost ..........      $21,491,445          $8,434,584     $893,010,556     $468,394,186
The Trusts shares held

 Class A ..............................................               --                  --        7,345,009        3,249,787
 Class B ..............................................        2,436,353           1,068,136       35,378,690       24,749,189

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                                     EQ/Alliance
                                                     Intermediate
                                                      Government     EQ/Alliance      EQ/Alliance
                                                      Securities    International   Premier Growth
                                                   --------------- --------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value   $217,762,567    $155,814,012     $113,442,208
Receivable for The Trusts shares sold ............        87,388         178,947            3,654
Receivable for policy-related transactions .......            --              --               --
                                                    ------------    ------------     ------------
  Total assets ...................................   217,849,955     155,992,959      113,445,862
                                                    ------------    ------------     ------------
Liabilities:
Payable for The Trusts shares purchased ..........            --              --               --
Payable for policy-related transactions ..........        87,388         178,325            3,654
                                                    ------------    ------------     ------------
  Total liabilities ..............................        87,388         178,325            3,654
Net assets .......................................  $217,762,567    $155,814,634     $113,442,208
                                                    ============    ============     ============
Net Assets:

Accumulation Units ...............................  $217,688,421    $155,612,921     $112,705,082
Retained by Equitable Life in Separate Account
 No. 45 ..........................................        74,146         201,713          737,126
                                                    ------------    ------------     ------------
Total net assets .................................  $217,762,567    $155,814,634     $113,442,208
                                                    ============    ============     ============
Investments in shares of The Trusts, at cost .....  $216,821,661    $124,344,423     $171,289,132
The Trusts shares held
 Class A .........................................       879,212       2,262,253               --
 Class B .........................................    20,778,395      14,113,209       18,293,214



                                                     EQ/Alliance      EQ/Alliance        EQ/Bernstein          EQ/Calvert
                                                    Quality Bond   Small Cap Growth   Diversified Value   Socially Responsible
                                                   -------------- ------------------ ------------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value   $23,487,547      $117,734,997        $147,543,836           $918,429
Receivable for The Trusts shares sold ............       95,436                --             188,304                 --
Receivable for policy-related transactions .......           --           261,107                  --                211
                                                    -----------      ------------        ------------           --------
  Total assets ...................................   23,582,983       117,996,104         147,732,140            918,640
                                                    -----------      ------------        ------------           --------
Liabilities:

Payable for The Trusts shares purchased ..........           --           261,107                  --                210
Payable for policy-related transactions ..........       95,413                --             188,304                 --
                                                    -----------      ------------        ------------           --------
  Total liabilities ..............................       95,413           261,107             188,304                210
Net assets .......................................  $23,487,570      $117,734,997        $147,543,836           $918,430
                                                    ===========      ============        ============           ========
Net Assets:

Accumulation Units ...............................  $23,460,602      $117,677,856        $147,388,546           $896,995
Retained by Equitable Life in Separate Account
 No. 45 ..........................................       26,968            57,141             155,290             21,435
                                                    -----------      ------------        ------------           --------
Total net assets .................................  $23,487,570      $117,734,997        $147,543,836           $918,430
                                                    ===========      ============        ============           ========
Investments in shares of The Trusts, at cost .....  $23,513,965      $123,335,136        $135,661,782           $775,406
The Trusts shares held
 Class A .........................................           --           450,725                  --                 --
 Class B .........................................    2,304,705         8,932,182          11,564,493            122,079

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                                               EQ/Capital             EQ/Capital           EQ/Capital
                                                         Guardian International   Guardian Research   Guardian U.S. Equity
                                                        ------------------------ ------------------- ----------------------
Assets:
Investment in shares of The Trusts, at fair value .....        $7,762,737            $75,120,115           $38,693,144
Receivable for The Trusts shares sold .................                --                 75,974                    --
Receivable for policy-related transactions ............            36,021                     --                20,791
                                                               ----------            -----------           -----------
  Total assets ........................................         7,798,758             75,196,089            38,713,935
                                                               ----------            -----------           -----------
Liabilities:
Payable for The Trusts shares purchased ...............            36,021                     --                20,791
Payable for policy-related transactions ...............                --                 75,974                    --
                                                               ----------            -----------           -----------
  Total liabilities ...................................            36,021                 75,974                20,791
Net assets ............................................        $7,762,737            $75,120,115           $38,693,144
                                                               ==========            ===========           ===========
Net Assets:

Accumulation Units ....................................        $7,655,831            $74,734,640           $38,585,314
Retained by Equitable Life in Separate Account
 No. 45 ...............................................           106,906                385,475               107,830
                                                               ----------            -----------           -----------
Total net assets ......................................        $7,762,737            $75,120,115           $38,693,144
                                                               ==========            ===========           ===========
Investments in shares of The Trusts, at cost ..........        $6,546,200            $61,634,386           $30,971,927
The Trusts shares held
 Class A ..............................................                --                     --                    --
 Class B ..............................................           805,007              6,979,967             3,660,056


                                                          EQ/Emerging
                                                         Markets Equity   EQ/Equity 500 Index   EQ/Evergreen Omega   EQ/FI Mid Cap
                                                        ---------------- --------------------- -------------------- --------------
Assets:
Investment in shares of The Trusts, at fair value .....    $43,900,179        $166,538,434          $9,382,783       $73,655,432
Receivable for The Trusts shares sold .................         86,453             158,776                  25                --
Receivable for policy-related transactions ............             --                  --                 376           158,139
                                                           -----------        ------------          ----------       -----------
  Total assets ........................................     43,986,632         166,697,210           9,383,184        73,813,571
                                                           -----------        ------------          ----------       -----------
Liabilities:
Payable for The Trusts shares purchased ...............             --                  --                  --           158,626
Payable for policy-related transactions ...............         86,453             158,782                  --                --
                                                           -----------        ------------          ----------       -----------
  Total liabilities ...................................         86,453             158,782                  --           158,626
Net assets ............................................    $43,900,179        $166,538,428          $9,383,184       $73,654,945
                                                           ===========        ============          ==========       ===========
Net Assets:

Accumulation Units ....................................    $43,647,000        $166,206,400          $9,300,339       $73,326,021
Retained by Equitable Life in Separate Account
 No. 45 ...............................................        253,179             332,028              82,845           328,924
                                                           -----------        ------------          ----------       -----------
Total net assets ......................................    $43,900,179        $166,538,428          $9,383,184       $73,654,945
                                                           ===========        ============          ==========       ===========
Investments in shares of The Trusts, at cost ..........    $34,794,119        $189,934,908          $8,610,692       $59,512,530
The Trusts shares held
 Class A ..............................................             --                  --                  --                --
 Class B ..............................................      5,362,112           7,826,968           1,118,617         7,258,263

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                                          EQ/FI Small/Mid  EQ/J.P. Morgan  EQ/Janus Large      EQ/Lazard
                                                              Cap Value     Core Bond       Cap Growth      Small Cap Value
                                                        --------------------------------- ---------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value .....   $150,616,470      $48,379,224      $23,012,558      $35,012,578
Receivable for The Trusts shares sold .................         61,216               --           12,067          397,857
Receivable for policy-related transactions ............             --              985               --               --
                                                          ------------      -----------      -----------      -----------
  Total assets ........................................    150,677,686       48,380,209       23,024,625       35,410,435
                                                          ------------      -----------      -----------      -----------
Liabilities:
Payable for The Trusts shares purchased ...............             --            1,236               --               --
Payable for policy-related transactions ...............         61,216               --           12,067          398,078
                                                          ------------      -----------      -----------      -----------
  Total liabilities ...................................         61,216            1,236           12,067          398,078
Net assets ............................................   $150,616,470      $48,378,973      $23,012,558      $35,012,357
                                                          ============      ===========      ===========      ===========
Net Assets:

Accumulation Units ....................................   $150,514,764      $48,362,513      $22,936,719      $34,938,470
Retained by Equitable Life in Separate Account
 No. 45 ...............................................        101,706           16,460           75,839           73,887
                                                          ------------      -----------      -----------      -----------
Total net assets ......................................   $150,616,470      $48,378,973      $23,012,558      $35,012,357
                                                          ============      ===========      ===========      ===========
Investments in shares of The Trusts, at cost ..........   $131,232,886      $49,333,437      $24,341,724      $28,822,730
The Trusts shares held
 Class A ..............................................             --               --               --               --
 Class B ..............................................     11,518,044        4,326,231        4,044,590        2,632,648



                                                                                 EQ/Mercury            EQ/Mercury
                                                          EQ/Marsico Focus   Basic Value Equity    International Value
                                                         ------------------ --------------------  --------------------
Assets:
Investment in shares of The Trusts, at fair value .....      $58,086,725        $176,608,433           $50,956,959
Receivable for The Trusts shares sold .................           14,625              31,009                    --
Receivable for policy-related transactions ............               --                  --                81,536
                                                             -----------        ------------           -----------
  Total assets ........................................       58,101,350         176,639,442            51,038,495
                                                             -----------        ------------           -----------
Liabilities:
Payable for The Trusts shares purchased ...............               --                  --                81,536
Payable for policy-related transactions ...............           14,625              31,009                    --
                                                             -----------        ------------           -----------
  Total liabilities ...................................           14,625              31,009                81,536
Net assets ............................................      $58,086,725        $176,608,433           $50,956,959
                                                             ===========        ============           ===========
Net Assets:

Accumulation Units ....................................      $55,413,393        $176,209,497           $50,907,339
Retained by Equitable Life in Separate Account
 No. 45 ...............................................        2,673,332             398,936                49,620
                                                             -----------        ------------           -----------
Total net assets ......................................      $58,086,725        $176,608,433           $50,956,959
                                                             ===========        ============           ===========
Investments in shares of The Trusts, at cost ..........      $48,691,880        $159,507,832           $48,476,273
The Trusts shares held
 Class A ..............................................               --                  --                    --
 Class B ..............................................        4,400,401          11,983,873             4,690,370

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                                     EQ/MFS Emerging        EQ/MFS
                                                    Growth Companies   Investors Trust   EQ/Money Market
                                                   ------------------ ----------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value     $121,860,795       $16,064,192       $174,458,463
Receivable for The Trusts shares sold ............          13,693             2,288                 --
Receivable for policy-related transactions .......              --                --             81,543
                                                      ------------       -----------       ------------
  Total assets ...................................     121,874,488        16,066,480        174,540,006
                                                      ------------       -----------       ------------
Liabilities:
Payable for The Trusts shares purchased ..........              --                --             81,543
Payable for policy-related transactions ..........          13,699             2,289                 --
                                                      ------------       -----------       ------------
  Total liabilities ..............................          13,699             2,289             81,543
Net assets .......................................    $121,860,789       $16,064,191       $174,458,463
                                                      ============       ===========       ============
Net Assets:

Accumulation Units ...............................    $121,716,839       $15,935,800       $174,352,983
Retained by Equitable Life in Separate Account
 No. 45 ..........................................         143,950           128,391            105,480
                                                      ------------       -----------       ------------
Total net assets .................................    $121,860,789       $16,064,191       $174,458,463
                                                      ============       ===========       ============
Investments in shares of The Trusts, at cost .....    $212,360,044       $17,647,186       $175,711,419
The Trusts shares held
 Class A .........................................              --                --          1,287,729
 Class B .........................................      10,472,031         1,879,226         15,624,126

                                                          EQ/Putnam          EQ/Putnam       EQ/Small
                                                    Growth & Income Value     Voyager     Company Index   EQ/Technology
                                                   ----------------------- ------------- --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value        $43,568,525        $1,354,129     $32,345,230    $44,476,643
Receivable for The Trusts shares sold ............           133,480                --              --         66,283
Receivable for policy-related transactions .......                --               412          19,544             --
                                                         -----------        ----------     -----------    -----------
  Total assets ...................................        43,702,005         1,354,541      32,364,774     44,542,926
                                                         -----------        ----------     -----------    -----------
Liabilities:
Payable for The Trusts shares purchased ..........                --                --          19,545             --
Payable for policy-related transactions ..........           126,149                --              --         66,283
                                                         -----------        ----------     -----------    -----------
  Total liabilities ..............................           126,149                --          19,545         66,283
Net assets .......................................       $43,575,856        $1,354,541     $32,345,229    $44,476,643
                                                         ===========        ==========     ===========    ===========
Net Assets:

Accumulation Units ...............................       $43,575,856        $1,334,877     $32,225,986    $44,034,174
Retained by Equitable Life in Separate Account
 No. 45 ..........................................                --            19,664         119,243        442,469
                                                         -----------        ----------     -----------    -----------
Total net assets .................................       $43,575,856        $1,354,541     $32,345,229    $44,476,643
                                                         ===========        ==========     ===========    ===========
Investments in shares of The Trusts, at cost .....       $44,342,489        $1,188,530     $28,512,581    $46,424,409
The Trusts shares held
 Class A .........................................                --                --              --            542
 Class B .........................................         3,870,450           114,118       3,090,551     10,377,447

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                                    Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                   ------------------   -----------------   --------------------------
AXA Moderate Allocation ........................     Class A 1.15%           $ 44.75                     909
AXA Moderate Allocation ........................     Class B 0.50%           $ 48.11                       1
AXA Moderate Allocation ........................     Class B 1.15%           $ 42.78                   1,263
AXA Moderate Allocation ........................     Class B 1.35%           $ 41.25                   3,674
AXA Moderate Allocation ........................     Class B 1.55%           $ 39.77                   2,668
AXA Moderate Allocation ........................     Class B 1.60%           $ 39.41                   1,489
AXA Moderate Allocation ........................     Class B 1.70%           $ 38.70                       9

AXA Premier VIP Aggressive Equity ..............     Class A 1.15%           $ 51.45                     387
AXA Premier VIP Aggressive Equity ..............     Class B 0.50%           $ 56.83                      --
AXA Premier VIP Aggressive Equity ..............     Class B 1.15%           $ 50.53                     297
AXA Premier VIP Aggressive Equity ..............     Class B 1.35%           $ 48.73                     375
AXA Premier VIP Aggressive Equity ..............     Class B 1.55%           $ 46.99                      99
AXA Premier VIP Aggressive Equity ..............     Class B 1.60%           $ 46.56                      79
AXA Premier VIP Aggressive Equity ..............     Class B 1.70%           $ 45.72                       2

AXA Premier VIP Core Bond ......................     Class B 0.50%           $ 11.11                       1
AXA Premier VIP Core Bond ......................     Class B 1.15%           $ 10.97                     570
AXA Premier VIP Core Bond ......................     Class B 1.35%           $ 10.92                   1,242
AXA Premier VIP Core Bond ......................     Class B 1.55%           $ 10.88                   1,778
AXA Premier VIP Core Bond ......................     Class B 1.60%           $ 10.87                   1,240
AXA Premier VIP Core Bond ......................     Class B 1.70%           $ 10.84                      19

AXA Premier VIP Health Care ....................     Class B 0.50%           $ 10.16                      --
AXA Premier VIP Health Care ....................     Class B 1.15%           $ 10.02                     234
AXA Premier VIP Health Care ....................     Class B 1.35%           $  9.98                     378
AXA Premier VIP Health Care ....................     Class B 1.55%           $  9.94                     420
AXA Premier VIP Health Care ....................     Class B 1.60%           $  9.93                     265
AXA Premier VIP Health Care ....................     Class B 1.70%           $  9.91                      11

AXA Premier VIP High Yield .....................     Class A 1.15%           $ 28.97                     131
AXA Premier VIP High Yield .....................     Class B 0.50%           $ 31.80                       2
AXA Premier VIP High Yield .....................     Class B 1.15%           $ 28.44                     583
AXA Premier VIP High Yield .....................     Class B 1.35%           $ 27.48                   1,384
AXA Premier VIP High Yield .....................     Class B 1.55%           $ 26.55                   1,144
AXA Premier VIP High Yield .....................     Class B 1.60%           $ 26.32                     634
AXA Premier VIP High Yield .....................     Class B 1.70%           $ 25.87                      20

AXA Premier VIP International Equity ...........     Class B 0.50%           $ 10.52                      --
AXA Premier VIP International Equity ...........     Class B 1.15%           $ 10.39                     212
AXA Premier VIP International Equity ...........     Class B 1.35%           $ 10.34                     377
AXA Premier VIP International Equity ...........     Class B 1.55%           $ 10.30                     456
AXA Premier VIP International Equity ...........     Class B 1.60%           $ 10.29                     371
AXA Premier VIP International Equity ...........     Class B 1.70%           $ 10.27                       1

AXA Premier VIP Large Cap Core Equity ..........     Class B 0.50%           $  9.83                       1
AXA Premier VIP Large Cap Core Equity ..........     Class B 1.15%           $  9.70                     133
AXA Premier VIP Large Cap Core Equity ..........     Class B 1.35%           $  9.66                     230
AXA Premier VIP Large Cap Core Equity ..........     Class B 1.55%           $  9.62                     403
AXA Premier VIP Large Cap Core Equity ..........     Class B 1.60%           $  9.61                     249
AXA Premier VIP Large Cap Core Equity ..........     Class B 1.70%           $  9.59                       3

AXA Premier VIP Large Cap Growth ...............     Class B 0.50%           $  8.90                       2
AXA Premier VIP Large Cap Growth ...............     Class B 1.15%           $  8.78                     251
AXA Premier VIP Large Cap Growth ...............     Class B 1.35%           $  8.74                     410
AXA Premier VIP Large Cap Growth ...............     Class B 1.55%           $  8.71                     701
AXA Premier VIP Large Cap Growth ...............     Class B 1.60%           $  8.70                     385
AXA Premier VIP Large Cap Growth ...............     Class B 1.70%           $  8.68                      27

   The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                                            Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                           ------------------   -----------------   --------------------------
AXA Premier VIP Large Cap Value ........................     Class B 0.50%          $  10.40                      --
AXA Premier VIP Large Cap Value ........................     Class B 1.15%          $  10.27                     232
AXA Premier VIP Large Cap Value ........................     Class B 1.35%          $  10.23                     429
AXA Premier VIP Large Cap Value ........................     Class B 1.55%          $  10.18                     560
AXA Premier VIP Large Cap Value ........................     Class B 1.60%          $  10.17                     297
AXA Premier VIP Large Cap Value ........................     Class B 1.70%          $  10.15                      45

AXA Premier VIP Small/Mid Cap Growth ...................     Class B 0.50%          $   8.72                       1
AXA Premier VIP Small/Mid Cap Growth ...................     Class B 1.15%          $   8.61                     384
AXA Premier VIP Small/Mid Cap Growth ...................     Class B 1.35%          $   8.58                     761
AXA Premier VIP Small/Mid Cap Growth ...................     Class B 1.55%          $   8.54                   1,103
AXA Premier VIP Small/Mid Cap Growth ...................     Class B 1.60%          $   8.53                     538
AXA Premier VIP Small/Mid Cap Growth ...................     Class B 1.70%          $   8.52                       8

AXA Premier VIP Small/Mid Cap Value ....................     Class B 0.50%          $  10.40                      --
AXA Premier VIP Small/Mid Cap Value ....................     Class B 1.15%          $  10.26                     402
AXA Premier VIP Small/Mid Cap Value ....................     Class B 1.35%          $  10.22                     765
AXA Premier VIP Small/Mid Cap Value ....................     Class B 1.55%          $  10.18                     827
AXA Premier VIP Small/Mid Cap Value ....................     Class B 1.60%          $  10.17                     467
AXA Premier VIP Small/Mid Cap Value ....................     Class B 1.70%          $  10.15                      30

AXA Premier VIP Technology .............................     Class B 0.50%          $   8.96                      --
AXA Premier VIP Technology .............................     Class B 1.15%          $   8.84                     207
AXA Premier VIP Technology .............................     Class B 1.35%          $   8.81                     278
AXA Premier VIP Technology .............................     Class B 1.55%          $   8.77                     284
AXA Premier VIP Technology .............................     Class B 1.60%          $   8.76                     281
AXA Premier VIP Technology .............................     Class B 1.70%          $   8.74                      14

EQ/Alliance Common Stock ...............................     Class A 1.15%          $ 227.59                     498
EQ/Alliance Common Stock ...............................     Class B 0.50%          $ 268.33                       7
EQ/Alliance Common Stock ...............................     Class B 1.15%          $ 223.47                     639
EQ/Alliance Common Stock ...............................     Class B 1.35%          $ 211.19                   1,145
EQ/Alliance Common Stock ...............................     Class B 1.55%          $ 199.56                     489
EQ/Alliance Common Stock ...............................     Class B 1.60%          $ 196.75                     301
EQ/Alliance Common Stock ...............................     Class B 1.70%          $ 191.26                       4

EQ/Alliance Growth and Income ..........................     Class A 1.15%          $  26.48                   2,039
EQ/Alliance Growth and Income ..........................     Class B 0.50%          $  27.85                       6
EQ/Alliance Growth and Income ..........................     Class B 1.15%          $  26.04                   2,666
EQ/Alliance Growth and Income ..........................     Class B 1.35%          $  25.51                   5,870
EQ/Alliance Growth and Income ..........................     Class B 1.55%          $  24.98                   5,025
EQ/Alliance Growth and Income ..........................     Class B 1.60%          $  24.85                   2,534
EQ/Alliance Growth and Income ..........................     Class B 1.70%          $  24.60                      39

EQ/Alliance Intermediate Government Securities .........     Class A 1.15%          $  19.35                     460
EQ/Alliance Intermediate Government Securities .........     Class B 0.50%          $  20.69                       4
EQ/Alliance Intermediate Government Securities .........     Class B 1.15%          $  19.03                     998
EQ/Alliance Intermediate Government Securities .........     Class B 1.35%          $  18.54                   2,993
EQ/Alliance Intermediate Government Securities .........     Class B 1.55%          $  18.07                   4,546
EQ/Alliance Intermediate Government Securities .........     Class B 1.60%          $  17.95                   2,818
EQ/Alliance Intermediate Government Securities .........     Class B 1.70%          $  17.72                      84

   The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                               Contract charges     Unit Fair Value     Units Outstanding (000's)
                                              ------------------   -----------------   --------------------------
EQ/Alliance International .................     Class A 1.15%           $ 11.82                   1,843
EQ/Alliance International .................     Class B 0.50%           $ 12.29                       5
EQ/Alliance International .................     Class B 1.15%           $ 11.61                   1,568
EQ/Alliance International .................     Class B 1.35%           $ 11.40                   4,111
EQ/Alliance International .................     Class B 1.55%           $ 11.20                   4,195
EQ/Alliance International .................     Class B 1.60%           $ 11.15                   1,928
EQ/Alliance International .................     Class B 1.70%           $ 11.05                      20

EQ/Alliance Premier Growth ................     Class B 0.50%           $  6.12                       1
EQ/Alliance Premier Growth ................     Class B 1.15%           $  5.93                   1,663
EQ/Alliance Premier Growth ................     Class B 1.35%           $  5.88                   7,382
EQ/Alliance Premier Growth ................     Class B 1.55%           $  5.82                   6,234
EQ/Alliance Premier Growth ................     Class B 1.60%           $  5.81                   3,962
EQ/Alliance Premier Growth ................     Class B 1.70%           $  5.78                      24

EQ/Alliance Quality Bond ..................     Class B 0.50%           $ 16.96                       6
EQ/Alliance Quality Bond ..................     Class B 1.15%           $ 15.86                     292
EQ/Alliance Quality Bond ..................     Class B 1.35%           $ 15.53                     434
EQ/Alliance Quality Bond ..................     Class B 1.55%           $ 15.21                     495
EQ/Alliance Quality Bond ..................     Class B 1.60%           $ 15.13                     282
EQ/Alliance Quality Bond ..................     Class B 1.70%           $ 14.97                      14

EQ/Alliance Small Cap Growth ..............     Class A 1.15%           $ 14.06                     402
EQ/Alliance Small Cap Growth ..............     Class B 0.50%           $ 14.47                       4
EQ/Alliance Small Cap Growth ..............     Class B 1.15%           $ 13.85                   1,510
EQ/Alliance Small Cap Growth ..............     Class B 1.35%           $ 13.66                   2,001
EQ/Alliance Small Cap Growth ..............     Class B 1.55%           $ 13.48                   3,346
EQ/Alliance Small Cap Growth ..............     Class B 1.60%           $ 13.43                   1,362
EQ/Alliance Small Cap Growth ..............     Class B 1.70%           $ 13.34                      25

EQ/Bernstein Diversified Value ............     Class B 0.50%           $ 13.56                       6
EQ/Bernstein Diversified Value ............     Class B 1.15%           $ 13.03                   2,775
EQ/Bernstein Diversified Value ............     Class B 1.35%           $ 12.88                   3,362
EQ/Bernstein Diversified Value ............     Class B 1.55%           $ 12.72                   3,447
EQ/Bernstein Diversified Value ............     Class B 1.60%           $ 12.68                   1,839
EQ/Bernstein Diversified Value ............     Class B 1.70%           $ 12.60                      54

EQ/Calvert Socially Responsible ...........     Class B 0.50%           $  8.25                      --
EQ/Calvert Socially Responsible ...........     Class B 1.15%           $  8.01                      10
EQ/Calvert Socially Responsible ...........     Class B 1.35%           $  7.94                      39
EQ/Calvert Socially Responsible ...........     Class B 1.55%           $  7.87                      38
EQ/Calvert Socially Responsible ...........     Class B 1.60%           $  7.86                      25
EQ/Calvert Socially Responsible ...........     Class B 1.70%           $  7.82                       1

EQ/Capital Guardian International .........     Class B 0.50%           $  9.92                      --
EQ/Capital Guardian International .........     Class B 1.15%           $  9.62                     144
EQ/Capital Guardian International .........     Class B 1.35%           $  9.53                     279
EQ/Capital Guardian International .........     Class B 1.55%           $  9.44                     238
EQ/Capital Guardian International .........     Class B 1.60%           $  9.42                     146
EQ/Capital Guardian International .........     Class B 1.70%           $  9.38                      --

EQ/Capital Guardian Research ..............     Class B 0.50%           $ 10.76                      --
EQ/Capital Guardian Research ..............     Class B 1.15%           $ 10.43                   1,625
EQ/Capital Guardian Research ..............     Class B 1.35%           $ 10.33                   3,037
EQ/Capital Guardian Research ..............     Class B 1.55%           $ 10.23                   1,685
EQ/Capital Guardian Research ..............     Class B 1.60%           $ 10.21                     896
EQ/Capital Guardian Research ..............     Class B 1.70%           $ 10.16                      --

   The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                             Contract charges     Unit Fair Value     Units Outstanding (000's)
                                            ------------------   -----------------   --------------------------
EQ/Capital Guardian U.S. Equity .........     Class B 0.50%           $ 10.71                      17
EQ/Capital Guardian U.S. Equity .........     Class B 1.15%           $ 10.39                     562
EQ/Capital Guardian U.S. Equity .........     Class B 1.35%           $ 10.29                   1,043
EQ/Capital Guardian U.S. Equity .........     Class B 1.55%           $ 10.19                   1,359
EQ/Capital Guardian U.S. Equity .........     Class B 1.60%           $ 10.17                     770
EQ/Capital Guardian U.S. Equity .........     Class B 1.70%           $ 10.12                      16

EQ/Emerging Markets Equity ..............     Class B 0.50%           $  9.21                      11
EQ/Emerging Markets Equity ..............     Class B 1.15%           $  8.84                     859
EQ/Emerging Markets Equity ..............     Class B 1.35%           $  8.72                   1,871
EQ/Emerging Markets Equity ..............     Class B 1.55%           $  8.61                   1,439
EQ/Emerging Markets Equity ..............     Class B 1.60%           $  8.58                     837
EQ/Emerging Markets Equity ..............     Class B 1.70%           $  8.53                       6

EQ/Equity 500 Index .....................     Class B 0.50%           $ 25.65                      62
EQ/Equity 500 Index .....................     Class B 1.15%           $ 24.04                     994
EQ/Equity 500 Index .....................     Class B 1.35%           $ 23.57                   3,443
EQ/Equity 500 Index .....................     Class B 1.55%           $ 23.10                   1,538
EQ/Equity 500 Index .....................     Class B 1.60%           $ 22.99                   1,030
EQ/Equity 500 Index .....................     Class B 1.70%           $ 22.76                      16

EQ/Evergreen Omega ......................     Class B 0.50%           $  8.23                      --
EQ/Evergreen Omega ......................     Class B 1.15%           $  7.97                     198
EQ/Evergreen Omega ......................     Class B 1.35%           $  7.89                     286
EQ/Evergreen Omega ......................     Class B 1.55%           $  7.81                     514
EQ/Evergreen Omega ......................     Class B 1.60%           $  7.79                     184
EQ/Evergreen Omega ......................     Class B 1.70%           $  7.75                       2

EQ/FI Mid Cap ...........................     Class B 0.50%           $ 10.01                     576
EQ/FI Mid Cap ...........................     Class B 1.15%           $  9.80                     677
EQ/FI Mid Cap ...........................     Class B 1.35%           $  9.73                   1,435
EQ/FI Mid Cap ...........................     Class B 1.55%           $  9.67                   3,156
EQ/FI Mid Cap ...........................     Class B 1.60%           $  9.65                   1,665
EQ/FI Mid Cap ...........................     Class B 1.70%           $  9.62                      41

EQ/FI Small/Mid Cap Value ...............     Class B 0.50%           $ 13.12                     407
EQ/FI Small/Mid Cap Value ...............     Class B 1.15%           $ 12.56                   2,302
EQ/FI Small/Mid Cap Value ...............     Class B 1.35%           $ 12.39                   2,709
EQ/FI Small/Mid Cap Value ...............     Class B 1.55%           $ 12.22                   4,738
EQ/FI Small/Mid Cap Value ...............     Class B 1.60%           $ 12.18                   2,005
EQ/FI Small/Mid Cap Value ...............     Class B 1.70%           $ 12.10                      31

EQ/J.P. Morgan Core Bond ................     Class B 0.50%           $ 14.19                       1
EQ/J.P. Morgan Core Bond ................     Class B 1.15%           $ 13.64                     618
EQ/J.P. Morgan Core Bond ................     Class B 1.35%           $ 13.48                     985
EQ/J.P. Morgan Core Bond ................     Class B 1.55%           $ 13.32                   1,191
EQ/J.P. Morgan Core Bond ................     Class B 1.60%           $ 13.28                     804
EQ/J.P. Morgan Core Bond ................     Class B 1.70%           $ 13.20                       7

EQ/Janus Large Cap Growth ...............     Class B 0.50%           $  5.60                      11
EQ/Janus Large Cap Growth ...............     Class B 1.15%           $  5.48                     187
EQ/Janus Large Cap Growth ...............     Class B 1.35%           $  5.44                     566
EQ/Janus Large Cap Growth ...............     Class B 1.55%           $  5.41                   2,241
EQ/Janus Large Cap Growth ...............     Class B 1.60%           $  5.40                   1,206
EQ/Janus Large Cap Growth ...............     Class B 1.70%           $  5.38                      27

   The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                              Contract charges     Unit Fair Value     Units Outstanding (000's)
                                             ------------------   -----------------   --------------------------
EQ/Lazard Small Cap Value ................     Class B 0.50%           $ 15.15                      16
EQ/Lazard Small Cap Value ................     Class B 1.15%           $ 14.57                     495
EQ/Lazard Small Cap Value ................     Class B 1.35%           $ 14.39                     840
EQ/Lazard Small Cap Value ................     Class B 1.55%           $ 14.22                     707
EQ/Lazard Small Cap Value ................     Class B 1.60%           $ 14.17                     370
EQ/Lazard Small Cap Value ................     Class B 1.70%           $ 14.09                       7

EQ/Marsico Focus .........................     Class B 0.50%           $ 13.06                       3
EQ/Marsico Focus .........................     Class B 1.15%           $ 12.86                     778
EQ/Marsico Focus .........................     Class B 1.35%           $ 12.80                   1,522
EQ/Marsico Focus .........................     Class B 1.55%           $ 12.74                   1,331
EQ/Marsico Focus .........................     Class B 1.60%           $ 12.72                     685
EQ/Marsico Focus .........................     Class B 1.70%           $ 12.69                      16

EQ/Mercury Basic Value Equity ............     Class B 0.50%           $ 19.38                     187
EQ/Mercury Basic Value Equity ............     Class B 1.15%           $ 18.55                   2,009
EQ/Mercury Basic Value Equity ............     Class B 1.35%           $ 18.30                   3,348
EQ/Mercury Basic Value Equity ............     Class B 1.55%           $ 18.05                   2,784
EQ/Mercury Basic Value Equity ............     Class B 1.60%           $ 17.99                   1,296
EQ/Mercury Basic Value Equity ............     Class B 1.70%           $ 17.87                      25

EQ/Mercury International Value ...........     Class B 0.50%           $ 14.90                      --
EQ/Mercury International Value ...........     Class B 1.15%           $ 14.27                     839
EQ/Mercury International Value ...........     Class B 1.35%           $ 14.08                   1,181
EQ/Mercury International Value ...........     Class B 1.55%           $ 13.89                   1,114
EQ/Mercury International Value ...........     Class B 1.60%           $ 13.84                     487
EQ/Mercury International Value ...........     Class B 1.70%           $ 13.75                       6

EQ/MFS Emerging Growth Companies .........     Class B 0.50%           $ 12.58                      --
EQ/MFS Emerging Growth Companies .........     Class B 1.15%           $ 12.04                   1,952
EQ/MFS Emerging Growth Companies .........     Class B 1.35%           $ 11.88                   5,082
EQ/MFS Emerging Growth Companies .........     Class B 1.55%           $ 11.72                   1,886
EQ/MFS Emerging Growth Companies .........     Class B 1.60%           $ 11.68                   1,345
EQ/MFS Emerging Growth Companies .........     Class B 1.70%           $ 11.60                       5

EQ/MFS Investors Trust ...................     Class B 0.50%           $  8.53                      21
EQ/MFS Investors Trust ...................     Class B 1.15%           $  8.25                     107
EQ/MFS Investors Trust ...................     Class B 1.35%           $  8.17                     715
EQ/MFS Investors Trust ...................     Class B 1.55%           $  8.09                     642
EQ/MFS Investors Trust ...................     Class B 1.60%           $  8.07                     474
EQ/MFS Investors Trust ...................     Class B 1.70%           $  8.03                      --

EQ/Money Market ..........................     Class A 1.15%           $ 30.12                     444
EQ/Money Market ..........................     Class B 0.00%           $ 38.46                      40
EQ/Money Market ..........................     Class B 0.50%           $ 34.36                       2
EQ/Money Market ..........................     Class B 1.15%           $ 29.66                     711
EQ/Money Market ..........................     Class B 1.35%           $ 28.34                   1,537
EQ/Money Market ..........................     Class B 1.55%           $ 27.08                   1,572
EQ/Money Market ..........................     Class B 1.60%           $ 26.78                   1,911
EQ/Money Market ..........................     Class B 1.70%           $ 26.17                      37

EQ/Putnam Growth & Income Value ..........     Class B 0.50%           $ 12.78                      --
EQ/Putnam Growth & Income Value ..........     Class B 1.15%           $ 12.23                   1,120
EQ/Putnam Growth & Income Value ..........     Class B 1.35%           $ 12.07                   1,530
EQ/Putnam Growth & Income Value ..........     Class B 1.55%           $ 11.90                     568
EQ/Putnam Growth & Income Value ..........     Class B 1.60%           $ 11.86                     377
EQ/Putnam Growth & Income Value ..........     Class B 1.70%           $ 11.78                      16

   The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2003

                                    Contract charges     Unit Fair Value     Units Outstanding (000's)
                                   ------------------   -----------------   --------------------------
EQ/Putnam Voyager ..............     Class B 0.50%           $ 12.14                       1
EQ/Putnam Voyager ..............     Class B 1.15%           $ 11.62                      14
EQ/Putnam Voyager ..............     Class B 1.35%           $ 11.46                      20
EQ/Putnam Voyager ..............     Class B 1.55%           $ 11.31                      43
EQ/Putnam Voyager ..............     Class B 1.60%           $ 11.27                      39
EQ/Putnam Voyager ..............     Class B 1.70%           $ 11.20                      --

EQ/Small Company Index .........     Class B 0.50%           $ 13.02                       1
EQ/Small Company Index .........     Class B 1.15%           $ 12.51                     427
EQ/Small Company Index .........     Class B 1.35%           $ 12.36                   1,030
EQ/Small Company Index .........     Class B 1.55%           $ 12.21                     789
EQ/Small Company Index .........     Class B 1.60%           $ 12.18                     358
EQ/Small Company Index .........     Class B 1.70%           $ 12.10                      10

EQ/Technology ..................     Class B 0.50%           $  4.21                      29
EQ/Technology ..................     Class B 1.15%           $  4.11                   1,125
EQ/Technology ..................     Class B 1.35%           $  4.08                   2,070
EQ/Technology ..................     Class B 1.55%           $  4.05                   4,927
EQ/Technology ..................     Class B 1.60%           $  4.04                   2,698
EQ/Technology ..................     Class B 1.70%           $  4.02                       3

   The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                         AXA
                                                       Moderate      AXA Premier VIP    AXA Premier VIP   AXA Premier VIP
                                                      Allocation    Aggressive Equity      Core Bond        Health Care
                                                   --------------- ------------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $  8,494,183                --        $1,717,269        $  115,142
 Expenses:
  Asset-based charges ............................     4,929,461           673,015           769,955           138,849
                                                    ------------           -------        ----------        ----------
Net Investment Income (Loss) .....................     3,564,723          (673,015)          947,314           (23,707)
                                                    ------------          --------        ----------        ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (3,539,054)       (6,856,968)          531,631          (191,156)
  Realized gain distribution from The Trusts .....            --                --               171               634
                                                    ------------        ----------        ----------        ----------
 Net realized gain (loss) ........................    (3,539,054)       (6,856,968)          531,802          (190,522)
                                                    ------------        ----------        ----------        ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    62,875,295        24,214,471          (384,059)        2,545,216
                                                    ------------        ----------        ----------        ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    59,336,241        17,357,503           147,743         2,354,694
                                                    ------------        ----------        ----------        ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 62,900,964      $ 16,684,488        $1,095,057        $2,330,987
                                                    ============      ============        ==========        ==========


                                                                                             AXA Premier VIP   AXA Premier VIP
                                                    AXA Premier VIP      AXA Premier VIP        Large Cap         Large Cap
                                                       High Yield     International Equity     Core Equity          Growth
                                                   ----------------- ---------------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $  5,037,802          $   66,871          $   11,137                --
 Expenses:
  Asset-based charges ............................      1,343,339             132,909              87,559           177,559
                                                     ------------          ----------          ----------           -------
Net Investment Income (Loss) .....................      3,694,463             (66,038)            (76,422)         (177,559)
                                                     ------------          ----------          ----------          --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (5,058,598)           (369,443)           (202,654)         (536,175)
  Realized gain distribution from The Trusts .....             --                  --                  --                --
                                                     ------------          ----------          ----------          --------
 Net realized gain (loss) ........................     (5,058,598)           (369,443)           (202,654)         (536,175)
                                                     ------------          ----------          ----------          --------
 Change in unrealized appreciation
  (depreciation) of investments ..................     18,923,711           3,266,174           2,103,276         3,791,620
                                                     ------------          ----------          ----------         ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     13,865,113           2,896,731           1,900,622         3,255,445
                                                     ------------          ----------          ----------         ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ 17,559,576          $2,830,693          $1,824,200        $3,077,886
                                                     ============          ==========          ==========        ==========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003


                                                   AXA Premier    AXA Premier VIP   AXA Premier VIP
                                                  VIP Large Cap      Small/Mid         Small/Mid         AXA Premier VIP
                                                      Value          Cap Growth        Cap Value            Technology
                                                 --------------- ----------------- -----------------    -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ....................   $  271,127       $  251,158        $   61,239           $  229,747
 Expenses:
  Asset-based charges ..........................      191,011          237,177           256,952               66,416
                                                   ----------       ----------        ----------           ----------
Net Investment Income (Loss) ...................       80,116           13,981          (195,713)             163,331
                                                   ----------       ----------        ----------           ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ..........     (266,509)        (809,535)         (646,989)             (79,744)
  Realized gain distribution from The Trusts ...           --           33,380            71,889                   --
                                                   ----------       ----------        ----------           ----------
 Net realized gain (loss) ......................     (266,509)        (776,155)         (575,100)             (79,744)
                                                   ----------       ----------        ----------           ----------
 Change in unrealized appreciation
  (depreciation) of investments ................    3,684,822        6,143,992         6,903,314            1,564,938
                                                   ----------       ----------        ----------           ----------
Net Realized and Unrealized Gain (Loss) on
 Investments ...................................    3,418,313        5,367,837         6,328,214            1,485,194
                                                   ----------       ----------        ----------           ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .....................   $3,498,429       $5,381,818        $6,132,501           $1,648,525
                                                   ==========       ==========        ==========           ==========



                                                                                          EQ/Alliance
                                                                                         Intermediate
                                                    EQ/Alliance    EQ/Alliance Growth     Government     EQ/Alliance
                                                   Common Stock        and Income         Securities    International
                                                 ---------------- -------------------- ---------------  --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ....................  $   7,341,596      $   4,515,071      $   8,620,773     $ 2,290,175
 Expenses:
  Asset-based charges ..........................      7,281,560          5,787,115          3,902,088       1,790,931
                                                  -------------      -------------      -------------     -----------
Net Investment Income (Loss) ...................         60,036         (1,272,044)         4,718,685         499,244
                                                  -------------      -------------      -------------     -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ..........    (58,774,426)       (13,830,446)         2,945,524         (63,384)
  Realized gain distribution from The Trusts ...             --                 --             79,652              --
                                                  -------------      -------------      -------------     -----------
 Net realized gain (loss) ......................    (58,774,426)       (13,830,446)         3,025,176         (63,384)
                                                  -------------      -------------      -------------     -----------
 Change in unrealized appreciation
  (depreciation) of investments ................    274,101,044        121,093,065         (6,046,909)     38,486,473
                                                  -------------      -------------      -------------     -----------
Net Realized and Unrealized Gain (Loss) on
 Investments ...................................    215,326,618        107,262,619         (3,021,733)     38,423,089
                                                  -------------      -------------      -------------     -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .....................  $ 215,386,654      $ 105,990,575      $   1,696,952     $38,922,333
                                                  =============      =============      =============     ===========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003


                                                      EQ/Alliance     EQ/Alliance      EQ/Alliance
                                                    Premier Growth   Quality Bond   Small Cap Growth
                                                   ---------------- -------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................              --   $   612,016                --
 Expenses:
  Asset-based charges ............................       1,557,888       357,726         1,416,956
                                                         ---------   -----------         ---------
Net Investment Income (Loss) .....................      (1,557,888)      254,290        (1,416,956)
                                                        ----------   -----------        ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (17,223,943)      402,537        (3,983,201)
  Realized gain distribution from The Trusts .....              --        72,148                --
                                                       -----------   -----------        ----------
 Net realized gain (loss) ........................     (17,223,943)      474,685        (3,983,201)
                                                       -----------   -----------        ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      39,846,388      (261,941)       38,632,255
                                                       -----------   -----------        ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      22,622,445       212,744        34,649,054
                                                       -----------   -----------        ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   21,064,557   $   467,034      $ 33,232,098
                                                    ==============   ===========      ============


                                                                         EQ/Calvert     EQ/Capital     EQ/Capital
                                                       EQ/Bernstein       Socially       Guardian       Guardian
                                                    Diversified Value   Responsible   International     Research
                                                   ------------------- ------------- --------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  1,698,586              --      $   69,959    $   282,375
 Expenses:
  Asset-based charges ............................       1,785,806          10,460          59,931        926,893
                                                      ------------          ------      ----------    -----------
Net Investment Income (Loss) .....................         (87,220)        (10,460)         10,029       (644,518)
                                                      ------------         -------      ----------    -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (1,003,337)        (76,649)          6,621       (456,283)
  Realized gain distribution from The Trusts .....              --              --              --             --
                                                      ------------         -------      ----------    -----------
 Net realized gain (loss) ........................      (1,003,337)        (76,649)          6,621       (456,283)
                                                      ------------         -------      ----------    -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      32,364,193         250,391       1,358,126     18,614,165
                                                      ------------         -------      ----------    -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      31,360,856         173,742       1,364,747     18,157,882
                                                      ------------         -------      ----------    -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ 31,273,636       $ 163,282      $1,374,776    $17,513,364
                                                      ============       =========      ==========    ===========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003



                                                    EQ/Capital Guardian    EQ/Emerging      EQ/Equity     EQ/Evergreen
                                                        U.S. Equity      Markets Equity     500 Index         Omega
                                                   -------------------- ---------------- --------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $   93,202        $    264,615    $  1,850,215             --
 Expenses:
  Asset-based charges ............................         423,582             459,946       2,042,083         89,644
                                                        ----------        ------------    ------------         ------
Net Investment Income (Loss) .....................        (330,380)           (195,331)       (191,868)       (89,644)
                                                        ----------        ------------    ------------        -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        (209,100)         (1,003,760)     (7,517,147)      (294,646)
  Realized gain distribution from The Trusts .....              --                  --              --             --
                                                        ----------        ------------    ------------       --------
 Net realized gain (loss) ........................        (209,100)         (1,003,760)     (7,517,147)      (294,646)
                                                        ----------        ------------    ------------       --------
 Change in unrealized appreciation
  (depreciation) of investments ..................       9,321,553          16,009,260      42,306,361      2,284,943
                                                        ----------        ------------    ------------      ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       9,112,453          15,005,500      34,789,214      1,990,297
                                                        ----------        ------------    ------------      ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $8,782,073        $ 14,810,170    $ 34,597,346     $1,900,653
                                                        ==========        ============    ============     ==========



                                                                     EQ/FI Small/Mid   EQ/J.P. Morgan    EQ/Janus Large
                                                     EQ/FI Mid Cap      Cap Value         Core Bond        Cap Growth
                                                    --------------- ----------------- ----------------  ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................             --     $    484,125       $1,656,321                 --
 Expenses:
  Asset-based charges ............................        770,648        1,831,867          795,605            329,919
                                                          -------     ------------       ----------            -------
Net Investment Income (Loss) .....................       (770,648)      (1,347,742)         860,716           (329,919)
                                                         --------     ------------       ----------           --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (949,693)        (858,325)         443,947         (2,411,018)
  Realized gain distribution from The Trusts .....             --               --               --                 --
                                                         --------     ------------       ----------         ----------
 Net realized gain (loss) ........................       (949,693)        (858,325)         443,947         (2,411,018)
                                                         --------     ------------       ----------         ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     21,936,773       39,030,860         (555,970)         7,394,159
                                                       ----------     ------------       ----------         ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     20,987,080       38,172,535         (112,023)         4,983,141
                                                       ----------     ------------       ----------         ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $20,216,432     $ 36,824,793       $  748,693      $   4,653,222
                                                      ===========     ============       ==========      =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                             EQ/Mercury
                                                    EQ/Lazard Small                      EQ/Mercury Basic   International
                                                       Cap Value      EQ/Marsico Focus     Value Equity         Value
                                                   ----------------- ------------------ ------------------ ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  256,135                 --        $    795,372      $ 1,013,932
 Expenses:
  Asset-based charges ............................       350,634            548,973           2,118,027          629,093
                                                      ----------            -------        ------------      -----------
Net Investment Income (Loss) .....................       (94,499)          (548,973)         (1,322,655)         384,839
                                                      ----------           --------        ------------      -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (558,830)           (16,369)         (3,721,875)        (495,377)
  Realized gain distribution from The Trusts .....        66,260                 --                  --               --
                                                      ----------           --------        ------------      -----------
 Net realized gain (loss) ........................      (492,570)           (16,369)         (3,721,875)        (495,377)
                                                      ----------           --------        ------------      -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     9,046,887         11,012,954          45,620,616       11,078,962
                                                      ----------         ----------        ------------      -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     8,554,317         10,996,585          41,898,741       10,583,585
                                                      ----------         ----------        ------------      -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $8,459,818        $10,447,612        $ 40,576,086      $10,968,424
                                                      ==========        ===========        ============      ===========



                                                     EQ/MFS Emerging   EQ/MFS Investors      EQ/Money     EQ/Putnam Growth
                                                    Growth Companies         Trust            Market       & Income Value
                                                   ------------------ ------------------ --------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................               --     $      87,200     $  1,208,354     $     527,847
 Expenses:
  Asset-based charges ............................        1,555,197           209,009        3,219,262           569,492
                                                          ---------     -------------     ------------     -------------
Net Investment Income (Loss) .....................       (1,555,197)         (121,809)      (2,010,908)          (41,645)
                                                         ----------     -------------     ------------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (16,102,976)       (1,159,995)      (1,442,515)       (1,980,936)
  Realized gain distribution from The Trusts .....               --                --               --                --
                                                        -----------     -------------     ------------     -------------
 Net realized gain (loss) ........................      (16,102,976)       (1,159,995)      (1,442,515)       (1,980,936)
                                                        -----------     -------------     ------------     -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       45,115,972         3,967,510        1,588,295        11,110,041
                                                        -----------     -------------     ------------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       29,012,996         2,807,515          145,780         9,129,105
                                                        -----------     -------------     ------------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $   27,457,799     $   2,685,706     $ (1,865,128)    $   9,087,460
                                                     ==============     =============     ============     =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2003



                                                            EQ/Putnam     EQ/Small
                                                             Voyager    Company Index  EQ/Technology
                                                           ---------- ---------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ............................   $   1,573     $   69,006             --
 Expenses:
  Asset-based charges ..................................      14,362        315,255        569,974
                                                           ---------     ----------        -------
Net Investment Income (Loss) ...........................     (12,789)      (246,249)      (569,974)
                                                           ---------     ----------       --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ..................      21,292       (556,494)    (7,970,428)
  Realized gain distribution from The Trusts ...........          --             --             --
                                                           ---------     ----------     ----------
 Net realized gain (loss) ..............................      21,292       (556,494)    (7,970,428)
                                                           ---------     ----------     ----------
 Change in unrealized appreciation (depreciation) of
  investments ..........................................     199,491      9,051,175     21,910,582
                                                           ---------     ----------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments ...........................................     220,783      8,494,681     13,940,154
                                                           ---------     ----------     ----------
Net Increase (Decrease) in Net Assets Resulting
 from Operations .......................................   $ 207,994     $8,248,432   $ 13,370,180
                                                           =========     ==========   ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2003

                                                                                     AXA Moderate
                                                                                    Allocation (g)
                                                                           ---------------------------------
                                                                                 2003             2002
                                                                           ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ............................................   $  3,564,723     $  1,048,315
 Net realized gain (loss) on investments .................................     (3,539,054)     (32,165,923)
 Change in unrealized appreciation (depreciation) of investments .........     62,875,295       (8,921,169)
                                                                            -------------    -------------
 Net increase (decrease) in net assets from operations ...................     62,900,964      (40,038,777)
                                                                            -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..................................      4,206,405        9,432,169
  Transfers between funds including guaranteed interest
    account, net .........................................................      3,715,983      182,387,603
  Transfers for contract benefits and terminations .......................    (32,545,227)     (21,843,916)
  Contract maintenance charges ...........................................     (1,244,569)        (668,737)
                                                                            -------------    -------------
Net increase (decrease) in net assets from contractowners transactions ...    (25,867,408)     169,307,119
                                                                            -------------    -------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 .................................................          6,260        1,322,609
                                                                            -------------    -------------
Increase (Decrease) in Net Assets ........................................     37,039,815      130,590,951
Net Assets -- Beginning of Period ........................................    376,679,285      246,088,334
                                                                            -------------    -------------
Net Assets -- End of Period ..............................................   $413,719,000     $376,679,285
                                                                            =============    =============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ..................................................................             79              756
 Redeemed ................................................................           (183)            (130)
                                                                            -------------    -------------
 Net Increase (Decrease) .................................................           (104)             626
                                                                            =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued ..................................................................            952            5,675
 Redeemed ................................................................         (1,556)          (1,645)
                                                                            -------------    -------------
 Net Increase (Decrease) .................................................           (605)           4,030
                                                                            =============    =============


                                                                                   AXA Premier VIP          AXA Premier VIP
                                                                                  Aggressive Equity          Core Bond (a)
                                                                           -------------------------------- ---------------
                                                                                 2003            2002             2003
                                                                           --------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ............................................  $   (673,015)   $     (841,470)  $    947,314
 Net realized gain (loss) on investments .................................    (6,856,968)      (14,289,985)       531,802
 Change in unrealized appreciation (depreciation) of investments .........    24,214,471        (8,935,073)      (384,059)
                                                                            ------------    --------------   ------------
 Net increase (decrease) in net assets from operations ...................    16,684,488       (24,066,528)     1,095,057
                                                                            ------------    --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..................................       729,300         1,733,549      1,160,323
  Transfers between funds including guaranteed interest
    account, net .........................................................    (1,147,348)       (9,253,205)     9,146,872
  Transfers for contract benefits and terminations .......................    (3,943,042)       (6,137,165)    (4,850,874)
  Contract maintenance charges ...........................................      (299,602)         (350,869)      (124,791)
                                                                            ------------    --------------   ------------
Net increase (decrease) in net assets from contractowners transactions ...    (4,660,692)      (14,007,690)     5,331,530
                                                                            ------------    --------------   ------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 .................................................         1,080             1,210         10,216
                                                                            ------------    --------------   ------------
Increase (Decrease) in Net Assets ........................................    12,024,876       (38,073,008)     6,436,803
Net Assets -- Beginning of Period ........................................    49,642,778        87,715,786     46,428,826
                                                                            ------------    --------------   ------------
Net Assets -- End of Period ..............................................  $ 61,667,654    $   49,642,778   $ 52,865,629
                                                                            ============    ==============   ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ..................................................................            10                21             --
 Redeemed ................................................................           (76)             (144)            --
                                                                            ------------    --------------   ------------
 Net Increase (Decrease) .................................................           (66)             (123)            --
                                                                            ============    ==============   ============
Unit Activity 0.50% to 1.70% Class B
 Issued ..................................................................            93               450          2,529
 Redeemed ................................................................          (142)             (653)        (2,033)
                                                                            ------------    --------------   ------------
 Net Increase (Decrease) .................................................           (49)             (203)           496
                                                                            ============    ==============   ============

                                                                           AXA Premier VIP          AXA Premier VIP
                                                                            Core Bond (a)           Health Care (a)
                                                                           --------------- -------------------------------
                                                                                 2002            2003            2002
                                                                           --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ............................................  $  1,073,046     $   (23,707)   $     (78,858)
 Net realized gain (loss) on investments .................................        67,621        (190,522)        (425,671)
 Change in unrealized appreciation (depreciation) of investments .........       891,073       2,545,216         (882,260)
                                                                            ------------     -----------    -------------
 Net increase (decrease) in net assets from operations ...................     2,031,740       2,330,987       (1,386,789)
                                                                            ------------     -----------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..................................    10,084,050         274,811        2,196,339
  Transfers between funds including guaranteed interest
    account, net .........................................................    36,671,531       3,896,339        6,623,110
  Transfers for contract benefits and terminations .......................    (2,326,719)       (591,412)        (257,833)
  Contract maintenance charges ...........................................       (43,650)        (30,949)         (12,734)
                                                                            ------------     -----------    -------------
Net increase (decrease) in net assets from contractowners transactions ...    44,385,212       3,548,789        8,548,882
                                                                            ------------     -----------    -------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 .................................................        11,874          33,883           34,825
                                                                            ------------     -----------    -------------
Increase (Decrease) in Net Assets ........................................    46,428,826       5,913,659        7,196,918
Net Assets -- Beginning of Period ........................................            --       7,196,918               --
                                                                            ------------     -----------    -------------
Net Assets -- End of Period ..............................................  $ 46,428,826     $13,110,557    $   7,196,918
                                                                            ============     ===========    =============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ..................................................................            --              --               --
 Redeemed ................................................................            --              --               --
                                                                            ------------     -----------    -------------
 Net Increase (Decrease) .................................................            --              --               --
                                                                            ============     ===========    =============
Unit Activity 0.50% to 1.70% Class B
 Issued ..................................................................         5,439             754            1,354
 Redeemed ................................................................        (1,085)           (355)            (446)
                                                                            ------------     -----------    -------------
 Net Increase (Decrease) .................................................         4,354             399              908
                                                                            ============     ===========    =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2003

                                                                                     AXA Premier VIP
                                                                                        High Yield
                                                                             --------------------------------
                                                                                   2003             2002
                                                                             ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................   $  3,694,463    $  6,175,602
 Net realized gain (loss) on investments ...................................     (5,058,598)     (8,061,124)
 Change in unrealized appreciation (depreciation) of investments ...........     18,923,711      (2,366,278)
                                                                               ------------    ------------
 Net increase (decrease) in net assets from operations .....................     17,559,576      (4,251,800)
                                                                               ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................      1,458,097       5,128,201
  Transfers between funds including guaranteed interest
    account, net ...........................................................     14,883,763       2,516,348
  Transfers for contract benefits and terminations .........................     (7,491,625)     (6,863,479)
  Contract maintenance charges .............................................       (289,415)       (247,377)
                                                                               ------------    ------------
Net increase (decrease) in net assets from contractowners transactions .....      8,560,820         533,693
                                                                               ------------    ------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................         23,894          22,541
                                                                               ------------    ------------
Increase (Decrease) in Net Assets ..........................................     26,144,290      (3,695,566)
Net Assets -- Beginning of Period ..........................................     80,037,221      83,732,787
                                                                               ------------    ------------
Net Assets -- End of Period ................................................   $106,181,511    $ 80,037,221
                                                                               ============    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................             85              25
 Redeemed ..................................................................            (47)            (36)
                                                                               ------------    ------------
 Net Increase (Decrease) ...................................................             38             (11)
                                                                               ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................          1,651           1,192
 Redeemed ..................................................................         (1,339)         (1,172)
                                                                               ------------    ------------
 Net Increase (Decrease) ...................................................            312              20
                                                                               ============    ============

                                                                                                              AXA Premier
                                                                                                                  VIP
                                                                                     AXA Premier VIP         Large Cap Core
                                                                                International Equity (a)       Equity (a)
                                                                             ------------------------------- --------------
                                                                                   2003            2002           2003
                                                                             --------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................   $   (66,038)   $     (77,081)   $  (76,422)
 Net realized gain (loss) on investments ...................................      (369,443)        (128,124)     (202,654)
 Change in unrealized appreciation (depreciation) of investments ...........     3,266,174       (1,171,047)    2,103,276
                                                                               -----------    -------------    ----------
 Net increase (decrease) in net assets from operations .....................     2,830,693       (1,376,252)    1,824,200
                                                                               -----------    -------------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................       250,072        2,691,610        86,359
  Transfers between funds including guaranteed interest
    account, net ...........................................................     4,605,853        6,215,294     2,185,074
  Transfers for contract benefits and terminations .........................      (384,377)        (154,801)     (391,065)
  Contract maintenance charges .............................................       (25,605)          (9,349)      (17,252)
                                                                               -----------    -------------    ----------
Net increase (decrease) in net assets from contractowners transactions .....     4,445,943        8,742,754     1,863,116
                                                                               -----------    -------------    ----------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................        26,504           32,244        24,591
                                                                               -----------    -------------    ----------
Increase (Decrease) in Net Assets ..........................................     7,303,140        7,398,746     3,711,907
Net Assets -- Beginning of Period ..........................................     7,398,746               --     6,212,029
                                                                               -----------    -------------    ----------
Net Assets -- End of Period ................................................   $14,701,886    $   7,398,746    $9,923,936
                                                                               ===========    =============    ==========
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................            --               --            --
 Redeemed ..................................................................            --               --            --
                                                                               -----------    -------------    ----------
 Net Increase (Decrease) ...................................................            --               --            --
                                                                               ===========    =============    ==========
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................           802            1,492           401
 Redeemed ..................................................................          (330)            (547)         (192)
                                                                               -----------    -------------    ----------
 Net Increase (Decrease) ...................................................           472              945           209
                                                                               ===========    =============    ==========


                                                                             AXA Premier VIP
                                                                             Large Cap Core       AXA Premier VIP
                                                                                Equity (a)       Large Cap Growth(a)
                                                                             --------------- -------------------------------
                                                                                   2002            2003            2002
                                                                             --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $     (39,591)   $  (177,559)   $     (97,142)
 Net realized gain (loss) on investments ...................................       (174,804)      (536,175)        (359,309)
 Change in unrealized appreciation (depreciation) of investments ...........     (1,067,795)     3,791,620       (1,915,349)
                                                                              -------------    -----------    -------------
 Net increase (decrease) in net assets from operations .....................     (1,282,190)     3,077,886       (2,371,800)
                                                                              -------------    -----------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................      1,997,280        228,003        3,616,683
  Transfers between funds including guaranteed interest
    account, net ...........................................................      5,663,431      3,913,426        8,071,966
  Transfers for contract benefits and terminations .........................       (186,031)      (609,433)        (380,655)
  Contract maintenance charges .............................................         (6,776)       (32,600)         (11,937)
                                                                              -------------    -----------    -------------
Net increase (decrease) in net assets from contractowners transactions .....      7,467,904      3,499,396       11,296,057
                                                                              -------------    -----------    -------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................         26,315         29,261           32,481
                                                                              -------------    -----------    -------------
Increase (Decrease) in Net Assets ..........................................      6,212,029      6,606,543        8,956,738
Net Assets -- Beginning of Period ..........................................             --      8,956,738               --
                                                                              -------------    -----------    -------------
Net Assets -- End of Period ................................................  $   6,212,029    $15,563,281    $   8,956,738
                                                                              =============    ===========    =============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................             --             --               --
 Redeemed ..................................................................             --             --               --
                                                                              -------------    -----------    -------------
 Net Increase (Decrease) ...................................................             --             --               --
                                                                              =============    ===========    =============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................            981            946            1,613
 Redeemed ..................................................................           (171)          (488)            (296)
                                                                              -------------    -----------    -------------
 Net Increase (Decrease) ...................................................            810            458            1,317
                                                                              =============    ===========    =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2003

                                                                                     AXA Premier VIP
                                                                                   Large Cap Value (a)
                                                                             -------------------------------
                                                                                   2003            2002
                                                                             --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................   $    80,116     $   (76,293)
 Net realized gain (loss) on investments ...................................      (266,509)       (237,454)
 Change in unrealized appreciation (depreciation) of investments ...........     3,684,822      (2,072,825)
                                                                               -----------    ------------
 Net increase (decrease) in net assets from operations .....................     3,498,429      (2,386,572)
                                                                               -----------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................       215,770       3,217,533
  Transfers between funds including guaranteed interest
    account, net ...........................................................     1,818,665      11,133,356
  Transfers for contract benefits and terminations .........................      (932,517)       (551,031)
  Contract maintenance charges .............................................       (35,701)        (15,796)
                                                                               -----------    ------------
Net increase (decrease) in net assets from contractowners transactions .....     1,066,217      13,784,062
                                                                               -----------    ------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................        25,630          25,802
                                                                               -----------    ------------
Increase (Decrease) in Net Assets ..........................................     4,590,276      11,423,292
Net Assets -- Beginning of Period ..........................................    11,423,292              --
                                                                               -----------    ------------
Net Assets -- End of Period ................................................   $16,013,568     $11,423,292
                                                                               ===========    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................            --              --
 Redeemed ..................................................................            --              --
                                                                               -----------    ------------
 Net Increase (Decrease) ...................................................            --              --
                                                                               ===========    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................           427           2,101
 Redeemed Net Increase (Decrease) ..........................................          (306)           (659)
                                                                               -----------    ------------
 Net Increase (Decrease) ...................................................           121           1,442
                                                                               ===========    ============

                                                                                                             AXA Premier VIP
                                                                                     AXA Premier VIP          Small/Mid Cap
                                                                                Small/Mid Cap Growth (a)        Value (a)
                                                                             ------------------------------- ---------------
                                                                                   2003            2002            2003
                                                                             --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................   $    13,981     $  (112,914)    $  (195,713)
 Net realized gain (loss) on investments ...................................      (776,155)       (562,788)       (575,100)
 Change in unrealized appreciation (depreciation) of investments ...........     6,143,992      (2,953,530)      6,903,314
                                                                               -----------    ------------     -----------
 Net increase (decrease) in net assets from operations .....................     5,381,818      (3,629,232)      6,132,501
                                                                               -----------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................       529,665       3,558,634         303,589
  Transfers between funds including guaranteed interest
    account, net ...........................................................     8,040,266      11,280,720       6,462,530
  Transfers for contract benefits and terminations .........................      (903,872)       (264,504)       (812,045)
  Contract maintenance charges .............................................       (46,472)        (14,856)        (52,130)
                                                                               -----------    ------------     -----------
Net increase (decrease) in net assets from contractowners transactions .....     7,619,587      14,559,994       5,901,944
                                                                               -----------    ------------     -----------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................        21,075          33,403          15,759
                                                                               -----------    ------------     -----------
Increase (Decrease) in Net Assets ..........................................    13,022,480      10,964,165      12,050,204
Net Assets -- Beginning of Period ..........................................    10,964,165              --      13,402,731
                                                                               -----------    ------------     -----------
Net Assets -- End of Period ................................................   $23,986,645     $10,964,165     $25,452,935
                                                                               ===========    ============     ===========
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................            --              --              --
 Redeemed ..................................................................            --              --              --
                                                                               -----------    ------------     -----------
 Net Increase (Decrease) ...................................................            --              --              --
                                                                               ===========    ============     ===========
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................         1,554           2,392           1,352
 Redeemed Net Increase (Decrease) ..........................................          (526)           (626)           (680)
                                                                               -----------    ------------     -----------
 Net Increase (Decrease) ...................................................          1.029          1,766             672
                                                                               ============   ============     ===========



                                                                             AXA Premier VIP
                                                                              Small/Mid Cap          AXA Premier VIP
                                                                                Value (a)               Technology(a)
                                                                             --------------- ----------------------------
                                                                                   2002           2003           2002
                                                                             --------------- -------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................   $  (141,453)    $  163,331    $  (20,947)
 Net realized gain (loss) on investments ...................................      (304,094)       (79,744)     (158,797)
 Change in unrealized appreciation (depreciation) of investments ...........    (2,941,825)     1,564,938      (578,049)
                                                                              ------------     ----------    ----------
 Net increase (decrease) in net assets from operations .....................    (3,387,372)     1,648,525      (757,793)
                                                                              ------------     ----------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................     3,371,346        166,943       888,002
  Transfers between funds including guaranteed interest
    account, net ...........................................................    13,919,121      5,828,508     1,860,280
  Transfers for contract benefits and terminations .........................      (497,607)      (203,835)      (49,599)
  Contract maintenance charges .............................................       (19,901)       (12,086)       (2,659)
                                                                              ------------     ----------    ----------
Net increase (decrease) in net assets from contractowners transactions .....    16,772,959      5,779,530     2,696,024
                                                                              ------------     ----------    ----------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................        17,144         36,045        19,142
                                                                              ------------     ----------    ----------
Increase (Decrease) in Net Assets ..........................................    13,402,731      7,464,100     1,957,373
Net Assets -- Beginning of Period ..........................................            --      1,957,373            --
                                                                              ------------     ----------    ----------
Net Assets -- End of Period ................................................   $13,402,731     $9,421,473    $1,957,373
                                                                              ============     ==========    ==========
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................            --             --            --
 Redeemed ..................................................................            --             --            --
                                                                              ------------     ----------    ----------
 Net Increase (Decrease) ...................................................            --             --            --
                                                                              ============     ==========    ==========
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................         2,197            979           435
 Redeemed Net Increase (Decrease) ..........................................          (378)          (259)          (91)
                                                                              ------------     ----------    ----------
 Net Increase (Decrease) ...................................................         1,819            720           344
                                                                              ============     ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2003

                                                                                        EQ/Alliance
                                                                                        Common Stock
                                                                             ----------------------------------
                                                                                   2003              2002
                                                                             ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $      60,036      $  (8,056,567)
 Net realized gain (loss) on investments ...................................    (58,774,426)      (143,368,868)
 Change in unrealized appreciation (depreciation) of investments ...........    274,101,044       (141,918,124)
                                                                              -------------    ---------------
 Net increase (decrease) in net assets from operations .....................    215,386,654       (293,343,559)
                                                                              -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................      6,185,745         16,600,038
  Transfers between funds including guaranteed interest
    account, net ...........................................................     (3,276,365)       (70,930,907)
  Transfers for contract benefits and terminations .........................    (40,512,856)       (55,842,279)
  Contract maintenance charges .............................................     (2,420,209)        (2,614,514)
                                                                              -------------    ---------------
Net increase (decrease) in net assets from contractowners transactions .....    (40,023,685)      (112,787,662)
                                                                              -------------    ---------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................          6,259            389,362
                                                                              -------------    ---------------
Increase (Decrease) in Net Assets ..........................................    175,369,228       (405,741,859)
Net Assets -- Beginning of Period ..........................................    482,280,080        888,021,939
                                                                              -------------    ---------------
Net Assets -- End of Period ................................................  $ 657,649,308      $ 482,280,080
                                                                              =============    ===============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................             38                 17
 Redeemed ..................................................................           (100)              (205)
                                                                              -------------    ---------------
 Net Increase (Decrease) ...................................................            (62)              (188)
                                                                              =============    ===============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................            250                381
 Redeemed ..................................................................           (441)              (888)
                                                                              -------------    ---------------
 Net Increase (Decrease) ...................................................           (191)              (507)
                                                                              =============    ===============



                                                                                                                  EQ/Alliance
                                                                                                                  Intermediate
                                                                                        EQ/Alliance                Government
                                                                                     Growth and Income             Securities
                                                                             ---------------------------------- ----------------
                                                                                   2003              2002             2003
                                                                             ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $  (1,272,044)     $  (1,085,219)  $   4,718,685
 Net realized gain (loss) on investments ...................................    (13,830,446)       (21,050,556)      3,025,176
 Change in unrealized appreciation (depreciation) of investments ...........    121,093,065       (105,224,004)     (6,046,909)
                                                                              -------------    ---------------   -------------
 Net increase (decrease) in net assets from operations .....................    105,990,575       (127,359,779)      1,696,952
                                                                              -------------    ---------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................      4,024,469         21,476,404       2,782,890
  Transfers between funds including guaranteed interest
    account, net ...........................................................    (12,103,930)        (5,197,334)    (53,171,065)
  Transfers for contract benefits and terminations .........................    (34,297,347)       (43,267,527)    (32,366,105)
  Contract maintenance charges .............................................     (1,457,607)        (1,572,008)       (607,460)
                                                                              -------------    ---------------   -------------
Net increase (decrease) in net assets from contractowners transactions .....    (43,834,415)       (28,560,465)    (83,361,740)
                                                                              -------------    ---------------   -------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................         11,608              9,364          13,608
                                                                              -------------    ---------------   -------------
Increase (Decrease) in Net Assets ..........................................     62,167,768       (155,910,880)    (81,651,180)
Net Assets -- Beginning of Period ..........................................    400,805,585        556,716,465     299,413,747
                                                                              -------------    ---------------   -------------
Net Assets -- End of Period ................................................  $ 462,973,353      $ 400,805,585   $ 217,762,567
                                                                              =============    ===============   =============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................            141                214             155
 Redeemed ..................................................................           (463)              (775)           (738)
                                                                              -------------    ---------------   -------------
 Net Increase (Decrease) ...................................................           (322)              (561)           (583)
                                                                              =============    ===============   =============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................          1,556              4,257           3,161
 Redeemed ..................................................................         (3,299)            (5,250)         (7,129)
                                                                              -------------    ---------------   -------------
 Net Increase (Decrease) ...................................................         (1,743)              (993)         (3,969)
                                                                              =============    ===============   =============

                                                                               EQ/Alliance
                                                                               Intermediate
                                                                                Government                EQ/Alliance
                                                                                Securities               International
                                                                             ---------------- ---------------------------------
                                                                                   2002             2003             2002
                                                                             ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $   8,242,464     $    499,244     $   (520,882)
 Net realized gain (loss) on investments ...................................      1,377,613          (63,384)      (3,170,933)
 Change in unrealized appreciation (depreciation) of investments ...........      7,023,962       38,486,473       (2,432,899)
                                                                              -------------     ------------     ------------
 Net increase (decrease) in net assets from operations .....................     16,644,039       38,922,333       (6,124,714)
                                                                              -------------     ------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................     20,578,334        1,710,247          972,253
  Transfers between funds including guaranteed interest
    account, net ...........................................................    108,849,048        9,170,694       92,267,113
  Transfers for contract benefits and terminations .........................    (26,173,297)      (7,715,247)      (2,307,630)
  Contract maintenance charges .............................................       (537,755)        (490,138)        (157,920)
                                                                              -------------     ------------     ------------
Net increase (decrease) in net assets from contractowners transactions .....    102,716,330        2,675,556       90,773,816
                                                                              -------------     ------------     ------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................          1,605              191            9,147
                                                                              -------------     ------------     ------------
Increase (Decrease) in Net Assets ..........................................    119,361,974       41,598,080       84,658,249
Net Assets -- Beginning of Period ..........................................    180,051,773      114,216,554       29,558,305
                                                                              -------------     ------------     ------------
Net Assets -- End of Period ................................................  $ 299,413,747     $155,814,634     $114,216,554
                                                                              =============     ============     ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................            854              197            1,461
 Redeemed ..................................................................           (452)            (332)            (299)
                                                                              -------------     ------------     ------------
 Net Increase (Decrease) ...................................................            402             (135)           1,162
                                                                              =============     ============     ============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................         10,480            2,733           11,401
 Redeemed ..................................................................         (4,995)          (2,286)          (2,257)
                                                                              -------------     ------------     ------------
 Net Increase (Decrease) ...................................................          5,485              447            9,144
                                                                              =============     ============     ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2003


                                                                                        EQ/Alliance
                                                                                      Premier Growth
                                                                             ---------------------------------
                                                                                   2003             2002
                                                                             ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $  (1,557,888)   $  (2,033,035)
 Net realized gain (loss) on investments ...................................    (17,223,943)     (26,302,676)
 Change in unrealized appreciation (depreciation) of investments ...........     39,846,388      (29,300,491)
                                                                              -------------    -------------
 Net increase (decrease) in net assets from operations .....................     21,064,557      (57,636,202)
                                                                              -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................      1,188,537        4,312,020
  Transfers between funds including guaranteed interest
    account, net ...........................................................     (8,486,211)     (17,966,790)
  Transfers for contract benefits and terminations .........................     (5,937,637)      (9,532,240)
  Contract maintenance charges .............................................       (362,403)        (422,239)
                                                                              -------------    -------------
Net increase (decrease) in net assets from contractowners transactions .....    (13,597,714)     (23,609,249)
                                                                              -------------    -------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................            100             (415)
                                                                              -------------    -------------
Increase (Decrease) in Net Assets ..........................................      7,466,943      (81,245,866)
Net Assets -- Beginning of Period ..........................................    105,975,265      187,221,131
                                                                              -------------    -------------
Net Assets -- End of Period ................................................  $ 113,442,208    $ 105,975,265
                                                                              =============    =============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................             --               --
 Redeemed ..................................................................             --               --
                                                                              -------------    -------------
 Net Increase (Decrease) ...................................................             --               --
                                                                              =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................          1,417            4,051
 Redeemed ..................................................................         (4,023)          (8,415)
                                                                              -------------    -------------
 Net Increase (Decrease) ...................................................         (2,606)          (4,364)
                                                                              =============    =============

                                                                                                               EQ/Alliance
                                                                                       EQ/Alliance              Small Cap
                                                                                    Quality Bond (a)            Growth (d)
                                                                             ------------------------------- ----------------
                                                                                   2003            2002            2003
                                                                             --------------- --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $    254,290    $    608,280     $ (1,416,956)
 Net realized gain (loss) on investments ...................................       474,685         132,419       (3,983,201)
 Change in unrealized appreciation (depreciation) of investments ...........      (261,941)        235,524       38,632,255
                                                                              ------------    ------------     ------------
 Net increase (decrease) in net assets from operations .....................       467,034         976,223       33,232,098
                                                                              ------------    ------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................       515,344       3,107,932        1,068,239
  Transfers between funds including guaranteed interest
    account, net ...........................................................     3,018,182      19,291,947        1,706,064
  Transfers for contract benefits and terminations .........................    (2,622,933)     (1,197,625)      (5,530,017)
  Contract maintenance charges .............................................       (71,873)        (22,335)        (351,679)
                                                                              ------------    ------------     ------------
Net increase (decrease) in net assets from contractowners transactions .....       838,720      21,179,919       (3,107,393)
                                                                              ------------    ------------     ------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................         4,370          21,304            5,561
                                                                              ------------    ------------     ------------
Increase (Decrease) in Net Assets ..........................................     1,310,124      22,177,446       30,130,266
Net Assets -- Beginning of Period ..........................................    22,177,446              --       87,604,731
                                                                              ------------    ------------     ------------
Net Assets -- End of Period ................................................  $ 23,487,570    $ 22,177,446     $117,734,997
                                                                              ============    ============     ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................            --              --               55
 Redeemed ..................................................................            --              --              (81)
                                                                              ------------    ------------     ------------
 Net Increase (Decrease) ...................................................            --              --              (26)
                                                                              ============    ============     ============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................         1,002           1,847            1,242
 Redeemed ..................................................................          (949)           (378)          (1,509)
                                                                              ------------    ------------     ------------
 Net Increase (Decrease) ...................................................            53           1,469             (267)
                                                                              ============    ============     ============

                                                                               EQ/Alliance              EQ/Berstein
                                                                                Small Cap               Diversified
                                                                                Growth (d)                 Value
                                                                             ---------------- --------------------------------
                                                                                   2002             2003             2002
                                                                             ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $  (1,480,368)    $    (87,220)   $      (9,080)
 Net realized gain (loss) on investments ...................................     (9,671,484)      (1,003,337)      (1,755,404)
 Change in unrealized appreciation (depreciation) of investments ...........    (28,784,431)      32,364,193      (17,585,770)
                                                                              -------------     ------------    -------------
 Net increase (decrease) in net assets from operations .....................    (39,936,283)      31,273,636      (19,350,254)
                                                                              -------------     ------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................      5,738,185        1,685,179        9,431,894
  Transfers between funds including guaranteed interest
    account, net ...........................................................      8,393,151        8,537,097       34,409,192
  Transfers for contract benefits and terminations .........................     (5,940,735)      (7,884,172)      (9,036,642)
  Contract maintenance charges .............................................       (347,606)        (419,115)        (342,604)
                                                                              -------------     ------------    -------------
Net increase (decrease) in net assets from contractowners transactions .....      7,842,995        1,918,989       34,461,840
                                                                              -------------     ------------    -------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................          5,446           10,132           10,000
                                                                              -------------     ------------    -------------
Increase (Decrease) in Net Assets ..........................................    (32,087,842)      33,202,757       15,121,586
Net Assets -- Beginning of Period ..........................................    119,692,573      114,341,079       99,219,493
                                                                              -------------     ------------    -------------
Net Assets -- End of Period ................................................  $  87,604,731     $147,543,836    $ 114,341,079
                                                                              =============     ============    =============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................            159               --               --
 Redeemed ..................................................................           (228)              --               --
                                                                              -------------     ------------    -------------
 Net Increase (Decrease) ...................................................            (69)              --               --
                                                                              =============     ============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................          2,665            2,208            5,797
 Redeemed ..................................................................         (2,047)          (2,019)          (2,831)
                                                                              -------------     ------------    -------------
 Net Increase (Decrease) ...................................................            618              189            2,966
                                                                              =============     ============    =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2003

                                                                                     EQ/Calvert
                                                                                      Socially
                                                                                     Responsible
                                                                             ---------------------------
                                                                                  2003          2002
                                                                             ------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................   $ (10,460)   $    (7,279)
 Net realized gain (loss) on investments ...................................     (76,649)       (50,388)
 Change in unrealized appreciation (depreciation) of investments ...........     250,391       (109,468)
                                                                               ---------    -----------
 Net increase (decrease) in net assets from operations .....................     163,282       (167,135)
                                                                               ---------    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................       5,071        243,622
  Transfers between funds including guaranteed interest
    account, net ...........................................................     130,122        439,930
  Transfers for contract benefits and terminations .........................     (50,536)       (26,972)
  Contract maintenance charges .............................................      (1,867)          (649)
                                                                               ---------    -----------
Net increase (decrease) in net assets from contractowners transactions .....      82,790        655,931
                                                                               ---------    -----------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................      10,461          7,279
                                                                               ---------    -----------
Increase (Decrease) in Net Assets ..........................................     256,533        496,075
Net Assets -- Beginning of Period ..........................................     661,897        165,822
                                                                               ---------    -----------
Net Assets -- End of Period ................................................   $ 918,430    $   661,897
                                                                               =========    ===========
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................          --             --
 Redeemed ..................................................................          --             --
                                                                               ---------    -----------
 Net Increase (Decrease) ...................................................          --             --
                                                                               =========    ===========
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................          89            131
 Redeemed ..................................................................         (81)           (45)
                                                                               ---------    -----------
 Net Increase (Decrease) ...................................................           9             86
                                                                               =========    ===========


                                                                                      EQ/Capital             EQ/Capital
                                                                                       Guardian               Guardian
                                                                                   International (a)        Research (e)
                                                                             ----------------------------- ---------------
                                                                                  2003           2002            2003
                                                                             -------------- -------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................   $   10,029     $   11,908    $   (644,518)
 Net realized gain (loss) on investments ...................................        6,621        (63,231)       (456,283)
 Change in unrealized appreciation (depreciation) of investments ...........    1,358,126       (136,253)     18,614,165
                                                                               ----------     ----------    ------------
 Net increase (decrease) in net assets from operations .....................    1,374,776       (187,576)     17,513,364
                                                                               ----------     ----------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................      107,813        168,122         651,180
  Transfers between funds including guaranteed interest
    account, net ...........................................................    4,070,095      2,561,030        (304,476)
  Transfers for contract benefits and terminations .........................     (386,667)       (19,838)     (3,955,239)
  Contract maintenance charges .............................................      (12,128)        (3,288)       (241,392)
                                                                               ----------     ----------    ------------
Net increase (decrease) in net assets from contractowners transactions .....    3,779,113      2,706,026      (3,849,927)
                                                                               ----------     ----------    ------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................       38,002         14,526             359
                                                                               ----------     ----------    ------------
Increase (Decrease) in Net Assets ..........................................    5,191,890      2,532,976      13,663,796
Net Assets -- Beginning of Period ..........................................    2,570,847         37,871      61,456,319
                                                                               ----------     ----------    ------------
Net Assets -- End of Period ................................................   $7,762,737     $2,570,847    $ 75,120,115
                                                                               ==========     ==========    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................           --             --              --
 Redeemed ..................................................................           --             --              --
                                                                               ----------     ----------    ------------
 Net Increase (Decrease) ...................................................           --             --              --
                                                                               ==========     ==========    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................          683          1,368             651
 Redeemed ..................................................................         (224)        (1,020)         (1,094)
                                                                               ----------     ----------    ------------
 Net Increase (Decrease) ...................................................          458            348            (443)
                                                                               ==========     ==========    ============

                                                                               EQ/Capital            EQ/Capital
                                                                                Guardian              Guardian
                                                                              Research (e)         U.S. Equity (c)
                                                                             --------------- ------------------------------
                                                                                   2002            2003           2002
                                                                             --------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $    (79,561)   $   (330,380)   $   (169,404)
 Net realized gain (loss) on investments ...................................      (736,818)       (209,100)     (2,642,529)
 Change in unrealized appreciation (depreciation) of investments ...........    (5,126,214)      9,321,553      (1,651,906)
                                                                              ------------    ------------    ------------
 Net increase (decrease) in net assets from operations .....................    (5,942,593)      8,782,073      (4,463,839)
                                                                              ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................       671,452         415,856       1,929,452
  Transfers between funds including guaranteed interest
    account, net ...........................................................    59,435,542       9,079,114      13,773,817
  Transfers for contract benefits and terminations .........................      (884,641)     (1,532,902)       (930,060)
  Contract maintenance charges .............................................       (53,072)        (81,614)        (43,519)
                                                                              ------------    ------------    ------------
Net increase (decrease) in net assets from contractowners transactions .....    59,169,281       7,880,454      14,729,690
                                                                              ------------    ------------    ------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................        37,147           7,405          33,355
                                                                              ------------    ------------    ------------
Increase (Decrease) in Net Assets ..........................................    53,263,835      16,669,932      10,299,206
Net Assets -- Beginning of Period ..........................................     8,192,484      22,023,212      11,724,006
                                                                              ------------    ------------    ------------
Net Assets -- End of Period ................................................  $ 61,456,319    $ 38,693,144    $ 22,023,212
                                                                              ============    ============    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................            --              --              --
 Redeemed ..................................................................            --              --              --
                                                                              ------------    ------------    ------------
 Net Increase (Decrease) ...................................................            --              --              --
                                                                              ============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................         7,359           1,603           2,210
 Redeemed ..................................................................          (433)           (718)           (480)
                                                                              ------------    ------------    ------------
 Net Increase (Decrease) ...................................................         6,926             885           1,730
                                                                              ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2003

                                                                                      EQ/Emerging
                                                                                        Markets
                                                                                        Equity
                                                                            -------------------------------
                                                                                  2003            2002
                                                                            --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .............................................  $   (195,331)   $   (430,158)
 Net realized gain (loss) on investments ..................................    (1,003,760)     (2,080,679)
 Change in unrealized appreciation (depreciation) of investments ..........    16,009,260        (149,420)
                                                                             ------------    ------------
 Net increase (decrease) in net assets from operations ....................    14,810,170      (2,660,257)
                                                                             ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ...................................       495,186         954,567
  Transfers between funds including guaranteed interest
    account, net ..........................................................     2,141,903       4,962,668
  Transfers for contract benefits and terminations ........................    (1,947,185)     (1,698,910)
  Contract maintenance charges ............................................      (116,655)       (103,882)
                                                                             ------------    ------------
Net increase (decrease) in net assets from contractowners transactions ....       573,249       4,114,443
                                                                             ------------    ------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ..................................................         1,358             706
                                                                             ------------    ------------
Increase (Decrease) in Net Assets .........................................    15,384,776       1,454,892
Net Assets -- Beginning of Period .........................................    28,515,403      27,060,511
                                                                             ------------    ------------
Net Assets -- End of Period ...............................................  $ 43,900,179    $ 28,515,403
                                                                             ============    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ...................................................................            --              --
 Redeemed .................................................................            --              --
                                                                             ------------    ------------
 Net Increase (Decrease) ..................................................            --              --
                                                                             ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ...................................................................         2,404           5,830
 Redeemed .................................................................        (2,398)         (5,228)
                                                                             ------------    ------------
 Net Increase (Decrease) ..................................................             6             602
                                                                             ============    ============

                                                                                        EQ/Equity              EQ/Evergreen
                                                                                        500 Index                 Omega
                                                                            --------------------------------- --------------
                                                                                  2003             2002            2003
                                                                            ---------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .............................................   $   (191,868)   $    (775,661)    $  (89,644)
 Net realized gain (loss) on investments ..................................     (7,517,147)     (13,299,816)      (294,646)
 Change in unrealized appreciation (depreciation) of investments ..........     42,306,361      (30,693,360)     2,284,943
                                                                              ------------    -------------     ----------
 Net increase (decrease) in net assets from operations ....................     34,597,346      (44,768,837)     1,900,653
                                                                              ------------    -------------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ...................................      2,202,234        7,640,504         92,659
  Transfers between funds including guaranteed interest
    account, net ..........................................................      1,901,477           81,785      2,966,624
  Transfers for contract benefits and terminations ........................     (8,854,473)     (11,282,582)      (419,592)
  Contract maintenance charges ............................................       (502,381)        (524,197)       (19,635)
                                                                              ------------    -------------     ----------
Net increase (decrease) in net assets from contractowners transactions ....     (5,253,143)      (4,084,490)     2,620,056
                                                                              ------------    -------------     ----------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ..................................................          4,916          223,548         28,684
                                                                              ------------    -------------     ----------
Increase (Decrease) in Net Assets .........................................     29,349,119      (48,629,779)     4,549,393
Net Assets -- Beginning of Period .........................................    137,189,309      185,819,088      4,833,791
                                                                              ------------    -------------     ----------
Net Assets -- End of Period ...............................................   $166,538,428    $ 137,189,309     $9,383,184
                                                                              ============    =============     ==========
Changes in Units:
Unit Activity 1.15% Class A
 Issued ...................................................................             --               --             --
 Redeemed .................................................................             --               --             --
                                                                              ------------    -------------     ----------
 Net Increase (Decrease) ..................................................             --               --             --
                                                                              ============    =============     ==========
Unit Activity 0.50% to 1.70% Class B
 Issued ...................................................................          1,145            2,677            507
 Redeemed .................................................................         (1,417)          (2,401)          (156)
                                                                              ------------    -------------     ----------
 Net Increase (Decrease) ..................................................           (272)             276            351
                                                                              ============    =============     ==========


                                                                             EQ/Evergreen                EQ/FI
                                                                                 Omega                  Mid Cap
                                                                            --------------- --------------------------------
                                                                                  2002            2003            2002
                                                                            --------------- --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .............................................  $     (71,946)  $   (770,648)   $     (570,445)
 Net realized gain (loss) on investments ..................................       (427,780)      (949,693)       (1,125,936)
 Change in unrealized appreciation (depreciation) of investments ..........       (945,749)    21,936,773        (7,719,556)
                                                                             -------------   ------------    --------------
 Net increase (decrease) in net assets from operations ....................     (1,445,475)    20,216,432       (94,156,937)
                                                                             -------------   ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ...................................        694,056        973,695        10,655,394
  Transfers between funds including guaranteed interest
    account, net ..........................................................      1,716,091     11,433,186        15,941,165
  Transfers for contract benefits and terminations ........................       (283,599)    (2,525,616)       (1,911,853)
  Contract maintenance charges ............................................        (14,655)      (124,803)          (78,928)
                                                                             -------------   ------------    --------------
Net increase (decrease) in net assets from contractowners transactions ....      2,111,893      9,756,462        24,605,778
                                                                             -------------   ------------    --------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ..................................................         26,632         22,672            30,687
                                                                             -------------   ------------    --------------
Increase (Decrease) in Net Assets .........................................        693,050     29,995,566        15,220,528
Net Assets -- Beginning of Period .........................................      4,140,741     43,659,379        28,438,851
                                                                             -------------   ------------    --------------
Net Assets -- End of Period ...............................................  $   4,833,791   $ 73,654,945    $   43,659,379
                                                                             =============   ============    ==============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ...................................................................             --             --                --
 Redeemed .................................................................             --             --                --
                                                                             -------------   ------------    --------------
 Net Increase (Decrease) ..................................................             --             --                --
                                                                             =============   ============    ==============
Unit Activity 0.50% to 1.70% Class B
 Issued ...................................................................            454          2,757             4,199
 Redeemed .................................................................           (157)        (1,541)           (1,174)
                                                                             -------------   ------------    --------------
 Net Increase (Decrease) ..................................................            297          1,215             3,025
                                                                             =============   ============    ==============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2003

                                                                                         EQ/FI
                                                                                       Small/Mid
                                                                                       Cap Value
                                                                           ---------------------------------
                                                                                 2003             2002
                                                                           ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ............................................   $ (1,347,742)   $  (1,065,316)
 Net realized gain (loss) on investments .................................       (858,325)        (200,175)
 Change in unrealized appreciation (depreciation) of investments .........     39,030,860      (22,769,362)
                                                                             ------------    -------------
 Net increase (decrease) in net assets from operations ...................     36,824,793      (24,034,853)
                                                                             ------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..................................      1,409,844       17,175,645
  Transfers between funds including guaranteed interest
    account, net .........................................................     (2,286,499)      45,163,001
  Transfers for contract benefits and terminations .......................     (7,141,510)      (9,435,480)
  Contract maintenance charges ...........................................       (403,425)        (346,306)
                                                                             ------------    -------------
Net increase (decrease) in net assets from contractowners transactions ...     (8,421,590)      52,556,860
                                                                             ------------    -------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 .................................................         18,460           15,700
                                                                             ------------    -------------
Increase (Decrease) in Net Assets ........................................     28,421,663       28,537,707
Net Assets -- Beginning of Period ........................................    122,194,807       93,657,100
                                                                             ------------    -------------
Net Assets -- End of Period ..............................................   $150,616,470    $ 122,194,807
                                                                             ============    =============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ..................................................................             --               --
 Redeemed ................................................................             --               --
                                                                             ------------    -------------
 Net Increase (Decrease) .................................................             --               --
                                                                             ============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued ..................................................................          1,551            7,808
 Redeemed ................................................................            744           (3,185)
                                                                             ------------    -------------
 Net Increase (Decrease) .................................................           (807)           4,623
                                                                             ============    =============

                                                                                                              EQ/Janus
                                                                                     EQ/J.P. Morgan           Large Cap
                                                                                     Core Bond(a)              Growth
                                                                           -----------------------------------------------
                                                                                 2003            2002            2003
                                                                           --------------- --------------  ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ............................................  $    860,716    $  1,622,802    $   (329,919)
 Net realized gain (loss) on investments .................................       443,947         399,966      (2,411,018)
 Change in unrealized appreciation (depreciation) of investments .........      (555,970)       (398,244)      7,394,159
                                                                            ------------    ------------    ------------
 Net increase (decrease) in net assets from operations ...................       748,693       1,624,524       4,653,222
                                                                            ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..................................     1,148,935       3,466,823         221,438
  Transfers between funds including guaranteed interest
    account, net .........................................................     5,560,391      42,620,843      (1,126,912)
  Transfers for contract benefits and terminations .......................    (4,607,487)     (2,003,500)     (1,210,556)
  Contract maintenance charges ...........................................      (154,052)        (43,208)        (48,601)
                                                                            ------------    ------------    ------------
Net increase (decrease) in net assets from contractowners transactions ...     1,947,787      44,040,958      (2,164,631)
                                                                            ------------    ------------    ------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 .................................................         2,117          14,894          17,917
                                                                            ------------    ------------    ------------
Increase (Decrease) in Net Assets ........................................     2,698,597      45,680,376       2,506,508
Net Assets -- Beginning of Period ........................................    45,680,376              --      20,506,050
                                                                            ------------    ------------    ------------
Net Assets -- End of Period ..............................................  $ 48,378,973    $ 45,680,376    $ 23,012,558
                                                                            ============    ============    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ..................................................................            --              --              --
 Redeemed ................................................................            --              --              --
                                                                            ------------    ------------    ------------
 Net Increase (Decrease) .................................................            --              --              --
                                                                            ============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ..................................................................         2,845           4,249             727
 Redeemed ................................................................        (2,708)           (779)         (1,174)
                                                                            ------------    ------------    ------------
 Net Increase (Decrease) .................................................           137           3,470            (447)
                                                                            ============    ============    ============

                                                                              EQ/Janus               EQ/Lazard
                                                                              Large Cap              Small Cap
                                                                               Growth                 Value(a)
                                                                           --------------- -------------------------------
                                                                                 2002            2003            2002
                                                                           --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ............................................  $   (352,536)   $    (94,499)   $    (13,968)
 Net realized gain (loss) on investments .................................    (3,248,427)       (492,570)       (404,615)
 Change in unrealized appreciation (depreciation) of investments .........    (5,540,473)      9,046,887      (2,857,040)
                                                                            ------------    ------------    ------------
 Net increase (decrease) in net assets from operations ...................    (9,141,436)      8,459,818      (3,275,623)
                                                                            ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..................................     3,459,878         710,918       1,980,200
  Transfers between funds including guaranteed interest
    account, net .........................................................     3,783,696       8,204,385      21,273,838
  Transfers for contract benefits and terminations .......................    (1,312,224)     (1,615,552)       (618,895)
  Contract maintenance charges ...........................................       (48,327)        (83,785)        (34,967)
                                                                            ------------    ------------    ------------
Net increase (decrease) in net assets from contractowners transactions ...     5,883,023       7,215,966      22,600,176
                                                                            ------------    ------------    ------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 .................................................        20,758           2,192           9,828
                                                                            ------------    ------------    ------------
Increase (Decrease) in Net Assets ........................................    (3,237,655)     15,677,976      19,334,381
Net Assets -- Beginning of Period ........................................    23,743,705      19,334,381              --
                                                                            ------------    ------------    ------------
Net Assets -- End of Period ..............................................  $ 20,506,050    $ 35,012,357    $ 19,334,381
                                                                            ============    ============    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ..................................................................            --              --              --
 Redeemed ................................................................            --              --              --
                                                                            ------------    ------------    ------------
 Net Increase (Decrease) .................................................            --              --              --
                                                                            ============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ..................................................................         2,461           1,253           2,392
 Redeemed ................................................................        (1,503)           (639)           (571)
                                                                            ------------    ------------    ------------
 Net Increase (Decrease) .................................................           958             614           1,821
                                                                            ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2003

                                                                                       EQ/Marsico
                                                                                          Focus
                                                                             -------------------------------
                                                                                   2003            2002
                                                                             --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $   (548,973)   $   (141,850)
 Net realized gain (loss) on investments ...................................       (16,369)       (475,323)
 Change in unrealized appreciation (depreciation) of investments ...........    11,012,954      (1,926,600)
                                                                              ------------    ------------
 Net increase (decrease) in net assets from operations .....................    10,447,612      (2,543,773)
                                                                              ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................       967,470       1,938,695
  Transfers between funds including guaranteed interest
    account, net ...........................................................    24,814,535      22,149,363
  Transfers for contract benefits and terminations .........................    (2,389,701)       (596,539)
  Contract maintenance charges .............................................      (120,167)        (30,722)
                                                                              ------------    ------------
Net increase (decrease) in net assets from contractowners transactions .....    23,272,137      23,460,797
                                                                              ------------    ------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................         3,092          23,132
                                                                              ------------    ------------
Increase (Decrease) in Net Assets ..........................................    33,722,841      20,940,156
Net Assets -- Beginning of Period ..........................................    24,363,884       3,423,728
                                                                              ------------    ------------
Net Assets -- End of Period ................................................  $ 58,086,725    $ 24,363,884
                                                                              ============    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................            --              --
 Redeemed ..................................................................            --              --
                                                                              ------------    ------------
 Net Increase (Decrease) ...................................................            --              --
                                                                              ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................         3,011           2,915
 Redeemed ..................................................................          (934)           (756)
                                                                              ------------    ------------
 Net Increase (Decrease) ...................................................         2,077           2,159
                                                                              ============    ============

                                                                                        EQ/Mercury               EQ/Mercury
                                                                                        Basic Value             International
                                                                                          Equity                Value (a)(b)
                                                                             --------------------------------- ---------------
                                                                                   2003             2002             2003
                                                                             --------------------------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $  (1,322,655)   $    (455,791)   $    384,839
 Net realized gain (loss) on investments ...................................     (3,721,875)      (1,919,509)       (495,377)
 Change in unrealized appreciation (depreciation) of investments ...........     45,620,616      (30,438,761)     11,078,962
                                                                              -------------    -------------    ------------
 Net increase (decrease) in net assets from operations .....................     40,576,086      (32,814,061)     10,968,424
                                                                              -------------    -------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................      1,893,988       11,933,934         650,126
  Transfers between funds including guaranteed interest
    account, net ...........................................................      1,563,881       21,985,068        (105,341)
  Transfers for contract benefits and terminations .........................    (11,197,986)     (11,603,499)     (2,508,969)
  Contract maintenance charges .............................................       (509,501)        (475,123)       (157,201)
                                                                              -------------    -------------    ------------
Net increase (decrease) in net assets from contractowners transactions .....     (8,249,618)      21,840,380      (2,121,385)
                                                                              -------------    -------------    ------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................         16,674           14,066           1,694
                                                                              -------------    -------------    ------------
Increase (Decrease) in Net Assets ..........................................     32,343,142      (10,959,615)      8,848,733
Net Assets -- Beginning of Period ..........................................    144,265,291      155,224,906      42,108,226
                                                                              -------------    -------------    ------------
Net Assets -- End of Period ................................................  $ 176,608,433    $ 144,265,291    $ 50,956,959
                                                                              =============    =============    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................             --               --              --
 Redeemed ..................................................................             --               --              --
                                                                              -------------    -------------    ------------
 Net Increase (Decrease) ...................................................             --               --              --
                                                                              =============    =============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................          1,628            3,970             680
 Redeemed ..................................................................         (2,180)          (2,785)           (835)
                                                                              -------------    -------------    ------------
 Net Increase (Decrease) ...................................................           (553)           1,185            (154)
                                                                              =============    =============    ============


                                                                               EQ/Mercury                   EQ/MFS
                                                                              International             Emerging Growth
                                                                               Value (a)(b)                Companies
                                                                             --------------- ----------------------------------
                                                                                   2002            2003              2002
                                                                             --------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $   (131,583)   $  (1,555,197)   $    (2,037,258)
 Net realized gain (loss) on investments ...................................      (734,983)     (16,102,976)       (32,942,921)
 Change in unrealized appreciation (depreciation) of investments ...........    (8,598,277)      45,115,972        (33,685,618)
                                                                              ------------    -------------    ---------------
 Net increase (decrease) in net assets from operations .....................    (9,464,843)      27,457,799        (68,665,797)
                                                                              ------------    -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................     1,273,868        1,135,794          3,055,904
  Transfers between funds including guaranteed interest
    account, net ...........................................................    52,319,182       (7,202,605)       (24,936,488)
  Transfers for contract benefits and terminations .........................    (1,949,091)      (6,244,227)       (10,877,487)
  Contract maintenance charges .............................................      (116,404)        (449,646)          (535,347)
                                                                              ------------    -------------    ---------------
Net increase (decrease) in net assets from contractowners transactions .....    51,527,555      (12,760,684)       (33,293,418)
                                                                              ------------    -------------    ---------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................        45,514            2,189                330
                                                                              ------------    -------------    ---------------
Increase (Decrease) in Net Assets ..........................................    42,108,226       14,699,304       (101,958,885)
Net Assets -- Beginning of Period ..........................................            --      107,161,485        209,120,370
                                                                              ------------    -------------    ---------------
Net Assets -- End of Period ................................................  $ 42,108,226    $ 121,860,789    $   107,161,485
                                                                              ============    =============    ===============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................            --               --                 --
 Redeemed ..................................................................            --               --                 --
                                                                              ------------    -------------    ---------------
 Net Increase (Decrease) ...................................................            --               --                 --
                                                                              ============    =============    ===============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................         6,744              743              1,427
 Redeemed ..................................................................        (2,961)          (1,992)            (4,469)
                                                                              ------------    -------------    ---------------
 Net Increase (Decrease) ...................................................         3,783           (1,249)            (3,042)
                                                                              ============    =============    ===============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2003


                                                                                         EQ/MFS
                                                                                     Investors Trust
                                                                             -------------------------------
                                                                                   2003            2002
                                                                             --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $   (121,809)   $   (153,028)
 Net realized gain (loss) on investments ...................................    (1,159,995)     (1,291,915)
 Change in unrealized appreciation (depreciation) of investments ...........     3,967,510      (2,783,562)
                                                                              ------------    ------------
 Net increase (decrease) in net assets from operations .....................     2,685,706      (4,228,505)
                                                                              ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................       114,957         626,615
  Transfers between funds including guaranteed interest
    account, net ...........................................................       143,281         (19,622)
  Transfers for contract benefits and terminations .........................      (924,485)     (1,140,781)
  Contract maintenance charges .............................................       (36,277)        (39,270)
                                                                              ------------    ------------
Net increase (decrease) in net assets from contractowners transactions .....      (702,524)       (573,058)
                                                                              ------------    ------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................         8,977           7,244
                                                                              ------------    ------------
Increase (Decrease) in Net Assets ..........................................     1,992,159      (4,794,319)
Net Assets -- Beginning of Period ..........................................    14,072,032      18,866,351
                                                                              ------------    ------------
Net Assets -- End of Period ................................................  $ 16,064,191    $ 14,072,032
                                                                              ============    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................            --              --
 Redeemed ..................................................................            --              --
                                                                              ------------    ------------
 Net Increase (Decrease) ...................................................            --              --
                                                                              ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................           306             710
 Redeemed ..................................................................          (413)           (617)
                                                                              ------------    ------------
 Net Increase (Decrease) ...................................................          (107)            (93)
                                                                              ============    ============

                                                                                                                  EQ/Putnam
                                                                                                                  Growth &
                                                                                      EQ/Money Market           Income Value
                                                                             --------------------------------- ---------------
                                                                                   2003             2002             2003
                                                                             ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $  (2,010,908)   $    (868,023)   $    (41,645)
 Net realized gain (loss) on investments ...................................     (1,442,515)      (2,151,261)     (1,980,936)
 Change in unrealized appreciation (depreciation) of investments ...........      1,588,295        2,494,614      11,110,041
                                                                              -------------    -------------    ------------
 Net increase (decrease) in net assets from operations .....................     (1,865,128)        (524,670)      9,087,460
                                                                              -------------    -------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................     10,439,979       46,634,198         556,696
  Transfers between funds including guaranteed interest
    account, net ...........................................................    (45,862,432)       2,043,552      (1,133,043)
  Transfers for contract benefits and terminations .........................    (52,591,091)     (81,002,521)     (2,799,807)
  Contract maintenance charges .............................................       (525,357)        (576,498)       (154,332)
                                                                              -------------    -------------    ------------
Net increase (decrease) in net assets from contractowners transactions .....    (88,538,901)     (32,901,269)     (3,530,486)
                                                                              -------------    -------------    ------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................         11,369            9,715          10,275
                                                                              -------------    -------------    ------------
Increase (Decrease) in Net Assets ..........................................    (90,392,660)     (33,416,224)      5,567,249
Net Assets -- Beginning of Period ..........................................    264,851,123      298,267,347      38,008,607
                                                                              -------------    -------------    ------------
Net Assets -- End of Period ................................................  $ 174,458,463    $ 264,851,123    $ 43,575,856
                                                                              =============    =============    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................            468              927              --
 Redeemed ..................................................................           (887)          (1,019)             --
                                                                              -------------    -------------    ------------
 Net Increase (Decrease) ...................................................           (419)             (92)             --
                                                                              =============    =============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................          5,257           12,680             409
 Redeemed ..................................................................         (7,988)         (13,784)           (733)
                                                                              -------------    -------------    ------------
 Net Increase (Decrease) ...................................................         (2,731)          (1,104)           (325)
                                                                              =============    =============    ============


                                                                                EQ/Putnam
                                                                                 Growth &
                                                                               Income Value        EQ/Putnam Voyager
                                                                             ---------------- ---------------------------
                                                                                   2002            2003          2002
                                                                             ---------------- -------------- ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $      (46,922)   $  (12,789)     ($2,344)
 Net realized gain (loss) on investments ...................................      (2,166,667)       21,292      (21,989)
 Change in unrealized appreciation (depreciation) of investments ...........      (7,994,345)      199,491      (33,892)
                                                                              --------------    ----------      -------
 Net increase (decrease) in net assets from operations .....................     (10,207,934)      207,994      (58,225)
                                                                              --------------    ----------      -------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................       2,060,903        16,290       30,710
  Transfers between funds including guaranteed interest
    account, net ...........................................................         (16,755)      690,308      527,838
  Transfers for contract benefits and terminations .........................      (4,231,501)      (62,559)     (11,407)
  Contract maintenance charges .............................................        (159,692)       (3,588)        (130)
                                                                              --------------    ----------      -------
Net increase (decrease) in net assets from contractowners transactions .....      (2,347,045)      640,451      547,011
                                                                              --------------    ----------      -------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................           2,047        14,363        2,947
                                                                              --------------    ----------      -------
Increase (Decrease) in Net Assets ..........................................     (12,552,932)      862,808      491,733
Net Assets -- Beginning of Period ..........................................      50,561,539       491,733
                                                                              --------------    ----------      -------
Net Assets -- End of Period ................................................  $   38,008,607    $1,354,541    $ 491,733
                                                                              ==============    ==========    =========
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................              --            --           --
 Redeemed ..................................................................              --            --           --
                                                                              --------------    ----------    ---------
 Net Increase (Decrease) ...................................................              --            --           --
                                                                              ==============    ==========    =========
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................             846           118           92
 Redeemed ..................................................................          (1,083)          (53)         (40)
                                                                              --------------    ----------    ---------
 Net Increase (Decrease) ...................................................            (237)           65           52
                                                                              ==============    ==========    =========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31, 2003


                                                                                        EQ/Small
                                                                                         Company
                                                                                          Index
                                                                             -------------------------------
                                                                                   2003            2002
                                                                             --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $   (246,249)   $   (168,823)
 Net realized gain (loss) on investments ...................................      (556,494)     (1,011,858)
 Change in unrealized appreciation (depreciation) of investments ...........     9,051,175      (3,743,133)
                                                                              ------------    ------------
 Net increase (decrease) in net assets from operations .....................     8,248,432      (4,923,814)
                                                                              ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................       424,883       1,108,746
  Transfers between funds including guaranteed interest
    account, net ...........................................................     7,237,620       2,505,517
  Transfers for contract benefits and terminations .........................    (1,257,032)       (974,242)
  Contract maintenance charges .............................................       (76,123)        (62,003)
                                                                              ------------    ------------
Net increase (decrease) in net assets from contractowners transactions .....     6,329,348       2,578,018
                                                                              ------------    ------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................        17,072          18,102
                                                                              ------------    ------------
Increase (Decrease) in Net Assets ..........................................    14,594,853      (2,327,694)
Net Assets -- Beginning of Period ..........................................    17,750,376      20,078,070
                                                                              ------------    ------------
Net Assets -- End of Period ................................................  $ 32,345,229    $ 17,750,376
                                                                              ============    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................            --              --
 Redeemed ..................................................................            --              --
                                                                              ------------    ------------
 Net Increase (Decrease) ...................................................            --              --
                                                                              ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................           986             777
                                                                              ------------    ------------
 Redeemed ..................................................................          (434)           (532)
                                                                              ------------    ------------
 Net Increase (Decrease) ...................................................           552             245
                                                                              ============    ============



                                                                                      EQ/Technology
                                                                             --------------------------------
                                                                                   2003            2002
                                                                             --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $   (569,974)   $     (619,948)
 Net realized gain (loss) on investments ...................................    (7,970,428)      (14,355,372)
 Change in unrealized appreciation (depreciation) of investments ...........    21,910,582        (8,974,003)
                                                                              ------------    --------------
 Net increase (decrease) in net assets from operations .....................    13,370,180       (23,949,323)
                                                                              ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................       481,399         3,026,451
  Transfers between funds including guaranteed interest
    account, net ...........................................................       678,656           456,741
  Transfers for contract benefits and terminations .........................    (2,118,303)       (2,619,615)
  Contract maintenance charges .............................................      (115,813)         (107,497)
                                                                              ------------    --------------
Net increase (decrease) in net assets from contractowners transactions .....    (1,074,061)          756,080
                                                                              ------------    --------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................         1,025             5,565
                                                                              ------------    --------------
Increase (Decrease) in Net Assets ..........................................    12,297,144       (23,187,678)
Net Assets -- Beginning of Period ..........................................    32,179,499        55,367,177
                                                                              ------------    --------------
Net Assets -- End of Period ................................................  $ 44,476,643    $   32,179,499
                                                                              ============    ==============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................            --                --
 Redeemed ..................................................................            --                --
                                                                              ------------    --------------
 Net Increase (Decrease) ...................................................            --                --
                                                                              ============    ==============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................         4,532             5,119
                                                                              ------------    --------------
 Redeemed ..................................................................        (4,789)           (5,079)
                                                                              ------------    --------------
 Net Increase (Decrease) ...................................................          (257)               40
                                                                              ============    ==============

-------
(a) Commenced operations on January 14, 2002.

(b) A substitution of EQ/T. Rowe International Stock Portfolio for EQ/Mercury International Value Portfolio occurred on April 26, 2002 (See Note 5).

(c) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002 (See Note 5).

(d) A substitution of EQ/AXP Strategy Aggressive Portfolio for EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002 (See Note 5).

(e) A substitution of EQ/MFS Research Portfolio for EQ/Capital Guardian Research Portfolio occurred on November 22, 2002 (See Note 5).

(f) A substitution of EQ/Alliance Global Portfolio for EQ/Alliance International Portfolio occurred on November 22, 2002 (See Note 5).

(g) A substitution of EQ/Alliance Growth Investors Portfolio for AXA Moderate Allocation Portfolio occurred on November 22, 2002 (See Note 5).

(h)  A   substitution   of   EQ/International   Equity  Index  for   EQ/Alliance
International occurred on May 2, 2003 (See Note 5).

The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements

December 31, 2003

1. Organization

The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 45 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various investment trusts of EQ Advisors Trust ("EQAT"), and AXA Premier VIP Trust ("VIP"). EQAT commenced operations on May 1, 1997. VIP commenced operations on December 31, 2001. The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts has separate investment objectives. These financial statements and notes are those of the Account.

The Account consists of 42 variable investment options(1):


o AXA Moderate Allocation Portfolio(2)                  o EQ/Capital Guardian International
o AXA Premier VIP Aggressive Equity(3)                  o EQ/Capital Guardian Research
o AXA Premier VIP Core Bond                             o EQ/Capital Guardian U.S. Equity
o AXA Premier VIP Health Care                           o EQ/Emerging Markets Equity
o AXA Premier VIP High Yield(4)                         o EQ/Equity 500 Index
o AXA Premier VIP International Equity                  o EQ/Evergreen Omega
o AXA Premier VIP Large Cap Core Equity                 o EQ/FI Mid Cap
o AXA Premier VIP Large Cap Growth                      o EQ/FI Small/Mid Cap Value
o AXA Premier VIP Large Cap Value                       o EQ/J.P. Morgan Core Bond
o AXA Premier VIP Small/Mid Cap Growth                  o EQ/Janus Large Cap Growth
o AXA Premier VIP Small/Mid Cap Value                   o EQ/Lazard Small Cap Value
o AXA Premier VIP Technology                            o EQ/Marsico Focus
o EQ/Alliance Common Stock                              o EQ/Mercury Basic Value Equity
o EQ/Alliance Growth and Income                         o EQ/Mercury International Value(8)
o EQ/Alliance Intermediate Government Securities        o EQ/MFS Emerging Growth Companies
o EQ/Alliance International                             o EQ/MFS Investors Trust
o EQ/Alliance Premier Growth                            o EQ/Money Market(5)
o EQ/Alliance Quality Bond                              o EQ/Putnam Growth & Income Value
o EQ/Alliance Small Cap Growth                          o EQ/Putnam Voyager(6)
o EQ/Bernstein Diversified Value                        o EQ/Small Company Index
o EQ/Calvert Socially Responsible                       o EQ/Technology(7)

----------
(1) Effective May 18, 2001 the names of the EQAT investment options include EQ/.
(2) Formerly known as EQ/Balanced.
(3) Formerly known as EQ/Aggressive Stock.
(4) Formerly known as EQ/High Yield.
(5) Formerly known as EQ/Alliance Money  Market.
(6) Formerly known as EQ/Putnam Investors Growth.
(7) Formerly known as EQ/Alliance Technology.
(8) Formerly known as EQ/Putnam International Equity.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Life's other assets and liabilities. All Contracts are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

The Account is used to fund benefits for variable annuities issued by Equitable Life including the Equitable Accumulator Advisor, Income Manager Accumulator, Equitable Accumulator, Equitable Accumulator issued after March 1, 2000, Equitable Accumulator Plus, Select, Elite, and Equitable Accumulator Select issued after August 13, 2001, deferred variable annuities which combine the portfolios in the Account with guaranteed fixed rate options. The Income Manager, Equitable Accumulator, Equitable Accumulators Select, Elite, Plus, and Equitable Accumulator issued after March 1, 2000, and Equitable Accumulator Select issued after August 13, 2001, are offered with the same variable investment options for use as a nonqualified annuity ("NQ") for after-tax contributions only, an annuity that is an investment vehicle for certain qualified plans ("QP"), an individual retirement annuity ("IRA") or a tax-sheltered annuity ("TSA"). Equitable Accumulator Advisor is offered with the same variable investment options for use as an NQ, QP or IRA. Income Manager Accumulator (NQ, IRA, QP and TSA), Equitable Accumulator (NQ, IRA, QP and TSA), Equitable Accumulator Select, Elite, Plus, Equitable Accumulator issued after March 1, 2000, and Equitable Accumulator Select issued after August 13, 2001 (NQ, IRA, QP and TSA), Equitable Accumulator Advisor

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

1. Organization (Concluded)

and Equitable Accumulator Plus (NQ, IRA and QP), collectively referred to as the Contracts, are offered under group and individual variable annuity forms.

The amount retained by Equitable Life in the Account arises principally from (1) contributions from Equitable Life, (2) mortality and expense charges, asset-based administration charges, and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to mortality and expense risk charges, asset-based administration charges and distribution charges. Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.

2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

On December 29, 2003, The American Institute of Certified Public Accountants issued Statement of Position 03-05 "Financial Highlights of Separate Accounts:
An Amendment to the Audit and Accounting Guide Audits of Investment Companies" which was effective for the December 31, 2003 financial statements. Adoption of the new requirements did not have a significant impact on the Account's financial position or results of operations.

Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT and VIP shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

Receivable/payable for policy-related transactions represent amounts due to/from Equitable Life's General Account predominately related to premiums, surrenders and death benefits.

Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account of Equitable Life's General Account, and fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and fixed maturity options of Separate Account No. 46. The net assets of any variable investment option may not be less than the aggregate of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in Equitable Life's General Account to provide for other policy benefits, as required by state insurance law. Equitable Life's General Account is subject to creditor rights.

Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under Equitable Accumulator issued after March 1, 2000, Equitable Accumulator Plus, and Equitable Accumulator Elite Contracts. Included in Contract maintenance charges are administrative charges, if applicable, which are deducted annually under Equitable Accumulator issued after March 1, 2000 and Equitable Accumulator Elite Contracts.

The operations of the Account are included in the federal income tax return of Equitable Life which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Life retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

3. Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:


                                                            Purchases      Sales

                                                       -------------- --------------
AXA Moderate Allocation ............................    $56,970,083    $ 79,268,066
AXA Premier VIP Aggressive Equity ..................      2,928,838       8,261,618
AXA Premier VIP Core Bond ..........................     21,667,025      15,377,794
AXA Premier VIP Health Care ........................      5,934,011       2,374,412
AXA Prenier High Yield .............................     36,090,885      23,811,715
AXA Premier VIP International Equity ...............      6,783,620       2,377,211
AXA Premier VIP Large Cap Core Equity ..............      3,275,881       1,464,596
AXA Premier VIP Large Cap Growth ...................      6,348,839       2,997,741
AXA Premier VIP Large Cap Value ....................      3,502,916       2,330,908
AXA Premier VIP Small/Mid Cap Growth ...............     10,148,599       2,460,571
AXA Premier VIP Small/Mid Cap Value ................     10,078,952       4,285,073
AXA Premier VIP Technology .........................      7,402,930       1,424,023
EQ/Alliance Common Stock ...........................     28,714,138      68,662,210
EQ/Alliance Growth and Income ......................     18,406,400      63,498,606
EQ/Alliance Intermediate Government Securities .....     31,431,937     109,981,733
EQ/Alliance International ..........................     42,031,984      38,849,889
EQ/Alliance Premier Growth .........................      3,603,025      18,758,336
EQ/Alliance Quality Bond ...........................     12,529,921      11,360,416
EQ/Alliance Small Cap Growth .......................      9,760,009      14,278,794
EQ/Bernstein Diversified Value .....................     16,395,274      14,553,373
EQ/Calvert Socially Responsible ....................        573,048         490,258
EQ/Capital Guardian International ..................      5,202,781       1,375,222
EQ/Capital Guardian Research .......................      3,886,338       8,380,511
EQ/Capital Guardian U.S. Equity ....................     14,527,926       6,970,446
EQ/Emerging Markets Equity .........................     13,436,087      13,056,811
EQ/Equity 500 Index ................................     15,127,545      20,567,633
EQ/Evergreen Omega .................................      3,479,520         920,723
EQ/FI MidCap .......................................     16,935,183       7,926,561
EQ/FI Small/Mid Cap Value ..........................      7,725,526      17,476,178
EQ/JP Morgan Core Bond .............................     27,544,218      24,733,347
EQ/Janus Large Cap Growth ..........................      2,426,299       4,902,844
EQ/Lazard Small Cap Value ..........................     11,961,885       4,771,748
EQ/Marsico Focus ...................................     28,718,436       5,992,180
EQ/Mercury Basic Value Equity ......................     13,848,858      23,404,857
EQ/Mercury International Value .....................     31,533,369      33,268,207
EQ/MFS Emerging Growth Companies ...................      3,065,055      17,378,711
EQ/MFS Investors Trust .............................      1,740,499       2,555,855
EQ/Money Market ....................................     75,277,347     165,815,788
EQ/Putnam Growth and Income Value ..................      3,320,461       6,889,648
EQ/Putnam Voyager ..................................      1,145,567         503,955
EQ/Small Company Index .............................      9,036,613       2,936,441
EQ/Technology ......................................     12,829,898      14,472,906

4. Expenses and Related Party Transactions

The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A Shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B Shares") is subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Trusts. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

4. Expenses and Related Party Transactions (Concluded)

in the net asset value of the shares. Class A shares of The Trusts continue to be purchased by contracts in-force prior to May 1, 1997.

Equitable Life serves as investment manager of EQAT and VIP. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range from a low of 0.10% to high of 1.20% of average daily net assets. Equitable Life as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC, ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of Equitable Life, may also receive distribution fees under Rule 12 b-1 Plans as described above.

Alliance Capital Management L.P. ("Alliance") serves as an investment advisor for the EQ/Alliance Portfolios; EQ/Bernstein Diversified Value, EQ/Equity 500 Index, EQ/Money Market, and EQ/Small Company Index as well as a portion of AXA Premier VIP Aggressive Equity, AXA Premier VIP High Yield, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, and AXA Premier VIP Small/Mid Cap Growth. Alliance is a limited partnership which is indirectly majority-owned by Equitable Life and AXA Financial, Inc. (parent to Equitable Life).

AXA Advisors is an affiliate of Equitable Life, and a distributor and principal underwriter of the Contracts and the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries (affiliates). AXA Advisors receives commissions and other service-related payments under its Distribution Agreement with Equitable Life and its Networking Agreement with AXA Network.

5. Substitutions/Reorganizations

Substitution transactions that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.

--------------------------------------------------------------------------------
 May 2, 2003          Removed Portfolio           Surviving Portfolio
--------------------------------------------------------------------------------
                     EQ/International            EQ/Alliance
                     Equity Index Portfolio      International Portfolio
--------------------------------------------------------------------------------
Shares -- Class B       1,832,374                   1,759,898
Value -- Class B     $ 12,975,048                $ 12,975,048
Net Assets before    $ 12,975,048                $ 94,141,424
Net Assets after                                 $107,116,472
--------------------------------------------------------------------------------
 November 22, 2002    Removed Portfolio           Surviving Portfolio
--------------------------------------------------------------------------------
                     EQ/MFS Research             EQ/Capital Guardian
                     Portfolio                   Research Portfolio
--------------------------------------------------------------------------------
Shares -- Class B       6,388,240                   6,422,590
Value -- Class B     $ 56,173,510                $ 56,173,510
Net Assets before    $ 56,173,510                $  9,882,395
Net Assets after                                 $ 66,055,905
--------------------------------------------------------------------------------
                     EQ/Alliance Growth          AXA Moderate
                     Investors Portfolio         Allocation Portfolio
--------------------------------------------------------------------------------
Shares -- Class A       1,940,395                   2,089,295
Shares -- Class B      11,383,869                  12,303,746
Value -- Class A     $ 27,211,317                $ 27,211,317
Value -- Class B     $159,130,161                $159,130,161
Net Assets before    $186,341,478                $206,347,210
Net Assets after                                 $392,688,688
--------------------------------------------------------------------------------

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

5. Substitutions/Reorganizations (Continued)

--------------------------------------------------------------------------------
 May 2, 2003                Removed Portfolio           Surviving Portfolio
--------------------------------------------------------------------------------
                           EQ/Alliance Global          EQ/Alliance International
                           Portfolio                   Portfolio
--------------------------------------------------------------------------------
Shares -- Class A            1,084,954                    1,703,949
Shares -- Class B            6,806,901                   10,907,216
Value -- Class A           $12,888,903                 $ 12,888,903
Value -- Class B           $80,088,505                 $ 80,088,505
Net Assets before merger   $92,977,408                 $ 26,638,494
Net Assets after                                       $119,615,902
--------------------------------------------------------------------------------
 July 12, 2002              Removed Portfolio           Surviving Portfolio
--------------------------------------------------------------------------------
                           EQ/AXP New Dimensions       EQ/Capital Guardian U.S.
                           Portfolio                   Equity Portfolio
--------------------------------------------------------------------------------
Shares -- Class B              850,111                      613,092
Value -- Class B           $ 4,918,318                 $  4,918,318
Net Assets before          $ 4,918,318                 $ 20,005,927
Net Assets after                                       $ 24,924,245
--------------------------------------------------------------------------------
                           EQ/AXP Strategy             EQ/Alliance Small
                           Aggressive Portfolio        Cap Growth Portfolio
--------------------------------------------------------------------------------
Shares -- Class B            1,251,476                      390,410
Value -- Class B           $ 3,729,678                 $  3,729,678
Net Assets before          $ 3,729,678                 $ 92,405,796
Net Assets after                                       $ 96,135,474
--------------------------------------------------------------------------------
 April 26, 2002             Removed Portfolio           Surviving Portfolio
--------------------------------------------------------------------------------
                           EQ/T. Rowe Price EQ/Mercury International
                           International Portfolio Value Portfolio
--------------------------------------------------------------------------------
Shares -- Class B            5,867,332                    4,709,377
Value -- Class B           $49,833,344                 $ 49,833,344
Net Assets before          $49,833,344                 Not held before the merger
Net Assets after                                       $ 49,833,344
--------------------------------------------------------------------------------

Reorganizations

The EQ/Balanced Portfolio, a fund of EQAT, was merged into the AXA Moderate Allocation Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003. The effect of this is to convert the EQ/Balanced Portfolio into a "fund of funds" structure by investing in a combination of other portfolios that are selected from 36 actively managed choices.

The EQ/Aggressive Stock Portfolio, a fund of EQAT, was merged into the AXA Premier VIP Aggressive Equity Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003. The EQ/High Yield Portfolio, a fund of EQAT, was merged into the AXA Premier VIP High Yield Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

6. Asset Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, Equitable Life charges the Account for the following charges:


                                                                            Asset-based                    Current     Maximum
                                                          Mortality and   Administration   Distribution   Aggregate   Aggregate
                                                          Expense Risks       Charge          Charge        Charge     Charge
                                                         --------------- ---------------- -------------- ----------- ----------
Equitable Accumulator Advisor ........................   0.50%           --               --             0.50%       0.50%
Income Manager .......................................   0.90%           0.25%            --             1.15%       1.15%
Equitable Accumulator ................................   1.10%           0.25%            --             1.35%       1.35%
Equitable Accumulator issued after March 1, 2000 .....   1.10%           0.25%            0.20%          1.55%       1.55%
Equitable Accumulator Plus, Select, Elite ............   1.10%           0.25%            0.25%          1.60%       1.60%
Equitable Accumulator Select issued after
  August 13, 2001 .............................. .....   1.10%           0.35%            0.25%          1.70%       1.70%

The charges may be retained in the Account by Equitable Life and participate in the net investment results of the Portfolios. Equitable Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

The table below lists all the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or a Contractowner's account value.

                                               When charge
Charges                                        is deducted
------------------------------------- ----------------------------
Charges for state premium and other   At time of transaction
applicable taxes

Charge for Trust expenses             Daily

Annual Administrative charge          Annually on each
                                      contract date anniversary.

Variable Immediate Annuity payout     At time of transaction
option administrative fee

Withdrawal charge                     At time of transaction
BaseBuilder benefit charge            Annually on each
                                      contract date anniversary.

Protection Plus                       Annually on each contract date
                                      anniversary.

Charges                                                   Amount deducted                         How deducted
------------------------------------- ------------------------------------------------------ ----------------------
Charges for state premium and other   Varies by state.                                       Applied to an annuity
applicable taxes                                                                             payout option

Charge for Trust expenses             Vary by portfolio                                      Unit value

Annual Administrative charge          Depending on account value a charge of $30 or          Unit liquidation from
                                      Years 1 to 2 lesser of $30 or 2% of account value      account value

Variable Immediate Annuity payout     $350 annuity administrative fee                        Unit liquidation from
option administrative fee                                                                    account value

Withdrawal charge                     Low -- During the first seven contract years a         Unit liquidation from
                                      charge is deducted from amounts withdrawn
                                      that exceed 15% of account
                                      value. The charge begins at 7% and
                                      declines by 1% each year.

                                      High -- During the first nine contract
                                      years, a charge is deducted from amounts withdrawn that exceed 15% of account value. The charge begins at 8%and declines by 1% beginning in the third contract year.

BaseBuilder benefit charge            Low 0.15%                                              Unit liquidation from
                                      High 0.45%                                             account value

Protection Plus                          0.20%                                               Unit liquidation from
                                                                                             account value

Included in Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from Contractowner's account value (unit liquidation from account value).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ----------------------------------------------------------------------------
                                                           Units            Units          Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                        -----------  -------------------- ------------ ---------------- ------------
AXA Moderate Allocation(g)(p)
-----------------------------
           Unit Value 1.15%*
    2003   1.15% Class A                                  $ 44.75             909           $ 40,667          2.21%        18.03%
    2002   1.15% Class A                                  $ 37.91           1,013           $ 38,398          1.51%      (13.51)%
    2001   1.15% Class A                                  $ 43.83             387           $ 16,962          3.81%      ( 5.51)%

AXA Moderate Allocation(g)(p)
-----------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 48.11              --                 --            --        18.54%
           Highest contract charges 1.70% Class B (i)     $ 38.70              --                 --            --        17.10%
           All contract charges                                --           9,104           $370,750          2.21%          --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 40.59              --                 --            --       (13.16)%
           Highest contract charges 1.70% Class B (i)     $ 33.05              --                 --            --       (14.21)%
           All contract charges                                --           9,708           $336,760          1.51%          --
    2001   Lowest contract charges 0.50% Class B (f)      $ 46.74              --                 --            --        (5.28)%
           Highest contract charges 1.70% Class B (i)     $ 38.52              --                 --            --        (1.04)%
           All contract charges                                --           5,678           $229,005          3.81%          --

AXA Premier VIP Aggressive Equity
---------------------------------
           Unit Value 1.15%*
    2003   1.15% Class A                                  $ 51.45             387           $ 19,896            --        36.30 %
    2002   1.15% Class A                                  $ 37.75             453           $ 17,100          0.01%      (29.52)%
    2001   1.15% Class A                                  $ 53.56             576           $ 30,851          0.35%      (25.85)%
    2000   1.15% Class A                                  $ 72.23             705           $ 50,922          0.23%      (14.12)%
    1999   1.15% Class A                                  $ 84.11             854           $ 71,830          0.21%       17.47%

AXA Premier VIP Aggressive Equity
---------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 56.83              --                 --            --        36.82%
           Highest contract charges 1.70% Class B (i)     $ 45.72              --                 --            --        35.19%
           All contract charges                                --             852           $ 41,722            --           --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 41.54              --                 --            --       (29.22)%
           Highest contract charges 1.70% Class B (i)     $ 33.82              --                 --            --       (30.09)%
           All contract charges                                               901           $ 32,521          0.01%          --
    2001   Lowest contract charges 0.50% Class B (f)      $ 58.69              --                 --            --       (21.78)%
           Highest contract charges 1.70% Class B (i)     $ 48.37              --                 --            --        (3.53)%
           All contract charges                                --           1,104           $ 56,840          0.35%          --
    2000   Lowest contact charges 1.15% Class B           $ 71.48              --                 --            --       (14.33)%
           Highest contract charges 1.60% Class B (a)     $ 66.77              --                 --            --       (14.73)%
           All contract charges                                --           1,174           $ 82,192          0.23%          --
    1999   Lowest contact charges 1.15% Class B           $ 83.44              --                 --            --        17.17%
           Highest contact charges 1.60% Class B (a)      $ 78.30              --                 --            --        16.65%
           All contract charges                                --           1,130           $ 92,922          0.21%          --

AXA Premier VIP Core Bond
-------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)       $ 11.11                --                 --            --         3.26%
           Highest contract charge 1.70% Class B (k)      $ 10.84                --                 --            --         1.98%
           All contract charges                                --             4,850           $ 52,844          3.33%          --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)       $ 10.76                --                 --            --         5.39%
           Highest contract charge 1.70% Class B (k)      $ 10.63                --                 --            --         4.22%
           All contract charges                                --             4,354           $ 46,418          5.86%          --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ----------------------------------------------------------------------------
                                                           Units            Units          Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                        --------------------------------- ------------ ---------------- ------------
AXA Premier VIP Health Care
---------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)       $ 10.16            --                 --            --           27.48%
           Highest contract charge 1.70% Class B (k)      $  9.91            --                 --            --           25.92%
           All contract charges                                --         1,308           $ 13,030          1.19%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)       $  7.97            --                 --            --          (19.41)%
           Highest contract charge 1.70% Class B (k)      $  7.87            --                 --            --          (20.42)%
           All contract charges                                --           908           $  7,164            --              --


AXA Premier VIP High Yield
--------------------------
           Unit Value 1.15%*
    2003   1.15% Class A                                  $ 28.97           131           $  3,797          5.32%          21.47%
    2002   1.15% Class A                                  $ 23.85            93           $  2,218          8.92%          (3.84)%
    2001   1.15% Class A                                  $ 24.80           104           $  2,579         10.45%          (0.20)%
    2000   1.15% Class A                                  $ 24.85            71           $  1,764         10.90%          (9.70)%
    1999   1.15% Class A                                  $ 27.52            99           $  2,724         11.84%          (4.48)%

AXA Premier VIP High Yield
--------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 31.80            --                 --            --           21.93%
           Highest contract charges 1.70% Class B (i)     $ 25.87            --                 --            --           20.45%
           All contract charges                                --         3,767           $102,272          5.32%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 26.08            --                 --            --           (3.41)%
           Highest contract charges 1.70% Class B (i)     $ 21.48            --                 --            --           (4.58)%
           All contract charges                                --         3,455           $ 77,749          8.92%             --
    2001   Lowest contract charges 0.50% Class B (f)      $ 27.00            --                 --            --           (0.04)%
           Highest contract charges 1.70% Class B (i)     $ 22.51            --                 --            --           (1.24)%
           All contract charges                                --         3,435           $ 81,118         10.45%             --
    2000   Lowest contact charges 1.15% Class B           $ 24.59            --                 --            --           (9.93)%
           Highest contract charges 1.60% Class B (a)     $ 23.07            --                 --            --          (10.34)%
           All contract charges                                --         2,776           $ 66,616         10.90%             --
    1999   Lowest contact charges 1.15% Class B           $ 27.30            --                 --            --           (4.71)%
           Highest contact charges 1.60% Class B (a)      $ 25.73            --                 --            --           (5.13)%
           All contract charges                                --         2,638           $ 70,870         11.84%             --

AXA Premier VIP International Equity
------------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)       $ 10.52            --                 --            --           33.72%
           Highest contract charge 1.70% Class B (k)      $ 10.27            --                 --            --           32.02%
           All contract charges                                --         1,417           $ 14,629          0.72%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)       $  7.87            --                 --            --          (18.61)%
           Highest contract charge 1.70% Class B (k)      $  7.78            --                 --            --          (19.54)%
           All contract charges                                --           945           $  7,369            --              --

AXA Premier VIP Large Cap Core Equity
-------------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)       $  9.83            --                 --            --           27.50%
           Highest contract charge 1.70% Class B (k)      $  9.59            --                 --            --           26.04%
           All contract charges                                --         1,019           $  9,823          0.15%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)       $  7.71            --                 --            --          (22.59)%
           Highest contract charge 1.70% Class B (k)      $  7.61            --                 --            --          (23.59)%
           All contract charges                                --           810           $  6,177          0.36%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ----------------------------------------------------------------------------
                                                           Units            Units          Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                        --------------------------------- ------------ ---------------- ------------
AXA Premier VIP Large Cap Growth
--------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)     $   8.90            --                 --            --           30.12%
           Highest contract charge 1.70% Class B (k)    $   8.68            --                 --            --           28.40%
           All contract charges                               --         1,776           $ 15,491            --              --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)     $   6.84            --                 --            --          (30.13)
           Highest contract charge 1.70% Class B (k)    $   6.76            --                 --            --          (30.88)%
           All contract charges                               --         1,317           $  8,928            --              -- %

AXA Premier VIP Large Cap Value
-------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)     $ 10.40            --                 --            --           30.33%
           Highest contract charge 1.70% Class B (k)    $ 10.15            --                 --            --           28.81%
           All contract charges                               --        1,563           $ 15,952          2.07%             --

    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)     $   7.98           --                 --            --          (18.82)%
           Highest contract charge 1.70% Class B (k)    $   7.88           --                 --            --          (19.84)%
           All contract charges                               --        1,442           $ 11,400          0.69%             --

AXA Premier VIP Small/Mid Cap Growth
------------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)     $   8.72           --                 --            --           39.52%
           Highest contract charge 1.70% Class B (k)    $   8.52           --                 --            --           37.86%
           All contract charges                               --        2,795           $ 23,920          1.76%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)     $   6.25           --                 --            --          (36.61)%
           Highest contract charge 1.70% Class B (k)    $   6.18           --                 --            --          (37.26)%
           All contract charges                               --        1,766           $ 10,935            --              --

AXA Premier VIP Small/Mid Cap Value
-----------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)     $ 10.40             --                 --            --           39.95%
           Highest contract charge 1.70% Class B (k)    $ 10.15             --                 --            --           38.27%
           All contract charges                               --         2,491           $ 25,413          0.75%             --

    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)     $   7.43            --                 --            --          (23.64)%
           Highest contract charge 1.70% Class B (k)    $   7.34            --                 --            --          (24.49)%
           All contract charges                               --         1,819           $ 13,389            --              --

AXA Premier VIP Technology
--------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)     $   8.96            --                 --            --           56.92%
           Highest contract charge 1.70% Class B (k)    $   8.74            --                 --            --           54.96%
           All contract charges                               --         1,064           $  9,352          4.93%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)     $   5.71            --                 --            --          (44.02)%
           Highest contract charge 1.70% Class B (k)    $   5.64            --                 --            --          (44.65)%
           All contract charges                               --           344           $  1,941            --              --

EQ/Alliance Common Stock
------------------------
           Unit Value 1.15%*
    2003   1.15% Class A                                $ 227.59           498           $113,310          1.34%          48.21%
    2002   1.15% Class A                                $ 153.56           560           $ 85,993          0.05%         (33.94)%
    2001   1.15% Class A                                $ 232.44           748           $173,865          2.20%         (11.55)%
    2000   1.15% Class A                                $ 262.80           893           $234,680          0.49%         (15.01)%
    1999   1.15% Class A                                $ 309.23           993           $307,065          0.57%          23.75%

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ----------------------------------------------------------------------------
                                                           Units            Units          Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                        --------------------------------- ------------ ---------------- ------------
EQ/Alliance Common Stock
------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 268.33           --                --            --           48.81%
           Highest contract charges 1.70% Class B (i)     $ 191.26           --                --            --           47.02%
           All contract charges                                 --        2,585          $543,840          1.34%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 180.32           --                --            --          (33.67)%
           Highest contract charges 1.70% Class B (i)     $ 130.09           --                --            --          (34.48)%
           All contract charges                                 --        2,775          $395,966          0.05%             --
    2001   Lowest contract charges 0.50% Class B (f)      $ 271.84           --                --            --           (9.43)%
           Highest contract charges 1.70% Class B (i)     $ 198.52           --                --            --           (5.22)%
           All contract charges                                 --        3,282          $714,043          2.20%             --
    2000   Lowest contact charges 1.15% Class B           $ 260.00           --                --            --          (15.40)%
           Highest contract charges 1.60% Class B (a)     $ 232.08           --                --            --          (15.61)%
           All contract charges                                 --        3,290          $818,625          0.49%             --
    1999   Lowest contact charges 1.15% Class B           $ 306.70           --                --            --           23.45%
           Highest contact charges 1.60% Class B (a)      $ 275.01           --                --            --           22.89%
           All contract charges                                 --        2,566          $469,676          0.57%             --

EQ/Alliance Growth and Income
------------------------------
           Unit Value 1.15%*

    2003   1.15% Class A                                  $  26.48           2,039          $ 54,010          1.08%          29.23%
    2002   1.15% Class A                                  $  20.49           2,361          $ 48,377          1.16%         (21.98)%
    2001   1.15% Class A                                  $  26.26           2,922          $ 76,732          0.84%          (2.45)%
    2000   1.15% Class A                                  $  26.92           3,126          $ 84,152          0.80%           7.72%
    1999   1.15% Class A                                  $  24.99           3,318          $ 82,917          0.21%          17.32%

EQ/Alliance Growth and Income
-----------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  27.85              --                --            --           29.80%
           Highest contract charges 1.70% Class B (i)     $  24.60              --                --            --           28.18%
           All contract charges                                 --          16,140          $408,824          1.08%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  21.46              --                --            --          (21.68)%
           Highest contract charges 1.70% Class B (i)     $  19.19              --                --            --          (22.60)%
           All contract charges                                 --          17,883          $352,335          1.16%             --
    2001   Lowest contract charges 0.50% Class B (f)      $  27.40              --                --            --            0.51%
           Highest contract charges 1.70% Class B (i)     $  24.79              --                --            --           (4.17)%
           All contract charges                                 --          18,876          $479,870          0.84%             --
    2000   Lowest contact charges 1.15% Class B           $  26.67              --                --            --            7.45%
           Highest contract charges 1.60% Class B (a)     $  25.80              --                --            --            6.92%
           All contract charges                                 --          14,497          $381,166          0.80%             --
    1999   Lowest contact charges 1.15% Class B           $  24.82              --                --            --           16.97%
           Highest contact charges 1.60% Class B (a)      $  24.13              --                --            --           16.48%
           All contract charges                                 --          10,155          $249,965          0.21%             --

EQ/Alliance Intermediate Government Securities
----------------------------------------------
           Unit Value 1.15%*
    2003   1.15% Class A                                  $  19.35             460          $  8,893          3.27%           1.20%
    2002   1.15% Class A                                  $  19.12           1,043          $ 19,942          5.01%           7.66%
    2001   1.15% Class A                                  $  17.76             641          $ 11,384          5.10%           6.86%
    2000   1.15% Class A                                  $  16.62             360          $  5,983          6.25%           7.92%
    1999   1.15% Class A                                  $  15.40             451          $  6,945          5.59%          (0.96)%

EQ/Alliance Intermediate Government Securities
----------------------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  20.69              --                --            --            1.61%
           Highest contract charges 1.70% Class B (i)     $  17.72              --                --            --            0.41%
           All contract charges                                 --          11,443          $208,796          3.27%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ----------------------------------------------------------------------------
                                                           Units            Units          Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                        --------------------------------- ------------ ---------------- ------------
EQ/Alliance Intermediate Government Securities
----------------------------------------------
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 20.36         --                --            --           8.06%
           Highest contract charges 1.70% Class B (i)     $ 17.65         --                --            --           6.71%
           All contract charges                                --     15,412          $279,403          5.01%            --
    2001   Lowest contract charges 0.50% Class B (f)      $ 18.84         --                --            --           6.58%
           Highest contract charges 1.70% Class B (i)     $ 16.54         --                --            --           1.56%
           All contract charges                                --      9,927          $168,636          5.10%            --
    2000   Lowest contact charges 1.15% Class B           $ 16.46         --                --            --           7.58%
           Highest contract charges 1.60% Class B (a)     $ 15.75         --                --            --           7.14%
           All contract charges                                --      3,823          $ 61,666          6.25%            --
    1999   Lowest contact charges 1.15% Class B           $ 15.30         --                --            --          (1.23)%
           Highest contact charges 1.60% Class B (a)      $ 14.70         --                --            --          (1.71)%
           All contract charges                                --      2,987          $ 45,110          5.59%            --

EQ/Alliance International (o) (r)
---------------------------------
           Unit Value 1.15%*
    2003   1.15% Class A                                  $ 11.82      1,843          $ 21,775          1.80%         33.86%
    2002   1.15% Class A                                  $  8.83      1,978          $ 17,465            --         (10.90)%
    2001   1.15% Class A                                  $  9.91        816          $  8,087          1.65%        (23.76)%
    2000   1.15% Class A                                  $ 13.00        941          $ 12,233          0.44%        (23.89)%
    1999   1.15% Class A                                  $ 17.08        855          $ 14,603            --          36.20%

EQ/Alliance International (o) (r)
---------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 12.29         --                --            --          34.47%
           Highest contract charges 1.70% Class B (i)     $ 11.05         --                --            --          32.81%
           All contract charges                                --     11,827          $133,838          1.80%            --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  9.14         --                --            --         (10.57)%
           Highest contract charges 1.70% Class B (i)     $  8.32         --                --            --         (11.59)%
           All contract charges                                --     11,380          $ 96,673            --             --
    2001   Lowest contract charges 0.50% Class B (f)      $ 10.22         --                --            --         (22.79)%
           Highest contract charges 1.70% Class B (i)     $  9.41         --                --            --          (4.18)%
           All contract charges                                --      2,236          $ 21,452          1.65%            --
    2000   Lowest contact charges 1.15% Class B           $ 12.89         --                --            --         (24.04)%
           Highest contract charges 1.60% Class B (a)     $ 12.56         --                --            --         (24.38)%
           All contract charges                                --      1,968          $ 25,029          0.44%            --
    1999   Lowest contact charges 1.15% Class B           $ 16.97         --                --            --          35.87%
           Highest contact charges 1.60% Class B (a)      $ 16.61         --                --            --          35.25%
           All contract charges                                --      1,043          $ 17,592            --             --

EQ/Alliance Premier Growth
--------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  6.12          --               --            --          22.65%
           Highest contract charges 1.70% Class B (i)     $  5.78          --               --            --          21.19%
           All contract charges                                --      19,266         $112,705            --             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  4.99          --               --            --         (31.55)%
           Highest contract charges 1.70% Class B (i)     $  4.77          --               --            --         (32.35)%
           All contract charges                                --      21,871         $105,934            --             --
    2001   Lowest contract charges 0.50% Class B (f)      $  7.29          --               --            --         (20.70)%
           Highest contract charges 1.70% Class B (i)     $  7.05          --               --            --          (7.60)%
           All contract charges                                --      26,235         $186,351          0.01%            --
    2000   Lowest contact charges 1.15% Class B           $  9.53          --               --            --         (19.31)%
           Highest contract charges 1.60% Class B (a)     $  9.45          --               --            --         (19.71)%
           All contract charges                                --      23,442         $222,289          0.78%            --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ----------------------------------------------------------------------------
                                                           Units            Units          Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                        --------------------------------- ------------ ---------------- ------------
EQ/Alliance Premier Growth
--------------------------
    1999   Lowest contact charges 1.15% Class B           $ 11.81              --                --            --           18.08%
           Highest contact charges 1.60% Class B (a)      $ 11.77              --                --            --           17.72%
           All contract charges                                --           9,208          $108,576          0.71%             --

EQ/Alliance Quality Bond
------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (k)      $ 16.96              --                --            --            3.03%
           Highest contract charges 1.70% Class B (k)     $ 14.97              --                --            --            1.77%
           All contract charges                                --           1,523          $ 23,461          2.77%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (k)      $ 16.46              --                --            --            5.92%
           Highest contract charges 1.70% Class B (k)     $ 14.71              --                --            --            4.70%
           All contract charges                                --           1,469          $ 22,156          7.12%             --

EQ/Alliance Small Cap Growth (n)
--------------------------------
           Unit Value 1.15%*
    2003   1.15% Class A                                  $ 14.06             402          $  5,658            --           39.62%
    2002   1.15% Class A                                  $ 10.07             428          $  4,310          0.00%         (30.88)%
    2001   1.15% Class A                                  $ 14.57             497          $  7,241          1.13%         (14.04)%
    2000   1.15% Class A                                  $ 16.95             487          $  8,255            --           12.70%
    1999   1.15% Class A                                  $ 15.04             192          $  2,888            --           26.39%

EQ/Alliance Small Cap Growth (n)
--------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 14.47              --                --            --           40.21%
           Highest contract charges 1.70% Class B (i)     $ 13.34              --                --            --           38.54%
           All contract charges                                --           8,248          $112,020            --              --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 10.32              --                --            --          (30.55)%
           Highest contract charges 1.70% Class B (i)     $  9.63              --                --            --          (31.42)%
           All contract charges                                --           8,515          $ 83,261            --              --
    2001   Lowest contract charges 0.50% Class B (f)      $ 14.86              --                --            --           (6.61)%
           Highest contract charges 1.70% Class B (i)     $ 14.04              --                --            --           (1.81)%
           All contract charges                                --           7,897          $112,407          1.13%             --
    2000   Lowest contact charges 1.15% Class B           $ 16.81              --                --            --           12.37%
           Highest contract charges 1.60% Class B (a)     $ 16.53              --                --            --           11.84%
           All contract charges                                --           5,684          $ 94,861            --              --
    1999   Lowest contact charges 1.15% Class B           $ 14.96              --                --            --           26.14%
           Highest contact charges 1.60% Class B (a)      $ 14.78              --                --            --           25.58%
           All contract charges                                --           3,056          $ 45,611            --              --

EQ/Bernstein Diversified Value (h)
----------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 13.56              --                --            --           28.17%
           Highest contract charges 1.70% Class B (i)     $ 12.60              --                --            --           26.51%
           All contract charges                                --          11,483          $147,389          1.34%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 10.58              --                --            --          (14.05)%
           Highest contract charges 1.70% Class B (i)     $  9.96              --                --            --          (15.09)%
           All contract charges                                --          11,295          $114,230          1.40%             --
    2001   Lowest contract charges 0.50% Class B (f)      $ 12.31              --                --            --           (1.89)%
           Highest contract charges 1.70% Class B (i)     $ 11.73              --                --            --           (1.18)%
           All contract charges                                --
                                                                            8,329          $ 99,123          1.45%             --

EQ/Calvert Socially Responsible
-------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (j)      $  8.25              --                --            --           27.31%
           Highest contract charges 1.70% Class B (j)     $  7.82              --                --            --           25.72%
           All contract charges                                --             113          $    897            --              --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ----------------------------------------------------------------------------
                                                           Units            Units          Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                        --------------------------------- ------------ ---------------- ------------
EQ/Calvert Socially Responsible
-------------------------------
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (j)      $  6.48             --                 --            --           (26.78)%
           Highest contract charges 1.70% Class B (j)     $  6.22             --                 --            --           (27.68)%
           All contract charges                                --            105            $   655            --               --
    2001   Lowest contract charges 0.50% Class B (j)      $  8.85             --                 --            --             2.89%
           Highest contract charges 1.70% Class B (j)     $  8.60             --                 --            --             2.48%
           All contract charges                                --             19            $   165            --               --

EQ/Capital Guardian International
---------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (k)      $  9.92             --                 --            --            31.91%
           Highest contract charges 1.70% Class B (k)     $  9.38             --                 --            --            30.46%
           All contract charges                                --            807            $ 7,656          1.58%              --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (k)      $  7.52             --                 --            --           (14.55)%
           Highest contract charges 1.70% Class B (k)     $  7.19             --                 --            --           (15.61)%
           All contract charges                                --            348            $ 2,524          2.20%              --

EQ/Capital Guardian Research (q)
--------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 10.76              --                 --            --           30.90%
           Highest contract charges 1.70% Class B (i)     $ 10.16              --                 --            --           29.26%
           All contract charges                                --           7,243            $74,735          0.42%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  8.22              --                 --            --          (25.07)%
           Highest contract charges 1.70% Class B (i)     $  7.86              --                 --            --          (25.99)%
           All contract charges                                --           7,687            $61,160          0.50%             --
    2001   Lowest contract charges 0.50% Class B (f)      $ 10.97              --                 --            --            0.28%
           Highest contract charges 1.70% Class B (i)     $ 10.62              --                 --            --           (0.52)%
           All contract charges                                --             761            $ 8,134          0.24%             --
    2000   Lowest contact charges 1.15% Class B           $ 11.13              --                 --            --            4.70%
           Highest contract charges 1.60% Class B (a)     $ 11.04              --                 --            --            4.15%
           All contract charges                                --             453            $ 5,016          1.01%             --
    1999   Lowest contact charges 1.15% Class B           $ 10.63              --                 --            --            6.28%
           Highest contact charges 1.60% Class B (a)      $ 10.60              --                 --            --            5.95%
           All contract charges                                --             105            $ 1,115          0.29%             --

EQ/Capital Guardian U.S. Equity (m)
-----------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 10.71              --                 --            --           35.73%
           Highest contract charges 1.70% Class B (i)     $ 10.12              --                 --            --           34.02%
           All contract charges                                --           3,767            $38,585          0.32%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  7.89              --                 --            --          (24.06)%
           Highest contract charges 1.70% Class B (i)     $  7.55              --                 --            --          (24.96)%
           All contract charges                                --           2,882            $21,951          0.51%             --
    2001   Lowest contract charges 0.50% Class B (f)      $ 10.39              --                 --            --            0.29%
           Highest contract charges 1.70% Class B (i)     $ 10.06              --                 --            --           (1.08)%
           All contract charges                                --           1,152            $11,661          0.36%             --
    2000   Lowest contact charges 1.15% Class B           $ 10.54              --                 --            --            2.43%
           Highest contract charges 1.60% Class B (a)     $ 10.46              --                 --            --            1.95%
           All contract charges                                --             602            $ 6,313          1.89%             --
    1999   Lowest contact charges 1.15% Class B           $ 10.29              --                 --            --            2.93%
           Highest contact charges 1.60% Class B (a)      $ 10.26              --                 --            --            2.62%
           All contract charges                                --           165            $ 1,695          0.97%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ----------------------------------------------------------------------------
                                                           Units            Units          Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                        --------------------------------- ------------ ---------------- ------------
EQ/Emerging Markets Equity
--------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  9.21           --                 --            --          55.05%
           Highest contract charges 1.70% Class B (i)     $  8.53           --                 --            --          53.42%
           All contract charges                                --        5,023           $ 43,647          0.80%            --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  5.94           --                 --            --          (6.31)%
           Highest contract charges 1.70% Class B (i)     $  5.56           --                 --            --          (7.65)%
           All contract charges                                --        5,016           $ 28,360            --             --
    2001   Lowest contract charges 0.50% Class B (f)      $  6.34           --                 --            --          (4.62)%
           Highest contract charges 1.70% Class B (i)     $  6.02           --                 --            --          (6.50)%
           All contract charges                                --        4,414           $ 26,903            --             --
    2000   Lowest contact charges 1.15% Class B           $  6.57           --                 --            --         (40.76)%
           Highest contract charges 1.60% Class B (a)     $  6.47           --                 --            --         (41.02)%
           All contract charges                                --        4,227           $ 27,574          8.29%            --
    1999   Lowest contact charges 1.15% Class B           $ 11.09           --                 --            --          93.54%
           Highest contact charges 1.60% Class B (a)      $ 10.97           --                 --            --          92.62%
           All contract charges                                --        2,188           $ 24,187          1.84%            --

EQ/Equity 500 Index (e)
-----------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 25.65             --                 --            --          27.21%
           Highest contract charges 1.70% Class B (i)     $ 22.76             --                 --            --          25.68%
           All contract charges                                --          7,083           $166,206          1.27%            --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 20.16             --                 --            --         (22.79)%
           Highest contract charges 1.70% Class B (i)     $ 18.11             --                 --            --         (23.72)%
           All contract charges                                --          7,353           $136,951          0.91%            --
    2001   Lowest contract charges 0.50% Class B (f)      $ 26.11             --                 --            --         (10.08)%
           Highest contract charges 1.70% Class B (i)     $ 23.74             --                 --            --          (3.86)%
           All contract charges                                --          7,629           $185,741          0.83%            --
    2000   Lowest contact charges 1.15% Class B           $ 28.57             --                 --            --         (10.83)%
           Highest contract charges 1.60% Class B (a)     $ 27.69             --                 --            --         (11.24)%
           All contract charges                                --          7,284           $205,209          1.93%            --
    1999   Lowest contact charges 1.15% Class B           $ 32.04             --                 --            --          18.71%
           Highest contact charges 1.35% Class B (a)      $ 31.67             --                 --            --          18.48%
           All contract charges                                --             27           $    859          1.11%            --

EQ/Evergreen Omega
------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  8.23           --                 --            --          37.40%
           Highest contract charges 1.70% Class B (i)     $  7.75           --                 --            --          35.94%
           All contract charges                                --        1,184           $  9,300            --             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  5.99           --                 --            --         (24.37)%
           Highest contract charges 1.70% Class B (i)     $  5.70           --                 --            --         (25.40)%
           All contract charges                                --          834           $  4,799            --             --
    2001   Lowest contract charges 0.50% Class B (f)      $  7.92           --                 --            --         (14.95)%
           Highest contract charges 1.70% Class B (i)     $  7.64           --                 --            --          (3.10)%
           All contract charges                                --          537           $  4,131          0.01%            --
    2000   Lowest contact charges 1.15% Class B           $  9.47           --                 --            --         (12.64)%
           Highest contract charges 1.60% Class B (a)     $  9.38           --                 --            --         (13.15)%
           All contract charges                                --          279           $  2,631          0.28%            --
    1999   Lowest contact charges 1.15% Class B           $ 10.84           --                 --            --           8.46%
           Highest contact charges 1.60% Class B (a)      $ 10.80           --                 --            --           7.97%
           All contract charges                                --          191           $  2,067          0.57%            --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ----------------------------------------------------------------------------
                                                           Units            Units          Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                        --------------------------------- ------------ ---------------- ------------
EQ/FI Mid Cap
-------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 10.01            --                --            --           42.80%
           Highest contract charges 1.70% Class B (i)     $  9.62            --                --            --           41.26%
           All contract charges                                --         7,550          $ 73,326            --              --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  7.01            --                --            --          (18.87)%
           Highest contract charges 1.70% Class B (i)     $  6.81            --                --            --          (19.89)%
           All contract charges                                --         6,335          $ 43,450          0.02%             --
    2001   Lowest contract charges 0.50% Class B (f)      $  8.64            --                --            --          (10.50)%
           Highest contract charges 1.70% Class B (i)     $  8.50            --                --            --           (3.69)%
           All contract charges                                --         3,310          $ 28,214          0.19%             --
    2000   Lowest contact charges 1.15% Class B           $ 10.00            --                --            --            0.05%
           Highest contract charges 1.60% Class B (d)     $  9.99            --                --            --           (0.10)%
           All contract charges                                --           309          $  3,088          0.45%             --

EQ/FI Small/Mid Cap Value
-------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 13.12            --                --            --           32.65%
           Highest contract charges 1.70% Class B (i)     $ 12.10            --                --            --           30.94%
           All contract charges                                --        12,192          $150,515          0.37%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  9.89            --                --            --          (15.18)%
           Highest contract charges 1.70% Class B (i)     $  9.24            --                --            --          (16.15)%
           All contract charges                                --        12,999          $122,134          0.57%             --
    2001   Lowest contract charges 0.50% Class B (f)      $ 11.66            --                --            --            6.89%
           Highest contract charges 1.70% Class B (i)     $ 11.02            --                --            --           (2.28)%
           All contract charges                                --         8,376          $ 93,606          0.80%             --
    2000   Lowest contact charges 1.15% Class B           $ 11.00            --                --            --            3.97%
           Highest contract charges 1.60% Class B (a)     $ 10.82            --                --            --            3.52%
           All contract charges                                --         2,995          $ 32,832          0.95%             --
    1999   Lowest contact charges 1.15% Class B           $ 10.58            --                --            --            0.57%
           Highest contact charges 1.60% Class B (a)      $ 10.45            --                --            --            0.17%
           All contract charges                                --         3,249          $ 34,323          0.18%             --

EQ/J.P. Morgan Core Bond
------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (k)      $ 14.19            --                --            --            2.84%
           Highest contract charges 1.70% Class B (k)     $ 13.20            --                --            --            1.62%
           All contract charges                                --         3,606          $ 48,363          3.08%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (k)      $ 13.80            --                --            --            7.56%
           Highest contract charges 1.70% Class B (k)     $ 12.99            --                --            --            6.30%
           All contract charges                                --         3,470          $ 45,666          9.56%             --

EQ/Janus Large Cap Growth
-------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  5.60
           Highest contract charges 1.70% Class B (i)     $  5.38            --                --            --           25.28%
           All contract charges                                --            --                --            --           23.70%
    2002   Unit Value 0.50% to 1.70%*                                     4,238          $ 22,937            --              --
           Lowest contract charges 0.50% Class B (f)      $  4.47
           Highest contract charges 1.70% Class B (i)     $  4.35            --                --            --          (30.70)%
           All contract charges                                --            --                --            --          (31.50)%
    2001   Lowest contract charges 0.50% Class B (f)      $  6.45         4,684          $ 20,463            --              --
           Highest contract charges 1.70% Class B (i)     $  6.35            --                --            --          (20.01)%
           All contract charges                                --            --                --            --           (5.45)%
                                                                          3,726          $ 23,722          0.01%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ----------------------------------------------------------------------------
                                                           Units            Units          Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                        --------------------------------- ------------ ---------------- ------------
EQ/Janus Large Cap Growth
-------------------------
    2000   Lowest contact charges 1.15% Class B (d)       $  8.40            --                --            --           (16.00)%
           Highest contract charges 1.60% Class B (d)     $  8.39            --                --            --           (16.13)%
           All contract charges                                --           813          $  6,822          0.29%              --

EQ/Lazard Small Cap Value
-------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (k)      $ 15.15            --                --            --            36.75%
           Highest contract charges 1.70% Class B (k)     $ 14.09            --                --            --            35.07%
           All contract charges                                --         2,435          $ 34,939          1.25%              --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (k)      $ 11.08            --                --            --           (14.04)%
           Highest contract charges 1.70% Class B (k)     $ 10.43            --                --            --           (15.00)%
           All contract charges                                --         1,821          $ 19,297          0.98%              --

EQ/Marsico Focus
----------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (j)      $ 13.06             --                --            --            30.45%
           Highest contract charges 1.70% Class B (j)     $ 12.69             --                --            --            28.83%
           All contract charges                                --          4,335          $ 55,413            --               --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (j)      $ 10.01             --                --            --           (11.96)%
           Highest contract charges 1.70% Class B (j)     $  9.85             --                --            --           (13.06)%
           All contract charges                                --          2,259          $ 22,327          0.07%              --
    2001   Lowest contract charges 0.50% Class B (j)      $ 11.37             --                --            --            13.37%
           Highest contract charges 1.70% Class B (j)     $ 11.33             --                --            --            12.98%
           All contract charges                                --            100          $  1,134            --               --

EQ/Mercury Basic Value Equity
-----------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 19.38            --                --            --            30.58%
           Highest contract charges 1.70% Class B (i)     $ 17.87            --                --            --            28.95%
           All contract charges                                --         9,649          $176,210          0.52%              --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 14.84            --                --            --           (17.09)%
           Highest contract charges 1.70% Class B (i)     $ 13.86            --                --            --           (18.08)%
           All contract charges                                --        10,203          $143,976          1.11%              --
    2001   Lowest contract charges 0.50% Class B (f)      $ 17.90            --                --            --             6.06%
           Highest contract charges 1.70% Class B (i)     $ 16.92            --                --            --             1.74%
           All contract charges                                --         9,018          $154,914          3.75%              --
    2000   Lowest contact charges 1.15% Class B           $ 16.64            --                --            --            10.49%
           Highest contract charges 1.60% Class B (a)     $ 16.37            --                --            --            10.01%
           All contract charges                                --         5,957          $ 98,545          5.49%              --
    1999   Lowest contact charges 1.15% Class B           $ 15.06            --                --            --            17.56%
           Highest contact charges 1.60% Class B (a)      $ 14.88            --                --            --            17.04%
           All contract charges                                --         4,892          $ 73,439          7.79%              --

EQ/Mercury International Value (I)
----------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (k)      $ 14.90            --                --            --            27.35%
           Highest contract charges 1.70% Class B (k)     $ 13.75            --                --            --            25.92%
           All contract charges                                --         3,627          $ 50,907          2.27%              --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (k)      $ 11.70            --                --            --           (15.83)%
           Highest contract charges 1.70% Class B (k)     $ 10.92            --                --            --           (16.83)%
           All contract charges                                --         3,783          $ 42,071          0.97%              --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ----------------------------------------------------------------------------
                                                           Units            Units          Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                        --------------------------------- ------------ ---------------- ------------
EQ/MFS Emerging Growth Companies
--------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 12.58             --                --            --           28.76%
           Highest contract charges 1.70% Class B (i)     $ 11.60             --                --            --           27.17%
           All contract charges                                --         10,270          $121,717            --              --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  9.77             --                --            --          (34.70)%
           Highest contract charges 1.70% Class B (i)     $  9.12             --                --            --          (35.46)%
           All contract charges                                --         11,520          $107,073            --              --
    2001   Lowest contract charges 0.50% Class B (f)      $ 14.96             --                --            --          (31.09)%
           Highest contract charges 1.70% Class B (i)     $ 14.13             --                --            --          ( 4.17)%
           All contract charges                                --         14,562          $209,039          0.02%             --
    2000   Lowest contact charges 1.15% Class B           $ 22.25             --                --            --          (19.79)%
           Highest contract charges 1.60% Class B (a)     $ 21.88             --                --            --          (20.15)%
           All contract charges                                --         15,137          $334,370          2.00%             --
    1999   Lowest contact charges 1.15% Class B           $ 27.74             --                --            --           71.66%
           Highest contact charges 1.60% Class B (a)      $ 27.40             --                --            --           70.90%
           All contract charges                                --          9,927          $274,327          2.88%             --

EQ/MFS Investors Trust
----------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  8.53             --                --            --           21.51%
           Highest contract charges 1.70% Class B (i)     $  8.03             --                --            --           20.03%
           All contract charges                                --          1,959          $ 15,936          0.61%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  7.02             --                --            --          (21.48)%
           Highest contract charges 1.70% Class B (i)     $  6.69             --                --            --          (22.39)%
           All contract charges                                --          2,068          $ 13,976          0.52%             --
    2001   Lowest contract charges 0.50% Class B (f)      $  8.94             --                --            --          (14.02)%
           Highest contract charges 1.70% Class B (i)     $  8.62             --                --            --           (3.66)%
           All contract charges                                --          2,161          $ 18,760          0.42%             --
    2000   Lowest contact charges 1.15% Class B           $ 10.55             --                --            --           (1.86)%
           Highest contract charges 1.60% Class B (a)     $ 10.45             --                --            --           (2.34)%
           All contract charges                                --          1,746          $ 18,320          0.45%             --
    1999   Lowest contact charges 1.15% Class B           $ 10.75             --                --            --            7.74%
           Highest contact charges 1.60% Class B (a)      $ 10.70             --                --            --            6.98%
           All contract charges                                --            726          $  7,783          0.72%             --

EQ/Money Market
---------------
           Unit Value 1.15%*
    2003   1.15% Class A                                  $ 30.12            444          $ 13,368          0.56%          (0.34)%
    2002   1.15% Class A                                  $ 30.22            863          $ 26,080          1.15%           0.33%
    2001   1.15% Class A                                  $ 30.12            954          $ 28,734          3.96%           2.66%
    2000   1.15% Class A                                  $ 29.34            817          $ 23,971          5.16%           5.01%
    1999   1.15% Class A                                  $ 27.94          1,201          $ 33,556          4.65%           3.79%

EQ/Money Market
---------------
    2003   Unit Value 0.00% to 1.70%*
           Lowest contract charges 0.00% Class B (f)      $ 38.46               --                --            --            0.56%
           Highest contract charges 1.70% Class B (i)     $ 26.17               --                --            --          ( 1.14)%
           All contract charges                                --            5,810          $160,985          0.56%             --
    2002   Unit Value 0.00% to 1.70%*
           Lowest contract charges 0.00% Class B (f)      $ 38.24               --                --            --            1.24%
           Highest contract charges 1.70% Class B (i)     $ 26.47               --                --            --          ( 0.48)%
           All contract charges                                --            8,542          $238,649          1.15%             --
    2001   Lowest contract charges 0.00% Class B (f)      $ 37.77               --                --            --            3.56%
           Highest contract charges 1.70% Class B (i)     $ 26.60               --                --            --            0.21%
           All contract charges                                --            9,646          $269,409          3.96%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ----------------------------------------------------------------------------
                                                           Units            Units          Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                        --------------------------------- ------------ ---------------- ------------
EQ/Money Market
---------------
    2000   Lowest contact charges 0.00% Class B           $ 36.47              --                 --            --            5.99%
           Highest contract charges 1.60% Class B (a)     $ 26.65              --                 --            --            4.31%
           All contract charges                                --           5,287           $146,877          5.16%             --
    1999   Lowest contact charges 0.00% Class B           $ 34.41              --                 --            --            4.72%
           Highest contact charges 1.60% Class B (a)      $ 25.55              --                 --            --            3.05%
           All contract charges                                --           5,343           $146,629          4.65%             --

EQ/Putnam Growth & Income Value
-------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (k)      $ 12.78              --                 --            --           26.16%
           Highest contract charges 1.70% Class B (k)     $ 11.78              --                 --            --           24.66%
           All contract charges                                --           3,611           $ 43,576          1.33%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 10.13              --                 --            --          (19.41)%
           Highest contract charges 1.70% Class B (i)     $  9.45              --                 --            --          (20.46)%
           All contract charges                                --           3,936           $ 37,988          1.31%             --
    2001   Lowest contract charges 0.50% Class B (f)      $ 12.57              --                 --            --           (5.97)%
           Highest contract charges 1.70% Class B (i)     $ 11.88              --                 --            --           (4.52)%
           All contract charges                                --           4,173           $ 50,494          0.93%             --
    2000   Lowest contact charges 1.15% Class B           $ 13.24              --                 --            --            5.58%
           Highest contract charges 1.60% Class B (a)     $ 13.02              --                 --            --            5.08%
           All contract charges                                --           3,941           $ 51,930          0.96%             --
    1999   Lowest contact charges 1.15% Class B           $ 12.54              --                 --            --           (2.49)%
           Highest contact charges 1.60% Class B (a)      $ 12.39              --                 --            --           (2.94)%
           All contract charges                                --           4,267           $ 53,363          7.95%             --

EQ/Putnam Voyager
-----------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (k)      $ 12.14              --                 --            --           23.38%
           Highest contract charges 1.70% Class B (k)     $ 11.20              --                 --            --           21.87%
           All contract charges                                --             117           $  1,335          0.16%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (k)      $  9.84              --                 --            --          (25.85)%
           Highest contract charges 1.70% Class B (k)     $  9.19              --                 --            --          (26.66)%
           All contract charges                                --              52           $    489          0.28%             --

EQ/Small Company Index
----------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 13.02              --                 --            --           45.15%
           Highest contract charges 1.70% Class B (i)     $ 12.10              --                 --            --           43.36%
           All contract charges                                --              --           $ 32,226          0.31%             --
    2002   Unit Value 0.50% to 1.70%*                                       2,615
           Lowest contract charges 0.50% Class B (f)      $  8.97              --                 --            --          (21.32)%
           Highest contract charges 1.70% Class B (i)     $  8.44              --                 --            --          (22.29)%
           All contract charges                                --           2,065           $ 17,685          0.55%             --
    2001   Lowest contract charges 0.50% Class B (f)      $ 11.40              --                 --            --            6.23%
           Highest contract charges 1.70% Class B (i)     $ 10.86              --                 --            --            1.92%
           All contract charges                                --           1,820           $ 20,008          0.62%             --
    2000   Lowest contact charges 1.15% Class B           $ 11.01              --                 --            --           (4.43)%
           Highest contract charges 1.60% Class B (a)     $ 10.86              --                 --            --           (4.94)%
           All contract charges                                --           1,511           $ 16,535          7.39%             --
    1999   Lowest contact charges 1.15% Class B           $ 11.52              --                 --            --           19.25%
           Highest contact charges 1.60% Class B (a)      $ 11.42              --                 --            --           18.80%
           All contract charges                                --           1,113           $ 12,790          7.54%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Concluded)

December 31, 2003

7. Accumulation Unit Values

        (Concluded)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ----------------------------------------------------------------------------
                                                           Units            Units          Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                        --------------------------------- ------------ ---------------- ------------
EQ/Technology
-------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)       $ 4.21           --                --            --           42.71%
           Highest contract charges 1.70% Class B (i)      $ 4.02           --                --            --           41.05%
           All contract charges                                --       10,852           $44,034            --              --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)       $ 2.95           --                --            --          (41.00)%
           Highest contract charges 1.70% Class B (i)      $ 2.85           --                --            --          (41.84)%
           All contract charges                                --       11,109           $31,875            --              --
    2001   Lowest contract charges 0.50% Class B (f)       $ 5.00           --                --            --          (18.87)%
           Highest contract charges 1.70% Class B (i)      $ 4.90           --                --            --           (3.10)%
           All contract charges                                --       11,149           $54,838          0.01%             --
    2000   Lowest contact charges 1.15% Class B            $ 6.62           --                --            --          (33.77)%
           Highest contract charges 1.60% Class B (c)      $ 6.60           --                --            --          (33.97)%
           All contract charges                                --        6,316           $41,744            --              --

(a) Units were made available for sale on May 1, 1999.
(b) Units were made available for sale on March 1, 2000.
(c) Units were made available for sale on May 2, 2000.
(d) Units were made available for sale on September 5, 2000.
(e) A substitution of BT Equity 500 Index Portfolio for EQ/Equity 500 Index occurred on October 6, 2000.
(f) Units were made available for sale on January 2, 2001.
(g) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for AXA Moderate Allocation occurred on May 18, 2001. Units in AXA Moderate Allocation were made available for sale on May 18, 2001 (See Note 5).
(h) A substitution of T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
(i) Units were made available for sale on August 13, 2001.
(j) Units were made available for sale on September 4, 2001.
(k) Units were made available on January 14, 2002.
(l) A substitution of EQ/T. Rowe Price International Stock Portfolio for EQ/Mercury International Value Portfolio occurred on April 26, 2002 (See
    Note 5).
(m) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002 (See Note 5).
(n) A substitution of EQ/AXP Strategy Aggressive Portfolio for EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002 (See Note 5).
(o) A substitution of EQ/Alliance Global Portfolio for EQ/Alliance International Portfolio occurred on November 22, 2002 (See Note 5).
(p) A substitution of EQ/Alliance Growth Investors Portfolios for AXA Moderate Allocation Portfolio occurred on November 22, 2002 (See Note 5).
(q) A substitution of EQ/MFS Research Portfolio for EQ/Capital Guardian Research Portfolio occurred on November 22, 2002 (see Note 5).
(r) A substitution of EQ/International Equity Index Portfolio for EQ/Alliance International Portfolio occurred on May 2, 2003 (See Note 5).

* Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60%, 1.70% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The Investment Income ratio represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

INDEX TO FINANCIAL STATEMENTS


Report of Independent Auditors............................................   A-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2003................   A-3
   Statements of Operations for the Year Ended December 31, 2003..........  A-22
   Statements of Changes in Net Assets for the Years Ended
      December 31, 2003 and 2002..........................................  A-29
   Notes to Financial Statements..........................................  A-41


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Auditors............................................   F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2003 and 2002................   F-2
   Consolidated Statements of Earnings, Years Ended
      December 31, 2003, 2002 and 2001....................................   F-3
   Consolidated Statements of Shareholder's Equity and
      Comprehensive Income, Years Ended December 31, 2003, 2002 and 2001.. F-4 Consolidated Statements of Cash Flows, Years Ended
      December 31, 2003, 2002 and 2001....................................   F-5
   Notes to Consolidated Financial Statements.............................   F-7

                        REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account No. 49 of The Equitable Life Assurance Society of the United States



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 49 at December 31, 2003, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2003 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York
March 9, 2004

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2003


                                                    AXA Aggressive  AXA Conservative   AXA Conservative-Plus
                                                      Allocation       Allocation            Allocation
                                                   --------------- ------------------ -----------------------
Assets:
Investment in shares of The Trusts, at fair value     $6,783,109       $5,098,515            $8,668,349
Receivable for The Trusts shares sold ............            --               --                    --
Receivable for policy-related transactions .......       410,052          854,076               745,349
                                                      ----------       ----------            ----------
  Total assets ...................................     7,193,161        5,952,591             9,413,698
                                                      ----------       ----------            ----------
Liabilities:
Payable for The Trusts shares purchased ..........       410,052          854,076               745,349
Payable for policy-related transactions ..........            --               --                    --
                                                      ----------       ----------            ----------
  Total liabilities ..............................       410,052          854,076               745,349
                                                      ----------       ----------            ----------
Net Assets .......................................    $6,783,109       $5,098,515            $8,668,349
                                                      ==========       ==========            ==========
Accumulation Units ...............................    $6,664,336       $4,988,569            $8,551,723
Retained by Equitable Life in Separate Account
 No. 49 ..........................................       118,773          109,946               116,626
                                                      ----------       ----------            ----------
Total net assets .................................    $6,783,109       $5,098,515            $8,668,349
                                                      ==========       ==========            ==========
Investments in shares of The Trusts, at cost .....    $6,597,930       $5,092,426            $8,584,867
The Trusts shares held
 Class A .........................................         5,021            5,066                 5,067
 Class B .........................................       597,220          482,631               808,299



                                                     AXA Moderate   AXA Moderate-Plus    AXA Premier VIP
                                                      Allocation        Allocation      Aggressive Equity
                                                    -------------- ------------------- ------------------
Assets:
Investment in shares of The Trusts, at fair value    $653,911,297      $25,886,716        $101,412,272
Receivable for The Trusts shares sold ............             --               --              35,688
Receivable for policy-related transactions .......      1,044,373          234,527                  --
                                                     ------------      -----------        ------------
  Total assets ...................................    654,955,670       26,121,243         101,447,960
                                                     ------------      -----------        ------------
Liabilities:
Payable for The Trusts shares purchased ..........      1,044,369          234,551                  --
Payable for policy-related transactions ..........             --               --              35,690
                                                     ------------      -----------        ------------
  Total liabilities ..............................      1,044,369          234,551              35,690
                                                     ------------      -----------        ------------
Net Assets .......................................   $653,911,301      $25,886,692        $101,412,270
                                                     ============      ===========        ============
Accumulation Units ...............................   $653,816,654      $25,767,676        $101,343,937
Retained by Equitable Life in Separate Account
 No. 49 ..........................................         94,647          119,016              68,333
                                                     ------------      -----------        ------------
Total net assets .................................   $653,911,301      $25,886,692        $101,412,270
                                                     ============      ===========        ============
Investments in shares of The Trusts, at cost .....   $605,205,348      $25,179,675        $121,689,809
The Trusts shares held
 Class A .........................................             --            5,041                  --
 Class B .........................................     44,943,111        2,311,712           4,563,128

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                         AXA Premier VIP  AXA Premier VIP   AXA Premier VIP      AXA Premier VIP
                                                            Core Bond       Health Care        High Yield     International Equity
                                                        ---------------- ----------------- ----------------- ----------------------
Assets:
Investment in shares of The Trusts, at fair value .....   $516,199,383      $113,832,852      $673,254,459        $117,674,984
Receivable for The Trusts shares sold .................             --                --                --                  --
Receivable for policy-related transactions ............        916,395           122,918         1,134,143             509,655
                                                          ------------      ------------      ------------        ------------
  Total assets ........................................    517,115,778       113,955,770       674,388,602         118,184,639
                                                          ------------      ------------      ------------        ------------
Liabilities:
Payable for The Trusts shares purchased ...............        916,487           122,765         1,134,149             509,656
Payable for policy-related transactions ...............             --                --                --                  --
                                                          ------------      ------------      ------------        ------------
  Total liabilities ...................................        916,487           122,765         1,134,149             509,656
                                                          ------------      ------------      ------------        ------------
Net Assets ............................................   $516,199,291      $113,833,005      $673,254,453        $117,674,983
                                                          ============      ============      ============        ============
Accumulation Units ....................................   $516,125,121      $113,738,863      $673,177,570        $117,578,529
Retained by Equitable Life in Separate Account
 No. 49 ...............................................         74,170            94,142            76,883              96,454
                                                          ------------      ------------      ------------        ------------
Total net assets ......................................   $516,199,291      $113,833,005      $673,254,453        $117,674,983
                                                          ============      ============      ============        ============
Investments in shares of The Trusts, at cost ..........   $517,108,861      $ 99,213,532      $698,021,748        $ 98,948,658
The Trusts shares held
 Class A ..............................................             --                --                --                  --
 Class B ..............................................     49,600,829        11,197,981       120,334,192          11,122,879



                                                            AXA Premier VIP       AXA Premier VIP   AXA Premier VIP
                                                         Large Cap Core Equity   Large Cap Growth   Large Cap Value
                                                        ----------------------- ------------------ -----------------
Assets:
Investment in shares of The Trusts, at fair value .....       $102,252,414         $197,135,642       $207,077,110
Receivable for The Trusts shares sold .................                 --                   --                 --
Receivable for policy-related transactions ............            119,671              739,846            461,409
                                                              ------------         ------------       ------------
  Total assets ........................................        102,372,085          197,875,488        207,538,519
                                                              ------------         ------------       ------------
Liabilities:
Payable for The Trusts shares purchased ...............            119,671              739,996            461,259
Payable for policy-related transactions ...............                 --                   --                 --
                                                              ------------         ------------       ------------
  Total liabilities ...................................            119,671              739,996            461,259
                                                              ------------         ------------       ------------
Net Assets ............................................       $102,252,414         $197,135,492       $207,077,260
                                                              ============         ============       ============
Accumulation Units ....................................       $102,131,046         $197,049,588       $206,969,237
Retained by Equitable Life in Separate Account
 No. 49 ...............................................            121,368               85,904            108,023
                                                              ------------         ------------       ------------
Total net assets ......................................       $102,252,414         $197,135,492       $207,077,260
                                                              ============         ============       ============
Investments in shares of The Trusts, at cost ..........       $ 87,086,586         $169,970,248       $176,625,574
The Trusts shares held
 Class A ..............................................                 --                   --                 --
 Class B ..............................................         10,335,909           21,938,431         20,147,469

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                            AXA Premier VIP       AXA Premier VIP     AXA Premier VIP
                                                         Small/Mid Cap Growth   Small/Mid Cap Value      Technology
                                                        ---------------------- --------------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value .....      $246,795,946           $218,475,603        $67,252,330
Receivable for The Trusts shares sold .................                --                     --                 --
Receivable for policy-related transactions ............           626,662                623,823            409,516
                                                             ------------           ------------        -----------
  Total assets ........................................       247,422,608            219,099,426         67,661,846
                                                             ------------           ------------        -----------
Liabilities:
Payable for The Trusts shares purchased ...............           626,667                623,821            409,582
Payable for policy-related transactions ...............                --                     --                 --
                                                             ------------           ------------        -----------
  Total liabilities ...................................           626,667                623,821            409,582
                                                             ------------           ------------        -----------
Net Assets ............................................      $246,795,941           $218,475,605        $67,252,264
                                                             ============           ============        ===========
Accumulation Units ....................................      $246,717,419           $218,393,392        $67,140,542
Retained by Equitable Life in Separate Account
 No. 49 ...............................................            78,522                 82,213            111,722
                                                             ------------           ------------        -----------
Total net assets ......................................      $246,795,941           $218,475,605        $67,252,264
                                                             ============           ============        ===========
Investments in shares of The Trusts, at cost ..........      $205,137,370           $176,368,336        $58,871,070
The Trusts shares held
 Class A ..............................................                --                     --                 --
 Class B ..............................................        28,352,086             20,912,470          7,624,564



                                                            AXA Rosenberg VIT        EQ/Alliance        EQ/Alliance
                                                         Value Long/Short Equity     Common Stock    Growth and Income
                                                        ------------------------- ----------------- -------------------
Assets:
Investment in shares of The Trusts, at fair value .....          $967,526          $  878,110,740       $427,836,097
Receivable for The Trusts shares sold .................                --                      --                 --
Receivable for policy-related transactions ............             4,448               1,071,128          1,068,502
                                                                 --------          --------------       ------------
  Total assets ........................................           971,974             879,181,868        428,904,599
                                                                 --------          --------------       ------------
Liabilities:
Payable for The Trusts shares purchased ...............             4,448               1,072,737          1,068,482
Payable for policy-related transactions ...............                --                      --                 --
                                                                 --------          --------------       ------------
  Total liabilities ...................................             4,448               1,072,737          1,068,482
                                                                 --------          --------------       ------------
Net Assets ............................................          $967,526          $  878,109,131       $427,836,117
                                                                 ========          ==============       ============
Accumulation Units ....................................          $966,172          $  877,988,129       $427,792,817
Retained by Equitable Life in Separate Account
 No. 49 ...............................................             1,354                 121,002             43,300
                                                                 --------          --------------       ------------
Total net assets ......................................          $967,526          $  878,109,131       $427,836,117
                                                                 ========          ==============       ============
Investments in shares of The Trusts, at cost ..........          $977,068          $1,047,562,138       $365,577,418
The Trusts shares held
 Class A ..............................................                --                      --                 --
 Class B ..............................................           100,366              57,101,839         25,891,604



                                                          EQ/Alliance
                                                          Intermediate
                                                           Government
                                                           Securities
                                                        ---------------
Assets:
Investment in shares of The Trusts, at fair value .....  $328,235,850
Receivable for The Trusts shares sold .................            --
Receivable for policy-related transactions ............       471,784
                                                         ------------
  Total assets ........................................   328,707,634
                                                         ------------
Liabilities:
Payable for The Trusts shares purchased ...............       471,216
Payable for policy-related transactions ...............            --
                                                         ------------
  Total liabilities ...................................       471,216
                                                         ------------
Net Assets ............................................  $328,236,418
                                                         ============
Accumulation Units ....................................  $328,020,256
Retained by Equitable Life in Separate Account
 No. 49 ...............................................       216,162
                                                         ------------
Total net assets ......................................  $328,236,418
                                                         ============
Investments in shares of The Trusts, at cost ..........  $337,761,786
The Trusts shares held
 Class A ..............................................            --
 Class B ..............................................    32,653,032

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                     EQ/Alliance      EQ/Alliance     EQ/Alliance       EQ/Alliance
                                                    International   Premier Growth   Quality Bond    Small Cap Growth
                                                   --------------- ---------------- --------------  ------------------
Assets:
Investment in shares of The Trusts, at fair value   $233,194,563     $327,944,418    $258,111,099      $334,210,852
Receivable for The Trusts shares sold ............            --               --              --                --
Receivable for policy-related transactions .......       197,117          194,303         215,660           267,821
                                                    ------------     ------------    ------------      ------------
  Total assets ...................................   233,391,680      328,138,721     258,326,759       334,478,673
                                                    ------------     ------------    ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ..........       197,118            5,187         215,739           267,818
Payable for policy-related transactions ..........            --               --              --                --
                                                    ------------     ------------    ------------      ------------
  Total liabilities ..............................       197,118            5,187         215,739           267,818
                                                    ------------     ------------    ------------      ------------
Net Assets .......................................  $233,194,562     $328,133,534    $258,111,020      $334,210,855
                                                    ============     ============    ============      ============
Accumulation Units ...............................  $232,934,543     $326,648,781    $258,082,930      $333,931,132
Retained by Equitable Life in Separate Account
 No. 49 ..........................................       260,019        1,484,753          28,090           279,723
                                                    ------------     ------------    ------------      ------------
Total net assets .................................  $233,194,562     $328,133,534    $258,111,020      $334,210,855
                                                    ============     ============    ============      ============
Investments in shares of The Trusts, at cost .....  $195,238,394     $420,813,017    $259,731,520      $325,912,850
The Trusts shares held
 Class A .........................................            --               --              --                --
 Class B .........................................    24,552,862       52,882,939      25,327,032        26,656,256


                                                                         EQ/Calvert    EQ/Capital
                                                       EQ/Bernstein       Socially      Guardian
                                                    Diversified Value   Responsible   International
                                                   ------------------- ------------- --------------
Assets:
Investment in shares of The Trusts, at fair value      $907,923,024     $22,034,408   $324,214,099
Receivable for The Trusts shares sold ............               --              --             --
Receivable for policy-related transactions .......        1,105,326          79,868        453,123
                                                       ------------     -----------   ------------
  Total assets ...................................      909,028,350      22,114,276    324,667,222
                                                       ------------     -----------   ------------
Liabilities:
Payable for The Trusts shares purchased ..........        1,105,355          79,868        453,142
Payable for policy-related transactions ..........               --              --             --
                                                       ------------     -----------   ------------
  Total liabilities ..............................        1,105,355          79,868        453,142
                                                       ------------     -----------   ------------
Net Assets .......................................     $907,922,995     $22,034,408   $324,214,080
                                                       ============     ===========   ============
Accumulation Units ...............................     $907,822,648     $21,924,306   $323,808,568
Retained by Equitable Life in Separate Account
 No. 49 ..........................................          100,347         110,102        405,512
                                                       ------------     -----------   ------------
Total net assets .................................     $907,922,995     $22,034,408   $324,214,080
                                                       ============     ===========   ============
Investments in shares of The Trusts, at cost .....     $791,778,983     $19,165,579   $284,978,988
The Trusts shares held
 Class A .........................................               --              --             --
 Class B .........................................       71,163,053       2,928,844     33,621,447

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                             EQ/Capital           EQ/Capital         EQ/Emerginig
                                                         Guardian Research   Guardian U.S. Equity   Markets Equity
                                                        ------------------- ---------------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value .....     $562,889,087         $583,374,265        $164,200,906
Receivable for The Trusts shares sold .................               --                   --                  --
Receivable for policy-related transactions ............          173,306              844,706              32,492
                                                            ------------         ------------        ------------
  Total assets ........................................      563,062,393          584,218,971         164,233,398
                                                            ------------         ------------        ------------
Liabilities:
Payable for The Trusts shares purchased ...............          173,393              844,674              32,492
Payable for policy-related transactions ...............               --                   --                  --
                                                            ------------         ------------        ------------
  Total liabilities ...................................          173,393              844,674              32,492
                                                            ------------         ------------        ------------
Net Assets ............................................     $562,889,000         $583,374,297        $164,200,906
                                                            ============         ============        ============
Accumulation Units ....................................     $562,487,993         $583,096,182        $164,082,195
Retained by Equitable Life in Separate Account
 No. 49 ...............................................          401,007              278,115             118,711
                                                            ------------         ------------        ------------
Total net assets ......................................     $562,889,000         $583,374,297        $164,200,906
                                                            ============         ============        ============
Investments in shares of The Trusts, at cost ..........     $472,626,856         $503,377,877        $127,001,669
The Trusts shares held
 Class A ..............................................               --                   --                  --
 Class B ..............................................       52,302,202           55,182,452          20,056,037


                                                         EQ/Equity 500 Index   EQ/Evergreen Omega   EQ/FI Mid Cap
                                                        --------------------- -------------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value .....     $1,166,582,700         $79,159,610      $483,405,782
Receivable for The Trusts shares sold .................                 --                  --                --
Receivable for policy-related transactions ............          1,341,922             232,520           984,776
                                                            --------------         -----------      ------------
  Total assets ........................................      1,167,924,622          79,392,130       484,390,558
                                                            --------------         -----------      ------------
Liabilities:
Payable for The Trusts shares purchased ...............          1,347,634             227,208           984,768
Payable for policy-related transactions ...............                 --                  --                --
                                                            --------------         -----------      ------------
  Total liabilities ...................................          1,347,634             227,208           984,768
                                                            --------------         -----------      ------------
Net Assets ............................................     $1,166,576,988         $79,164,922      $483,405,790
                                                            ==============         ===========      ============
Accumulation Units ....................................     $1,166,468,149         $78,211,652      $483,002,193
Retained by Equitable Life in Separate Account
 No. 49 ...............................................            108,839             953,270           403,597
                                                            --------------         -----------      ------------
Total net assets ......................................     $1,166,576,988         $79,164,922      $483,405,790
                                                            ==============         ===========      ============
Investments in shares of The Trusts, at cost ..........     $1,156,844,121         $68,715,827      $389,885,634
The Trusts shares held
 Class A ..............................................                 --                  --                --
 Class B ..............................................         54,827,018           9,437,424        47,636,488


                                                         EQ/FI Small/Mid
                                                            Cap Value
                                                        -----------------
Assets:
Investment in shares of The Trusts, at fair value .....    $441,657,454
Receivable for The Trusts shares sold .................              --
Receivable for policy-related transactions ............         526,614
                                                           ------------
  Total assets ........................................     442,184,068
                                                           ------------
Liabilities:
Payable for The Trusts shares purchased ...............         528,072
Payable for policy-related transactions ...............              --
                                                           ------------
  Total liabilities ...................................         528,072
                                                           ------------
Net Assets ............................................    $441,655,996
                                                           ============
Accumulation Units ....................................    $441,408,486
Retained by Equitable Life in Separate Account
 No. 49 ...............................................         247,510
                                                           ------------
Total net assets ......................................    $441,655,996
                                                           ============
Investments in shares of The Trusts, at cost ..........    $366,680,581
The Trusts shares held
 Class A ..............................................              --
 Class B ..............................................      33,774,725

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                    EQ/J.P. Morgan  EQ/Janus Large   EQ/Lazard Small
                                                      Core Bond       Cap Growth        Cap Value      EQ/Marsico Focus
                                                   --------------- ---------------- ----------------- ------------------
Assets:
Investment in shares of The Trusts, at fair value   $963,639,969     $156,736,700      $550,184,677      $646,044,296
Receivable for The Trusts shares sold ............            --               --                --                --
Receivable for policy-related transactions .......       496,530          207,219           904,376         1,283,198
                                                    ------------     ------------      ------------      ------------
  Total assets ...................................   964,136,499      156,943,919       551,089,053       647,327,494
                                                    ------------     ------------      ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ..........       496,255          207,219           903,883         1,286,607
Payable for policy-related transactions ..........            --               --                --                --
                                                    ------------     ------------      ------------      ------------
  Total liabilities ..............................       496,255          207,219           903,883         1,286,607
                                                    ------------     ------------      ------------      ------------
Net Assets .......................................  $963,640,244     $156,736,700      $550,185,170      $646,040,887
                                                    ============     ============      ============      ============
Accumulation Units ...............................  $963,307,954     $156,360,524      $549,902,102      $646,010,274
Retained by Equitable Life in Separate Account
 No. 49 ..........................................       332,290          376,176           283,068            30,613
                                                    ------------     ------------      ------------      ------------
Total net assets .................................  $963,640,244     $156,736,700      $550,185,170      $646,040,887
                                                    ============     ============      ============      ============
Investments in shares of The Trusts, at cost .....  $965,731,497     $152,610,137      $452,049,336      $558,622,759
The Trusts shares held
 Class A .........................................            --               --                --                --
 Class B .........................................    86,171,890       27,547,383        41,369,212        48,941,548


                                                    EQ/Mercury Basic        EQ/Mercury       EQ/MFS Emerging
                                                      Value Equity     International Value   Growth Companies
                                                   ------------------ --------------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value     $466,887,838         $416,239,158        $252,327,426
Receivable for The Trusts shares sold ............              --               23,198             103,355
Receivable for policy-related transactions .......         830,316                   --                  --
                                                      ------------         ------------        ------------
  Total assets ...................................     467,718,154          416,262,356         252,430,781
                                                      ------------         ------------        ------------
Liabilities:
Payable for The Trusts shares purchased ..........         831,031                   --                  --
Payable for policy-related transactions ..........              --               23,198              99,250
                                                      ------------         ------------        ------------
  Total liabilities ..............................         831,031               23,198              99,250
                                                      ------------         ------------        ------------
Net Assets .......................................    $466,887,123         $416,239,158        $252,331,531
                                                      ============         ============        ============
Accumulation Units ...............................    $466,738,637         $415,925,188        $252,025,167
Retained by Equitable Life in Separate Account
 No. 49 ..........................................         148,486              313,970             306,364
                                                      ------------         ------------        ------------
Total net assets .................................    $466,887,123         $416,239,158        $252,331,531
                                                      ============         ============        ============
Investments in shares of The Trusts, at cost .....    $397,148,052         $419,946,715        $311,557,293
The Trusts shares held
 Class A .........................................              --                   --                  --
 Class B .........................................      31,680,959           38,313,031          21,683,600

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                         EQ/MFS                               EQ/Putnam           EQ/Putnam
                                                    Investors Trust   EQ/Money Market   Growth & Income Value      Voyager
                                                   ----------------- ----------------- ----------------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value     $267,108,265      $588,112,551         $472,150,957       $255,042,767
Receivable for The Trusts shares sold ............              --                --                   --            116,704
Receivable for policy-related transactions .......         227,226         1,405,864               26,251                 --
                                                      ------------      ------------         ------------       ------------
  Total assets ...................................     267,335,491       589,518,415          472,177,208        255,159,471
                                                      ------------      ------------         ------------       ------------
Liabilities:
Payable for The Trusts shares purchased ..........         255,668         1,578,570               26,252                 --
Payable for policy-related transactions ..........              --                --                   --            116,704
                                                      ------------      ------------         ------------       ------------
  Total liabilities ..............................         255,668         1,578,570               26,252            116,704
                                                      ------------      ------------         ------------       ------------
Net Assets .......................................    $267,079,823      $587,939,845         $472,150,956       $255,042,767
                                                      ============      ============         ============       ============
Accumulation Units ...............................    $266,997,571      $587,929,052         $471,766,228       $254,403,865
Retained by Equitable Life in Separate Account
 No. 49 ..........................................          82,252            10,793              384,728            638,902
                                                      ------------      ------------         ------------       ------------
Total net assets .................................    $267,079,823      $587,939,845         $472,150,956       $255,042,767
                                                      ============      ============         ============       ============
Investments in shares of The Trusts, at cost .....    $281,262,145      $591,877,761         $469,952,920       $301,739,752
The Trusts shares held
 Class A .........................................              --                --                   --                 --
 Class B .........................................      31,246,937        57,034,215           41,943,963         21,493,543


                                                       EQ/Small
                                                    Company Index   EQ/Technology   U.S. Real Estate
                                                   --------------- --------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value   $240,254,902    $120,848,794       $2,060,885
Receivable for The Trusts shares sold ............            --              --               --
Receivable for policy-related transactions .......       462,864         233,835          172,535
                                                    ------------    ------------       ----------
  Total assets ...................................   240,717,766     121,082,629        2,233,420
                                                    ------------    ------------       ----------
Liabilities:
Payable for The Trusts shares purchased ..........       462,864         233,835          172,535
Payable for policy-related transactions ..........            --              --               --
                                                    ------------    ------------       ----------
  Total liabilities ..............................       462,864         233,835          172,535
                                                    ------------    ------------       ----------
Net Assets .......................................  $240,254,902    $120,848,794       $2,060,885
                                                    ============    ============       ==========
Accumulation Units ...............................  $239,728,244    $120,700,351       $2,058,301
Retained by Equitable Life in Separate Account
 No. 49 ..........................................       526,658         148,443            2,584
                                                    ------------    ------------       ----------
Total net assets .................................  $240,254,902    $120,848,794       $2,060,885
                                                    ============    ============       ==========
Investments in shares of The Trusts, at cost .....  $199,420,576    $113,561,100       $2,010,330
The Trusts shares held
 Class A .........................................            --             461          132,618
 Class B .........................................    22,956,093      28,197,887               --

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                                Contract charges     Unit Fair Value     Units Outstanding (000's)
                                               ------------------   -----------------   --------------------------
AXA Aggressive Allocation ..................     Class B 1.25%           $ 10.68                     186
AXA Aggressive Allocation ..................     Class B 1.50%           $ 10.67                     212
AXA Aggressive Allocation ..................     Class B 1.65%           $ 10.66                     195
AXA Aggressive Allocation ..................     Class B 1.70%           $ 10.66                      32

AXA Conservative Allocation ................     Class B 1.25%           $ 10.32                     153
AXA Conservative Allocation ................     Class B 1.50%           $ 10.31                     213
AXA Conservative Allocation ................     Class B 1.65%           $ 10.31                     116
AXA Conservative Allocation ................     Class B 1.70%           $ 10.30                       1

AXA Conservative-Plus Allocation ...........     Class B 1.25%           $ 10.42                      78
AXA Conservative-Plus Allocation ...........     Class B 1.50%           $ 10.41                     444
AXA Conservative-Plus Allocation ...........     Class B 1.65%           $ 10.41                     215
AXA Conservative-Plus Allocation ...........     Class B 1.70%           $ 10.41                      84

AXA Moderate Allocation ....................     Class B 0.50%           $ 48.11                      --
AXA Moderate Allocation ....................     Class B 0.95%           $ 44.36                       3
AXA Moderate Allocation ....................     Class B 1.20%           $ 42.39                   4,208
AXA Moderate Allocation ....................     Class B 1.25%           $ 10.52                   1,082
AXA Moderate Allocation ....................     Class B 1.35%           $ 41.25                     732
AXA Moderate Allocation ....................     Class B 1.40%           $ 40.88                   6,360
AXA Moderate Allocation ....................     Class B 1.50%           $ 10.51                   2,029
AXA Moderate Allocation ....................     Class B 1.55%           $ 39.77                     461
AXA Moderate Allocation ....................     Class B 1.60%           $ 39.41                   2,733
AXA Moderate Allocation ....................     Class B 1.65%           $ 10.51                     970
AXA Moderate Allocation ....................     Class B 1.70%           $ 38.70                     383
AXA Moderate Allocation ....................     Class B 1.80%           $ 38.00                      25
AXA Moderate Allocation ....................     Class B 1.90%           $ 37.31                      11

AXA Moderate-Plus Allocation ...............     Class B 1.25%           $ 10.68                     815
AXA Moderate-Plus Allocation ...............     Class B 1.50%           $ 10.67                     994
AXA Moderate-Plus Allocation ...............     Class B 1.65%           $ 10.67                     560
AXA Moderate-Plus Allocation ...............     Class B 1.70%           $ 10.66                      46

AXA Premier VIP Aggressive Equity ..........     Class B 0.50%           $ 56.83                      --
AXA Premier VIP Aggressive Equity ..........     Class B 0.95%           $ 52.40                       1
AXA Premier VIP Aggressive Equity ..........     Class B 1.20%           $ 50.07                     265
AXA Premier VIP Aggressive Equity ..........     Class B 1.25%           $ 10.68                      14
AXA Premier VIP Aggressive Equity ..........     Class B 1.35%           $ 48.73                     812
AXA Premier VIP Aggressive Equity ..........     Class B 1.40%           $ 48.29                     352
AXA Premier VIP Aggressive Equity ..........     Class B 1.50%           $ 10.67                      70
AXA Premier VIP Aggressive Equity ..........     Class B 1.55%           $ 46.99                     211
AXA Premier VIP Aggressive Equity ..........     Class B 1.60%           $ 46.56                     429
AXA Premier VIP Aggressive Equity ..........     Class B 1.65%           $ 10.66                      15
AXA Premier VIP Aggressive Equity ..........     Class B 1.70%           $ 45.72                      10
AXA Premier VIP Aggressive Equity ..........     Class B 1.80%           $ 44.89                       1
AXA Premier VIP Aggressive Equity ..........     Class B 1.90%           $ 44.08                      --

AXA Premier VIP Core Bond ..................     Class B 0.50%           $ 11.11                      --
AXA Premier VIP Core Bond ..................     Class B 0.95%           $ 11.01                      --
AXA Premier VIP Core Bond ..................     Class B 1.20%           $ 10.96                  12,153
AXA Premier VIP Core Bond ..................     Class B 1.25%           $ 10.18                     202
AXA Premier VIP Core Bond ..................     Class B 1.35%           $ 10.92                   1,187
AXA Premier VIP Core Bond ..................     Class B 1.40%           $ 10.91                  21,868
AXA Premier VIP Core Bond ..................     Class B 1.50%           $ 10.17                     446
AXA Premier VIP Core Bond ..................     Class B 1.55%           $ 10.88                   1,625
AXA Premier VIP Core Bond ..................     Class B 1.60%           $ 10.87                   8,217

   The accompanying notes are an integral part of these financial statements.
                                      A-10

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                                   Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                  ------------------   -----------------   --------------------------
AXA Premier VIP Core Bond .....................     Class B 1.65%           $ 10.16                     301
AXA Premier VIP Core Bond .....................     Class B 1.70%           $ 10.84                   1,202
AXA Premier VIP Core Bond .....................     Class B 1.80%           $ 10.82                     146
AXA Premier VIP Core Bond .....................     Class B 1.90%           $ 10.80                      18

AXA Premier VIP Health Care ...................     Class B 0.50%           $ 10.16                      --
AXA Premier VIP Health Care ...................     Class B 0.95%           $ 10.06                      --
AXA Premier VIP Health Care ...................     Class B 1.20%           $ 10.01                   3,394
AXA Premier VIP Health Care ...................     Class B 1.25%           $ 10.60                      79
AXA Premier VIP Health Care ...................     Class B 1.35%           $  9.98                     383
AXA Premier VIP Health Care ...................     Class B 1.40%           $  9.97                   5,004
AXA Premier VIP Health Care ...................     Class B 1.50%           $ 10.59                     124
AXA Premier VIP Health Care ...................     Class B 1.55%           $  9.94                     375
AXA Premier VIP Health Care ...................     Class B 1.60%           $  9.93                   1,758
AXA Premier VIP Health Care ...................     Class B 1.65%           $ 10.59                      86
AXA Premier VIP Health Care ...................     Class B 1.70%           $  9.91                     143
AXA Premier VIP Health Care ...................     Class B 1.80%           $  9.89                      32
AXA Premier VIP Health Care ...................     Class B 1.90%           $  9.87                       3

AXA Premier VIP High Yield ....................     Class B 0.50%           $ 31.80                      --
AXA Premier VIP High Yield ....................     Class B 0.95%           $ 29.44                      11
AXA Premier VIP High Yield ....................     Class B 1.20%           $ 28.20                   4,511
AXA Premier VIP High Yield ....................     Class B 1.25%           $ 10.60                     371
AXA Premier VIP High Yield ....................     Class B 1.35%           $ 27.48                   3,959
AXA Premier VIP High Yield ....................     Class B 1.40%           $ 27.25                   7,467
AXA Premier VIP High Yield ....................     Class B 1.50%           $ 10.59                     712
AXA Premier VIP High Yield ....................     Class B 1.55%           $ 26.55                   2,218
AXA Premier VIP High Yield ....................     Class B 1.60%           $ 26.32                   5,467
AXA Premier VIP High Yield ....................     Class B 1.65%           $ 10.59                     281
AXA Premier VIP High Yield ....................     Class B 1.70%           $ 25.87                     557
AXA Premier VIP High Yield ....................     Class B 1.80%           $ 25.43                      57
AXA Premier VIP High Yield ....................     Class B 1.90%           $ 24.99                      11

AXA Premier VIP International Equity ..........     Class B 0.50%           $ 10.52                      --
AXA Premier VIP International Equity ..........     Class B 0.95%           $ 10.43                       3
AXA Premier VIP International Equity ..........     Class B 1.20%           $ 10.38                   3,008
AXA Premier VIP International Equity ..........     Class B 1.25%           $ 11.25                      68
AXA Premier VIP International Equity ..........     Class B 1.35%           $ 10.34                     494
AXA Premier VIP International Equity ..........     Class B 1.40%           $ 10.33                   5,137
AXA Premier VIP International Equity ..........     Class B 1.50%           $ 11.24                     191
AXA Premier VIP International Equity ..........     Class B 1.55%           $ 10.30                     323
AXA Premier VIP International Equity ..........     Class B 1.60%           $ 10.29                   1,684
AXA Premier VIP International Equity ..........     Class B 1.65%           $ 11.23                      65
AXA Premier VIP International Equity ..........     Class B 1.70%           $ 10.27                     360
AXA Premier VIP International Equity ..........     Class B 1.80%           $ 10.25                       7
AXA Premier VIP International Equity ..........     Class B 1.90%           $ 10.23                       6

AXA Premier VIP Large Cap Core Equity .........     Class B 0.50%           $  9.83                      --
AXA Premier VIP Large Cap Core Equity .........     Class B 0.95%           $  9.74                       9
AXA Premier VIP Large Cap Core Equity .........     Class B 1.20%           $  9.69                   2,952
AXA Premier VIP Large Cap Core Equity .........     Class B 1.25%           $ 10.59                      26
AXA Premier VIP Large Cap Core Equity .........     Class B 1.35%           $  9.66                     248
AXA Premier VIP Large Cap Core Equity .........     Class B 1.40%           $  9.65                   4,778
AXA Premier VIP Large Cap Core Equity .........     Class B 1.50%           $ 10.58                     108
AXA Premier VIP Large Cap Core Equity .........     Class B 1.55%           $  9.62                     296
AXA Premier VIP Large Cap Core Equity .........     Class B 1.60%           $  9.61                   1,850

   The accompanying notes are an integral part of these financial statements.
                                      A-11

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                                   Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                  ------------------   -----------------   --------------------------
AXA Premier VIP Large Cap Core Equity .........     Class B 1.65%           $ 10.58                      19
AXA Premier VIP Large Cap Core Equity .........     Class B 1.70%           $  9.59                     238
AXA Premier VIP Large Cap Core Equity .........     Class B 1.80%           $  9.57                      28
AXA Premier VIP Large Cap Core Equity .........     Class B 1.90%           $  9.55                      15

AXA Premier VIP Large Cap Growth ..............     Class B 0.50%           $  8.90                      --
AXA Premier VIP Large Cap Growth ..............     Class B 0.95%           $  8.82                      --
AXA Premier VIP Large Cap Growth ..............     Class B 1.20%           $  8.77                   5,953
AXA Premier VIP Large Cap Growth ..............     Class B 1.25%           $ 10.47                     113
AXA Premier VIP Large Cap Growth ..............     Class B 1.35%           $  8.74                     802
AXA Premier VIP Large Cap Growth ..............     Class B 1.40%           $  8.74                   9,505
AXA Premier VIP Large Cap Growth ..............     Class B 1.50%           $ 10.46                     136
AXA Premier VIP Large Cap Growth ..............     Class B 1.55%           $  8.71                     759
AXA Premier VIP Large Cap Growth ..............     Class B 1.60%           $  8.70                   4,258
AXA Premier VIP Large Cap Growth ..............     Class B 1.65%           $ 10.45                      59
AXA Premier VIP Large Cap Growth ..............     Class B 1.70%           $  8.68                     792
AXA Premier VIP Large Cap Growth ..............     Class B 1.80%           $  8.67                      83
AXA Premier VIP Large Cap Growth ..............     Class B 1.90%           $  8.65                      36

AXA Premier VIP Large Cap Value ...............     Class B 0.50%           $ 10.40                      --
AXA Premier VIP Large Cap Value ...............     Class B 0.95%           $ 10.31                       1
AXA Premier VIP Large Cap Value ...............     Class B 1.20%           $ 10.26                   5,210
AXA Premier VIP Large Cap Value ...............     Class B 1.25%           $ 11.08                     106
AXA Premier VIP Large Cap Value ...............     Class B 1.35%           $ 10.23                     698
AXA Premier VIP Large Cap Value ...............     Class B 1.40%           $ 10.22                   8,731
AXA Premier VIP Large Cap Value ...............     Class B 1.50%           $ 11.07                     116
AXA Premier VIP Large Cap Value ...............     Class B 1.55%           $ 10.18                     635
AXA Premier VIP Large Cap Value ...............     Class B 1.60%           $ 10.17                   3,848
AXA Premier VIP Large Cap Value ...............     Class B 1.65%           $ 11.07                      59
AXA Premier VIP Large Cap Value ...............     Class B 1.70%           $ 10.15                     726
AXA Premier VIP Large Cap Value ...............     Class B 1.80%           $ 10.13                      81
AXA Premier VIP Large Cap Value ...............     Class B 1.90%           $ 10.11                      28

AXA Premier VIP Small/Mid Cap Growth ..........     Class B 0.50%           $  8.72                      --
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 0.95%           $  8.65                       3
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.20%           $  8.60                   7,657
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.25%           $ 10.54                     142
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.35%           $  8.58                   1,104
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.40%           $  8.57                  12,264
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.50%           $ 10.53                     274
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.55%           $  8.54                     720
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.60%           $  8.53                   5,628
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.65%           $ 10.53                      97
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.70%           $  8.52                     731
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.80%           $  8.50                      28
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.90%           $  8.48                      30

AXA Premier VIP Small/Mid Cap Value ...........     Class B 0.50%           $ 10.40                      --
AXA Premier VIP Small/Mid Cap Value ...........     Class B 0.95%           $ 10.30                       5
AXA Premier VIP Small/Mid Cap Value ...........     Class B 1.20%           $ 10.25                   5,443
AXA Premier VIP Small/Mid Cap Value ...........     Class B 1.25%           $ 11.01                     126
AXA Premier VIP Small/Mid Cap Value ...........     Class B 1.35%           $ 10.22                     820
AXA Premier VIP Small/Mid Cap Value ...........     Class B 1.40%           $ 10.21                   9,465
AXA Premier VIP Small/Mid Cap Value ...........     Class B 1.50%           $ 11.00                     288
AXA Premier VIP Small/Mid Cap Value ...........     Class B 1.55%           $ 10.18                     545
AXA Premier VIP Small/Mid Cap Value ...........     Class B 1.60%           $ 10.17                   3,927

   The accompanying notes are an integral part of these financial statements.
                                      A-12

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                                            Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                           ------------------   -----------------   --------------------------
AXA Premier VIP Small/Mid Cap Value ....................     Class B 1.65%          $  10.99                     103
AXA Premier VIP Small/Mid Cap Value ....................     Class B 1.70%          $  10.15                     560
AXA Premier VIP Small/Mid Cap Value ....................     Class B 1.80%          $  10.13                      42
AXA Premier VIP Small/Mid Cap Value ....................     Class B 1.90%          $  10.11                      23

AXA Premier VIP Technology .............................     Class B 0.50%          $   8.96                      --
AXA Premier VIP Technology .............................     Class B 0.95%          $   8.88                      --
AXA Premier VIP Technology .............................     Class B 1.20%          $   8.83                   1,530
AXA Premier VIP Technology .............................     Class B 1.25%          $  10.32                      57
AXA Premier VIP Technology .............................     Class B 1.35%          $   8.81                     571
AXA Premier VIP Technology .............................     Class B 1.40%          $   8.80                   3,799
AXA Premier VIP Technology .............................     Class B 1.50%          $  10.31                     103
AXA Premier VIP Technology .............................     Class B 1.55%          $   8.77                     278
AXA Premier VIP Technology .............................     Class B 1.60%          $   8.76                   1,117
AXA Premier VIP Technology .............................     Class B 1.65%          $  10.31                      35
AXA Premier VIP Technology .............................     Class B 1.70%          $   8.74                      98
AXA Premier VIP Technology .............................     Class B 1.80%          $   8.73                       5
AXA Premier VIP Technology .............................     Class B 1.90%          $   8.71                       4

AXA Rosenberg VIT Value Long/Short Equity ..............     Class B 1.25%          $  10.17                      19
AXA Rosenberg VIT Value Long/Short Equity ..............     Class B 1.50%          $  10.16                      32
AXA Rosenberg VIT Value Long/Short Equity ..............     Class B 1.65%          $  10.16                      43
AXA Rosenberg VIT Value Long/Short Equity ..............     Class B 1.70%          $  10.16                       1

EQ/Alliance Common Stock ...............................     Class B 0.50%          $ 268.33                      --
EQ/Alliance Common Stock ...............................     Class B 0.95%          $ 236.45                       2
EQ/Alliance Common Stock ...............................     Class B 1.20%          $ 220.33                     548
EQ/Alliance Common Stock ...............................     Class B 1.25%          $  10.94                     307
EQ/Alliance Common Stock ...............................     Class B 1.35%          $ 211.19                   1,588
EQ/Alliance Common Stock ...............................     Class B 1.40%          $ 208.22                     814
EQ/Alliance Common Stock ...............................     Class B 1.50%          $  10.93                     698
EQ/Alliance Common Stock ...............................     Class B 1.55%          $ 199.56                     484
EQ/Alliance Common Stock ...............................     Class B 1.60%          $ 196.75                     689
EQ/Alliance Common Stock ...............................     Class B 1.65%          $  10.92                     158
EQ/Alliance Common Stock ...............................     Class B 1.70%          $ 191.26                      29
EQ/Alliance Common Stock ...............................     Class B 1.80%          $ 185.90                       5
EQ/Alliance Common Stock ...............................     Class B 1.90%          $ 180.69                       3

EQ/Alliance Growth and Income ..........................     Class B 0.50%          $  27.85                      --
EQ/Alliance Growth and Income ..........................     Class B 0.95%          $  26.59                       2
EQ/Alliance Growth and Income ..........................     Class B 1.20%          $  25.91                   5,046
EQ/Alliance Growth and Income ..........................     Class B 1.25%          $  10.93                     209
EQ/Alliance Growth and Income ..........................     Class B 1.35%          $  25.51                     776
EQ/Alliance Growth and Income ..........................     Class B 1.40%          $  25.38                   6,681
EQ/Alliance Growth and Income ..........................     Class B 1.50%          $  10.93                     451
EQ/Alliance Growth and Income ..........................     Class B 1.55%          $  24.98                     535
EQ/Alliance Growth and Income ..........................     Class B 1.60%          $  24.85                   3,014
EQ/Alliance Growth and Income ..........................     Class B 1.65%          $  10.92                     127
EQ/Alliance Growth and Income ..........................     Class B 1.70%          $  24.60                     371
EQ/Alliance Growth and Income ..........................     Class B 1.80%          $  24.34                      57
EQ/Alliance Growth and Income ..........................     Class B 1.90%          $  24.09                      11

EQ/Alliance Intermediate Government Securities .........     Class B 0.50%          $  20.69                      --
EQ/Alliance Intermediate Government Securities .........     Class B 0.95%          $  19.53                       7
EQ/Alliance Intermediate Government Securities .........     Class B 1.20%          $  18.91                   4,619
EQ/Alliance Intermediate Government Securities .........     Class B 1.25%          $  10.10                     119
EQ/Alliance Intermediate Government Securities .........     Class B 1.35%          $  18.54                   1,651

   The accompanying notes are an integral part of these financial statements.
                                      A-13

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                                            Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                           ------------------   -----------------   --------------------------
EQ/Alliance Intermediate Government Securities .........     Class B 1.40%           $ 18.42                   6,022
EQ/Alliance Intermediate Government Securities .........     Class B 1.50%           $ 10.10                     216
EQ/Alliance Intermediate Government Securities .........     Class B 1.55%           $ 18.07                   1,357
EQ/Alliance Intermediate Government Securities .........     Class B 1.60%           $ 17.95                   3,448
EQ/Alliance Intermediate Government Securities .........     Class B 1.65%           $ 10.09                      69
EQ/Alliance Intermediate Government Securities .........     Class B 1.70%           $ 17.72                     458
EQ/Alliance Intermediate Government Securities .........     Class B 1.80%           $ 17.49                      18
EQ/Alliance Intermediate Government Securities .........     Class B 1.90%           $ 17.27                       3

EQ/Alliance International ..............................     Class B 0.50%           $ 12.29                      --
EQ/Alliance International ..............................     Class B 0.95%           $ 11.81                       8
EQ/Alliance International ..............................     Class B 1.20%           $ 11.55                   5,125
EQ/Alliance International ..............................     Class B 1.25%           $ 11.20                      93
EQ/Alliance International ..............................     Class B 1.35%           $ 11.40                   2,639
EQ/Alliance International ..............................     Class B 1.40%           $ 11.35                   6,792
EQ/Alliance International ..............................     Class B 1.50%           $ 11.19                     147
EQ/Alliance International ..............................     Class B 1.55%           $ 11.20                   1,052
EQ/Alliance International ..............................     Class B 1.60%           $ 11.15                   4,026
EQ/Alliance International ..............................     Class B 1.65%           $ 11.19                      66
EQ/Alliance International ..............................     Class B 1.70%           $ 11.05                     530
EQ/Alliance International ..............................     Class B 1.80%           $ 10.95                      30
EQ/Alliance International ..............................     Class B 1.90%           $ 10.86                      14

EQ/Alliance Premier Growth .............................     Class B 0.50%           $  6.12                      --
EQ/Alliance Premier Growth .............................     Class B 0.95%           $  5.99                      93
EQ/Alliance Premier Growth .............................     Class B 1.20%           $  5.92                   5,986
EQ/Alliance Premier Growth .............................     Class B 1.25%           $ 10.36                      60
EQ/Alliance Premier Growth .............................     Class B 1.35%           $  5.88                  10,777
EQ/Alliance Premier Growth .............................     Class B 1.40%           $  5.86                   8,430
EQ/Alliance Premier Growth .............................     Class B 1.50%           $ 10.35                      80
EQ/Alliance Premier Growth .............................     Class B 1.55%           $  5.82                  11,828
EQ/Alliance Premier Growth .............................     Class B 1.60%           $  5.81                  17,115
EQ/Alliance Premier Growth .............................     Class B 1.65%           $ 10.34                      44
EQ/Alliance Premier Growth .............................     Class B 1.70%           $  5.78                     856
EQ/Alliance Premier Growth .............................     Class B 1.80%           $  5.75                     370
EQ/Alliance Premier Growth .............................     Class B 1.90%           $  5.73                     111

EQ/Alliance Quality Bond ...............................     Class B 0.50%           $ 16.96                      --
EQ/Alliance Quality Bond ...............................     Class B 0.95%           $ 16.19                       3
EQ/Alliance Quality Bond ...............................     Class B 1.20%           $ 15.77                   4,326
EQ/Alliance Quality Bond ...............................     Class B 1.25%           $ 10.21                      84
EQ/Alliance Quality Bond ...............................     Class B 1.35%           $ 15.53                     631
EQ/Alliance Quality Bond ...............................     Class B 1.40%           $ 15.45                   7,296
EQ/Alliance Quality Bond ...............................     Class B 1.50%           $ 10.20                     207
EQ/Alliance Quality Bond ...............................     Class B 1.55%           $ 15.21                     519
EQ/Alliance Quality Bond ...............................     Class B 1.60%           $ 15.13                   3,122
EQ/Alliance Quality Bond ...............................     Class B 1.65%           $ 10.20                      95
EQ/Alliance Quality Bond ...............................     Class B 1.70%           $ 14.97                     512
EQ/Alliance Quality Bond ...............................     Class B 1.80%           $ 14.82                      12
EQ/Alliance Quality Bond ...............................     Class B 1.90%           $ 14.67                      25

EQ/Alliance Small Cap Growth ...........................     Class B 0.50%           $ 14.47                      --
EQ/Alliance Small Cap Growth ...........................     Class B 0.95%           $ 14.04                      30
EQ/Alliance Small Cap Growth ...........................     Class B 1.20%           $ 13.80                   4,091
EQ/Alliance Small Cap Growth ...........................     Class B 1.25%           $ 10.77                     109
EQ/Alliance Small Cap Growth ...........................     Class B 1.35%           $ 13.66                   6,324

   The accompanying notes are an integral part of these financial statements.
                                      A-14

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                               Contract charges     Unit Fair Value     Units Outstanding (000's)
                                              ------------------   -----------------   --------------------------
EQ/Alliance Small Cap Growth ..............     Class B 1.40%           $ 13.61                   5,936
EQ/Alliance Small Cap Growth ..............     Class B 1.50%           $ 10.76                     157
EQ/Alliance Small Cap Growth ..............     Class B 1.55%           $ 13.48                   2,809
EQ/Alliance Small Cap Growth ..............     Class B 1.60%           $ 13.43                   4,534
EQ/Alliance Small Cap Growth ..............     Class B 1.65%           $ 10.75                      81
EQ/Alliance Small Cap Growth ..............     Class B 1.70%           $ 13.34                     478
EQ/Alliance Small Cap Growth ..............     Class B 1.80%           $ 13.25                      48
EQ/Alliance Small Cap Growth ..............     Class B 1.90%           $ 13.16                      25

EQ/Bernstein Diversified Value ............     Class B 0.50%           $ 13.56                      --
EQ/Bernstein Diversified Value ............     Class B 0.95%           $ 13.19                      38
EQ/Bernstein Diversified Value ............     Class B 1.20%           $ 12.99                  14,531
EQ/Bernstein Diversified Value ............     Class B 1.25%           $ 10.95                     329
EQ/Bernstein Diversified Value ............     Class B 1.35%           $ 12.88                  10,036
EQ/Bernstein Diversified Value ............     Class B 1.40%           $ 12.84                  21,328
EQ/Bernstein Diversified Value ............     Class B 1.50%           $ 10.94                     544
EQ/Bernstein Diversified Value ............     Class B 1.55%           $ 12.72                   6,106
EQ/Bernstein Diversified Value ............     Class B 1.60%           $ 12.68                  15,959
EQ/Bernstein Diversified Value ............     Class B 1.65%           $ 10.93                     310
EQ/Bernstein Diversified Value ............     Class B 1.70%           $ 12.60                   1,481
EQ/Bernstein Diversified Value ............     Class B 1.80%           $ 12.53                     245
EQ/Bernstein Diversified Value ............     Class B 1.90%           $ 12.45                      66

EQ/Calvert Socially Responsible ...........     Class B 0.50%           $  8.25                      --
EQ/Calvert Socially Responsible ...........     Class B 0.95%           $  8.09                      --
EQ/Calvert Socially Responsible ...........     Class B 1.20%           $  8.00                     744
EQ/Calvert Socially Responsible ...........     Class B 1.25%           $ 10.50                      17
EQ/Calvert Socially Responsible ...........     Class B 1.35%           $  7.94                     189
EQ/Calvert Socially Responsible ...........     Class B 1.40%           $  7.93                     964
EQ/Calvert Socially Responsible ...........     Class B 1.50%           $ 10.49                       6
EQ/Calvert Socially Responsible ...........     Class B 1.55%           $  7.87                     101
EQ/Calvert Socially Responsible ...........     Class B 1.60%           $  7.86                     478
EQ/Calvert Socially Responsible ...........     Class B 1.65%           $ 10.49                       5
EQ/Calvert Socially Responsible ...........     Class B 1.70%           $  7.82                     249
EQ/Calvert Socially Responsible ...........     Class B 1.80%           $  7.79                       3
EQ/Calvert Socially Responsible ...........     Class B 1.90%           $  7.75                      --

EQ/Capital Guardian International .........     Class B 0.50%           $  9.92                      --
EQ/Capital Guardian International .........     Class B 0.95%           $  9.71                      39
EQ/Capital Guardian International .........     Class B 1.20%           $  9.60                   6,516
EQ/Capital Guardian International .........     Class B 1.25%           $ 11.19                     150
EQ/Capital Guardian International .........     Class B 1.35%           $  9.53                   3,761
EQ/Capital Guardian International .........     Class B 1.40%           $  9.51                   8,648
EQ/Capital Guardian International .........     Class B 1.50%           $ 11.18                     181
EQ/Capital Guardian International .........     Class B 1.55%           $  9.44                   2,832
EQ/Capital Guardian International .........     Class B 1.60%           $  9.42                  10,611
EQ/Capital Guardian International .........     Class B 1.65%           $ 11.17                     178
EQ/Capital Guardian International .........     Class B 1.70%           $  9.38                   1,026
EQ/Capital Guardian International .........     Class B 1.80%           $  9.33                      47
EQ/Capital Guardian International .........     Class B 1.90%           $  9.29                      36

EQ/Capital Guardian Research ..............     Class B 0.50%           $ 10.76                      --
EQ/Capital Guardian Research ..............     Class B 0.95%           $ 10.53                      66
EQ/Capital Guardian Research ..............     Class B 1.20%           $ 10.41                   7,741
EQ/Capital Guardian Research ..............     Class B 1.25%           $ 10.73                     154
EQ/Capital Guardian Research ..............     Class B 1.35%           $ 10.33                  17,536

   The accompanying notes are an integral part of these financial statements.
                                      A-15

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                             Contract charges     Unit Fair Value     Units Outstanding (000's)
                                            ------------------   -----------------   --------------------------
EQ/Capital Guardian Research ............     Class B 1.40%           $ 10.30                   8,367
EQ/Capital Guardian Research ............     Class B 1.50%           $ 10.72                     143
EQ/Capital Guardian Research ............     Class B 1.55%           $ 10.23                   6,957
EQ/Capital Guardian Research ............     Class B 1.60%           $ 10.21                  12,682
EQ/Capital Guardian Research ............     Class B 1.65%           $ 10.72                      86
EQ/Capital Guardian Research ............     Class B 1.70%           $ 10.16                     776
EQ/Capital Guardian Research ............     Class B 1.80%           $ 10.11                      79
EQ/Capital Guardian Research ............     Class B 1.90%           $ 10.07                      35

EQ/Capital Guardian U.S. Equity .........     Class B 0.50%           $ 10.71                      --
EQ/Capital Guardian U.S. Equity .........     Class B 0.95%           $ 10.48                      34
EQ/Capital Guardian U.S. Equity .........     Class B 1.20%           $ 10.36                  13,433
EQ/Capital Guardian U.S. Equity .........     Class B 1.25%           $ 10.80                     338
EQ/Capital Guardian U.S. Equity .........     Class B 1.35%           $ 10.29                   6,120
EQ/Capital Guardian U.S. Equity .........     Class B 1.40%           $ 10.26                  15,286
EQ/Capital Guardian U.S. Equity .........     Class B 1.50%           $ 10.79                     368
EQ/Capital Guardian U.S. Equity .........     Class B 1.55%           $ 10.19                   4,616
EQ/Capital Guardian U.S. Equity .........     Class B 1.60%           $ 10.17                  14,963
EQ/Capital Guardian U.S. Equity .........     Class B 1.65%           $ 10.79                     275
EQ/Capital Guardian U.S. Equity .........     Class B 1.70%           $ 10.12                   1,222
EQ/Capital Guardian U.S. Equity .........     Class B 1.80%           $ 10.07                     120
EQ/Capital Guardian U.S. Equity .........     Class B 1.90%           $ 10.02                      38

EQ/Emerging Markets Equity ..............     Class B 0.50%           $  9.21                      --
EQ/Emerging Markets Equity ..............     Class B 0.95%           $  8.95                      12
EQ/Emerging Markets Equity ..............     Class B 1.20%           $  8.81                   2,700
EQ/Emerging Markets Equity ..............     Class B 1.25%           $ 11.50                      64
EQ/Emerging Markets Equity ..............     Class B 1.35%           $  8.72                   4,287
EQ/Emerging Markets Equity ..............     Class B 1.40%           $  8.69                   5,307
EQ/Emerging Markets Equity ..............     Class B 1.50%           $ 11.49                     209
EQ/Emerging Markets Equity ..............     Class B 1.55%           $  8.61                   1,462
EQ/Emerging Markets Equity ..............     Class B 1.60%           $  8.58                   4,232
EQ/Emerging Markets Equity ..............     Class B 1.65%           $ 11.48                      46
EQ/Emerging Markets Equity ..............     Class B 1.70%           $  8.53                     457
EQ/Emerging Markets Equity ..............     Class B 1.80%           $  8.47                      20
EQ/Emerging Markets Equity ..............     Class B 1.90%           $  8.42                      --

EQ/Equity 500 Index .....................     Class B 0.50%           $ 25.65                      --
EQ/Equity 500 Index .....................     Class B 0.95%           $ 24.53                      10
EQ/Equity 500 Index .....................     Class B 1.20%           $ 23.92                   8,439
EQ/Equity 500 Index .....................     Class B 1.25%           $ 10.77                     374
EQ/Equity 500 Index .....................     Class B 1.35%           $ 23.57                  10,779
EQ/Equity 500 Index .....................     Class B 1.40%           $ 23.45                  12,430
EQ/Equity 500 Index .....................     Class B 1.50%           $ 10.77                     620
EQ/Equity 500 Index .....................     Class B 1.55%           $ 23.10                   4,750
EQ/Equity 500 Index .....................     Class B 1.60%           $ 22.99                  11,512
EQ/Equity 500 Index .....................     Class B 1.65%           $ 10.76                     204
EQ/Equity 500 Index .....................     Class B 1.70%           $ 22.76                   1,074
EQ/Equity 500 Index .....................     Class B 1.80%           $ 22.53                     285
EQ/Equity 500 Index .....................     Class B 1.90%           $ 22.31                      28

EQ/Evergreen Omega ......................     Class B 0.50%           $  8.23                      --
EQ/Evergreen Omega ......................     Class B 0.95%           $  8.05                      --
EQ/Evergreen Omega ......................     Class B 1.20%           $  7.95                   2,600
EQ/Evergreen Omega ......................     Class B 1.25%           $ 10.70                      85
EQ/Evergreen Omega ......................     Class B 1.35%           $  7.89                     552

   The accompanying notes are an integral part of these financial statements.
                                      A-16

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                       Contract charges     Unit Fair Value     Units Outstanding (000's)
                                      ------------------   -----------------   --------------------------
EQ/Evergreen Omega ................     Class B 1.40%          $  7.87                    3,589
EQ/Evergreen Omega ................     Class B 1.50%          $ 10.69                      120
EQ/Evergreen Omega ................     Class B 1.55%          $  7.81                      500
EQ/Evergreen Omega ................     Class B 1.60%          $  7.79                    2,016
EQ/Evergreen Omega ................     Class B 1.65%          $ 10.69                      126
EQ/Evergreen Omega ................     Class B 1.70%          $  7.75                      218
EQ/Evergreen Omega ................     Class B 1.80%          $  7.71                        9
EQ/Evergreen Omega ................     Class B 1.90%          $  7.67                        7

EQ/FI Mid Cap .....................     Class B 0.50%          $ 10.01                       --
EQ/FI Mid Cap .....................     Class B 0.95%          $  9.86                       34
EQ/FI Mid Cap .....................     Class B 1.20%          $  9.78                   12,491
EQ/FI Mid Cap .....................     Class B 1.25%          $ 11.35                      306
EQ/FI Mid Cap .....................     Class B 1.35%          $  9.73                    2,874
EQ/FI Mid Cap .....................     Class B 1.40%          $  9.71                   16,253
EQ/FI Mid Cap .....................     Class B 1.50%          $ 11.34                      415
EQ/FI Mid Cap .....................     Class B 1.55%          $  9.67                    5,343
EQ/FI Mid Cap .....................     Class B 1.60%          $  9.65                   10,509
EQ/FI Mid Cap .....................     Class B 1.65%          $ 11.33                      291
EQ/FI Mid Cap .....................     Class B 1.70%          $  9.62                      883
EQ/FI Mid Cap .....................     Class B 1.80%          $  9.58                      146
EQ/FI Mid Cap .....................     Class B 1.90%          $  9.55                       22

EQ/FI Small/Mid Cap Value .........     Class B 0.50%          $ 13.12                       --
EQ/FI Small/Mid Cap Value .........     Class B 0.95%          $ 12.73                       20
EQ/FI Small/Mid Cap Value .........     Class B 1.20%          $ 12.52                    8,508
EQ/FI Small/Mid Cap Value .........     Class B 1.25%          $ 11.06                      148
EQ/FI Small/Mid Cap Value .........     Class B 1.35%          $ 12.39                    2,639
EQ/FI Small/Mid Cap Value .........     Class B 1.40%          $ 12.35                   12,257
EQ/FI Small/Mid Cap Value .........     Class B 1.50%          $ 11.05                      314
EQ/FI Small/Mid Cap Value .........     Class B 1.55%          $ 12.22                    3,783
EQ/FI Small/Mid Cap Value .........     Class B 1.60%          $ 12.18                    7,229
EQ/FI Small/Mid Cap Value .........     Class B 1.65%          $ 11.04                      148
EQ/FI Small/Mid Cap Value .........     Class B 1.70%          $ 12.10                      636
EQ/FI Small/Mid Cap Value .........     Class B 1.80%          $ 12.02                      120
EQ/FI Small/Mid Cap Value .........     Class B 1.90%          $ 11.94                       39

EQ/J.P. Morgan Core Bond ..........     Class B 0.50%          $ 14.19                       --
EQ/J.P. Morgan Core Bond ..........     Class B 0.95%          $ 13.81                       36
EQ/J.P. Morgan Core Bond ..........     Class B 1.20%          $ 13.60                   11,974
EQ/J.P. Morgan Core Bond ..........     Class B 1.25%          $ 10.21                      252
EQ/J.P. Morgan Core Bond ..........     Class B 1.35%          $ 13.48                   12,484
EQ/J.P. Morgan Core Bond ..........     Class B 1.40%          $ 13.44                   18,211
EQ/J.P. Morgan Core Bond ..........     Class B 1.50%          $ 10.20                      460
EQ/J.P. Morgan Core Bond ..........     Class B 1.55%          $ 13.32                   10,672
EQ/J.P. Morgan Core Bond ..........     Class B 1.60%          $ 13.28                   16,175
EQ/J.P. Morgan Core Bond ..........     Class B 1.65%          $ 10.20                      284
EQ/J.P. Morgan Core Bond ..........     Class B 1.70%          $ 13.20                    1,175
EQ/J.P. Morgan Core Bond ..........     Class B 1.80%          $ 13.12                      276
EQ/J.P. Morgan Core Bond ..........     Class B 1.90%          $ 13.04                       60

EQ/Janus Large Cap Growth .........     Class B 0.50%          $  5.60                       --
EQ/Janus Large Cap Growth .........     Class B 0.95%          $  5.52                       28
EQ/Janus Large Cap Growth .........     Class B 1.20%          $  5.47                    5,658
EQ/Janus Large Cap Growth .........     Class B 1.25%          $ 10.48                       55
EQ/Janus Large Cap Growth .........     Class B 1.35%          $  5.44                    1,266

   The accompanying notes are an integral part of these financial statements.
                                      A-17

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                            Contract charges     Unit Fair Value     Units Outstanding (000's)
                                           ------------------   -----------------   --------------------------
EQ/Janus Large Cap Growth ..............     Class B 1.40%          $  5.44                    7,279
EQ/Janus Large Cap Growth ..............     Class B 1.50%          $ 10.47                       54
EQ/Janus Large Cap Growth ..............     Class B 1.55%          $  5.41                    6,804
EQ/Janus Large Cap Growth ..............     Class B 1.60%          $  5.40                    6,805
EQ/Janus Large Cap Growth ..............     Class B 1.65%          $ 10.46                       46
EQ/Janus Large Cap Growth ..............     Class B 1.70%          $  5.38                      561
EQ/Janus Large Cap Growth ..............     Class B 1.80%          $  5.36                       75
EQ/Janus Large Cap Growth ..............     Class B 1.90%          $  5.34                       38

EQ/Lazard Small Cap Value ..............     Class B 0.50%          $ 15.15                       --
EQ/Lazard Small Cap Value ..............     Class B 0.95%          $ 14.75                       17
EQ/Lazard Small Cap Value ..............     Class B 1.20%          $ 14.52                    8,124
EQ/Lazard Small Cap Value ..............     Class B 1.25%          $ 10.94                      232
EQ/Lazard Small Cap Value ..............     Class B 1.35%          $ 14.39                    7,289
EQ/Lazard Small Cap Value ..............     Class B 1.40%          $ 14.35                   10,965
EQ/Lazard Small Cap Value ..............     Class B 1.50%          $ 10.94                      337
EQ/Lazard Small Cap Value ..............     Class B 1.55%          $ 14.22                    3,182
EQ/Lazard Small Cap Value ..............     Class B 1.60%          $ 14.17                    7,354
EQ/Lazard Small Cap Value ..............     Class B 1.65%          $ 10.93                      191
EQ/Lazard Small Cap Value ..............     Class B 1.70%          $ 14.09                      641
EQ/Lazard Small Cap Value ..............     Class B 1.80%          $ 14.00                      144
EQ/Lazard Small Cap Value ..............     Class B 1.90%          $ 13.92                       44

EQ/Marsico Focus .......................     Class B 0.50%          $ 13.06                       --
EQ/Marsico Focus .......................     Class B 0.95%          $ 12.92                        3
EQ/Marsico Focus .......................     Class B 1.20%          $ 12.84                   13,403
EQ/Marsico Focus .......................     Class B 1.25%          $ 10.59                      348
EQ/Marsico Focus .......................     Class B 1.35%          $ 12.80                    2,058
EQ/Marsico Focus .......................     Class B 1.40%          $ 12.78                   20,675
EQ/Marsico Focus .......................     Class B 1.50%          $ 10.58                      642
EQ/Marsico Focus .......................     Class B 1.55%          $ 12.74                    1,338
EQ/Marsico Focus .......................     Class B 1.60%          $ 12.72                   10,296
EQ/Marsico Focus .......................     Class B 1.65%          $ 10.57                      435
EQ/Marsico Focus .......................     Class B 1.70%          $ 12.69                    1,510
EQ/Marsico Focus .......................     Class B 1.80%          $ 12.66                       55
EQ/Marsico Focus .......................     Class B 1.90%          $ 12.63                       14

EQ/Mercury Basic Value Equity ..........     Class B 0.50%          $ 19.38                       --
EQ/Mercury Basic Value Equity ..........     Class B 0.95%          $ 18.80                        1
EQ/Mercury Basic Value Equity ..........     Class B 1.20%          $ 18.49                    5,670
EQ/Mercury Basic Value Equity ..........     Class B 1.25%          $ 10.93                      189
EQ/Mercury Basic Value Equity ..........     Class B 1.35%          $ 18.30                    4,955
EQ/Mercury Basic Value Equity ..........     Class B 1.40%          $ 18.24                    8,213
EQ/Mercury Basic Value Equity ..........     Class B 1.50%          $ 10.92                      371
EQ/Mercury Basic Value Equity ..........     Class B 1.55%          $ 18.05                    1,339
EQ/Mercury Basic Value Equity ..........     Class B 1.60%          $ 17.99                    4,335
EQ/Mercury Basic Value Equity ..........     Class B 1.65%          $ 10.92                      210
EQ/Mercury Basic Value Equity ..........     Class B 1.70%          $ 17.87                      502
EQ/Mercury Basic Value Equity ..........     Class B 1.80%          $ 17.75                       66
EQ/Mercury Basic Value Equity ..........     Class B 1.90%          $ 17.63                       39

EQ/Mercury International Value .........     Class B 0.50%          $ 14.90                       --
EQ/Mercury International Value .........     Class B 0.95%          $ 14.46                       51
EQ/Mercury International Value .........     Class B 1.20%          $ 14.22                    4,396
EQ/Mercury International Value .........     Class B 1.25%          $ 11.11                       73
EQ/Mercury International Value .........     Class B 1.35%          $ 14.08                   10,329

   The accompanying notes are an integral part of these financial statements.
                                      A-18

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                              Contract charges     Unit Fair Value     Units Outstanding (000's)
                                             ------------------   -----------------   --------------------------
EQ/Mercury International Value ...........     Class B 1.40%           $ 14.03                   5,257
EQ/Mercury International Value ...........     Class B 1.50%           $ 11.10                      55
EQ/Mercury International Value ...........     Class B 1.55%           $ 13.89                   3,673
EQ/Mercury International Value ...........     Class B 1.60%           $ 13.84                   5,316
EQ/Mercury International Value ...........     Class B 1.65%           $ 11.09                      30
EQ/Mercury International Value ...........     Class B 1.70%           $ 13.75                     441
EQ/Mercury International Value ...........     Class B 1.80%           $ 13.65                      63
EQ/Mercury International Value ...........     Class B 1.90%           $ 13.56                      21

EQ/MFS Emerging Growth Companies .........     Class B 0.50%           $ 12.58                      --
EQ/MFS Emerging Growth Companies .........     Class B 0.95%           $ 12.20                      42
EQ/MFS Emerging Growth Companies .........     Class B 1.20%           $ 12.00                   1,506
EQ/MFS Emerging Growth Companies .........     Class B 1.25%           $ 10.25                      22
EQ/MFS Emerging Growth Companies .........     Class B 1.35%           $ 11.88                   9,491
EQ/MFS Emerging Growth Companies .........     Class B 1.40%           $ 11.84                   2,043
EQ/MFS Emerging Growth Companies .........     Class B 1.50%           $ 10.24                      48
EQ/MFS Emerging Growth Companies .........     Class B 1.55%           $ 11.72                   3,344
EQ/MFS Emerging Growth Companies .........     Class B 1.60%           $ 11.68                   4,710
EQ/MFS Emerging Growth Companies .........     Class B 1.65%           $ 10.24                      29
EQ/MFS Emerging Growth Companies .........     Class B 1.70%           $ 11.60                      93
EQ/MFS Emerging Growth Companies .........     Class B 1.80%           $ 11.52                      20
EQ/MFS Emerging Growth Companies .........     Class B 1.90%           $ 11.44                       3

EQ/MFS Investors Trust ...................     Class B 0.50%           $  8.53                      --
EQ/MFS Investors Trust ...................     Class B 0.95%           $  8.34                       6
EQ/MFS Investors Trust ...................     Class B 1.20%           $  8.23                   4,026
EQ/MFS Investors Trust ...................     Class B 1.25%           $ 10.58                      51
EQ/MFS Investors Trust ...................     Class B 1.35%           $  8.17                   6,684
EQ/MFS Investors Trust ...................     Class B 1.40%           $  8.15                   4,865
EQ/MFS Investors Trust ...................     Class B 1.50%           $ 10.57                      69
EQ/MFS Investors Trust ...................     Class B 1.55%           $  8.09                   6,613
EQ/MFS Investors Trust ...................     Class B 1.60%           $  8.07                   9,707
EQ/MFS Investors Trust ...................     Class B 1.65%           $ 10.57                      69
EQ/MFS Investors Trust ...................     Class B 1.70%           $  8.03                     598
EQ/MFS Investors Trust ...................     Class B 1.80%           $  7.99                     111
EQ/MFS Investors Trust ...................     Class B 1.90%           $  7.94                      12

EQ/Money Market ..........................     Class B 0.00%           $ 38.46                     149
EQ/Money Market ..........................     Class B 0.50%           $ 34.36                      --
EQ/Money Market ..........................     Class B 0.95%           $ 31.04                       2
EQ/Money Market ..........................     Class B 1.20%           $ 29.33                   1,972
EQ/Money Market ..........................     Class B 1.25%           $  9.98                     252
EQ/Money Market ..........................     Class B 1.35%           $ 28.34                   3,834
EQ/Money Market ..........................     Class B 1.40%           $ 28.02                   4,639
EQ/Money Market ..........................     Class B 1.50%           $  9.97                   1,312
EQ/Money Market ..........................     Class B 1.55%           $ 27.08                   3,186
EQ/Money Market ..........................     Class B 1.60%           $ 26.78                   6,370
EQ/Money Market ..........................     Class B 1.65%           $  9.96                      42
EQ/Money Market ..........................     Class B 1.70%           $ 26.17                     434
EQ/Money Market ..........................     Class B 1.80%           $ 25.58                      36
EQ/Money Market ..........................     Class B 1.90%           $ 25.00                      21

EQ/Putnam Growth & Income Value ..........     Class B 0.50%           $ 12.78                      --
EQ/Putnam Growth & Income Value ..........     Class B 0.95%           $ 12.40                      18
EQ/Putnam Growth & Income Value ..........     Class B 1.20%           $ 12.19                   3,680
EQ/Putnam Growth & Income Value ..........     Class B 1.25%           $ 10.98                      63

   The accompanying notes are an integral part of these financial statements.
                                      A-19

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                             Contract charges     Unit Fair Value     Units Outstanding (000's)
                                            ------------------   -----------------   --------------------------
EQ/Putnam Growth & Income Value .........     Class B 1.35%           $ 12.07                  18,895
EQ/Putnam Growth & Income Value .........     Class B 1.40%           $ 12.02                   4,353
EQ/Putnam Growth & Income Value .........     Class B 1.50%           $ 10.97                      68
EQ/Putnam Growth & Income Value .........     Class B 1.55%           $ 11.90                   6,009
EQ/Putnam Growth & Income Value .........     Class B 1.60%           $ 11.86                   5,701
EQ/Putnam Growth & Income Value .........     Class B 1.65%           $ 10.97                      42
EQ/Putnam Growth & Income Value .........     Class B 1.70%           $ 11.78                     307
EQ/Putnam Growth & Income Value .........     Class B 1.80%           $ 11.70                     120
EQ/Putnam Growth & Income Value .........     Class B 1.90%           $ 11.62                      25

EQ/Putnam Voyager .......................     Class B 0.50%           $ 12.14                      --
EQ/Putnam Voyager .......................     Class B 0.95%           $ 11.78                       5
EQ/Putnam Voyager .......................     Class B 1.20%           $ 11.58                   2,153
EQ/Putnam Voyager .......................     Class B 1.25%           $ 10.42                      34
EQ/Putnam Voyager .......................     Class B 1.35%           $ 11.46                  11,360
EQ/Putnam Voyager .......................     Class B 1.40%           $ 11.43                   2,284
EQ/Putnam Voyager .......................     Class B 1.50%           $ 10.41                      83
EQ/Putnam Voyager .......................     Class B 1.55%           $ 11.31                   3,197
EQ/Putnam Voyager .......................     Class B 1.60%           $ 11.27                   2,971
EQ/Putnam Voyager .......................     Class B 1.65%           $ 10.41                      15
EQ/Putnam Voyager .......................     Class B 1.70%           $ 11.20                     164
EQ/Putnam Voyager .......................     Class B 1.80%           $ 11.12                      16
EQ/Putnam Voyager .......................     Class B 1.90%           $ 11.05                       3

EQ/Small Company Index ..................     Class B 0.50%           $ 13.02                      --
EQ/Small Company Index ..................     Class B 0.95%           $ 12.67                      15
EQ/Small Company Index ..................     Class B 1.20%           $ 12.48                   3,847
EQ/Small Company Index ..................     Class B 1.25%           $ 10.73                     121
EQ/Small Company Index ..................     Class B 1.35%           $ 12.36                   3,320
EQ/Small Company Index ..................     Class B 1.40%           $ 12.32                   6,188
EQ/Small Company Index ..................     Class B 1.50%           $ 10.72                     207
EQ/Small Company Index ..................     Class B 1.55%           $ 12.21                   1,152
EQ/Small Company Index ..................     Class B 1.60%           $ 12.18                   4,084
EQ/Small Company Index ..................     Class B 1.65%           $ 10.71                      79
EQ/Small Company Index ..................     Class B 1.70%           $ 12.10                     449
EQ/Small Company Index ..................     Class B 1.80%           $ 12.03                      41
EQ/Small Company Index ..................     Class B 1.90%           $ 11.95                      13

EQ/Technology ...........................     Class B 0.50%           $  4.21                      --
EQ/Technology ...........................     Class B 0.95%           $  4.14                      55
EQ/Technology ...........................     Class B 1.20%           $  4.10                   3,485
EQ/Technology ...........................     Class B 1.25%           $ 10.25                      26
EQ/Technology ...........................     Class B 1.35%           $  4.08                   2,731
EQ/Technology ...........................     Class B 1.40%           $  4.07                   6,772
EQ/Technology ...........................     Class B 1.50%           $ 10.24                      69
EQ/Technology ...........................     Class B 1.55%           $  4.05                   7,749
EQ/Technology ...........................     Class B 1.60%           $  4.04                   8,291
EQ/Technology ...........................     Class B 1.65%           $ 10.23                      29
EQ/Technology ...........................     Class B 1.70%           $  4.02                     258
EQ/Technology ...........................     Class B 1.80%           $  4.01                      66
EQ/Technology ...........................     Class B 1.90%           $  3.99                      15

U.S. Real Estate ........................     Class B 0.50%                --                      --
U.S. Real Estate ........................     Class B 0.95%                --                      --
U.S. Real Estate ........................     Class B 1.20%                --                      --
U.S. Real Estate ........................     Class B 1.25%           $ 11.00                      37

   The accompanying notes are an integral part of these financial statements.
                                      A-20

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2003

                              Contract charges     Unit Fair Value     Units Outstanding (000's)
                             ------------------   -----------------   --------------------------
U.S. Real Estate .........     Class B 1.35%                --                     --
U.S. Real Estate .........     Class B 1.40%                --                     --
U.S. Real Estate .........     Class B 1.50%           $ 11.00                    109
U.S. Real Estate .........     Class B 1.55%                --                     --
U.S. Real Estate .........     Class B 1.60%                --                     --
U.S. Real Estate .........     Class B 1.65%           $ 10.99                     41
U.S. Real Estate .........     Class B 1.70%           $ 10.99                      1
U.S. Real Estate .........     Class B 1.80%                --                     --
U.S. Real Estate .........     Class B 1.90%                --                     --


   The accompanying notes are an integral part of these financial statements.
                                      A-21

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                    AXA Aggressive   AXA Conservative   AXA Conservative-Plus
                                                    Allocation (a)    Allocation (a)        Allocation (a)
                                                   ---------------- ------------------ -----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $ 16,628           $39,253              $ 84,959
 Expenses:
  Asset-based charges ............................        8,046             4,698                12,664
                                                       --------           -------              --------
Net Investment Income (Loss) .....................        8,582            34,555                72,295
                                                       --------           -------              --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          166             1,588                 6,184
  Realized gain distribution from The Trusts .....           --                --                    --
                                                       --------           -------              --------
 Net realized gain (loss) ........................          166             1,588                 6,184
                                                       --------           -------              --------
 Change in unrealized appreciation
  (depreciation) of investments ..................      185,179             6,089                83,482
                                                       --------           -------              --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      185,345             7,677                89,666
                                                       --------           -------              --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $193,927           $42,232              $161,961
                                                       ========           =======              ========


                                                    AXA Moderate   AXA Moderate-Plus    AXA Premier VIP    AXA Premier VIP
                                                     Allocation      Allocation (a)    Aggressive Equity      Core Bond
                                                   -------------- ------------------- ------------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $12,821,194         $141,942         $         --       $ 14,080,683
 Expenses:
  Asset-based charges ............................    4,858,620           31,773            1,087,687          5,491,011
                                                    -----------         --------         ------------       ------------
Net Investment Income (Loss) .....................    7,962,574          110,169           (1,087,687)         8,589,672
                                                    -----------         --------         ------------       ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      335,685            9,579           (6,159,584)         1,417,213
  Realized gain distribution from The Trusts .....           --               --                   --              1,210
                                                    -----------         --------         ------------       ------------
 Net realized gain (loss) ........................      335,685            9,579           (6,159,584)         1,418,423
                                                    -----------         --------         ------------       ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................   54,136,993          707,041           30,769,957         (2,615,602)
                                                    -----------         --------         ------------       ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   54,472,678          716,620           24,610,373         (1,197,179)
                                                    -----------         --------         ------------       ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $62,435,252         $826,789         $ 23,522,686       $  7,392,493
                                                    ===========         ========         ============       ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                    AXA Premier VIP  AXA Premier VIP      AXA Premier VIP        AXA Premier VIP
                                                      Health Care       High Yield     International Equity   Large Cap Core Equity
                                                   ---------------- ----------------- ---------------------- -----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $   983,567     $ 31,050,761         $   519,607             $   114,981
 Expenses:
  Asset-based charges ............................        877,380        6,325,042             830,866                 866,746
                                                      -----------     ------------         -----------             -----------
Net Investment Income (Loss) .....................        106,187       24,725,720            (311,259)               (751,765)
                                                      -----------     ------------         -----------             -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        484,521       (7,573,108)          1,355,338                (381,630)
  Realized gain distribution from The Trusts .....          5,416               --                  --                      --
                                                      -----------     ------------         -----------             -----------
 Net realized gain (loss) ........................        489,937       (7,573,108)          1,355,338                (381,630)
                                                      -----------     ------------         -----------             -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     15,397,189       59,507,578          19,882,062              16,593,880
                                                      -----------     ------------         -----------             -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     15,887,126       51,934,470          21,237,400              16,212,250
                                                      -----------     ------------         -----------             -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $15,993,313     $ 76,660,190         $20,926,141             $15,460,485
                                                      ===========     ============         ===========             ===========


                                                     AXA Premier VIP   AXA Premier VIP     AXA Premier VIP
                                                    Large Cap Growth   Large Cap Value   Small/Mid Cap Growth
                                                   ------------------ ----------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $         --       $ 3,449,687         $ 2,558,521
 Expenses:
  Asset-based charges ............................       1,617,545         1,662,501           1,884,654
                                                      ------------       -----------         -----------
Net Investment Income (Loss) .....................      (1,617,545)        1,787,186             673,867
                                                      ------------       -----------         -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        (240,941)         (692,054)           (577,437)
  Realized gain distribution from The Trusts .....              --                --             340,039
                                                      ------------       -----------         -----------
 Net realized gain (loss) ........................        (240,941)         (692,054)           (237,398)
                                                      ------------       -----------         -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      30,535,004        33,896,291          45,055,182
                                                      ------------       -----------         -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      30,294,063        33,204,237          44,817,784
                                                      ------------       -----------         -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ 28,676,518       $34,991,423         $45,491,651
                                                      ============       ===========         ===========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                      AXA Premier VIP     AXA Premier VIP        AXA Rosenberg VIT
                                                    Small/Mid Cap Value      Technology     Value Long/Short Equity (a)
                                                   --------------------- ----------------- -----------------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $    514,711         $ 1,597,479              $      --
 Expenses:
  Asset-based charges ............................        1,653,957             458,952                  1,406
                                                       ------------         -----------              ---------
Net Investment Income (Loss) .....................       (1,139,246)          1,138,527                 (1,406)
                                                       ------------         -----------              ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         (635,991)          1,810,194                     21
  Realized gain distribution from The Trusts .....          604,226                  --                     --
                                                       ------------         -----------              ---------
 Net realized gain (loss) ........................          (31,765)          1,810,194                     21
                                                       ------------         -----------              ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................       44,495,404           9,350,905                 (9,541)
                                                       ------------         -----------              ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       44,463,639          11,161,099                 (9,520)
                                                       ------------         -----------              ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $ 43,324,393         $12,299,626               ($10,926)
                                                       ============         ===========              =========


                                                                                          EQ/Alliance
                                                                                          Intermediate
                                                      EQ/Alliance       EQ/Alliance        Government     EQ/Alliance
                                                     Common Stock    Growth and Income     Securities    International
                                                   ---------------- ------------------- --------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   8,104,708      $  3,954,318      $ 12,606,515    $ 3,099,989
 Expenses:
  Asset-based charges ............................      8,701,992         3,357,534         4,008,040      1,806,455
                                                    -------------      ------------      ------------    -----------
Net Investment Income (Loss) .....................       (597,284)          596,784         8,598,475      1,293,534
                                                    -------------      ------------      ------------    -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (48,027,100)       (1,634,832)         (799,566)     7,472,860
  Realized gain distribution from The Trusts .....             --                --           119,572             --
                                                    -------------      ------------      ------------    -----------
 Net realized gain (loss) ........................    (48,027,100)       (1,634,832)         (679,994)     7,472,860
                                                    -------------      ------------      ------------    -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    289,268,698        69,597,093        (6,139,392)    38,418,067
                                                    -------------      ------------      ------------    -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    241,241,598        67,962,261        (6,819,386)    45,890,927
                                                    -------------      ------------      ------------    -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 240,644,314      $ 68,559,045      $  1,779,089    $47,184,461
                                                    =============      ============      ============    ===========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                     EQ/Alliance     EQ/Alliance       EQ/Alliance        EQ/Bernstein
                                                   Premier Growth    Quality Bond   Small Cap Growth   Diversified Value
                                                  ---------------- --------------- ------------------ -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts .....................  $           --   $   6,017,396     $         --       $ 10,283,251
 Expenses:
  Asset-based charges ...........................       4,101,000       2,638,417        3,389,052          8,676,956
                                                   --------------   -------------     ------------       ------------
Net Investment Income (Loss) ....................      (4,101,000)      3,378,979       (3,389,052)         1,606,295
                                                   --------------   -------------     ------------       ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ...........     (34,752,480)        610,485       (4,773,748)        (1,296,532)
  Realized gain distribution from The Trusts ....              --         597,037               --                 --
                                                   --------------   -------------     ------------       ------------
 Net realized gain (loss) .......................     (34,752,480)      1,207,522       (4,773,748)        (1,296,532)
                                                   --------------   -------------     ------------       ------------
 Change in unrealized appreciation
  (depreciation) of investments .................      93,606,976      (1,284,049)      89,563,205        161,693,823
                                                   --------------   -------------     ------------       ------------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................      58,854,496          76,527       84,789,457        160,397,291
                                                   --------------   -------------     ------------       ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ......................  $   54,753,496   $   3,302,452     $ 81,400,405       $162,003,586
                                                   ==============   =============     ============       ============


                                                        EQ/Calvert              EQ/Capital            EQ/Capital
                                                   Socially Responsible   Guardian International   Guardian Research
                                                  ---------------------- ------------------------ ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts .....................       $       --              $ 3,010,745          $  2,032,160
 Expenses:
  Asset-based charges ...........................          164,879                2,824,941             6,122,432
                                                        ----------              -----------          ------------
Net Investment Income (Loss) ....................         (164,879)                 185,804            (4,090,272)
                                                        ----------              -----------          ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ...........           19,245                  726,008            (5,274,563)
  Realized gain distribution from The Trusts ....               --                       --                    --
                                                        ----------              -----------          ------------
 Net realized gain (loss) .......................           19,245                  726,008            (5,274,563)
                                                        ----------              -----------          ------------
 Change in unrealized appreciation
  (depreciation) of investments .................        3,166,642               62,294,993           123,305,047
                                                        ----------              -----------          ------------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................        3,185,887               63,021,001           118,030,484
                                                        ----------              -----------          ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ......................       $3,021,008              $63,206,805          $113,940,212
                                                        ==========              ===========          ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                         EQ/Capital          EQ/Emerging                          EQ/Evergreen
                                                    Guardian U.S. Equity   Markets Equity   EQ/Equity 500 Index       Omega
                                                   ---------------------- ---------------- --------------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $  1,384,137        $   959,643        $  12,469,389      $        --
 Expenses:
  Asset-based charges ............................         5,075,910          1,291,754           11,858,583          509,282
                                                        ------------        -----------        -------------      -----------
Net Investment Income (Loss) .....................        (3,691,773)          (332,111)             610,806         (509,282)
                                                        ------------        -----------        -------------      -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        (3,171,987)          (441,399)         (16,045,906)        (143,849)
  Realized gain distribution from The Trusts .....                --                 --                   --               --
                                                        ------------        -----------        -------------      -----------
 Net realized gain (loss) ........................        (3,171,987)          (441,399)         (16,045,906)        (143,849)
                                                        ------------        -----------        -------------      -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................       116,863,155         43,470,993          220,736,897       12,192,305
                                                        ------------        -----------        -------------      -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       113,691,168         43,029,594          204,690,991       12,048,456
                                                        ------------        -----------        -------------      -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $109,999,395        $42,697,483        $ 205,301,797      $11,539,174
                                                        ============        ===========        =============      ===========


                                                                    EQ/FI Small/Mid   EQ/J.P. Morgan
                                                    EQ/FI Mid Cap      Cap Value         Core Bond
                                                   --------------- ----------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $         --     $  1,392,623     $   32,260,719
 Expenses:
  Asset-based charges ............................     3,816,135        4,098,047         12,686,492
                                                    ------------     ------------     --------------
Net Investment Income (Loss) .....................    (3,816,135)      (2,705,424)        19,574,227
                                                    ------------     ------------     --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (1,863,134)      (1,600,306)         6,836,665
  Realized gain distribution from The Trusts .....            --               --                 --
                                                    ------------     ------------     --------------
 Net realized gain (loss) ........................    (1,863,134)      (1,600,306)         6,836,665
                                                    ------------     ------------     --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................   110,251,128       95,424,357        (12,608,630)
                                                    ------------     ------------     --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   108,387,994       93,824,051         (5,771,965)
                                                    ------------     ------------     --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $104,571,859     $ 91,118,627     $   13,802,262
                                                    ============     ============     ==============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                    EQ/Janus Large  EQ/Lazard Small     EQ/Marsico        EQ/Mercury
                                                      Cap Growth       Cap Value          Focus       Basic Value Equity
                                                   --------------- ----------------- --------------- --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $         --     $  3,962,312     $         --       $  2,063,798
 Expenses:
  Asset-based charges ............................     1,740,020        5,167,235        4,967,673          4,261,516
                                                    ------------     ------------     ------------       ------------
Net Investment Income (Loss) .....................    (1,740,020)      (1,204,923)      (4,967,673)        (2,197,718)
                                                    ------------     ------------     ------------       ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (7,048,500)       1,513,974           10,404           (976,301)
  Realized gain distribution from The Trusts .....            --        1,025,015               --                 --
                                                    ------------     ------------     ------------       ------------
 Net realized gain (loss) ........................    (7,048,500)       2,538,989           10,404           (976,301)
                                                    ------------     ------------     ------------       ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    35,099,859      119,510,601       95,220,685         93,359,178
                                                    ------------     ------------     ------------       ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    28,051,359      122,049,590       95,231,089         92,382,877
                                                    ------------     ------------     ------------       ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 26,311,339     $120,844,667     $ 90,263,416       $ 90,185,159
                                                    ============     ============     ============       ============


                                                         EQ/Mercury        EQ/MFS Emerging       EQ/MFS
                                                    International Value   Growth Companies   Investors Trust
                                                   --------------------- ------------------ ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $    8,248,164       $           --     $  1,436,890
 Expenses:
  Asset-based charges ............................         4,747,349            3,151,704        3,078,206
                                                      --------------       --------------     ------------
Net Investment Income (Loss) .....................         3,500,815           (3,151,704)      (1,641,316)
                                                      --------------       --------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (10,579,192)         (22,176,729)      (7,187,750)
  Realized gain distribution from The Trusts .....                --                   --               --
                                                      --------------       --------------     ------------
 Net realized gain (loss) ........................       (10,579,192)         (22,176,729)      (7,187,750)
                                                      --------------       --------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................        93,663,942           77,639,425       49,526,331
                                                      --------------       --------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        83,084,750           55,462,696       42,338,581
                                                      --------------       --------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $   86,585,565       $   52,310,992     $ 40,697,265
                                                      ==============       ==============     ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                            EQ/Putnam            EQ/Putnam        EQ/Small
                                                    EQ/Money Market   Growth & Income Value       Voyager      Company Index
                                                   ----------------- ----------------------- ---------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $  3,953,963        $    5,689,291       $      288,031   $    512,758
 Expenses:
  Asset-based charges ............................     10,299,704             5,698,645            3,188,021      1,954,804
                                                     ------------        --------------       --------------   ------------
Net Investment Income (Loss) .....................     (6,345,741)               (9,354)          (2,899,990)    (1,442,046)
                                                     ------------        --------------       --------------   ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (4,616,816)          (11,899,008)         (20,913,527)      (568,509)
  Realized gain distribution from The Trusts .....             --                    --                   --             --
                                                     ------------        --------------       --------------   ------------
 Net realized gain (loss) ........................     (4,616,816)          (11,899,008)         (20,913,527)      (568,509)
                                                     ------------        --------------       --------------   ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      4,701,099           105,393,333           69,278,542     54,420,650
                                                     ------------        --------------       --------------   ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         84,283            93,494,325           48,365,015     53,852,141
                                                     ------------        --------------       --------------   ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    ($6,261,458)       $   93,484,971       $   45,465,025   $ 52,410,095
                                                     ============        ==============       ==============   ============


                                                     EQ/Technology   U.S. Real Estate (a)
                                                   ---------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $           --        $     --
 Expenses:
  Asset-based charges ............................       1,285,045           2,617
                                                    --------------        --------
Net Investment Income (Loss) .....................      (1,285,045)         (2,617)
                                                    --------------        --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (11,109,408)            703
  Realized gain distribution from The Trusts .....              --              --
                                                    --------------        --------
 Net realized gain (loss) ........................     (11,109,408)            703
                                                    --------------        --------
 Change in unrealized appreciation
  (depreciation) of investments ..................      41,419,879          50,555
                                                    --------------        --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      30,310,471          51,258
                                                    --------------        --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   29,025,426        $ 48,641
                                                    ==============        ========

-------
(a) Commenced operations on September 22, 2003.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                   AXA Aggressive   AXA Conservative   AXA Conservative-Plus
                                                   Allocation (h)    Allocation (h)        Allocation (h)
                                                  ---------------- ------------------ -----------------------
                                                        2003              2003                  2003
                                                  ---------------- ------------------ -----------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................    $   8,582         $  34,555            $   72,295
 Net realized gain (loss) on investments ........          166             1,588                 6,184
 Change in unrealized appreciation
  (depreciation) of investments .................      185,179             6,089                83,482
                                                     ---------         ---------            ----------
 Net increase (decrease) in net assets from
  operations ....................................      193,927            42,232               161,961
                                                     ---------         ---------            ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........    6,467,036         4,548,852             8,428,207
  Transfers between funds including
   guaranteed interest account, net .............       17,395           417,888                (7,167)
  Transfers for contract benefits and
   terminations .................................       (1,046)          (14,689)              (23,535)
  Contract maintenance charges ..................           --                --                    --
                                                     ---------         ---------            ----------
 Net increase (decrease) in net assets from
  contractowners transactions ...................    6,483,385         4,952,051             8,397,505
                                                     ---------         ---------            ----------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 .....      105,797           104,232               108,883
                                                     ---------         ---------            ----------
Increase (Decrease) in Net Assets ...............    6,783,109         5,098,515             8,668,349
Net Assets -- Beginning of Period ...............           --                --                    --
                                                     ---------         ---------            ----------
Net Assets -- End of Period .....................    $6,783,109        $5,098,515           $8,668,349
                                                     ==========        ==========           ==========
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ...................................          626               490                   853
 Units Redeemed .................................           (1)               (7)                  (32)
                                                     ------------      ------------         ----------
 Net Increase (Decrease) ........................          625               483                   821
                                                     ===========       ===========          ==========


                                                            AXA Moderate             AXA Moderate-Plus
                                                           Allocation (f)              Allocation (h)
                                                  --------------------------------- -------------------
                                                        2003             2002               2003
                                                  ---------------- ---------------- -------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   7,962,574     $    719,637       $   110,169
 Net realized gain (loss) on investments ........        335,685       (1,878,780)            9,579
 Change in unrealized appreciation
  (depreciation) of investments .................     54,136,993       (4,176,011)          707,041
                                                   -------------     ------------       -----------
 Net increase (decrease) in net assets from
  operations ....................................     62,435,252       (5,335,154)          826,789
                                                   -------------     ------------       -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........    327,309,596       71,776,956        24,347,565
  Transfers between funds including
   guaranteed interest account, net .............    141,888,694       53,599,082           891,591
  Transfers for contract benefits and
   terminations .................................    (13,874,768)      (3,016,821)         (286,396)
  Contract maintenance charges ..................     (1,166,793)         (58,505)               --
                                                   -------------     ------------       -----------
 Net increase (decrease) in net assets from
  contractowners transactions ...................    454,156,729      122,300,712        24,952,760
                                                   -------------     ------------       -----------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 .....         35,525           28,786           107,143
                                                   -------------     ------------       -----------
Increase (Decrease) in Net Assets ...............    516,627,506      116,994,344        25,886,692
Net Assets -- Beginning of Period ...............    137,283,795       20,289,451                --
                                                   -------------     ------------       -----------
Net Assets -- End of Period .....................  $ 653,911,301     $137,283,795       $25,886,692
                                                   =============     ============       ===========
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ...................................         16,569            3,834             2,450
 Units Redeemed .................................         (1,501)            (412)              (35)
                                                   -------------     ------------       -----------
 Net Increase (Decrease) ........................         15,068            3,422             2,415
                                                   =============     ============       ===========


                                                           AXA Premier VIP
                                                          Aggressive Equity
                                                  ----------------------------------
                                                        2003              2002
                                                  ----------------  ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $ (1,087,687)    $  (1,089,235)
 Net realized gain (loss) on investments ........     (6,159,584)      (15,199,912)
 Change in unrealized appreciation
  (depreciation) of investments .................     30,769,957       (11,328,835)
                                                    ------------     -------------
 Net increase (decrease) in net assets from
  operations ....................................     23,522,686       (27,617,982)
                                                    ------------     -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     18,360,852         6,358,969
  Transfers between funds including
   guaranteed interest account, net .............      4,020,784        (8,033,452)
  Transfers for contract benefits and
   terminations .................................     (5,100,506)       (6,277,107)
  Contract maintenance charges ..................       (245,716)         (221,060)
                                                    ------------     -------------
 Net increase (decrease) in net assets from
  contractowners transactions ...................     17,035,414        (8,172,650)
                                                    ------------     -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 .....         27,140             9,834
                                                    ------------     -------------
Increase (Decrease) in Net Assets ...............     40,585,240       (35,780,798)
Net Assets -- Beginning of Period ...............     60,827,030        96,607,828
                                                    ------------     -------------
Net Assets -- End of Period .....................   $101,412,270     $  60,827,030
                                                    ============     =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ...................................            849               433
 Units Redeemed .................................           (380)             (629)
                                                    ------------     -------------
 Net Increase (Decrease) ........................            469              (196)
                                                    ============     =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                     AXA Premier VIP Core Bond (a)   AXA Premier VIP Health Care (a)
                                                   --------------------------------- --------------------------------
                                                         2003             2002             2003             2002
                                                   ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   8,589,672     $  3,640,064     $    106,187    $   (126,616)
 Net realized gain (loss) on investments .........      1,418,423          144,954          489,937        (509,514)
 Change in unrealized appreciation
  (depreciation) of investments ..................     (2,615,602)       1,706,124     $ 15,397,189        (777,868)
                                                    -------------     ------------     ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................      7,392,493        5,491,142       15,993,313      (1,413,998)
                                                    -------------     ------------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    270,391,237      132,509,854       52,732,039      18,130,150
  Transfers between funds including
   guaranteed interest account, net ..............     54,821,760       73,371,847       22,089,039       8,901,954
  Transfers for contract benefits and
   terminations ..................................    (19,811,144)      (6,596,361)      (2,066,728)       (400,411)
  Contract maintenance charges ...................     (1,457,974)         (30,388)        (224,556)         (6,145)
                                                    -------------     ------------     ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    303,943,879      199,254,952       72,529,794      26,625,548
                                                    -------------     ------------     ------------    ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         86,574           30,251           45,539          52,809
                                                    -------------     ------------     ------------    ------------
Increase (Decrease) in Net Assets ................    311,422,946      204,776,345       88,568,646      25,264,359
Net Assets -- Beginning of Period ................    204,776,345               --       25,264,359              --
                                                    -------------     ------------     ------------    ------------
Net Assets -- End of Period ......................  $ 516,199,291     $204,776,345     $113,833,005    $ 25,264,359
                                                    =============     ============     ============    ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         42,612           22,023            9,800           3,773
 Units Redeemed ..................................        (14,448)          (2,822)          (1,613)           (578)
                                                    -------------     ------------     ------------    ------------
 Net Increase (Decrease) .........................         28,164           19,201            8,187           3,195
                                                    =============     ============     ============    ============


                                                                                      AXA Premier VIP International
                                                      AXA Premier VIP High Yield               Equity (a)
                                                   --------------------------------- -------------------------------
                                                         2003             2002             2003            2002
                                                   ---------------- ---------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  24,725,720    $  17,349,833     $   (311,259)   $   (118,017)
 Net realized gain (loss) on investments .........     (7,573,108)     (18,178,072)       1,355,338        (413,926)
 Change in unrealized appreciation
  (depreciation) of investments ..................  $  59,507,578       (6,706,792)      19,882,062      (1,155,737)
                                                    -------------    -------------     ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................     76,660,190       (7,535,031)      20,926,141      (1,687,680)
                                                    -------------    -------------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    258,400,960       46,510,134       48,557,182      20,271,964
  Transfers between funds including
   guaranteed interest account, net ..............    138,042,541       18,499,123       25,030,459       6,990,938
  Transfers for contract benefits and
   terminations ..................................    (27,444,387)     (16,262,108)      (1,737,289)       (526,027)
  Contract maintenance charges ...................     (1,143,945)        (408,210)        (250,052)         (1,778)
                                                    -------------    -------------     ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    367,855,169       48,338,939       71,600,300      26,735,097
                                                    -------------    -------------     ------------    ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         43,802           32,871           53,139          47,986
                                                    -------------    -------------     ------------    ------------
Increase (Decrease) in Net Assets ................    444,559,161       40,836,779       92,579,580      25,095,403
Net Assets -- Beginning of Period ................    228,695,292      187,858,513       25,095,403              --
                                                    -------------    -------------     ------------    ------------
Net Assets -- End of Period ......................  $ 673,254,453    $ 228,695,292     $117,674,983    $ 25,095,403
                                                    =============    =============     ============    ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         21,637            4,970           14,974           3,839
 Units Redeemed ..................................         (6,220)          (2,773)          (6,840)           (627)
                                                    -------------    -------------     ------------    ------------
 Net Increase (Decrease) .........................         15,417            2,197            8,134           3,212
                                                    =============    =============     ============    ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           AXA Premier VIP                  AXA Premier VIP
                                                      Large Cap Core Equity (a)           Large Cap Growth (a)
                                                   -------------------------------- --------------------------------
                                                         2003             2002            2003             2002
                                                   ---------------- --------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (751,765)   $    (81,481)    $ (1,617,545)   $   (259,690)
 Net realized gain (loss) on investments .........       (381,630)       (427,268)        (240,941)       (651,307)
 Change in unrealized appreciation
  (depreciation) of investments ..................     16,593,880      (1,428,052)      30,535,004      (3,369,610)
                                                     ------------    ------------     ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................     15,460,485      (1,936,801)      28,676,518      (4,280,607)
                                                     ------------    ------------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     42,401,814      20,213,235       81,013,224      37,073,294
  Transfers between funds including
   guaranteed interest account, net ..............     18,516,595      10,372,580       43,176,732      17,380,734
  Transfers for contract benefits and
   terminations ..................................     (2,171,301)       (468,229)      (4,561,757)       (955,374)
  Contract maintenance charges ...................       (251,955)         (5,983)        (483,706)         (5,650)
                                                     ------------    ------------     ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     58,495,153      30,111,603      119,144,493      53,493,004
                                                     ------------    ------------     ------------    ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         66,907          55,067           51,670          50,414
                                                     ------------    ------------     ------------    ------------
Increase (Decrease) in Net Assets ................     74,022,545      28,229,869      147,872,681      49,262,811
Net Assets -- Beginning of Period ................     28,229,869              --       49,262,811              --
                                                     ------------    ------------     ------------    ------------
Net Assets -- End of Period ......................   $102,252,414    $ 28,229,869     $197,135,492    $ 49,262,811
                                                     ============    ============     ============    ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          8,370           4,092           17,780           7,981
 Units Redeemed ..................................         (1,492)           (403)          (2,542)           (723)
                                                     ------------    ------------     ------------    ------------
 Net Increase (Decrease) .........................          6,878           3,689           15,238           7,258
                                                     ============    ============     ============    ============


                                                           AXA Premier VIP                  AXA Premier VIP
                                                         Large Cap Value (a)           Small/Mid Cap Growth (a)
                                                   -------------------------------- -------------------------------
                                                         2003             2002            2003            2002
                                                   ---------------- --------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  1,787,186    $    (30,335)    $    673,867    $   (229,349)
 Net realized gain (loss) on investments .........       (692,054)       (518,242)        (237,398)       (775,177)
 Change in unrealized appreciation
  (depreciation) of investments ..................     33,896,291      (3,444,755)      45,055,182      (3,396,605)
                                                     ------------    ------------     ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................     34,991,423      (3,993,332)      45,491,651      (4,401,131)
                                                     ------------    ------------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     80,654,504      40,525,555      100,358,681      39,422,437
  Transfers between funds including
   guaranteed interest account, net ..............     40,672,785      19,228,612       55,224,071      17,246,483
  Transfers for contract benefits and
   terminations ..................................     (3,962,869)       (628,066)      (5,394,208)       (705,288)
  Contract maintenance charges ...................       (493,715)         (7,738)        (545,306)         (5,309)
                                                     ------------    ------------     ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    116,870,705      59,118,363      149,643,238      55,958,323
                                                     ------------    ------------     ------------    ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         45,640          44,461           55,036          48,824
                                                     ------------    ------------     ------------    ------------
Increase (Decrease) in Net Assets ................    151,907,768      55,169,492      195,189,925      51,606,016
Net Assets -- Beginning of Period ................     55,169,492              --       51,606,016              --
                                                     ------------    ------------     ------------    ------------
Net Assets -- End of Period ......................   $207,077,260    $ 55,169,492     $246,795,941    $ 51,606,016
                                                     ============    ============     ============    ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         15,207           7,633           24,245           9,328
 Units Redeemed ..................................         (1,942)           (659)          (3,889)         (1,006)
                                                     ------------    ------------     ------------    ------------
 Net Increase (Decrease) .........................         13,265           6,974           20,356           8,322
                                                     ============    ============     ============    ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           AXA Premier VIP                  AXA Premier VIP
                                                       Small/Mid Cap Value (a)              Technology (a)
                                                   -------------------------------- -------------------------------
                                                         2003             2002            2003            2002
                                                   ---------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $ (1,139,246)   $   (235,232)    $ 1,138,527    $    (55,602)
 Net realized gain (loss) on investments .........        (31,765)       (892,944)      1,810,194        (519,397)
 Change in unrealized appreciation
  (depreciation) of investments ..................     44,495,404      (2,388,138)      9,350,905        (969,645)
                                                     ------------    ------------     -----------    ------------
 Net increase (decrease) in net assets from
  operations .....................................     43,324,393      (3,516,314)     12,299,626      (1,544,644)
                                                     ------------    ------------     -----------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     90,244,709      35,301,201      27,193,006       8,238,680
  Transfers between funds including
   guaranteed interest account, net ..............     41,875,316      17,065,893      15,628,585       6,530,199
  Transfers for contract benefits and
   terminations ..................................     (4,753,240)       (683,154)       (911,573)       (153,872)
  Contract maintenance charges ...................       (472,272)         (7,214)       (115,867)         (1,527)
                                                     ------------    ------------     -----------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    126,894,513      51,676,726      41,794,151      14,613,480
                                                     ------------    ------------     -----------    ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         47,417          48,870          60,382          29,269
                                                     ------------    ------------     -----------    ------------
Increase (Decrease) in Net Assets ................    170,266,323      48,209,282      54,154,159      13,098,105
Net Assets -- Beginning of Period ................     48,209,282              --      13,098,105              --
                                                     ------------    ------------     -----------    ------------
Net Assets -- End of Period ......................   $218,475,605    $ 48,209,282     $67,252,264    $ 13,098,105
                                                     ============    ============     ===========    ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         17,412           7,445           8,989           3,459
 Units Redeemed ..................................         (2,605)           (905)         (3,703)         (1,148)
                                                     ------------    ------------     -----------    ------------
 Net Increase (Decrease) .........................         14,807           6,540           5,286           2,311
                                                     ============    ============     ===========    ============


                                                         AXA Rosenberg VIT
                                                    Value Long/Short Equity (h)       EQ/Alliance Common Stock
                                                   ----------------------------- ----------------------------------
                                                                2003                   2003              2002
                                                   ----------------------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................           $  (1,406)           $    (597,284)   $    (7,532,883)
 Net realized gain (loss) on investments .........                  21              (48,027,100)      (102,974,134)
 Change in unrealized appreciation
  (depreciation) of investments ..................              (9,541)             289,268,698       (139,215,060)
                                                             ---------            -------------    ---------------
 Net increase (decrease) in net assets from
  operations .....................................             (10,926)             240,644,314       (249,722,077)
                                                             ---------            -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........             970,070              175,143,336         44,452,181
  Transfers between funds including
   guaranteed interest account, net ..............              10,559               48,082,355        (41,271,400)
  Transfers for contract benefits and
   terminations ..................................              (3,582)             (36,984,535)       (42,130,567)
  Contract maintenance charges ...................                  --               (1,946,091)        (1,554,816)
                                                             ---------            -------------    ---------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................             977,047              184,295,065        (40,504,602)
                                                             ---------            -------------    ---------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......               1,405                   48,998           (450,403)
                                                             ---------            -------------    ---------------
Increase (Decrease) in Net Assets ................             967,526              424,988,377       (290,677,082)
Net Assets -- Beginning of Period ................                  --              453,120,754        743,797,836
                                                             ---------            -------------    ---------------
Net Assets -- End of Period ......................           $ 967,526            $ 878,109,131    $   453,120,754
                                                             =========            =============    ===============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................                  95                    2,761                692
 Units Redeemed ..................................                  --                     (662)              (944)
                                                             ---------            -------------    ---------------
 Net Increase (Decrease) .........................                  95                    2,099               (252)
                                                             =========            =============    ===============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                EQ/Alliance
                                                              EQ/Alliance                 Intermediate Government
                                                         Growth and Income (a)                Securities (a)
                                                   --------------------------------- ---------------------------------
                                                         2003             2002             2003             2002
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $    596,784     $    758,126    $   8,598,475     $  6,117,290
 Change in unrealized appreciation
  (depreciation) of investments ..................     (1,634,832)        (560,255)        (679,994)         872,462
 Change in unrealized appreciation
  (depreciation) of investments ..................     69,597,093       (7,338,414)      (6,139,392)      (3,386,543)
                                                     ------------     ------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................     68,559,045       (7,140,543)       1,779,089        3,603,209
                                                     ------------     ------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    182,212,911       72,378,981      148,583,950       78,100,095
  Transfers between funds including
   guaranteed interest account, net ..............     82,777,186       41,098,887       20,952,666      108,825,556
  Transfers for contract benefits and
   terminations ..................................     (9,083,814)      (2,086,088)     (25,759,248)      (6,969,476)
  Contract maintenance charges ...................       (933,537)         (21,806)        (884,569)         (70,345)
                                                     ------------     ------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    254,972,746      111,369,974      142,892,799      179,885,830
                                                     ------------     ------------    -------------     ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         39,913           34,982           49,733           25,758
                                                     ------------     ------------    -------------     ------------
Increase (Decrease) in Net Assets ................    323,571,704      104,264,413      144,721,621      183,514,797
Net Assets -- Beginning of Period ................    104,264,413               --      183,514,797               --
                                                     ------------     ------------    -------------     ------------
Net Assets -- End of Period ......................   $427,836,117     $104,264,413    $ 328,236,418     $183,514,797
                                                     ============     ============    =============     ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         14,463            5,758           19,572           12,691
 Units Redeemed ..................................         (2,463)            (478)         (11,646)          (2,630)
                                                     ------------     ------------    -------------     ------------
 Net Increase (Decrease) .........................         12,000            5,280            7,926           10,061
                                                     ============     ============    =============     ============


                                                             EQ/Alliance                       EQ/Alliance
                                                         International (e)(g)                 Premier Growth
                                                   -------------------------------- ----------------------------------
                                                         2003             2002            2003              2002
                                                   ---------------- --------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  1,293,534    $    (91,784)   $  (4,101,000)   $    (4,155,074)
 Change in unrealized appreciation
  (depreciation) of investments ..................      7,472,860        (479,213)     (34,752,480)       (56,489,970)
 Change in unrealized appreciation
  (depreciation) of investments ..................     38,418,067        (461,899)      93,606,976        (51,691,292)
                                                     ------------    ------------    -------------    ---------------
 Net increase (decrease) in net assets from
  operations .....................................     47,184,461      (1,032,896)      54,753,496       (112,336,336)
                                                     ------------    ------------    -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     62,435,264       9,540,392       59,559,210         37,732,818
  Transfers between funds including
   guaranteed interest account, net ..............    101,034,718      20,950,568       (1,589,373)       (19,838,087)
  Transfers for contract benefits and
   terminations ..................................     (6,141,321)       (356,392)     (16,915,100)       (19,832,697)
  Contract maintenance charges ...................       (481,757)         (4,127)        (736,254)          (482,332)
                                                     ------------    ------------    -------------    ---------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    156,846,904      30,130,441       40,318,483         (2,420,298)
                                                     ------------    ------------    -------------    ---------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         25,376          40,276           30,574             50,873
                                                     ------------    ------------    -------------    ---------------
Increase (Decrease) in Net Assets ................    204,056,741      29,137,821       95,102,553       (114,705,761)
Net Assets -- Beginning of Period ................     29,137,821              --      233,030,981        347,736,742
                                                     ------------    ------------    -------------    ---------------
Net Assets -- End of Period ......................   $233,194,562    $ 29,137,821    $ 328,133,534    $   233,030,981
                                                     ============    ============    =============    ===============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         48,871           7,670           19,558             15,184
 Units Redeemed ..................................        (31,755)         (4,264)         (12,045)           (16,532)
                                                     ------------    ------------    -------------    ---------------
 Net Increase (Decrease) .........................         17,116           3,406            7,513             (1,348)
                                                     ============    ============    =============    ===============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                     EQ/Alliance Quality Bond (a)   EQ/Alliance Small Cap Growth (c)
                                                   -------------------------------- ---------------------------------
                                                         2003             2002            2003             2002
                                                   ---------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   3,378,979    $  2,500,219    $  (3,389,052)   $  (2,571,098)
 Net realized gain (loss) on investments .........      1,207,522         452,620       (4,773,748)     (28,284,520)
 Change in unrealized appreciation
  (depreciation) of investments ..................     (1,284,049)       (336,373)      89,563,205      (34,779,393)
                                                    -------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................      3,302,452       2,616,466       81,400,405      (65,635,011)
                                                    -------------    ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    138,174,936      55,235,373       79,803,131       32,317,960
  Transfers between funds including
   guaranteed interest account, net ..............     38,499,682      35,343,706       24,528,284       (2,282,233)
  Transfers for contract benefits and
   terminations ..................................    (11,010,410)     (3,503,090)     (11,908,755)     (12,151,523)
  Contract maintenance charges ...................       (605,600)        (19,878)        (751,079)        (390,018)
                                                    -------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    165,058,608      87,056,111       91,671,581       17,494,186
                                                    -------------    ------------    -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         42,140          35,243           41,093           45,213
                                                    -------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets ................    168,403,200      89,707,820      173,113,079      (48,095,612)
Net Assets -- Beginning of Period ................     89,707,820              --      161,097,776      209,193,388
                                                    -------------    ------------    -------------    -------------
Net Assets -- End of Period ......................  $ 258,111,020    $ 89,707,820    $ 334,210,855    $ 161,097,776
                                                    =============    ============    =============    =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         15,222           7,077           39,271           52,384
 Units Redeemed ..................................         (4,320)         (1,147)         (31,106)         (50,641)
                                                    -------------    ------------    -------------    -------------
 Net Increase (Decrease) .........................         10,902           5,930            8,165            1,743
                                                    =============    ============    =============    =============


                                                                                          EQ/Calvert Socially
                                                    EQ/Bernstein Diversified Value            Responsible
                                                   --------------------------------- -----------------------------
                                                         2003             2002             2003           2002
                                                   ---------------- ---------------- --------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   1,606,295    $     562,852     $  (164,879)   $  (28,483)
 Net realized gain (loss) on investments .........     (1,296,532)      (2,410,772)         19,245      (183,689)
 Change in unrealized appreciation
  (depreciation) of investments ..................    161,693,823      (45,363,880)      3,166,642      (303,263)
                                                    -------------    -------------     -----------    ----------
 Net increase (decrease) in net assets from
  operations .....................................    162,003,586      (47,211,800)      3,021,008      (515,435)
                                                    -------------    -------------     -----------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    296,265,597      121,122,467      11,341,756     3,314,285
  Transfers between funds including
   guaranteed interest account, net ..............    106,366,797       63,362,933       3,598,504     1,682,612
  Transfers for contract benefits and
   terminations ..................................    (28,132,698)     (19,627,428)       (566,919)     (238,162)
  Contract maintenance charges ...................     (2,036,155)        (577,945)        (32,156)         (941)
                                                    -------------    -------------     -----------    ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    372,463,541      164,280,027      14,341,185     4,757,794
                                                    -------------    -------------     -----------    ----------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         43,996           31,107          65,543        28,171
                                                    -------------    -------------     -----------    ----------
Increase (Decrease) in Net Assets ................    534,511,123      117,099,334      17,427,736     4,270,530
Net Assets -- Beginning of Period ................    373,411,872      256,312,538       4,606,672       336,142
                                                    -------------    -------------     -----------    ----------
Net Assets -- End of Period ......................  $ 907,922,995    $ 373,411,872     $22,034,408    $4,606,672
                                                    =============    =============     ===========    ==========
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         42,136           23,010           2,457           848
 Units Redeemed ..................................         (8,159)          (7,644)           (432)         (155)
                                                    -------------    -------------     -----------    ----------
 Net Increase (Decrease) .........................         33,977           15,366           2,025           693
                                                    =============    =============     ===========    ==========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                   EQ/Capital Guardian International EQ/Capital Guardian Research (d)
                                                   --------------------------------- ---------------------------------
                                                         2003             2002             2003             2002
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $     185,804    $     (28,370)   $  (4,090,272)   $    (851,878)
 Net realized gain (loss) on investments .........        726,008      (10,899,756)      (5,274,563)      (2,955,402)
 Change in unrealized appreciation
  (depreciation) of investments ..................     62,294,993       (6,070,835)     123,305,047      (33,501,903)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     63,206,805      (16,998,961)     113,940,212      (37,309,183)
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    103,612,293       32,548,607      115,443,470       34,261,661
  Transfers between funds including
   guaranteed interest account, net ..............     53,327,805        6,451,992       33,336,578      254,397,668
  Transfers for contract benefits and
   terminations ..................................    (10,566,998)      (6,977,578)     (22,822,408)      (6,864,899)
  Contract maintenance charges ...................       (570,198)        (157,880)      (1,341,709)        (216,013)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    145,802,902       31,865,141      124,615,931      281,578,417
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         30,731           37,450            7,434           69,364
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    209,040,438       14,903,630      238,563,577      244,338,598
Net Assets -- Beginning of Period ................    115,173,642      100,270,012      324,325,423       79,986,825
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 324,214,080    $ 115,173,642    $ 562,889,000    $ 324,325,423
                                                    =============    =============    =============    =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         37,305           16,857           21,389           36,416
 Units Redeemed ..................................        (19,123)         (12,562)          (7,585)          (3,083)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         18,182            4,295           13,804           33,333
                                                    =============    =============    =============    =============


                                                    EQ/Capital Guardian U.S. Equity
                                                                  (b)                   EQ/Emerging Markets Equity
                                                   --------------------------------- ---------------------------------
                                                         2003             2002             2003             2002
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (3,691,773)   $  (1,662,284)    $   (332,111)   $     (877,203)
 Net realized gain (loss) on investments .........     (3,171,987)      (5,513,094)        (441,399)      (10,866,328)
 Change in unrealized appreciation
  (depreciation) of investments ..................    116,863,155      (36,422,233)      43,470,993         7,049,484
                                                    -------------    -------------     ------------    --------------
 Net increase (decrease) in net assets from
  operations .....................................    109,999,395      (43,597,611)      42,697,483        (4,694,047)
                                                    -------------    -------------     ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    204,829,544       58,633,350       37,927,558        11,299,112
  Transfers between funds including
   guaranteed interest account, net ..............     94,094,623       20,167,833       29,826,443           833,653
  Transfers for contract benefits and
   terminations ..................................    (14,049,723)      (9,236,208)      (4,579,071)       (3,971,064)
  Contract maintenance charges ...................     (1,044,692)        (247,456)        (290,752)         (128,539)
                                                    -------------    -------------     ------------    --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    283,829,752       69,317,519       62,884,178         8,033,162
                                                    -------------    -------------     ------------    --------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         34,690           41,637           23,338            30,673
                                                    -------------    -------------     ------------    --------------
Increase (Decrease) in Net Assets ................    393,863,837       25,761,545      105,604,999         3,369,788
Net Assets -- Beginning of Period ................    189,510,460      163,748,915       58,595,907        55,226,119
                                                    -------------    -------------     ------------    --------------
Net Assets -- End of Period ......................  $ 583,374,297    $ 189,510,460     $164,200,906    $   58,595,907
                                                    =============    =============     ============    ==============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         37,349           13,601           20,842            21,982
 Units Redeemed ..................................         (5,404)          (4,903)         (12,421)          (20,686)
                                                    -------------    -------------     ------------    --------------
 Net Increase (Decrease) .........................         31,945            8,698            8,421             1,296
                                                    =============    =============     ============    ==============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/Equity 500 Index                EQ/Evergreen Omega
                                                   ------------------------------------ -------------------------------
                                                          2003               2002             2003            2002
                                                   ------------------ ----------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $      610,806    $    (2,094,725)  $   (509,282)   $    (87,007)
 Net realized gain (loss) on investments .........      (16,045,906)       (31,102,083)      (143,849)       (669,832)
 Change in unrealized appreciation
  (depreciation) of investments ..................      220,736,897       (112,402,812)    12,192,305      (1,002,395)
                                                     --------------    ---------------   ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................      205,301,797       (145,599,620)    11,539,174      (1,759,234)
                                                     --------------    ---------------   ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      345,658,049        147,227,196     33,289,881       7,561,160
  Transfers between funds including
   guaranteed interest account, net ..............       98,028,779         10,763,686     22,079,383       3,869,198
  Transfers for contract benefits and
   terminations ..................................      (41,942,572)       (36,136,589)    (1,357,968)       (378,925)
  Contract maintenance charges ...................       (2,616,271)        (1,182,549)      (124,516)         (6,513)
                                                     --------------    ---------------   ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      399,127,985        120,671,744     53,886,780      11,044,920
                                                     --------------    ---------------   ------------    ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......           31,240             21,143         50,041          50,246
                                                     --------------    ---------------   ------------    ------------
Increase (Decrease) in Net Assets ................      604,461,022        (24,906,733)    65,475,995       9,335,932
Net Assets -- Beginning of Period ................      562,115,966        587,022,699     13,688,927       4,352,995
                                                     --------------    ---------------   ------------    ------------
Net Assets -- End of Period ......................   $1,166,576,988    $   562,115,966   $ 79,164,922    $ 13,688,927
                                                     ==============    ===============   ============    ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           29,226             13,432          8,602           2,117
 Units Redeemed ..................................           (9,045)            (7,334)        (1,042)           (319)
                                                     --------------    ---------------   ------------    ------------
 Net Increase (Decrease) .........................           20,181              6,098          7,560           1,798
                                                     ==============    ===============   ============    ============


                                                             EQ/FI Mid Cap               EQ/FI Small/Mid Cap Value
                                                   --------------------------------- ---------------------------------
                                                         2003             2002             2003             2002
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (3,816,135)   $  (1,437,918)   $  (2,705,424)   $    (947,516)
 Net realized gain (loss) on investments .........     (1,863,134)      (3,639,341)      (1,600,306)      (1,187,033)
 Change in unrealized appreciation
  (depreciation) of investments ..................    110,251,128      (15,186,215)      95,424,357      (22,930,054)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................    104,571,859      (20,263,474)      91,118,627      (25,064,603)
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    184,194,346       48,533,850      141,711,337       74,289,618
  Transfers between funds including
   guaranteed interest account, net ..............     76,648,420       27,014,782       48,566,357       50,536,203
  Transfers for contract benefits and
   terminations ..................................    (10,612,699)      (6,568,178)     (12,658,043)      (8,678,442)
  Contract maintenance charges ...................       (833,547)        (173,983)      (1,089,532)        (217,462)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    249,396,520       68,806,471      176,530,119      115,929,917
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         40,741           36,186           43,753           39,558
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    354,009,120       48,579,183      267,692,499       90,904,872
Net Assets -- Beginning of Period ................    129,396,670       80,817,487      173,963,497       83,058,625
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 483,405,790    $ 129,396,670    $ 441,655,996    $ 173,963,497
                                                    =============    =============    =============    =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         36,589           13,317           22,526           16,320
 Units Redeemed ..................................         (5,866)          (3,920)          (5,221)          (5,238)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         30,723            9,397           17,305           11,082
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                       EQ/J.P. Morgan Core Bond          EQ/Janus Large Cap Growth
                                                   --------------------------------- ---------------------------------
                                                         2003             2002             2003             2002
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  19,574,227    $  20,954,809     $ (1,740,020)   $  (1,189,407)
 Net realized gain (loss) on investments .........      6,836,665        6,579,757       (7,048,500)     (10,171,324)
 Change in unrealized appreciation
  (depreciation) of investments ..................    (12,608,630)      13,382,163       35,099,859      (18,110,980)
                                                    -------------    -------------     ------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     13,802,262       40,916,729       26,311,339      (29,471,711)
                                                    -------------    -------------     ------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    324,982,541      135,999,901       45,309,515       25,558,312
  Transfers between funds including
   guaranteed interest account, net ..............     13,098,656      126,166,096        7,085,103       13,756,649
  Transfers for contract benefits and
   terminations ..................................    (63,323,380)     (48,903,432)      (6,244,518)      (5,903,712)
  Contract maintenance charges ...................     (2,263,132)        (893,865)        (359,825)        (123,829)
                                                    -------------    -------------     ------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    272,494,685      212,368,700       45,790,275       33,287,420
                                                    -------------    -------------     ------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         53,435           31,578           25,884           37,176
                                                    -------------    -------------     ------------    -------------
Increase (Decrease) in Net Assets ................    286,350,382      253,317,007       72,127,498        3,852,885
Net Assets -- Beginning of Period ................    677,289,862      423,972,855       84,609,202       80,756,317
                                                    -------------    -------------     ------------    -------------
Net Assets -- End of Period ......................  $ 963,640,244    $ 677,289,862     $156,736,700    $  84,609,202
                                                    =============    =============     ============    =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         44,362           30,983           15,381           12,053
 Units Redeemed ..................................        (23,815)         (14,302)          (6,009)          (5,392)
                                                    -------------    -------------     ------------    -------------
 Net Increase (Decrease) .........................         20,547           16,681            9,372            6,661
                                                    =============    =============     ============    =============


                                                       EQ/Lazard Small Cap Value             EQ/Marsico Focus
                                                   --------------------------------- ---------------------------------
                                                         2003             2002             2003             2002
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (1,204,923)   $  (1,330,658)   $  (4,967,673)    $   (544,667)
 Net realized gain (loss) on investments .........      2,538,989        3,970,249           10,404         (412,884)
 Change in unrealized appreciation
  (depreciation) of investments ..................    119,510,601      (38,636,586)      95,220,685       (7,855,670)
                                                    -------------    -------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................    120,844,667      (35,996,995)      90,263,416       (8,813,221)
                                                    -------------    -------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    164,051,714       67,703,323      309,566,912       82,598,315
  Transfers between funds including
   guaranteed interest account, net ..............     49,402,438       44,765,963      143,130,631       41,584,213
  Transfers for contract benefits and
   terminations ..................................    (17,130,018)     (11,923,925)     (12,742,847)      (2,070,396)
  Contract maintenance charges ...................     (1,236,421)        (436,138)      (1,222,513)         (40,492)
                                                    -------------    -------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    195,087,713      100,109,223      438,732,183      122,071,640
                                                    -------------    -------------    -------------     ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         55,746           45,973           26,058           29,592
                                                    -------------    -------------    -------------     ------------
Increase (Decrease) in Net Assets ................    315,988,126       64,158,201      529,021,657      113,288,011
Net Assets -- Beginning of Period ................    234,197,044      170,038,843      117,019,230        3,731,219
                                                    -------------    -------------    -------------     ------------
Net Assets -- End of Period ......................  $ 550,185,170    $ 234,197,044    $ 646,040,887     $117,019,230
                                                    =============    =============    =============     ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         22,826           14,653           43,185           12,939
 Units Redeemed ..................................         (6,429)          (6,173)          (4,242)          (1,433)
                                                    -------------    -------------    -------------     ------------
 Net Increase (Decrease) .........................         16,397            8,480           38,943           11,506
                                                    =============    =============    =============     ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                     EQ/Mercury Basic Value Equity    EQ/Mercury International Value
                                                   --------------------------------- ---------------------------------
                                                         2003             2002             2003             2002
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (2,197,718)   $    (263,958)   $   3,500,815    $  (2,112,343)
 Net realized gain (loss) on investments .........       (976,301)      (1,210,021)     (10,579,192)     (35,922,448)
 Change in unrealized appreciation
  (depreciation) of investments ..................     93,359,178      (26,018,785)      93,663,942      (14,030,184)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     90,185,159      (27,492,764)      86,585,565      (52,064,975)
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    145,830,527       59,306,786       92,221,483       41,826,129
  Transfers between funds including
   guaranteed interest account, net ..............     62,178,557       18,291,927       (2,157,452)      (5,432,489)
  Transfers for contract benefits and
   terminations ..................................    (13,629,472)      (8,192,079)     (18,189,312)     (17,675,488)
  Contract maintenance charges ...................     (1,054,846)        (330,059)      (1,097,049)        (712,399)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    193,324,766       69,076,575       70,777,670       18,005,753
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         44,426           39,019           39,757           47,126
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    283,554,351       41,622,830      157,402,992      (34,012,096)
Net Assets -- Beginning of Period ................    183,332,772      141,709,942      258,836,166      292,848,262
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 466,887,123    $ 183,332,772    $ 416,239,158    $ 258,836,166
                                                    =============    =============    =============    =============
 Changes in Units: ...............................
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         16,221            7,070           26,693           43,442
 Units Redeemed ..................................         (3,335)          (2,328)         (20,291)         (41,811)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         12,886            4,742            6,402            1,631
                                                    =============    =============    =============    =============


                                                    EQ/MFS Emerging Growth Companies       EQ/MFS Investors Trust
                                                   ---------------------------------- ---------------------------------
                                                         2003              2002             2003             2002
                                                   ---------------- ----------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (3,151,704)   $    (3,634,209)  $  (1,641,316)   $  (1,772,527)
 Net realized gain (loss) on investments .........    (22,176,729)       (75,535,498)     (7,187,750)     (12,204,635)
 Change in unrealized appreciation
  (depreciation) of investments ..................     77,639,425        (35,630,856)     49,526,331      (33,916,677)
                                                    -------------    ---------------   -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     52,310,992       (114,800,563)     40,697,265      (47,893,839)
                                                    -------------    ---------------   -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     29,079,191         14,293,403      49,574,151       23,558,787
  Transfers between funds including
   guaranteed interest account, net ..............     (3,233,324)       (34,742,074)     21,168,142         (868,448)
  Transfers for contract benefits and
   terminations ..................................    (14,311,383)       (18,305,645)    (12,973,774)     (14,947,180)
  Contract maintenance charges ...................       (655,279)          (627,281)       (514,480)        (315,006)
                                                    -------------    ---------------   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     10,879,205        (39,381,597)     57,254,039        7,428,153
                                                    -------------    ---------------   -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         37,307             34,274          34,055           47,668
                                                    -------------    ---------------   -------------    -------------
Increase (Decrease) in Net Assets ................     63,227,504       (154,147,886)     97,985,359      (40,418,018)
Net Assets -- Beginning of Period ................    189,104,027        343,251,913     169,094,464      209,512,482
                                                    -------------    ---------------   -------------    -------------
Net Assets -- End of Period ......................  $ 252,331,531    $   189,104,027   $ 267,079,823    $ 169,094,464
                                                    =============    ===============   =============    =============
 Changes in Units: ...............................
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          7,859             13,197          12,458            7,481
 Units Redeemed ..................................         (6,907)           (16,767)         (4,706)          (6,587)
                                                    -------------    ---------------   -------------    -------------
 Net Increase (Decrease) .........................            952             (3,570)          7,752              894
                                                    =============    ===============   =============    =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                             EQ/Money Market            EQ/Putnam Growth & Income Value
                                                   ----------------------------------- ---------------------------------
                                                          2003              2002             2003             2002
                                                   ----------------- ----------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (6,345,741)  $    (1,090,994)  $      (9,354)   $    (226,261)
 Net realized gain (loss) on investments .........       (4,616,816)       (7,247,892)    (11,899,008)     (14,227,809)
 Change in unrealized appreciation
  (depreciation) of investments ..................        4,701,099         6,434,155     105,393,333      (76,308,492)
                                                    ---------------   ---------------   -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................       (6,261,458)       (1,904,731)     93,484,971      (90,762,562)
                                                    ---------------   ---------------   -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      501,932,442       370,679,931      64,167,189       35,773,017
  Transfers between funds including
   guaranteed interest account, net ..............     (485,896,258)      (57,533,259)     (9,847,338)       1,743,531
  Transfers for contract benefits and
   terminations ..................................     (172,298,848)     (248,787,451)    (26,172,237)     (30,903,681)
  Contract maintenance charges ...................       (1,373,126)         (779,510)     (1,242,963)      (1,007,376)
                                                    ---------------   ---------------   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     (157,635,790)       63,579,711      26,904,651        5,605,491
                                                    ---------------   ---------------   -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......           50,937            17,551          42,964           39,055
                                                    ---------------   ---------------   -------------    -------------
Increase (Decrease) in Net Assets ................     (163,846,311)       61,692,531     120,432,586      (85,118,016)
Net Assets -- Beginning of Period ................      751,786,156       690,093,625     351,718,370      436,836,386
                                                    ---------------   ---------------   -------------    -------------
Net Assets -- End of Period ......................  $   587,939,845   $   751,786,156   $ 472,150,956    $ 351,718,370
                                                    ===============   ===============   =============    =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           68,003            84,388          10,810            9,492
 Units Redeemed ..................................          (72,741)          (82,349)         (8,115)          (9,152)
                                                    ---------------   ---------------   -------------    -------------
 Net Increase (Decrease) .........................           (4,738)            2,039           2,695              340
                                                    ===============   ===============   =============    =============


                                                           EQ/Putnam Voyager               EQ/Small Company Index
                                                   ---------------------------------- ---------------------------------
                                                         2003              2002             2003             2002
                                                   ---------------- ----------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (2,899,990)   $    (3,132,075)   $ (1,442,046)   $     (485,553)
 Net realized gain (loss) on investments .........    (20,913,527)       (29,844,308)       (568,509)       (1,654,768)
 Change in unrealized appreciation
  (depreciation) of investments ..................     69,278,542        (45,740,981)     54,420,650       (12,383,948)
                                                    -------------    ---------------    ------------    --------------
 Net increase (decrease) in net assets from
  operations .....................................     45,465,025        (78,717,364)     52,410,095       (14,524,269)
                                                    -------------    ---------------    ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     36,307,515         17,509,993      77,910,036        24,794,118
  Transfers between funds including
   guaranteed interest account, net ..............     (6,323,694)       (21,478,033)     44,078,993         4,733,629
  Transfers for contract benefits and
   terminations ..................................    (14,644,139)       (18,311,605)     (5,785,341)       (4,001,647)
  Contract maintenance charges ...................       (799,156)          (724,930)       (478,317)         (132,359)
                                                    -------------    ---------------    ------------    --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     14,540,526        (23,004,575)    115,725,371        25,393,741
                                                    -------------    ---------------    ------------    --------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         39,129             27,155          34,116            31,641
                                                    -------------    ---------------    ------------    --------------
Increase (Decrease) in Net Assets ................     60,044,680       (101,694,784)    168,169,582        10,901,113
Net Assets -- Beginning of Period ................    194,998,087        296,692,871      72,085,320        61,184,207
                                                    -------------    ---------------    ------------    --------------
Net Assets -- End of Period ......................  $ 255,042,767    $   194,998,087    $240,254,902    $   72,085,320
                                                    =============    ===============    ============    ==============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          7,046              4,370          13,765             4,784
 Units Redeemed ..................................         (5,580)            (6,558)         (2,633)           (1,942)
                                                    -------------    ---------------    ------------    --------------
 Net Increase (Decrease) .........................          1,466             (2,188)         11,132             2,842
                                                    =============    ===============    ============    ==============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

                                                                EQ/Technology               U.S. Real Estate (h)
                                                     -----------------------------------   ----------------------
                                                           2003               2002                  2003
                                                     ----------------   ----------------   ----------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................    $  (1,285,045)     $  (1,163,405)          $   (2,617)
 Net realized gain (loss) on investments .........      (11,109,408)       (37,340,499)                 703
 Change in unrealized appreciation
  (depreciation) of investments ..................       41,419,879         (5,130,798)              50,555
                                                      -------------      -------------           ----------
 Net increase (decrease) in net assets from
  operations .....................................       29,025,426        (43,634,702)              48,641
                                                      -------------      -------------           ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........       30,194,363          9,718,942            1,928,600
  Transfers between funds including
   guaranteed interest account, net ..............        6,289,664         (3,670,731)              81,369
  Transfers for contract benefits and
   terminations ..................................       (4,742,466)        (4,852,300)                (342)
  Contract maintenance charges ...................         (224,650)          (130,403)                  --
                                                      -------------      -------------           ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       31,516,911          1,065,508            2,009,627
                                                      -------------      -------------           ----------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......           34,083             26,739                2,617
                                                      -------------      -------------           ----------
Increase (Decrease) in Net Assets ................       60,576,420        (42,542,455)           2,060,885
Net Assets -- Beginning of Period ................       60,272,374        102,814,829                   --
                                                      -------------      -------------           ----------
Net Assets -- End of Period ......................      120,848,794      $  60,272,374           $2,060,885
                                                      =============      =============           ==========
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           20,720             15,360                  188
 Units Redeemed ..................................          (12,170)           (15,247)                  --
                                                      -------------      -------------           ----------
 Net Increase (Decrease) .........................            8,550                113                  188
                                                      =============      =============           ==========

-------
(a) Commenced operations on January 14, 2002.
(b) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002 (See Note 5).
(c) A substitution of EQ/AXP Strategy Aggressive Portfolio for EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002 (See Note 5).
(d) A substitution of EQ/MFS Research Portfolio for EQ/Capital Guardian Research Portfolio occurred on November 22, 2002 (See Note 5).
(e) A substitution of EQ/Alliance Global Portfolio for EQ/Alliance International Portfolio occurred on November 22, 2002 (See Note 5).
(f) A substitution of EQ/Alliance Growth Investors Portfolio for AXA Moderate Allocation Portfolio occurred on November 22, 2002 (See Note 5).
(g) A substitution of EQ/International Equity Index for EQ/Alliance International occurred on May 2, 2003 (See Note 5).
(h) Commenced operations on September 22, 2003.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements

December 31, 2003

1. Organization

The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 49 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various investment trusts of EQ Advisors Trust ("EQAT"), AXA Premier VIP Trust ("VIP"), Barr Rosenberg Variable Insurance Trust, and The Universal Institutional Funds, Inc. ("The Trusts"). EQAT commenced operations on May 1, 1997. VIP commenced operations on December 31, 2001. The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts have separate investment objectives. These financial statements and notes are those of the Account.

The Account consists of 48 variable investment options(1):
o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation(2)
o AXA Moderate-Plus Allocation
o AXA Premier VIP Aggressive Equity(3)
o AXA Premier VIP Core Bond
o AXA Premier VIP Health Care
o AXA Premier VIP High Yield(4)
o AXA Premier VIP International Equity
o AXA Premier VIP Large Cap Core Equity
o AXA Premier VIP Large Cap Growth
o AXA Premier VIP Large Cap Value
o AXA Premier VIP Small/Mid Cap Growth
o AXA Premier VIP Small/Mid Cap Value
o AXA Premier VIP Technology
o AXA Rosenberg VIT Value Long/Short Equity
o EQ/Alliance Common Stock
o EQ/Alliance Growth and Income
o EQ/Alliance Intermediate Government Securities
o EQ/Alliance International
o EQ/Alliance Premier Growth
o EQ/Alliance Quality Bond
o EQ/Alliance Small Cap Growth
o EQ/Bernstein Diversified Value
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian International
o EQ/Capital Guardian Research
o EQ/Capital Guardian U.S. Equity
o EQ/Emerging Markets Equity(6)
o EQ/Equity 500 Index
o EQ/Evergreen Omega
o EQ/FI Mid Cap
o EQ/FI Small/Mid Cap Value
o EQ/J.P. Morgan Core Bond
o EQ/Janus Large Cap Growth
o EQ/Lazard Small Cap Value
o EQ/Marsico Focus
o EQ/Mercury Basic Value Equity
o EQ/Mercury International Value(8)
o EQ/MFS Emerging Growth Companies
o EQ/MFS Investors Trust
o EQ/Money Market(5)
o EQ/Putnam Growth & Income Value
o EQ/Putnam Voyager(6)
o EQ/Small Company Index
o EQ/Technology(7)
o U.S. Real Estate

----------
 (1) Effective May 18, 2001 the names of the EQAT investment options include
     EQ/.
 (2) Formerly known as EQ/Balanced.
 (3) Formerly known as EQ/Aggressive Stock.
 (4) Formerly known as EQ/High Yield.
 (5) Formerly known as EQ/Alliance Money Market.
 (6) Formerly known as EQ/Putnam Investors Growth.
 (7) Formerly known as EQ/Alliance Technology.
 (8) Formerly known as EQ/Putnam International Equity.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Life's other assets and liabilities. All Contracts are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

The Account is used to fund benefits for variable annuities issued by Equitable Life including the Equitable Accumulator Advisor, Equitable Accumulator Express, Accumulator and Rollover IRA issued before May 1, 1997, Equitable Accumulator issued after April 1, 2002, Equitable Accumulator issued after May 1, 1997, Equitable Accumulator issued after March 1, 2000, Equitable Accumulators Elite, Plus and Select, Equitable Accumulator Elite II, Equitable Accumulator Select II deferred variable annuities, which combine the Portfolios in the Account with guaranteed fixed rate options. Equitable Accumulators issued after May 1, 1997, March 1, 2000, April 1, 2002 and September 15, 2003,

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

1. Organization (Concluded)

   Equitable Accumulator Select, Equitable Accumulator Select II, Equitable Accumulator Plus, and Equitable Accumulator Elite are offered with the same variable investment options for use as a nonqualified annuity ("NQ") for after-tax contributions only, an annuity that is an investment vehicle for certain qualified plans ("QP"), an individual retirement annuity ("IRA") or a tax-sheltered annuity ("TSA"). Equitable Accumulator Express is offered with the same variable investment options for use as an NQ or IRA. Equitable Accumulator Advisor is offered with the same variable investment options for use as an NQ, QP or IRA. Equitable Accumulator Select issued after September 15, 2003 is offered with the same variable investment options for use as an NQ, IRA or TSA. The Equitable Accumulators issued after May 1, 1997, March 1, 2000, April 1, 2002 and September 15, 2003 IRA, NQ, QP and TSA, the Equitable Accumulator Select, Equitable Accumulator Elite and Elite II IRA, NQ, QP and TSA, the Equitable Accumulator Select NQ, IRA and TSA, and the Equitable Accumulator Plus IRA, NQ, QP and TSA, collectively referred to as the Contracts, are offered under group and individual variable annuity forms.

   The Account supports the operations of various Equitable Life variable annuity products. These products are sold through both Equitable's Agent Distribution channel and Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those variable annuity products which are sold through both Equitable's Agent Distribution channel and Equitable's Independent Broker Dealer Distribution channel.

   The amount retained by Equitable Life in the Account arises principally from
   (1) contributions from Equitable Life, (2) mortality and expense charges and asset-based administration charges and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   On December 29, 2003, The American Institute of Certified Public Accountants issued Statement of Position 03-05 "Financial Highlights of Separate
   Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies" which was effective for the December 31, 2003 financial statements. Adoption of the new requirements did not have a significant impact on the Account's statement of position or results of operations.

   Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Receivable/payable for policy-related transactions represent amounts due to/from the Equitable Life's General Account predominately related to premiums, surrenders and death benefits.

   Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account of Equitable Life's General Account, and fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and fixed maturity option of Separate Account No.
   46. The net assets of any variable investment option may not be less than the aggregate of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in Equitable Life's General Account to provide for other policy benefits, as required by state insurance law. Equitable Life's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003


2. Significant Accounting Policies (Concluded)

   amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under Equitable Accumulator issued after April 1, 2002, Equitable Accumulator Plus, Equitable Accumulator issued after March 1, 2000, Equitable Accumulator Elite, and Equitable Accumulator Elite II. Included in Contract maintenance charges are administrative charges, if applicable, that are deducted annually under Equitable Accumulator issued after April 1, 2002, Equitable Accumulator Plus, Equitable Accumulator issued after March 1, 2000, Equitable Accumulator Select, and Equitable Accumulator Elite.

   The operations of the Account are included in the federal income tax return of Equitable Life which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Life retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:

                                                       Purchases        Sales
                                                    -------------- -------------
AXA Aggressive Allocation .......................    $  6,600,480   $      2,715
AXA Conservative Allocation .....................       5,314,459        223,622
AXA Conservative-Plus Allocation ................       8,840,493        261,811
AXA Moderate Allocation .........................      25,534,304     16,094,594
AXA Moderate-Plus Allocation ....................      25,534,094        364,208
AXA Premier VIP Aggressive Equity ...............      27,087,577     11,112,660
AXA Premier VIP Core Bond .......................     362,471,894     49,852,520
AXA Premier VIP Health Care .....................      79,887,893      7,199,059
AXA Premier High Yield ..........................     458,831,421     66,206,731
AXA Premier VIP International Equity ............     119,639,674     48,297,493
AXA Premier VIP Large Cap Core Equity ...........      63,286,538      5,476,243
AXA Premier VIP Large Cap Growth ................     125,207,367      7,628,599
AXA Premier VIP Large Cap Value .................     124,681,861      5,978,480
AXA Premier VIP Small/Mid Cap Growth ............     160,883,277     10,171,093
AXA Premier VIP Small/Mid Cap Value .............     133,048,705      6,641,798
AXA Premier VIP Technology ......................      61,352,846     18,359,720
AXA Rosenberg VIT Value Long/Short Equity .......         980,571          3,525
EQ/Alliance Common Stock ........................     244,763,345     61,014,937
EQ/Alliance Growth and Income ...................     273,530,529     17,920,368
EQ/Alliance Immediate Government Securities .....     288,106,205    136,446,193
EQ/Alliance International .......................     445,585,126    287,419,313
EQ/Alliance Premier Growth ......................      76,822,597     40,763,534
EQ/Alliance Quality Bond ........................     193,247,017     24,169,291
EQ/Alliance Small Cap Growth ....................     387,848,261    299,523,795
EQ/Bernstein Diversified Value ..................     405,217,623     31,103,765
EQ/Calvert Socially Responsible .................      16,275,036      2,033,187
EQ/Capital Guardian International ...............     265,540,712    119,521,303
EQ/Capital Guardian Research ....................     156,583,187     36,022,194
EQ/Capital Guardian U.S. Equity .................     297,625,040     17,452,534
EQ/Emerging Markets Equity ......................     123,743,294     61,167,888
EQ/Equity 500 Index .............................     600,217,426    200,442,014
EQ/Evergreen Omega ..............................      56,790,500      3,377,405
EQ/FI MidCap ....................................     261,113,585     15,483,578
EQ/FI Small/Mid Cap Value .......................     193,061,223     19,174,194
EQ/JP Morgan Core Bond ..........................     428,669,395    136,546,905
EQ/Janus Large Cap Growth .......................      60,684,023     16,624,623
EQ/Lazard Small Cap Value .......................     228,652,825     33,595,297
EQ/Marsico Focus ................................     443,721,017      9,929,449
EQ/Mercury Basic Value Equity ...................     209,010,954     17,850,586

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

3. Purchases and Sales of Investments (Concluded)

                                                  Purchases          Sales
                                              ---------------- ----------------
EQ/Mercury International Value ............      267,712,034      193,394,070
EQ/MFS Emerging Growth Companies ..........       64,713,104       56,960,871
EQ/MFS Investors Trust ....................       75,178,507       19,531,280
EQ/Money Market ...........................    1,184,509,865    1,348,268,025
EQ/Putnam Growth and Income Value .........       88,745,489       61,807,230
EQ/Putnam Voyager .........................       59,214,703       47,535,037
EQ/Small Company Index ....................      124,914,965       10,597,523
EQ/Technology .............................       60,356,945       30,090,995
U.S Real Estate ...........................        2,029,640           20,013

4. Expenses and Related Party Transactions

   The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value and are subject to fees for investment management and advisory services and other Trust expenses. The class of shares offered by the Account ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually up to 0.25% to 0.35% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of Class B shares. These fees are reflected in the net asset value of the shares.

   Equitable Life serves as investment manager of EQAT and VIP. AXA Rosenberg Investment Management LLC serves as investment manager for the Barr Rosenberg Variable Insurance Trust -- AXA Rosenberg VIT Value Long/Short Equity Portfolio. Van Kampen (name under which Morgan Stanley Investment Management Inc. does business in certain situations) serves as investment manager for The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range from a low of 0.10% to high of 1.20% of average daily net assets. Equitable Life as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of Equitable Life, may also receive distribution fees under Rule 12 b-1 Plans as described above.

   Alliance Capital Management L.P. ("Alliance") serves as an investment advisor for the EQ/Alliance Portfolios; EQ/Bernstein Diversified Value, EQ/Equity 500 Index, EQ/Money Market, and EQ/Small Company Index; as well as a portion of AXA Premier VIP Aggressive Equity, AXA Premier VIP High Yield, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth and AXA Premier VIP Technology. Alliance is a limited partnership which is indirectly majority-owned by Equitable Life and AXA Financial, Inc. (parent to Equitable Life).

   AXA Advisors and Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc.

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable Life) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with Distributors. The licensed insurance agents who sell our policies for these companies are appointed as agents of Equitable Life and are registered representatives of the agencies and affiliated broker-dealer. The registered representatives are compensated on a commission basis by Equitable Life. AXA Advisors receives commissions and other service-related payments under its Distribution Agreement with Equitable Life and its Networking Agreement with AXA Network. Distributors receives commissions and other service-related payments under a Distribution Agreement with Equitable Life.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

5. Substitutions/Reorganizations

   Substitution transactions that occurred at the dates indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.

-----------------------------------------------------------------------------------------------------
 May 2, 2003         Removed Portfolio                          Surviving Portfolio
-----------------------------------------------------------------------------------------------------
                     EQ/International Equity Index Portfolio    EQ/Alliance International Portfolio
-----------------------------------------------------------------------------------------------------
Shares -- Class B      10,628,740                                10,208,338
Value -- Class B     $ 75,262,126                              $ 75,262,126
Net Assets before    $ 75,262,126                              $ 44,189,284
Net Assets after                                               $119,451,410
-----------------------------------------------------------------------------------------------------
 November 22, 2002    Removed Portfolio                        Surviving Portfolio
-----------------------------------------------------------------------------------------------------
                      EQ/MFS Research Portfolio                EQ/Capital Guardian Research Portfolio
-----------------------------------------------------------------------------------------------------
Shares -- Class B      28,166,798                                28,318,252
Value -- Class B     $247,678,229                              $247,678,229
Net Assets before    $247,678,229                              $ 89,132,261
Net Assets after                                               $336,810,490
-----------------------------------------------------------------------------------------------------
                     EQ/Alliance Growth Investors Portfolio    EQ/Balanced Portfolio
-----------------------------------------------------------------------------------------------------
Shares -- Class B       1,893,178                                 2,046,157
Value -- Class B     $ 26,463,915                              $ 26,463,915
Net Assets before    $ 26,463,915                              $ 86,658,237
Net Assets after                                               $113,122,152
-----------------------------------------------------------------------------------------------------
                     EQ/Alliance Global Portfolio              EQ/Alliance International Portfolio
-----------------------------------------------------------------------------------------------------
Shares -- Class B       1,327,647                                 2,127,390
Value -- Class B     $ 15,620,807                              $ 15,620,807
Net Assets before    $ 15,620,807                              $ 12,598,522
Net Assets after                                               $ 28,219,329
-----------------------------------------------------------------------------------------------------
 July 12, 2002       Removed Portfolio                         Surviving Portfolio
-----------------------------------------------------------------------------------------------------
                     EQ/AXP New Dimensions                     EQ/Capital Guardian U.S.
                     Portfolio                                 Equity Portfolio
-----------------------------------------------------------------------------------------------------
Shares -- Class B         199,156                               143,629,467
Value -- Class B     $  1,152,217                              $  1,152,217
Net Assets before    $  1,152,217                              $139,282,381
Net Assets after                                               $140,434,598
-----------------------------------------------------------------------------------------------------
                     EQ/AXP Strategy                           EQ/Alliance Small
                     Aggressive Portfolio                      Cap Growth Portfolio
-----------------------------------------------------------------------------------------------------
Shares -- Class B         110,236                                    34,389
Value -- Class B     $    328,529                              $    328,529
Net Assets before    $    328,529                              $157,608,140
Net Assets after                                               $157,936,669
-----------------------------------------------------------------------------------------------------

Reorganizations

The EQ/Balanced Portfolio, a fund of EQAT, was merged into the AXA Moderate Allocation Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003. The effect of this is to convert the EQ/Balanced Portfolio into a "fund of funds" structure by investing in a combination of other portfolios that is selected select from 36 actively managed choices.

The EQ/Aggressive Stock Portfolio, a fund of EQAT, was merged in the AXA Premier VIP Aggressive Equity Portfolio, a fund of VIP in a reorganization effective after the close of business on August 15, 2003. The EQ/High Yield Portfolio, a fund of EQAT, was merged into the AXA Premier VIP High Yield Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

6. Asset Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, Equitable Life charges the account for the following charges:

                                                                            Asset-based                    Current     Maximum
                                                          Mortality and   Administration   Distribution   Aggregate   Aggregate
                                                          Expense Risks       Charge          Charge        Charge     Charge
                                                         --------------- ---------------- -------------- ----------- ----------
Equitable Accumulator Advisor ........................   0.50%           --               --             0.50%       0.50%
Equitable Accumulator Express ........................   0.70%           0.25%            --             0.95%       0.95%
Accumulator and Rollover IRA issued before
  May 1, 1997 ........................................   0.90%           0.30%            --             1.20%       1.20%
Equitable Accumulator issued after April 1, 2002 .....   0.75%           0.25%            0.20%          1.20%       1.20%
Equitable Accumulator issued after
  September 15, 2003 .................................   0.75%           0.30%            0.20%          1.25%       1.25%
Equitable Accumulator issued after May 1, 1997 .......   1.10%           0.25%            --             1.35%       1.35%
Equitable Accumulator Plus ...........................   0.90%           0.25%            0.25%          1.40%       1.40%
Equitable Accumulator Plus issued after
  September 15, 2003 .................................   0.90%           0.35%            0.25%          1.50%       1.50%
Equitable Accumulator issued after March 1, 2000 .....   1.10%           0.25%            0.20%          1.55%       1.55%
Equitable Accumulator Elite, Plus, Select ............   1.10%           0.25%            0.25%          1.60%       1.60%
Equitable Accumulator Elite issued after
  September 15, 2003 .................................   1.10%           0.30%            0.25%          1.65%       1.65%
Equitable Accumulator Select issued after
  September 15, 2003 .................................   1.10%           0.25%            0.35%          1.70%       1.70%
Equitable Accumulator Elite II .......................   1.10%           0.25%            0.45%          1.80%       1.80%
Equitable Accumulator Select II ......................   1.10%           0.35%            0.45%          1.90%       1.90%

The charges may be retained in the Account by Equitable Life and participate in the net investment results of the Portfolios. Equitable Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value (unit liquidation from account value).

The table below lists all the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or a Contractowners account value.

                                          When charge
Charges                                   is deducted                    Amount deducted                    How deducted
-------------------------------  -------------------------------  -------------------------------  -------------------------------
Charges for state premium        At time of transaction           Varies by state                  Applied to an annuity payout
and other applicable taxes                                                                         option

Charge for Trust expenses        Daily                            Varies by portfolio              Unit value

Annual Administrative charge     Annually on each contract        Depending on account value,      Unit liquidation from
                                 date anniversary.                in Years 1 to 2 lesser of $30    account value
                                                                  or 2% of account value,
                                                                  thereafter $30

Variable Immediate Annuity       At time of transaction           $350 annuity administrative      Unit liquidation from
payout option administrative                                      fee                              account value
fee

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

6. Asset Charges (Concluded)

                                          When charge
Charges                                   is deducted                    Amount deducted                    How deducted
-------------------------------  -------------------------------  -------------------------------  -------------------------------
Withdrawal charge                At time of transaction           Low - During the first seven     Unit liquidation from account
                                                                  contract years following a       value
                                                                  contribution, a 7% charge is
                                                                  deducted from amounts withdrawn
                                                                  that exceed 10% of your account
                                                                  value.

                                                                  High - During the first eight
                                                                  contract years following a
                                                                  contribution, a charge will be
                                                                  deducted from amounts
                                                                  withdrawn that exceed 10% of
                                                                  your account value. The charge
                                                                  is 8% in the first two
                                                                  contract years following a
                                                                  contribution; the charge is 7%
                                                                  in the third and fourth
                                                                  contract years following a
                                                                  contribution; thereafter it
                                                                  declines by 1% each year in
                                                                  the fifth to eighth contract
                                                                  year

BaseBuilder benefit charge       Annually on each contract        0.30%                            Unit liquidation from account
                                 date anniversary.                                                 value

Protection Plus                  Annually on each contract        Low - 0.20%                      Unit liquidation from account
                                 date anniversary.                                                 value
                                                                  High - 0.35%.

Guaranteed minimum death
benefit options:
  Annual ratchet to age 85       Annually on each contract        Low - 0.20% of the Annual        Unit liquidation from account
                                 date anniversary.                rachet to age 85 benefit base    value

                                                                  High - 0.30% of the Annual
                                                                  rachet to age 85 benefit base

  Greater of 5% rollup to age    Annually on each contract        0.50% of the greater of 5%       Unit liquidation from account
  85 or annual rachet to age 85  date anniversary.                roll-up to age 85 or annual      value
                                                                  rachet to age 85 benefit base

  6% rollup to age 85            Annually on each contract        Low - 0.35% of the 6%            Unit liquidation from account
                                 date anniversary.                roll-up to age 85 benefit base   value

                                                                  High - 0.45% of the 6%
                                                                  roll-up to age 85 benefit base

  Greater of 6% rollup to age    Annually on each contract        Low - 0.45% of the 6%            Unit liquidation from account
  85 or annual rachet to age     date anniversary.                roll-up to age 85 benefit base   value
  85                                                              or the Annual ratchet to age
                                                                  85 benefit base, as applicable

                                                                  High - 0.60% of the 6%
                                                                  roll-up to age 85 benefit base
                                                                  or the Annual ratchet to age
                                                                  85 benefit base, as applicable

Guaranteed Minimum Income        Annually on each contract        Low - 0.45%                      Unit liquidation from account
Benefit                          date anniversary.                                                 value
                                                                  High - 0.60%

Guaranteed Principal Benefit     Annually on first 10 contract    0.05%                            Unit liquidation from account
charge                           date anniversaries                                                value

Net Loan Interest charge for     At time of transaction           2.00%                            Unit liquidation from account
Rollover TSA contracts only.                                                                       value

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
AXA Aggressive Allocation
-------------------------
  2003   Unit Value 1.25% to 1.70%
         Lowest contract charge 1.25% Class B (t)       $ 10.68               --                --            --            6.80%
         Highest contract charge 1.70% Class B (t)      $ 10.66               --                --            --            6.62%
         All contract charges                                --              625          $  6,664          1.20%             --
AXA Conservative Allocation
---------------------------
  2003   Unit Value 1.25% to 1.70%                           --               --                --            --              --
         Lowest contract charge 1.25% Class B (t)       $ 10.32               --                --            --            3.76%
         Highest contract charge 1.70% Class B (t)      $ 10.30               --                --            --            3.00%
         All contract charges                                --              483          $  4,989          3.76%             --
AXA Conservative-Plus Allocation
--------------------------------
  2003   Unit Value 1.25% to 1.70%                           --               --                --            --              --
         Lowest contract charge 1.25% Class B (t)       $ 10.42               --                --            --            4.83%
         Highest contract charge 1.70% Class B (t)      $ 10.41               --                --            --            4.10%
         All contract charges                                --              821          $  8,552          4.83%             --
AXA Moderate Allocation (r)(j)
------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --               --                --            --              --
         Lowest contract charges 0.50% Class B (m)      $ 48.11               --                --            --           18.54%
         Highest contract charges 1.90% Class B (a)     $ 37.31               --                --            --           16.86%
         All contract charges                                --           18,997          $653,817          3.59%             --
  2002   Lowest contract charges 0.50% Class B (m)      $ 40.59               --                --            --          (11.86)%
         Highest contract charges 1.90% Class B (a)     $ 31.93               --                --            --          (14.37)%
         All contract charges                                --            3,929          $137,208          2.19%             --
  2001   Lowest contract charges 0.95% Class B (d)      $ 43.48               --                --            --          ( 5.55)%
         Highest contract charges 1.90% Class B (a)     $ 37.29               --                --            --            5.14%
         All contract charges                                --              507          $ 20,337          3.88%             --
  2000   Lowest contact charges 0.95% Class B                --               --                --            --              --
         Highest contract charges 1.60% Class B              --               --                --            --              --
         All contract charges                                --               --                --            --              --
  1999   Lowest contact charges 0.95% Class B                --               --                --            --              --
         Highest contact charges 1.60% Class B               --               --                --            --              --
         All contract charges                                --               --                --            --              --
AXA Moderate-Plus Allocation
----------------------------
  2003   Unit Value 1.25% to 1.70%                          --                --                --            --              --
         Lowest contract charge 1.25% Class B (t)      $ 10.68                --                --            --            6.80%
         Highest contract charge 1.70% Class B (t)     $ 10.66                --                --            --            6.60%
         All contract charges                               --             2,415          $ 25,768          2.70%             --
AXA Premier VIP Aggressive Equity
---------------------------------
  2003   Unit Value 0.50% to 1.90%*                         --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)     $ 56.83                --                --            --           36.82%
         Highest contract charges 1.90% Class B (a)    $ 44.08                --                --            --           34.92%
         All contract charges                               --             2,180          $101,344          0.00%             --
  2002   Lowest contract charges 0.50% Class B (h)     $ 41.54                --                --            --          (29.22)%
         Highest contract charges 1.90% Class B (a)    $ 32.67                --                --            --          (30.23)%
         All contract charges                               --             1,711          $ 60,793          0.01%             --
  2001   Lowest contract charges 0.50% Class B (h)     $ 58.69                --                --            --          (25.55)%
         Highest contract charges 1.90% Class B (a)    $ 46.83                --                --            --           13.23%
         All contract charges                               --             1,907          $ 96,588          0.28%             --
  2000   Lowest contact charges 0.50% Class B (h)      $ 78.83                --                --            --          (13.77)%
         Highest contract charges 1.60% Class B        $ 66.77                --                --            --          (14.73)%
         All contract charges                               --             1,965          $135,269          0.17%             --
  1999   Lowest contact charges 0.95% Class B (d)      $ 85.83                --                --            --           17.42%
         Highest contact charges 1.60% Class B         $ 78.30                --                --            --           16.64%
         All contract charges                               --             1,517          $123,032          0.14%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
AXA Premier VIP Core Bond
-------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --           --
         Lowest contract charge 0.50% Class B (l)       $ 11.11                --                --            --         3.67%
         Highest contract charge 1.90% Class B (l)      $ 10.80                --                --            --         1.79%
         All contract charges                                --            47,365          $516,125          3.67%          --
  2002   Unit Value 0.50% to 1.90%*                          --                --                --            --           --
         Lowest contract charge 0.50% Class B (l)       $ 10.76                --                --            --         5.39%
         Highest contract charge 1.90% Class B (l)      $ 10.61                --                --            --         4.02%
         All contract charges                                --            19,201          $204,776          5.63%          --
AXA Premier VIP Health Care
---------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --           --
         Lowest contract charge 0.50% Class B (l)       $ 10.16                --                --            --        27.47%
         Highest contract charge 1.90% Class B (l)      $  9.87                --                --            --        25.73%
         All contract charges                                --            11,382          $113,739          1.55%          --
  2002   Unit Value 0.50% to 1.90%*                          --                --                --            --           --
         Lowest contract charge 0.50% Class B (l)       $  7.97                --                --            --       (19.41)%
         Highest contract charge 1.90% Class B (l)      $  7.85                --                --            --       (20.63)%
         All contract charges                                --             3,195          $ 25,215            --           --
AXA Premier VIP High Yield
--------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --           --
         Lowest contract charges 0.50% Class B (h)      $ 31.80                --                --            --        21.93%
         Highest contract charges 1.90% Class B (a)     $ 24.99                --                --            --        20.21%
         All contract charges                                --            25,622          $673,178          7.02%          --
  2002   Lowest contract charges 0.50% Class B (h)      $ 26.08                --                --            --       ( 3.41)%
         Highest contract charges 1.90% Class B (a)     $ 20.79                --                --            --       ( 4.76)%
         All contract charges                                --            10,205          $228,627         10.07%          --
  2001   Lowest contract charges 0.50% Class B (h)      $ 27.00                --                --            --         0.19%
         Highest contract charges 1.90% Class B (a)     $ 21.83                --                --            --         5.85%
         All contract charges                                --             8,008          $187,477         10.30%          --
  2000   Lowest contact charges 0.50% Class B (h)       $ 26.95                --                --            --       ( 9.35)%
         Highest contract charges 1.60% Class B         $ 23.07                --                --            --       (10.34)%
         All contract charges                                --             6,613          $156,909         11.18%          --
  1999   Lowest contact charges 0.95% Class B (d)       $ 28.03                --                --            --       ( 4.50)%
         Highest contact charges 1.60% Class B          $ 25.73                --                --            --       ( 5.13)%
         All contract charges                                --             5,951          $157,921         12.15%          --
AXA Premier International Equity
--------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --           --
         Lowest contract charge 0.50% Class B (l)       $ 10.52                --                --            --        33.67%
         Highest contract charge 1.90% Class B (l)      $ 10.23                --                --            --        31.83%
         All contract charges                                --            11,346          $117,579          0.85%          --
  2002   Unit Value 0.50% to 1.90%*                          --                --                --            --           --
         Lowest contract charge 0.50% Class B (l)       $  7.87                --                --            --       (18.61)%
         Highest contract charge 1.90% Class B (l)      $  7.76                --                --            --       (19.75)%
         All contract charges                                --             3,212          $ 25,053            --           --
AXA Premier VIP Large Cap Core Equity
-------------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --           --
         Lowest contract charge 0.50% Class B (l)       $  9.83                --                --            --        27.46%
         Highest contract charge 1.90% Class B (l)      $  9.55                --                --            --        25.66%
         All contract charges                                --            10,567          $102,131          0.19%          --
  2002   Unit Value 0.50% to 1.90%*                          --                --                --            --           --
         Lowest contract charge 0.50% Class B (l)       $  7.71                --                --            --       (22.59)%
         Highest contract charge 1.90% Class B (l)      $  7.60                --                --            --       (23.69)%
         All contract charges                                --             3,689          $ 28,181          0.49%          --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
AXA Premier VIP Large Cap Growth
--------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charge 0.50% Class B (l)      $   8.90                --                --            --           30.12%
         Highest contract charge 1.90% Class B (l)     $   8.65                --                --            --           28.15%
         All contract charges                                --            22,496          $197,050            --              --
  2002   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charge 0.50% Class B (l)      $   6.84                --                --            --          (30.13)%
         Highest contract charge 1.90% Class B (l)     $   6.75                --                --            --          (30.98)%
         All contract charges                                --             7,258          $ 49,222            --              --
AXA Premier VIP Large Cap Value
-------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charge 0.50% Class B (l)      $  10.40                --                --            --           30.32%
         Highest contract charge 1.90% Class B (l)     $  10.11                --                --            --           28.63%
         All contract charges                                --            20,239          $206,969          2.87%             --
  2002   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charge 0.50% Class B (l)      $   7.98                --                --            --          (18.82)%
         Highest contract charge 1.90% Class B (l)     $   7.86                --                --            --          (20.04)%
         All contract charges                                --             6,974          $ 55,122          1.00%             --
AXA Premier VIP Small/Mid Cap Growth
------------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charge 0.50% Class B (l)      $   8.72                --                --            --           39.52%
         Highest contract charge 1.90% Class B (l)     $   8.48                --                --            --           37.67%
         All contract charges                                --            28,678          $246,717          2.16%             --
  2002   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charge 0.50% Class B (l)      $   6.25                --                --            --          (36.61)%
         Highest contract charge 1.90% Class B (l)     $   6.16                --                --            --          (37.46)%
         All contract charges                                --             8,322          $ 51,568            --              --
AXA Premier VIP Small/Mid Cap Value
-----------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charge 0.50% Class B (l)      $  10.40                --                --            --           39.95%
         Highest contract charge 1.90% Class B (l)     $  10.11                --                --            --           37.90%
         All contract charges                                --            21,347          $218,393          0.94%             --
  2002   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charge 0.50% Class B (l)      $   7.43                --                --            --          (23.64)%
         Highest contract charge 1.90% Class B (l)     $   7.33                --                --            --          (24.59)%
         All contract charges                                --             6,540          $ 48,169            --              --
AXA Premier VIP Technology
--------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charge 0.50% Class B (l)      $   8.96                --                --            --           56.90%
         Highest contract charge 1.90% Class B (l)     $   8.71                --                --            --           54.71%
         All contract charges                                --             7,597          $ 67,141          4.79%             --
  2002   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charge 0.50% Class B (l)      $   5.71                --                --            --          (44.02)%
         Highest contract charge 1.90% Class B (l)     $   5.63                --                --            --          (44.75)%
         All contract charges                                --             2,311          $ 13,072            --              --
AXA Rosenberg VIT Value Long/Short Equity
-----------------------------------------
  2003   Unit Value 1.25% to 1.70%                           --                --                --            --              --
         Lowest contract charge 1.25% Class B (t)      $  10.17                --                --            --            1.72%
         Highest contract charge 1.70% Class B (t)     $  10.16                --                --            --            1.60%
         All contract charges                                --                95          $    966            --              --
EQ/Alliance Common Stock
------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)     $ 268.33                --                --            --           48.81%
         Highest contract charges 1.90% Class B (a)    $ 180.69                --                --            --           46.72%
         All contract charges                                --             5,325          $877,988          1.30%             --

                                      A-50

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Alliance Common Stock
------------------------
  2002   Lowest contract charges 0.50% Class B (h)      $ 180.32               --                --            --           (33.67)%
         Highest contract charges 1.90% Class B (a)     $ 123.15               --                --            --           (34.61)%
         All contract charges                                 --            3,226          $453,046          0.05%              --
  2001   Lowest contract charges 0.50% Class B (h)      $ 271.84               --                --            --           (11.19)%
         Highest contract charges 1.90% Class B (a)     $ 188.32               --                --            --             9.33%
         All contract charges                                 --            3,478          $743,618          2.15%              --
  2000   Lowest contact charges 0.50% Class B (h)       $ 306.09               --                --            --           (14.67)%
         Highest contract charges 1.60% Class B         $ 232.08               --                --            --           (15.61)%
         All contract charges                                 --            3,465          $846,591          0.45%              --
  1999   Lowest contact charges 0.95% Class B (d)       $ 321.89               --                --            --            23.70%
         Highest contact charges 1.60% Class B          $ 275.01               --                --            --            22.89%
         All contract charges                                 --            2,804          $817,163          0.58%              --
EQ/Alliance Growth and Income
-----------------------------
  2003   Unit Value 0.50% to 1.90%*                           --               --                --            --               --
         Lowest contract charges 0.50% Class B (l)      $  27.85               --                --            --            29.80%
         Highest contract charges 1.90% Class B (l)     $  24.09               --                --            --            27.93%
         All contract charges                                 --           17,280          $427,793          1.61%              --
  2002   Lowest contract charges 0.50% Class B (l)      $  21.46               --                --            --           (20.16)%
         Highest contract charges 1.90% Class B (l)     $  18.83               --                --            --           (21.21)%
         All contract charges                                 --            5,280          $104,247          2.86%              --
  2001   Lowest contract charges 0.50% Class B                --               --                --            --               --
         Highest contract charges 1.90% Class B               --               --                --            --               --
         All contract charges                                 --               --                --            --               --
  2000   Lowest contact charges 0.50% Class B                 --               --                --            --               --
         Highest contract charges 1.60% Class B               --               --                --            --               --
         All contract charges                                 --               --                --            --               --
  1999   Lowest contact charges 0.95% Class B                 --               --                --            --               --
         Highest contact charges 1.60% Class B                --               --                --            --               --
         All contract charges                                 --               --                --            --               --
EQ/Alliance Intermediate Government Securities
----------------------------------------------
  2003   Unit Value 0.50% to 1.90%*                           --               --                --            --               --
         Lowest contract charges 0.50% Class B (l)      $  20.69               --                --            --             1.61%
         Highest contract charges 1.90% Class B (l)     $  17.27               --                --            --             0.22%
         All contract charges                                 --           17,987          $328,020          4.53%              --
  2002   Lowest contract charges 0.50% Class B (l)      $  20.36               --                --            --             8.41%
         Highest contract charges 1.90% Class B (l)     $  17.23               --                --            --             7.22%
         All contract charges                                 --           10,061          $183,406         10.01%              --
  2001   Lowest contract charges 0.50% Class B                --               --                --            --               --
         Highest contract charges 1.90% Class B               --               --                --            --               --
         All contract charges                                 --               --                --            --               --
  2000   Lowest contact charges 0.50% Class B                 --               --                --            --               --
         Highest contract charges 1.60% Class B               --               --                --            --               --
         All contract charges                                 --               --                --            --               --
  1999   Lowest contact charges 0.95% Class B                 --               --                --            --               --
         Highest contact charges 1.60% Class B                --               --                --            --               --
         All contract charges                                 --               --                --            --               --
EQ/Alliance International (q)(s)
--------------------------------
  2003   Unit Value 0.50% to 1.90%*                           --               --                --            --               --
         Lowest contract charges 0.50% Class B (l)      $  12.29               --                --            --            34.47%
         Highest contract charges 1.90% Class B (l)     $  10.86               --                --            --            32.60%
         All contract charges                                 --           20,522          $232,935          2.53%              --
  2002   Lowest contract charges 0.50% Class B (l)      $   9.14               --                --            --           ( 9.33)%
         Highest contract charges 1.90% Class B (l)     $   8.19               --                --            --           (10.49)%
         All contract charges                                 --            3,406          $ 29,069            --               --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Alliance International (q)(s)
--------------------------------
  2001   Lowest contract charges 0.50% Class B               --                --                --            --              --
         Highest contract charges 1.90% Class B              --                --                --            --              --
         All contract charges                                --                --                --            --              --
  2000   Lowest contact charges 0.50% Class B                --                --                --            --              --
         Highest contract charges 1.60% Class B              --                --                --            --              --
         All contract charges                                --                --                --            --              --
  1999   Lowest contact charges 0.95% Class B                --                --                --            --              --
         Highest contact charges 1.60% Class B               --                --                --            --              --
         All contract charges                                --                --                --            --              --
EQ/Alliance Premier Growth
--------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B(h)       $  6.12                --                --            --           22.65%
         Highest contract charges 1.90% Class B (a)     $  5.73                --                --            --           20.89%
         All contract charges                                --            55,750          $326,649            --              --
  2002   Lowest contract charges 0.50% Class B (h)      $  4.99                --                --            --          (31.55)%
         Highest contract charges 1.90% Class B (a)     $  4.74                --                --            --          (32.48)%
         All contract charges                                --            48,237          $232,039            --              --
  2001   Lowest contract charges 0.50% Class B (h)      $  7.29                --                --            --          (24.30)%
         Highest contract charges 1.90% Class B (a)     $  7.02                --                --            --            4.83%
         All contract charges                                --            49,585          $347,643          0.01%             --
  2000   Lowest contact charges 0.50% Class B (h)       $  9.63                --                --            --          (18.80)%
         Highest contract charges 1.60% Class B (c)     $  9.45                --                --            --          (19.71)%
         All contract charges                                --            41,078          $388,954          0.79%             --
  1999   Lowest contact charges 0.95% Class B (d)       $ 11.82                --                --            --           18.24%
         Highest contact charges 1.60% Class B (c)      $ 11.77                --                --            --           17.72%
         All contract charges                                --            14,323          $168,756          0.73%             --
EQ/Alliance Quality Bond
------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (l)      $ 16.96                --                --            --            3.03%
         Highest contract charges 1.90% Class B (l)     $ 14.67                --                --            --            1.59%
         All contract charges                                --            16,832          $258,083          3.60%             --
  2002   Lowest contract charges 0.50% Class B (l)      $ 16.46                --                --            --            5.92%
         Highest contract charges 1.90% Class B (l)     $ 14.44                --                --            --            4.49%
         All contract charges                                --             5,930          $ 89,679          7.92%             --
  2001   Lowest contract charges 0.50% Class B               --                --                --            --              --
         Highest contract charges 1.90% Class B              --                --                --            --              --
         All contract charges                                --                --                --            --              --
  2000   Lowest contact charges 0.50% Class B                --                --                --            --              --
         Highest contract charges 1.60% Class B              --                --                --            --              --
         All contract charges                                --                --                --            --              --
  1999   Lowest contact charges 0.95% Class B                --                --                --            --              --
         Highest contact charges 1.60% Class B               --                --                --            --              --
         All contract charges                                --                --                --            --              --
EQ/Alliance Small Cap Growth (o)
--------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $ 14.47                --                --            --           40.21%
         Highest contract charges 1.90% Class B (a)     $ 13.16                --                --            --           38.25%
         All contract charges                                --            24,622          $333,931            --              --
  2002   Lowest contract charges 0.50% Class B (h)      $ 10.32                --                --            --          (30.55)%
         Highest contract charges 1.90% Class B (a)     $  9.52                --                --            --          (31.56)%
         All contract charges                                --            16,457          $160,910            --              --
  2001   Lowest contract charges 0.50% Class B (h)      $ 14.86                --                --            --          (13.70)%
         Highest contract charges 1.90% Class B (a)     $ 13.91                --                --            --           14.37%
         All contract charges                                --            14,714          $209,134          1.04%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Alliance Small Cap Growth (o)
--------------------------------
  2000   Lowest contact charges 0.50% Class B (h)       $ 17.22                --                --            --           13.08%
         Highest contract charges 1.60% Class B         $ 16.53                --                --            --           11.84%
         All contract charges                                --            13,841          $230,265            --              --
  1999   Lowest contact charges 0.95% Class B (d)       $ 15.04                --                --            --           26.41%
         Highest contact charges 1.60% Class B          $ 14.78                --                --            --           25.57%
         All contract charges                                --             7,780          $115,688            --              --
EQ/Bernstein Diversified Value
------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $ 13.56                --                --            --           28.17%
         Highest contract charges 1.90% Class B (a)     $ 12.45                --                --            --           26.28%
         All contract charges                                --            70,973          $907,823          1.69%             --
  2002   Lowest contract charges 0.50% Class B (h)      $ 10.58                --                --            --          (14.05)%
         Highest contract charges 1.90% Class B (a)     $  9.86                --                --            --          (15.29)%
         All contract charges                                --            36,996          $373,343          1.59%             --
  2001   Lowest contract charges 0.50% Class B (h)      $ 12.31                --                --            --            2.50%
         Highest contract charges 1.90% Class B (a)     $ 11.64                --                --            --            7.18%
         All contract charges                                --            21,630          $256,192          1.05%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 12.01                --                --            --           (2.45)%
         Highest contract charges 1.60% Class B         $ 11.61                --                --            --           (3.57)%
         All contract charges                                --            14,989          $174,965          0.89%             --
  1999   Lowest contact charges 0.95% Class B (d)       $ 12.20                --                --            --            2.55%
         Highest contact charges 1.60% Class B          $ 12.04                --                --            --            1.95%
         All contract charges                                --            11,006          $133,082          2.97%             --
EQ/Calvert Socially Responsible
-------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (k)      $  8.25                --                --            --           27.31%
         Highest contract charges 1.90% Class B (a)     $  7.75                --                --            --           25.41%
         All contract charges                                --             2,756          $ 21,924            --              --
  2002   Lowest contract charges 0.50% Class B (k)      $  6.48                --                --            --          (26.78)%
         Highest contract charges 1.90% Class B (a)     $  6.18                --                --            --          (27.80)%
         All contract charges                                --               731          $  4,578            --              --
  2001   Lowest contract charges 0.50% Class B (k)      $  8.85                --                --            --            2.89%
         Highest contract charges 1.90% Class B (a)     $  8.56                --                --            --            7.16%
         All contract charges                                --                38          $    328            --              --
  2000   Lowest contact charges 0.50% Class B                --                --                --            --              --
         Highest contract charges 1.60% Class B              --                --                --            --              --
         All contract charges                                --                --                --            --              --
  1999   Lowest contact charges 0.95% Class B                --                --                --            --              --
         Highest contact charges 1.60% Class B               --                --                --            --              --
         All contract charges                                --                --                --            --              --
EQ/Capital Guardian International
---------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $  9.92                --                --            --           31.91%
         Highest contract charges 1.90% Class B (a)     $  9.29                --                --            --           30.11%
         All contract charges                                --            34,025          $323,809          1.54%             --
  2002   Lowest contract charges 0.50% Class B (h)      $  7.52                --                --            --          (15.51)%
         Highest contract charges 1.90% Class B (a)     $  7.14                --                --            --          (16.69)%
         All contract charges                                --            15,843          $114,882          1.42%             --
  2001   Lowest contract charges 0.50% Class B (h)      $  8.90                --                --            --          (21.24)%
         Highest contract charges 1.90% Class B (a)     $  8.57                --                --            --            7.25%
         All contract charges                                --            11,548          $ 99,965          1.77%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 11.30                --                --            --          (19.50)%
         Highest contract charges 1.60% Class B (c)     $ 11.09                --                --            --          (20.39)%
         All contract charges                                --             9,845          $109,358          0.47%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Capital Guardian International
---------------------------------
  1999   Lowest contact charges 0.95% Class B (d)       $ 14.00                --                --            --           39.96%
         Highest contact charges 1.60% Class B (c)      $ 13.93                --                --            --           39.35%
         All contract charges                                --             2,778          $ 38,743            --              --
EQ/Capital Guardian Research (p)
--------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $ 10.76                --                --            --           30.90%
         Highest contract charges 1.90% Class B (a)     $ 10.07                --                --            --           29.10%
         All contract charges                                --            54,622          $562,488          0.48%             --
  2002   Lowest contract charges 0.50% Class B (h)      $  8.22                --                --            --          (25.07)%
         Highest contract charges 1.90% Class B (a)     $  7.80                --                --            --          (26.14)%
         All contract charges                                --            40,818          $324,026          0.43%             --
  2001   Lowest contract charges 0.50% Class B (h)      $ 10.97                --                --            --           (2.49)%
         Highest contract charges 1.90% Class B (a)     $ 10.56                --                --            --           11.48%
         All contract charges                                --             7,485          $ 79,895          0.22%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 11.25                --                --            --            5.38%
         Highest contract charges 1.60% Class B (c)     $ 11.04                --                --            --            4.15%
         All contract charges                                --             5,673          $ 62,742          1.69%             --
  1999   Lowest contact charges 0.95% Class B (d)       $ 10.64                --                --            --            6.42%
         Highest contact charges 1.60% Class B (c)      $ 10.60                --                --            --            5.95%
         All contract charges                                --             1,972          $ 20,913          0.42%             --
EQ/Capital Guardian U.S. Equity (n)
-----------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $ 10.71                --                --            --           35.74%
         Highest contract charges 1.90% Class B (a)     $ 10.02                --                --            --           33.78%
         All contract charges                                --            56,813          $583,096          0.39%             --
  2002   Lowest contract charges 0.50% Class B (h)      $  7.89                --                --            --          (24.06)%
         Highest contract charges 1.90% Class B (a)     $  7.49                --                --            --          (25.10)%
         All contract charges                                --            24,868          $189,328          0.42%             --
  2001   Lowest contract charges 0.50% Class B (h)      $ 10.39                --                --            --           (2.53)%
         Highest contract charges 1.90% Class B (a)     $ 10.00                --                --            --           12.51%
         All contract charges                                --            16,170          $163,523          0.32%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 10.66                --                --            --            3.07%
         Highest contract charges 1.60% Class B (c)     $ 10.46                --                --            --            1.95%
         All contract charges                                --            11,617          $121,719          2.33%             --
  1999   Lowest contact charges 0.95% Class B (d)       $ 10.31                --                --            --            3.07%
         Highest contact charges 1.60% Class B (c)      $ 10.26                --                --            --            2.62%
         All contract charges                                --             5,350          $ 54,949          1.28%             --
EQ/Emerging Markets Equity
--------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $  9.21                --                --            --           55.05%
         Highest contract charges 1.90% Class B (a)     $  8.42                --                --            --           53.09%
         All contract charges                                --            18,796          $164,082          1.03%             --
  2002   Lowest contract charges 0.50% Class B (h)      $  5.94                --                --            --           (6.31)%
         Highest contract charges 1.90% Class B (a)     $  5.50                --                --            --           (7.72)%
         All contract charges                                --            10,375          $ 58,530            --              --
  2001   Lowest contract charges 0.50% Class B (h)      $  6.34                --                --            --          ( 5.65)%
         Highest contract charges 1.90% Class B (a)     $  5.96                --                --            --           27.64%
         All contract charges                                --             9,079          $ 55,188            --              --
  2000   Lowest contact charges 0.50% Class B (h)       $  6.72                --                --            --          (40.34)%
         Highest contract charges 1.60% Class B         $  6.47                --                --            --          (41.02)%
         All contract charges                                --             8,892          $ 57,855            --              --
  1999   Lowest contact charges 0.95% Class B (d)       $ 11.15                --                --            --           93.89%
         Highest contact charges 1.60% Class B          $ 10.97                --                --            --           92.46%
         All contract charges                                --             4,873          $ 53,732            --              --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Equity 500 Index (i)
-----------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                 --           --              --
         Lowest contract charges 0.50% Class B (h)      $ 25.65                --                 --           --           27.21%
         Highest contract charges 1.90% Class B (a)     $ 22.31                --                 --           --           25.40%
         All contract charges                                --            50,505         $1,166,468         1.51%             --
  2002   Lowest contract charges 0.50% Class B (h)      $ 20.16                --                 --           --          (22.79)%
         Highest contract charges 1.90% Class B (a)     $ 17.79                --                 --           --          (23.88)%
         All contract charges                                --            30,324         $  561,948         1.04%             --
  2001   Lowest contract charges 0.50% Class B (h)      $ 26.11                --                 --           --          (12.62)%
         Highest contract charges 1.90% Class B (a)     $ 23.37                --                 --           --            7.81%
         All contract charges                                --            24,226         $  586,435         0.85%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 29.88                --                 --           --          (10.26)%
         Highest contract charges 1.60% Class B (f)     $ 27.69                --                 --           --          (11.24)%
         All contract charges                                --            22,202         $  622,118         1.96%             --
  1999   Lowest contact charges 1.35% Class B           $ 31.67                --                 --           --           18.48%
         Highest contact charges 1.35% Class B          $ 31.67                --                 --           --           18.48%
         All contract charges                                --                --                 --         0.91%             --
EQ/Evergreen Omega
------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                 --           --              --
         Lowest contract charges 0.50% Class B (m)      $  8.23                --                 --           --           37.40%
         Highest contract charges 1.90% Class B (a)     $  7.67                --                 --           --           35.51%
         All contract charges                                --             9,822         $   78,212           --              --
  2002   Lowest contract charges 0.50% Class B (m)      $  5.99                --                 --           --          (24.37)%
         Highest contract charges 1.90% Class B (a)     $  5.66                --                 --           --          (25.43)%
         All contract charges                                --             2,262         $   13,052           --              --
  2001   Lowest contract charges 0.95% Class B (d)      $  7.81                --                 --           --          (17.79)%
         Highest contract charges 1.90% Class B (a)     $  7.59                --                 --           --            8.89%
         All contract charges                                --               464         $    3,565         0.01%             --
  2000   Lowest contact charges 0.95% Class B (d)       $  9.50                --                 --           --          (12.60)%
         Highest contract charges 1.60% Class B (b)     $  9.38                --                 --           --          (13.15)%
         All contract charges                                --               261         $    2,455         0.30%             --
  1999   Lowest contact charges 0.95% Class B (d)       $ 10.87                --                 --           --            8.68%
         Highest contact charges 1.60% Class B (b)      $ 10.80                --                 --           --            7.97%
         All contract charges                                --                97         $    1,050         0.66%             --
EQ/FI Mid Cap
-------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                 --           --              --
         Lowest contract charges 0.50% Class B (h)      $ 10.01                --                 --           --           42.80%
         Highest contract charges 1.90% Class B (a)     $  9.55                --                 --           --           40.88%
         All contract charges                                --            49,567         $  483,002           --              --
  2002   Lowest contract charges 0.50% Class B (h)      $  7.01                --                 --           --          (18.87)%
         Highest contract charges 1.90% Class B (a)     $  6.78                --                 --           --          (20.05)%
         All contract charges                                --            18,844         $  129,102         0.01%             --
  2001   Lowest contract charges 0.50% Class B (h)      $  8.64                --                 --           --          (13.86)%
         Highest contract charges 1.90% Class B (a)     $  8.48                --                 --           --           16.73%
         All contract charges                                --             9,447         $   80,508         0.23%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 10.03                --                 --           --            0.26%
         Highest contract charges 1.60% Class B (g)     $  9.99                --                 --           --           (0.01)%
         All contract charges                                --             1,874         $   18,728         0.41%             --
  1999   Lowest contact charges 0.95% Class B                --                --                 --           --              --
         Highest contact charges 1.60% Class B (d)           --                --                 --           --              --
         All contract charges                                --                --                 --           --              --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/FI Small/Mid Cap Value
-------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $ 13.12                --                --            --           32.65%
         Highest contract charges 1.90% Class B (a)     $ 11.94                --                --            --           30.78%
         All contract charges                                --            35,841          $441,408          0.48%             --
  2002   Lowest contract charges 0.50% Class B (h)      $  9.89                --                --            --          (15.18)%
         Highest contract charges 1.90% Class B (a)     $  9.13                --                --            --          (16.32)%
         All contract charges                                --            18,536          $173,781          0.70%             --
  2001   Lowest contract charges 0.50% Class B (h)      $ 11.66                --                --            --            3.46%
         Highest contract charges 1.90% Class B (a)     $ 10.91                --                --            --           13.94%
         All contract charges                                --             7,454          $ 82,875          0.97%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 11.27                --                --            --            4.61%
         Highest contract charges 1.60% Class B (g)     $ 10.82                --                --            --            3.46%
         All contract charges                                --               681          $  7,396          2.30%             --
  1999   Lowest contact charges 0.95% Class B                --                --                --            --              --
         Highest contact charges 1.60% Class B               --                --                --            --              --
         All contract charges                                --                --                --            --              --
EQ/J.P. Morgan Core Bond
------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $ 14.19                --                --            --            2.84%
         Highest contract charges 1.90% Class B (a)     $ 13.04                --                --            --            1.48%
         All contract charges                                --            72,059          $963,308          3.72%             --
  2002   Lowest contract charges 0.50% Class B (h)      $ 13.80                --                --            --            9.09%
         Highest contract charges 1.90% Class B (a)     $ 12.85                --                --            --            7.44%
         All contract charges                                --            51,512          $676,993          5.39%             --
  2001   Lowest contract charges 0.50% Class B (h)      $ 12.65                --                --            --            7.39%
         Highest contract charges 1.90% Class B (a)     $ 11.96                --                --            --           (0.84)%
         All contract charges                                --            34,831          $423,723          5.43%             --
  2000   Lowest contact charges 0.50% Class B (d)       $ 11.78                --                --            --           10.93%
         Highest contract charges 1.60% Class B         $ 11.40                --                --            --            9.72%
         All contract charges                                --            20,320          $232,778          6.03%             --
  1999   Lowest contact charges 0.95% Class B (d)       $ 10.53                --                --            --           (2.53)%
         Highest contact charges 1.60% Class B          $ 10.39                --                --            --           (3.17)%
         All contract charges                                --            15,003          $156,534          5.52%             --
EQ/Janus Large Cap Growth
-------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $  5.60                --                --            --           25.28%
         Highest contract charges 1.90% Class B (a)     $  5.34                --                --            --           23.33%
         All contract charges                                --            28,669          $156,361            --              --
  2002   Lowest contract charges 0.50% Class B (h)      $  4.47                --                --            --          (30.70)%
         Highest contract charges 1.90% Class B (a)     $  4.33                --                --            --          (31.60)%
         All contract charges                                --            19,297          $ 84,342            --              --
  2001   Lowest contract charges 0.50% Class B (h)      $  6.45                --                --            --          (23.40)%
         Highest contract charges 1.90% Class B (a)     $  6.33                --                --            --           10.07%
         All contract charges                                --            12,636          $ 80,396          0.01%             --
  2000   Lowest contact charges 0.50% Class B (h)       $  8.42                --                --            --          (15.82)%
         Highest contract charges 1.60% Class B (g)     $  8.39                --                --            --          (16.13)%
         All contract charges                                --             3,233          $ 18,736          0.32%             --
  1999   Lowest contact charges 0.95% Class B (g)            --                --                --            --              --
         Highest contact charges 1.60% Class B               --                --                --            --              --
         All contract charges                                --                --                --            --              --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003


7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Lazard Small Cap Value
-------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $ 15.15                --                --            --           36.75%
         Highest contract charges 1.90% Class B (a)     $ 13.92                --                --            --           34.75%
         All contract charges                                --            38,520          $549,902          1.38%             --
  2002   Lowest contract charges 0.50% Class B (h)      $ 11.08                --                --            --          (14.31)%
         Highest contract charges 1.90% Class B (a)     $ 10.33                --                --            --          (15.47)%
         All contract charges                                --            22,123          $233,903          0.79%             --
  2001   Lowest contract charges 0.50% Class B (h)      $ 12.93                --                --            --           17.12%
         Highest contract charges 1.90% Class B (a)     $ 12.22                --                --            --           17.57%
         All contract charges                                --            13,643          $169,843          4.42%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 11.04                --                --            --           17.93%
         Highest contract charges 1.60% Class B         $ 10.68                --                --            --           16.69%
         All contract charges                                --             9,962          $106,984          2.89%             --
  1999   Lowest contact charges 0.95% Class B (d)       $  9.28                --                --            --            0.77%
         Highest contact charges 1.60% Class B          $  9.15                --                --            --            0.11%
         All contract charges                                --             6,892          $ 63,403          1.21%             --
EQ/Marsico Focus
----------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (k)      $ 13.06                --                --            --           30.45%
         Highest contract charges 1.90% Class B (a)     $ 12.63                --                --            --           28.62%
         All contract charges                                --            50,777          $646,010            --              --
  2002   Lowest contract charges 0.50% Class B (k)      $ 10.01                --                --            --          (11.96)%
         Highest contract charges 1.90% Class B (a)     $  9.82                --                --            --          (13.25)%
         All contract charges                                --            11,834          $116,998          0.04%             --
  2001   Lowest contract charges 0.50% Class B (k)      $ 11.37                --                --            --           13.36%
         Highest contract charges 1.90% Class B (a)     $ 11.32                --                --            --            6.88%
         All contract charges                                --               328          $  3,718            --              --
  2000   Lowest contact charges 0.50% Class B                --                --                --            --              --
         Highest contract charges 1.60% Class B              --                --                --            --              --
         All contract charges                                --                --                --            --              --
  1999   Lowest contact charges 0.95% Class B                --                --                --            --              --
         Highest contact charges 1.60% Class B               --                --                --            --              --
         All contract charges                                --                --                --            --              --
EQ/Mercury Basic Value Equity
-----------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (m)      $ 19.38                --                --            --           30.58%
         Highest contract charges 1.90% Class B (a)     $ 17.63                --                --            --           28.69%
         All contract charges                                --            25,890          $466,739          0.68%             --
  2002   Lowest contract charges 0.50% Class B (m)      $ 14.84                --                --            --          (17.09)%
         Highest contract charges 1.90% Class B (a)     $ 13.70                --                --            --          (18.26)%
         All contract charges                                --            13,004          $183,216          1.18%             --
  2001   Lowest contract charges 0.95% Class B (b)      $ 17.53                --                --            --            4.53%
         Highest contract charges 1.90% Class B (a)     $ 16.76                --                --            --           14.66%
         All contract charges                                --             8,262          $141,613          3.46%             --
  2000   Lowest contact charges 0.95% Class B (d)       $ 16.77                --                --            --           10.77%
         Highest contract charges 1.60% Class B         $ 16.37                --                --            --           10.01%
         All contract charges                                --             7,266          $119,837          5.55%             --
  1999   Lowest contact charges 0.95% Class B (d)       $ 15.14                --                --            --           17.81%
         Highest contact charges 1.60% Class B          $ 14.88                --                --            --           17.07%
         All contract charges                                --             5,939          $ 88,949          7.32%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Mercury International Value
------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $ 14.90                --                --            --           27.35%
         Highest contract charges 1.90% Class B (a)     $ 13.56                --                --            --           25.56%
         All contract charges                                --            29,705          $415,925          2.52%             --
  2002   Lowest contract charges 0.50% Class B (h)      $ 11.70                --                --            --          (17.02)%
         Highest contract charges 1.90% Class B (a)     $ 10.80                --                --            --          (18.18)%
         All contract charges                                --            23,303          $258,604          0.64%             --
  2001   Lowest contract charges 0.50% Class B (h)      $ 14.10                --                --            --          (21.93)%
         Highest contract charges 1.90% Class B (a)     $ 13.20                --                --            --            4.31%
         All contract charges                                --            21,672          $292,625          0.66%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 18.06                --                --            --          (12.75)%
         Highest contract charges 1.60% Class B         $ 17.34                --                --            --          (13.73)%
         All contract charges                                --            20,205          $353,019          9.45%             --
  1999   Lowest contact charges 0.95% Class B (d)       $ 20.45                --                --            --           58.73%
         Highest contact charges 1.60% Class B          $ 20.10                --                --            --           57.65%
         All contract charges                                --            14,753          $298,371          9.81%             --
EQ/MFS Emerging Growth Companies
--------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $ 12.58                --                --            --           28.76%
         Highest contract charges 1.90% Class B (a)     $ 11.44                --                --            --           26.84%
         All contract charges                                --            21,351          $252,025            --              --
  2002   Lowest contract charges 0.50% Class B (h)      $  9.77                --                --            --          (34.70)%
         Highest contract charges 1.90% Class B (a)     $  9.02                --                --            --          (35.57)%
         All contract charges                                --            20,399          $188,909            --              --
  2001   Lowest contract charges 0.50% Class B (h)      $ 14.96                --                --            --           34.36%
         Highest contract charges 1.90% Class B (a)     $ 14.00                --                --            --           14.88%
         All contract charges                                --            23,969          $342,882          0.02%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 22.79                --                --            --          (19.24)%
         Highest contract charges 1.60% Class B         $ 21.88                --                --            --          (20.15)%
         All contract charges                                --            24,193          $532,893          2.00%             --
  1999   Lowest contact charges 0.95% Class B (d)       $ 27.88                --                --            --           72.02%
         Highest contact charges 1.60% Class B          $ 27.40                --                --            --           70.93%
         All contract charges                                --            15,578          $429,503          2.72%             --
EQ/MFS Investors Trust
----------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $  8.53                --                --            --           21.51%
         Highest contract charges 1.90% Class B (a)     $  7.94                --                --            --           19.58%
         All contract charges                                --            32,811          $266,998          0.69%             --
  2002   Lowest contract charges 0.50% Class B (h)      $  7.02                --                --            --          (21.48)%
         Highest contract charges 1.90% Class B (a)     $  6.64                --                --            --          (22.43)%
         All contract charges                                --            25,059          $169,062          0.55%             --
  2001   Lowest contract charges 0.50% Class B (h)      $  8.94                --                --            --          (16.37)%
         Highest contract charges 1.90% Class B (a)     $  8.56                --                --            --            5.14%
         All contract charges                                --            24,165          $209,512          0.44%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 10.69                --                --            --           (1.19)%
         Highest contract charges 1.60% Class B (b)     $ 10.45                --                --            --           (2.34)%
         All contract charges                                --            18,298          $191,799          0.42%             --
  1999   Lowest contact charges 0.95% Class B (d)       $ 10.77                --                --            --            7.68%
         Highest contact charges 1.60% Class B (b)      $ 10.70                --                --            --            6.98%
         All contract charges                                --             8,970          $ 96,101          0.69%             --

                                      A-58

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Money Market
---------------
  2003   Unit Value 0.00% to 1.90%*                          --                --                --            --             --
         Lowest contract charges 0.00% Class B          $ 38.46                --                --            --           0.56%
         Highest contract charges 1.90% Class B (a)     $ 25.00                --                --            --          (1.35)%
         All contract charges                                --            22,249          $587,929          0.52%            --
  2002   Lowest contract charges 0.00% Class B          $ 38.24                --                --            --           1.24%
         Highest contract charges 1.90% Class B (a)     $ 25.34                --                --            --          (0.67)%
         All contract charges                                --            26,987          $751,628          3.15%            --
  2001   Lowest contract charges 0.00% Class B          $ 37.77                --                --            --           3.56%
         Highest contract charges 1.90% Class B (a)     $ 25.51                --                --            --           0.00%
         All contract charges                                --            24,948          $690,107          3.76%            --
  2000   Lowest contact charges 0.00% Class B           $ 36.47                --                --            --           5.99%
         Highest contract charges 1.60% Class B         $ 26.65                --                --            --           4.31%
         All contract charges                                --            16,149          $439,105          5.90%            --
  1999   Lowest contact charges 0.00% Class B           $ 34.41                --                --            --           4.72%
         Highest contact charges 1.60% Class B          $ 25.55                --                --            --           3.02%
         All contract charges                                --            13,931          $369,868          5.09%            --
EQ/Putnam Growth & Income Value
-------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --             --
         Lowest contract charges 0.50% Class B (h)      $ 12.78                --                --            --          26.16%
         Highest contract charges 1.90% Class B (a)     $ 11.62                --                --            --          24.41%
         All contract charges                                --            39,281          $471,766          1.42%            --
  2002   Lowest contract charges 0.50% Class B (h)      $ 10.13                --                --            --         (19.41)%
         Highest contract charges 1.90% Class B (a)     $  9.34                --                --            --         (20.65)%
         All contract charges                                --            36,586          $351,427          1.36%            --
  2001   Lowest contract charges 0.50% Class B (h)      $ 12.57                --                --            --          (7.30)%
         Highest contract charges 1.90% Class B (a)     $ 11.77                --                --            --           5.36%
         All contract charges                                --            36,246          $436,613          0.96%            --
  2000   Lowest contact charges 0.50% Class B (h)       $ 13.56                --                --            --           6.25%
         Highest contract charges 1.60% Class B         $ 13.02                --                --            --           5.08%
         All contract charges                                --            31,527          $413,937          1.01%            --
  1999   Lowest contact charges 0.95% Class B (d)       $ 12.61                --                --            --          (2.29)%
         Highest contact charges 1.60% Class B          $ 12.39                --                --            --          (2.90)%
         All contract charges                                --            30,923          $385,552          7.64%            --
EQ/Putnam Voyager
-----------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --             --
         Lowest contract charges 0.50% Class B (h)      $ 12.14                --                --            --          23.38%
         Highest contract charges 1.90% Class B (a)     $ 11.05                --                --            --          21.70%
         All contract charges                                --            22,285          $254,404          0.13%            --
  2002   Lowest contract charges 0.50% Class B (h)      $  9.84                --                --            --         (26.73)%
         Highest contract charges 1.90% Class B (a)     $  9.08                --                --            --         (27.76)%
         All contract charges                                --            20,819          $194,509          0.10%            --
  2001   Lowest contract charges 0.50% Class B (h)      $ 13.43                --                --            --         (24.85)%
         Highest contract charges 1.90% Class B (a)     $ 12.57                --                --            --           6.97%
         All contract charges                                --            23,007          $295,990            --             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 17.87                --                --            --         (18.18)%
         Highest contract charges 1.60% Class B         $ 17.16                --                --            --         (19.06)%
         All contract charges                                --            22,879          $395,776          1.59%            --
  1999   Lowest contact charges 0.95% Class B (d)       $ 21.58                --                --            --          29.03%
         Highest contact charges 1.60% Class B          $ 21.20                --                --            --          28.17%
         All contract charges                                --            17,975          $383,699          2.74%            --

                                      A-59

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Small Company Index
----------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $ 13.02                --                --            --           45.15%
         Highest contract charges 1.90% Class B (a)     $ 11.95                --                --            --           43.11%
         All contract charges                                --            19,516          $239,728          0.37%             --
  2002   Lowest contract charges 0.50% Class B (h)      $  8.97                --                --            --          (21.32)%
         Highest contract charges 1.90% Class B (a)     $  8.35                --                --            --          (22.47)%
         All contract charges                                --             8,384          $ 71,737          0.61%             --
  2001   Lowest contract charges 0.50% Class B (h)      $ 11.40                --                --            --            1.60%
         Highest contract charges 1.90% Class B (a)     $ 10.77                --                --            --           18.29%
         All contract charges                                --             5,542          $ 60,777          0.58%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 11.22                --                --            --           (3.88)%
         Highest contract charges 1.60% Class B         $ 10.86                --                --            --           (4.90)%
         All contract charges                                --             5,020          $ 54,793          7.05%             --
  1999   Lowest contact charges 0.95% Class B (d)       $ 11.57                --                --            --           19.58%
         Highest contact charges 1.60% Class B          $ 11.42                --                --            --           18.83%
         All contract charges                                --             3,462          $ 39,713          6.67%             --
EQ/Technology
-------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $  4.21                --                --            --           42.71%
         Highest contract charges 1.90% Class B (a)     $  3.99                --                --            --           40.49%
         All contract charges                                --            29,546          $120,700            --              --
  2002   Lowest contract charges 0.50% Class B (h)      $  2.95                --                --            --          (41.00)%
         Highest contract charges 1.90% Class B (a)     $  2.84                --                --            --          (41.80)%
         All contract charges                                --            20,996          $ 60,201            --              --
  2001   Lowest contract charges 0.50% Class B (h)      $  5.00                --                --            --          (24.81)%
         Highest contract charges 1.90% Class B (a)     $  4.88                --                --            --           21.23%
         All contract charges                                --            20,883          $102,608          0.01%             --
  2000   Lowest contact charges 0.50% Class B (h)       $  6.65                --                --            --          (33.48)%
         Highest contract charges 1.60% Class B (f)     $  6.60                --                --            --          (33.97)%
         All contract charges                                --            13,643          $ 90,127            --              --
  1999   Lowest contact charges 0.95% Class B (f)            --                --                --            --              --
         Highest contact charges 1.60% Class B (f)           --                --                --            --              --
         All contract charges                                --                --                --            --              --
U.S. Real Estate
----------------
  2003   Unit Value 1.25% to 1.70%                           --                --                --            --              --
         Lowest contract charges 1.25% Class B (t)      $ 11.00                --                --            --           10.00%
         Highest contract charges 1.70% Class B (t)     $ 10.99                --                --            --            9.90%
         All contract charges                                --               188          $  2,058            --              --

(a) Units were made available for sale on October 8, 2001.
(b) Units were made available for sale on January 4, 1999.
(c) Units were made available for sale on May 1, 1999.
(d) Units were made available for sale on September 27, 1999.
(e) Units were made available for sale on March 1, 2000.
(f) Units were made available for sale on May 2, 2000.
(g) Units were made available for sale on September 5, 2000.
(h) Units were made available for sale on October 2, 2000.
(i) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000.
(j) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for AXA Moderate Allocation occurred on May 18, 2001. Units in AXA Moderate Allocation were made available for sale on May 18, 2001 (See Note 5).
(k) Units were made available for sale on September 4, 2001.
(l) Units were made available on January 14, 2002.
(m) Units were made available for sale on April 1, 2002.
(n) A substitution of EQ/AXP New Dimensions Portfolio for the EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002 (See Note 5).
(o) A substitution of EQ/AXP Strategy Aggressive Portfolio for the EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002 (See Note 5).
(p) A substitution of EQ/MFS Research Portfolio for the EQ/Capital Guardian Research Portfolio occurred on November 22, 2002 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Concluded)

December 31, 2003


7. Accumulation Unit Values (Concluded)

(q) A substitution of EQ/Alliance Global Portfolio for the EQ/Alliance International Portfolio occurred on November 22, 2002 (See Note 5).
(r) A substitution of EQ/Alliance Growth Investors Portfolio for the AXA Moderate Allocation Portfolio occurred on November 22, 2002 (See Note 5).
(s) A substitution of EQ/International Equity Index Portfolio for EQ/Alliance International Portfolio occurred on May 2, 2003 (See Note 5).
(t) Units were made available on September 22, 2003.


* Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.40%, 1.55%, 1.60%, 1.70%, 1.80%, and 1.90% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The investment income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                         REPORT OF INDEPENDENT AUDITORS





To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States


In our opinion, the accompanying consolidated balance sheets and the related consolidated statement of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 2003 and December 31, 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.




/s/ PricewaterhouseCoopers LLP
New York, New York

March 9, 2004

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2003 AND 2002

                                                                               December 31,         December 31,
                                                                                   2003                 2002
                                                                              -----------------    -----------------
                                                                                         (In Millions)
ASSETS
Investments:
  Fixed maturities available for sale, at estimated fair value..............  $    29,095.5        $    26,278.9
  Mortgage loans on real estate.............................................        3,503.1              3,746.2
  Equity real estate, held for the production of income.....................          656.5                717.3
  Policy loans..............................................................        3,894.3              4,035.6
  Other equity investments..................................................          789.1                720.3
  Other invested assets.....................................................        1,101.6              1,327.6
                                                                              -----------------    -----------------
      Total investments.....................................................       39,040.1             36,825.9
Cash and cash equivalents...................................................          722.7                269.6
Cash and securities segregated, at estimated fair value.....................        1,285.8              1,174.3
Broker-dealer related receivables...........................................        2,284.7              1,446.2
Deferred policy acquisition costs...........................................        6,290.4              5,801.0
Goodwill and other intangible assets, net...................................        3,513.4              3,503.8
Amounts due from reinsurers.................................................        2,460.4              2,351.7
Loans to affiliates, at estimated fair value................................          400.0                413.0
Other assets................................................................        3,829.7              4,028.7
Separate Accounts' assets...................................................       54,438.1             39,012.1
                                                                              -----------------    -----------------

Total Assets................................................................  $   114,265.3        $    94,826.3
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $    25,307.7        $    23,037.5
Future policy benefits and other policyholders liabilities..................       13,934.7             13,975.7
Broker-dealer related payables..............................................        1,261.8                731.0
Customers related payables..................................................        1,897.5              1,566.8
Amounts due to reinsurers...................................................          936.5                867.5
Short-term and long-term debt...............................................        1,253.2              1,274.7
Federal income taxes payable................................................        2,362.8              2,006.4
Other liabilities...........................................................        2,006.9              1,751.8
Separate Accounts' liabilities..............................................       54,300.6             38,883.8
Minority interest in equity of consolidated subsidiaries....................        1,744.9              1,816.6
Minority interest subject to redemption rights..............................          488.1                515.4
                                                                              -----------------    -----------------
      Total liabilities.....................................................      105,494.7             86,427.2
                                                                              -----------------    -----------------

Commitments and contingencies (Notes 12, 14, 15, 16 and 17)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
  issued and outstanding....................................................            2.5                  2.5
Capital in excess of par value..............................................        4,848.2              4,812.8
Retained earnings...........................................................        3,027.1              2,902.7
Accumulated other comprehensive income......................................          892.8                681.1
                                                                              -----------------    -----------------
      Total shareholder's equity............................................        8,770.6              8,399.1
                                                                              -----------------    -----------------

Total Liabilities and Shareholder's Equity..................................  $   114,265.3        $    94,826.3
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                      2003               2002               2001
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)

REVENUES
Universal life and investment-type product
  policy fee income...........................................   $    1,376.7       $     1,315.5      $     1,342.3
Premiums......................................................          889.4               945.2            1,019.9
Net investment income.........................................        2,386.9             2,377.2            2,404.3
Investment losses, net........................................          (62.3)             (278.5)            (207.3)
Commissions, fees and other income............................        2,811.8             2,987.6            3,108.5
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................        7,402.5             7,347.0            7,667.7
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        1,708.2             2,036.0            1,888.8
Interest credited to policyholders' account balances..........          969.7               972.5              981.7
Compensation and benefits.....................................        1,327.0             1,244.3            1,307.1
Commissions...................................................          991.9               788.8              742.1
Distribution plan payments....................................          370.6               392.8              429.1
Amortization of deferred sales commissions....................          208.6               229.0              230.8
Interest expense..............................................           82.3                95.7              102.6
Amortization of deferred policy acquisition costs.............          434.6               296.7              287.9
Capitalization of deferred policy acquisition costs...........         (990.7)             (754.8)            (746.4)
Rent expense..................................................          165.8               168.8              157.5
Amortization of goodwill and other intangible assets, net.....           21.9                21.2              178.2
Alliance charge for mutual fund matters and legal
  proceedings.................................................          330.0                 -                  -
Other operating costs and expenses............................          832.4               827.4              815.4
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................        6,452.3             6,318.4            6,374.8
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before Federal
  income taxes and minority interest..........................          950.2             1,028.6            1,292.9
Federal income tax expense....................................         (240.5)              (50.9)            (316.2)
Minority interest in net income of consolidated subsidiaries..         (188.7)             (362.8)            (370.1)
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations...........................          521.0               614.9              606.6
Earnings from discontinued operations, net of Federal
    income taxes..............................................            3.4                 5.6               43.9
Cumulative effect of accounting changes, net of Federal
    income taxes..............................................            -                 (33.1)              (3.5)
                                                                -----------------  -----------------  -----------------
Net Earnings..................................................   $      524.4       $       587.4      $       647.0
                                                                =================  =================  =================






                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                         2003               2002               2001
                                                                   -----------------   ----------------   ----------------
                                                                                       (In Millions)

Common stock, at par value, beginning and end of year.........      $         2.5       $        2.5       $        2.5
                                                                   -----------------   ----------------   ----------------

Capital in excess of par value, beginning of year as previously
   reported...................................................            4,753.8            4,694.6            4,723.8
Prior period adjustment related to deferred Federal
    income taxes..............................................               59.0               59.0               59.0
                                                                   -----------------   ----------------   ----------------
Capital in excess of par value, beginning of year as restated.            4,812.8            4,753.6            4,782.8
Increase (decrease) in paid in capital in excess of par value.               35.4               59.2              (29.2)
                                                                   -----------------   ----------------   ----------------
Capital in excess of par value, end of year...................            4,848.2            4,812.8            4,753.6
                                                                   -----------------   ----------------   ----------------

Retained earnings, beginning of year as previously reported...            2,740.6            2,653.2            3,706.2
Prior period adjustment related to deferred Federal
   income taxes...............................................              162.1              162.1              162.1
                                                                   -----------------   ----------------   ----------------
Retained earnings, beginning of year as restated..............            2,902.7            2,815.3            3,868.3
Net earnings..................................................              524.4              587.4              647.0
Shareholder dividends paid....................................             (400.0)            (500.0)          (1,700.0)
                                                                   -----------------   ----------------   ----------------
Retained earnings, end of year................................            3,027.1            2,902.7            2,815.3
                                                                   -----------------   ----------------   ----------------

Accumulated other comprehensive income ,
  beginning of year...........................................              681.1              215.4               12.8
Other comprehensive income....................................              211.7              465.7              202.6
                                                                   -----------------   ----------------   ----------------
Accumulated other comprehensive income, end of year...........              892.8              681.1              215.4
                                                                   -----------------   ----------------   ----------------

Total Shareholder's Equity, End of Year.......................      $     8,770.6       $    8,399.1       $    7,786.8
                                                                   =================   ================   ================

COMPREHENSIVE INCOME
Net earnings..................................................      $       524.4       $      587.4       $      647.0
                                                                   -----------------   ----------------   ----------------
Change in unrealized gains (losses), net of reclassification
   adjustments................................................              211.7              465.6              202.6
Minimum pension liability adjustment..........................                -                   .1                -
                                                                   -----------------   ----------------   ----------------
Other comprehensive income....................................              211.7              465.7              202.6
                                                                   -----------------   ----------------   ----------------
Comprehensive Income..........................................      $       736.1       $    1,053.1       $      849.6
                                                                   =================   ================   ================












                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                       2003                2002               2001
                                                                 -----------------   -----------------  -----------------
                                                                                      (In Millions)

Net earnings..................................................    $       524.4       $      587.4       $       647.0
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances........            969.7              972.5               981.7
  Universal life and investment-type product
    policy fee income.........................................         (1,376.7)          (1,315.5)           (1,342.3)
  Net change in broker-dealer and customer related
    receivables/payables......................................             22.5             (237.3)              181.0
  Investment losses, net......................................             62.3              278.5               207.3
  Change in deferred policy acquisition costs.................           (556.1)            (458.1)             (458.5)
  Change in future policy benefits............................            (97.4)             218.0               (15.1)
  Change in property and equipment............................            (55.8)             (76.6)             (229.2)
  Change in Federal income tax payable........................            246.3               93.3              (231.5)
  Change in accounts payable and accrued expenses.............            276.8               (8.9)              (36.8)
  Change in segregated cash and securities, net...............           (111.5)             240.8              (108.8)
  Minority interest in net income of consolidated
     subsidiaries.............................................            188.7              362.8               370.1
  Change in fair value of guaranteed minimum income
     benefit reinsurance contracts............................             91.0             (120.0)                -
  Amortization of deferred sales commissions..................            208.6              229.0               230.8
  Amortization of goodwill and other intangible assets, net...             21.9               21.2               178.2
  Other, net..................................................            272.6             (114.2)              121.9
                                                                 -----------------   -----------------  -----------------

Net cash provided by operating activities.....................            687.3              672.9               495.8
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments...................................          4,216.4            2,996.0             2,454.6
  Sales.......................................................          4,818.2            8,035.9             9,285.2
  Purchases...................................................        (11,457.9)         (12,709.0)          (11,833.0)
  Change in short-term investments............................            334.3             (568.9)              211.8
  Acquisition of subsidiary ..................................              -               (249.7)                -
  Loans to affiliates.........................................              -                  -                (400.0)
  Other, net..................................................             89.3              126.6               (80.3)
                                                                 -----------------   -----------------  -----------------

Net cash used by investing activities.........................         (1,999.7)          (2,369.1)             (361.7)
                                                                 -----------------   -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
     Deposits.................................................          5,639.1            4,328.5             3,198.8
     Withdrawals and transfers to Separate Accounts...........         (3,181.1)          (2,022.9)           (2,458.1)
  Net change in short-term financings.........................            (22.1)            (201.2)             (552.8)
  Additions to long-term debt.................................              -                  -                 398.1
  Shareholder dividends paid..................................           (400.0)            (500.0)           (1,700.0)
  Other, net..................................................           (270.4)            (318.6)             (456.9)
                                                                 -----------------   -----------------  -----------------

Net cash provided (used) by financing activities..............          1,765.5            1,285.8            (1,570.9)
                                                                 -----------------   -----------------  -----------------

Change in cash and cash equivalents...........................            453.1             (410.4)           (1,436.8)
Cash and cash equivalents, beginning of year..................            269.6              680.0             2,116.8
                                                                 -----------------   -----------------  -----------------

Cash and Cash Equivalents, End of Year........................    $       722.7       $      269.6       $       680.0
                                                                 =================   =================  =================

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
                                    CONTINUED

                                                                      2003               2002               2001
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)


Supplemental cash flow information:
  Interest Paid...............................................   $       91.0       $        80.5      $        82.1
                                                                =================  =================  =================
  Income Taxes (Refunded) Paid................................   $      (45.7)      $      (139.6)     $       524.2
                                                                =================  =================  =================










                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)      ORGANIZATION

        The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiary, Equitable of Colorado ("EOC"). Equitable Life's investment management business, which comprises the Investment Services segment, is principally conducted by Alliance Capital Management L.P. ("Alliance").

        In October 2000, Alliance acquired substantially all of the assets and liabilities of SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"). In the fourth quarter of 2002, Equitable Life and its consolidated subsidiaries (collectively, the "Company") acquired 8.16 million units in Alliance ("Alliance Units") at the aggregate market price of $249.7 million from SCB Inc. and SCB Partners, Inc. under a preexisting agreement (see Note 2). Upon completion of this transaction the Company's beneficial ownership in Alliance increased by approximately 3.2%. The Company's consolidated economic interest in Alliance was 42.6% at December 31, 2003, and together with the Holding Company's economic interest in Alliance was approximately 55.5%.

        AXA, a French holding company for an international group of insurance and related financial services companies, has been the Holding Company's largest shareholder since 1992. In 2000, AXA acquired the approximately 40% of outstanding Holding Company common stock ("Common Stock") it did not already own. On January 2, 2001, AXA Merger Corp. ("AXA Merger"), a wholly owned subsidiary of AXA, was merged with and into the Holding Company, resulting in AXA Financial becoming a wholly owned subsidiary of AXA.


2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of Equitable Life and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally Alliance; and those investment companies, partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        All significant intercompany transactions and balances except those with discontinued operations have been eliminated in consolidation. The years "2003," "2002" and "2001" refer to the years ended December 31, 2003, 2002 and 2001, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods with the current presentation.

        Prior Period Adjustment
        -----------------------

        A review by Equitable Life in 2003 of Federal income tax assets and liabilities identified an overstatement of the deferred Federal income tax liability related to the years ended December 31, 2000 and earlier. As a result, the Federal income tax liability as of December 31, 2002 has been reduced by $221.1 million, and the consolidated shareholder's equity as of December 31, 2002 and 2001 has been increased by $221.1 million, with no impact on the consolidated statements of earnings for the years ended December 31, 2002 and 2001 or any prior period after the adoption on January 1, 1992 of SFAS No. 109, "Accounting for Income Taxes." This adjustment has been reported in the accompanying financial statements as an increase in consolidated shareholder's equity as of January 1, 2001.

        Closed Block
        ------------

        When it demutualized on July 22, 1992, Equitable Life established a Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for the payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Other Discontinued Operations
        -----------------------------

        In 1991, management discontinued the business of certain pension operations ("Other Discontinued Operations"). Other Discontinued Operations at December 31, 2003 principally consists of the group non-participating wind-up annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2003 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of invested assets ("Discontinued Operations Investment Assets") held by Other Discontinued Operations. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the Other Discontinued Operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in Other Discontinued Operations. See Note 8.

        Accounting Changes
        ------------------

        In January 2003, the Financial Accounting Standards Board (the "FASB") issued Interpretation ("FIN") No. 46, "Consolidation of Variable Interest Entities". FIN No. 46 addresses when it is appropriate to consolidate financial interests in a VIE, a new term to define a business structure that either (i) does not have equity investors with voting or other similar rights or (ii) has equity investors that do not provide sufficient financial resources to support its activities. For entities with these characteristics, including many formerly known as special purpose entities ("SPEs"), FIN No. 46 imposes a consolidation standard that focuses on the relative exposures of the participants to the economic risks and rewards from the net assets of the VIE rather than on ownership of its voting interests, if any, to determine whether a parent-subsidiary relationship exists. Under FIN No. 46, the party with a majority of the economic risks or rewards associated with a VIE's activities, including those conveyed by guarantees, commitments, derivatives, credit enhancements, and similar instruments or obligations, is the "primary beneficiary" and, therefore, is required to consolidate the VIE.

        Transition to the consolidation requirements of FIN No. 46 began in first quarter 2003, with immediate application to all new VIEs created after January 31, 2003, and was expected to be followed by application beginning in third quarter 2003 to all existing VIEs. However, in October 2003, the FASB deferred the latter transition date to December 31, 2003 and, likewise, extended the related transitional requirements to disclose if it is "reasonably possible" that a company will have a significant, but not necessarily consolidated, variable interest in a VIE when the consolidation requirements become effective. On December 24, 2003, the FASB issued FIN No. 46(Revised) ("FIN No. 46(R)"), containing significant modifications to the original interpretation issued in January 2003 and delaying the requirement to consolidate all VIEs for which the company's financial interest therein constitutes a primary beneficiary relationship until March 31, 2004. Although the consolidation requirements of FIN No. 46(R) generally begin in first quarter 2004, no delay was afforded to consolidation of SPEs. However, at December 31, 2003, no entities in which the Company had economic interests were identified as SPEs under the rules previously in effect.

        While FIN No. 46(R) supports the same underlying principle put forth in the original interpretation, it addresses issues that arose as companies analyzed the potential impact of adopting FIN No. 46's consolidation requirements and resolves some of those issues in a manner expected to make implementation less onerous for certain entities with financial interests in VIEs. The most notable departure of FIN No. 46(R) from the original interpretation is the revised treatment of "decision maker" fees (such as asset management fees) to include only their variability in the calculation of a VIE's expected residual returns. Prior to this change, inclusion of decision maker fees on a gross basis created a bias towards consolidation by a decision maker as the recipient of a majority of a VIE's economic rewards unless another party absorbed a majority of the VIE's economic risks.

        At December 31, 2003, the Insurance Group's General Account had VIEs deemed to be significant under FIN No. 46 totaling $105.8 million. VIEs totaling $45.5 million and $60.3 million are reflected in the consolidated balance sheets as fixed maturities (collateralized debt obligations) and other equity investments (principally, investment limited partnerships), respectively, and are subject to ongoing review for impairment in value. These VIEs and approximately $17.1 million of funding commitments to the investment limited partnerships at December 31, 2003 represent the Insurance Group's maximum exposure to loss from its direct involvement with these VIEs. The Insurance Group has no further economic interests in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations. As a result of management's review and the FASB's implementation guidance to date, these VIEs are not expected to require consolidation because management has determined that the Insurance Group is not the primary beneficiary.

        Management of Alliance has reviewed its investment management agreements, its investments in and other financial arrangements with certain entities that hold client assets under management of approximately $48 billion. These include certain mutual fund products domiciled in Luxembourg, India, Japan, Singapore and Australia (collectively "Offshore Funds"), hedge funds, structured products, group trusts and joint ventures, to determine the entities that Alliance would be required to consolidate under FIN No. 46(R).

        As a result of its review, which is still ongoing, Alliance's management believes it is reasonably possible that Alliance will be required to consolidate an investment in a joint venture arrangement including the joint venture's funds under management, and one hedge fund as of March 31, 2004. These entities have client assets under management totaling approximately $231 million. However, Alliance's total investment in these entities is approximately $.4 million and its maximum exposure to loss is limited to its investments and prospective investment management fees. Consolidation of these entities would result in increases in Alliance's assets, principally investments, and in its liabilities, principally minority interests in consolidated entities, of approximately $231 million.

        Alliance derives no direct benefit from client assets under management other than investment management fees and cannot utilize those assets in its operations.

        Alliance has significant variable interests in certain other VIEs with approximately $1.1 billion in client assets under management. However, these VIEs do not require consolidation because Alliance's management has determined that Alliance is not the primary beneficiary. Alliance's maximum exposure to loss to these entities is limited to a nominal investment and prospective investment management fees.

        FIN No. 46(R) is highly complex and requires significant estimates and judgments as to its application. Since implementation of the consolidation of VIEs under FIN No. 46(R) generally has been deferred to reporting periods ending after March 15, 2004 and the FASB is continuing to develop guidance on implementation issues, management's assessment of the effect of FIN No. 46(R) is ongoing and its initial conclusions regarding the consolidation of VIEs may change.

        On January 1, 2002, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations," SFAS No. 142, "Goodwill and Other Intangible Assets," and SFAS No. 144, "Accounting for the Impairment or Disposal of Long-lived Assets". SFAS No. 142 embraced an entirely new approach to accounting for goodwill by eliminating the long-standing requirement for systematic amortization and instead imposing periodic impairment testing to determine whether the fair value of the reporting unit to which the goodwill is ascribed supports its continued recognition. Concurrent with its adoption of SFAS No. 142, the Company ceased to amortize goodwill. Amortization of goodwill and other intangible assets for the year ended December 31, 2001 was approximately $73.4 million, net of minority interest of $104.7 million, of which $7.6 million, net of minority interest of $13.6 million, related to other intangible assets. Net income, excluding goodwill amortization expense, for the year ended December 31, 2001 would have been $712.8 million. The carrying amount of goodwill was $3,140.6 million and $3,112.2 million, respectively, at December 31, 2003 and 2002 and relates solely to the Investment Services segment. No losses resulted in 2003 and 2002 from the annual impairment testing of goodwill and indefinite-lived intangible assets. Amounts presently estimated to be recorded in each of the succeeding five years ending December 31, 2008 for amortization of other intangible assets are not expected to vary significantly from the amount for the full year December 31, 2003 of $9.3 million, net of minority interest of $12.6 million. Amortization of other intangible assets for the year ended December 31, 2002 was $8.6 million, net of minority interest of $12.6 million. The gross carrying amount and accumulated amortization of other intangible assets were $534.8 million and $162.0 million, respectively, at December 31, 2003 and $531.7 million and $140.1 million, respectively, at December 31, 2002. SFAS No. 144 retains many of the fundamental recognition and measurement provisions previously required by SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets to be Disposed of," except for the removal of goodwill from its scope, inclusion of specific guidance on cash flow recoverability testing and the criteria that must be met to classify a long-lived asset as held-for-sale. SFAS No. 141 and No. 144 had no material impact on the results of operations or financial position of the Company upon their adoption on January 1, 2002.

        Effective January 1, 2002, the Company changed its method of accounting for liabilities associated with variable annuity contracts that contain guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") features, to establish reserves for the Company's estimated obligations associated with these features. The method was changed to achieve a better matching of revenues and expenses. The initial impact of adoption as of January 1, 2002 resulted in a charge of $33.1 million for the cumulative effect of this accounting change, net of Federal income taxes of $17.9 million, in the consolidated statements of earnings. Prior to the adoption of this accounting change, benefits under these features were expensed as incurred. The impact of this change was to reduce Earnings from continuing operations in 2002 by $113.0 million, net of Federal income taxes of $61.0 million. The pro-forma effect of retroactive application of this change on 2001 results of operations was not material.

        On January 1, 2001, the Company adopted SFAS No. 133, as amended, that established new accounting and reporting standards for all derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. With respect to free-standing derivative positions, at January 1, 2001, the Company recorded a cumulative-effect-type charge to earnings of $3.5 million to recognize the difference between the carrying values and fair values. With respect to embedded derivatives, the Company elected a January 1, 1999 transition date, thereby effectively "grandfathering" existing accounting for derivatives embedded in hybrid instruments. As a consequence of this election, coupled with interpretive guidance specifically related to insurance contracts and features, adoption of the new requirements for embedded derivatives had no material impact on the Company's results of operations or its financial position. None of the Company's derivatives were designated as qualifying hedges under SFAS No. 133 and, consequently, required mark-to-market accounting through earnings for changes in their fair values beginning January 1, 2001. Upon its adoption of SFAS No. 133, the Company reclassified $256.7 million of held-to-maturity securities as available-for-sale. This reclassification resulted in an after-tax cumulative-effect-type adjustment of $8.9 million in other comprehensive income, representing the after-tax unrealized gain on these securities at January 1, 2001.

        In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities". SFAS No. 146 established financial accounting and reporting standards for costs associated with exit or disposal activities initiated after December 31, 2002 and nullifies Emerging Issues Task Force Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)". SFAS No. 146 requires that a liability for a cost associated with an exit or disposal activity is recognized only when the liability is incurred and measured initially at fair value. However, the cost of termination benefits provided under the terms of an ongoing benefit arrangement, such as a standard severance offering based on years of service, continues to be covered by other accounting pronouncements and is unchanged by SFAS No. 146. No material impact on the results of operations or financial position of the Company resulted in 2003 from compliance with these new recognition and measurement provisions.

        In November 2002, the FASB issued FIN No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others". FIN No. 45 addresses the disclosures made by a guarantor in its interim and annual financial statements about obligations under guarantees. FIN No. 45 also clarifies the requirements related to the recognition of a liability by a guarantor at the inception of a guarantee for the obligations that the guarantor has undertaken in issuing that guarantee. The fair value reporting provisions of FIN No. 45 were applied on a prospective basis to guarantees issued or modified after December 31, 2002. The disclosure requirements were effective for financial statements of interim or annual periods ending after December 15, 2002 (see Note 15). The initial recognition and initial measurement provisions were applied only on a prospective basis to guarantees issued or modified after December 31, 2002 and had no material impact on the Company's results of operations or financial position upon adoption.

        The Company adopted SFAS No. 150, "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity," which was effective for financial instruments entered into or modified after May 31, 2003, and otherwise was effective at the beginning of the first interim period beginning after June 15, 2003. SFAS No. 150 establishes standards for classification and measurement of certain financial instruments with characteristics of both liabilities and equity in the statement of financial position. SFAS No. 150 had no material impact on the Company's results of operations or financial position upon adoption.

        New Accounting Pronouncements
        -----------------------------

        In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". SOP 03-1 is effective as of January 1, 2004, and will require a change in the Company's accounting policies relating to (a) general account interests in separate accounts, (b) assets and liabilities associated with market value-adjusted annuities, (c) liabilities related to group pension participating contracts, and (d) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and universal life contracts. The method of accounting that the Company adopted in 2002 for GMDB and GMIB liabilities is consistent with the requirements of SOP 03-1. Management expects that the impact of adopting SOP 03-1 on January 1, 2004 will result in a one-time decrease to net earnings of approximately $(1.0) million related to the cumulative effect of the required changes in accounting. Approximately $12.5 million of the cumulative effect adjustment represents a reclassification of investment income previously reported in the consolidated statements of earnings to unrealized gains included in other comprehensive income. Therefore, shareholders' equity is expected to increase approximately $11.5 million as a result of the implementation of SOP 03-1. The determination of liabilities associated with group pension participating contracts and mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

        Investments
        -----------

        The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment.

        Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale:


           o Management having the authority to approve the action commits the organization to a plan to sell the property.

           o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.

           o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.

           o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.

           o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

           o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        In the fourth quarter of 2003, three real estate investments met the criteria of real estate held-for-sale. As a result, the Company transferred these investments with a total carrying value of $56.9 million from real estate held for the production of income to real estate held-for-sale. This amount is included in the Other assets line in the 2003 consolidated balance sheet. The results of operations for these properties in each of the three years ended December 31, 2003 were not significant.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN No. 46(R) requirements for consolidation are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN No. 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Net Investment Income, Investment Gains (Losses), Net and Unrealized
        --------------------------------------------------------------------
        Investment Gains (Losses)
        ------------------------

        Net investment income and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

        Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to Other Discontinued Operations, Closed Block policyholders dividend obligation, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        Deferred Policy Acquisition Costs
        ---------------------------------

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Expected future gross profit assumptions related to Separate Account performance are set by management using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (7.05% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (13.05% net of product weighted average Separate Account fees) and 0% (-1.95% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2003, current projections of future average gross market returns assume a 4.7% return for 2004 which is within the maximum and minimum limitations and assume a reversion to the mean of 9.0% after 1 year.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has improved in recent periods.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2003, the average rate of assumed investment yields, excluding policy loans, was 7.9% grading to 7.3% over 7 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        Equitable Life issues certain variable annuity products with a GMDB feature. Equitable Life also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        The GMIB reinsurance contracts are considered derivatives under SFAS No. 133 and, therefore, are required to be reported in the balance sheet at their fair value. GMIB fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.0% to 10.9% for life insurance liabilities and from 2.25% to 8.63% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $69.9 million and $86.0 million at December 31, 2003 and 2002, respectively. At December 31, 2003 and 2002, respectively, $1,109.3 million and $1,088.9 million of DI reserves and associated liabilities were ceded through an indemnity reinsurance agreement principally with a single reinsurer (see Note 12). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Incurred benefits related to current year..........  $        33.8       $       36.6       $       44.0
        Incurred benefits related to prior years...........           (2.8)              (6.3)             (10.6)
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $        31.0       $       30.3       $       33.4
                                                            =================   ================   =================

        Benefits paid related to current year..............  $        12.1       $       11.5       $       10.7
        Benefits paid related to prior years...............           34.9               37.2               38.8
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $        47.0       $       48.7       $       49.5
                                                            =================   ================   =================

        Policyholders' Dividends
        ------------------------
        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

        At December 31, 2003, participating policies, including those in the Closed Block, represent approximately 18.7% ($34.7 billion) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------
        Generally, Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Insurance Group.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2003, 2002 and 2001, investment results of such Separate Accounts were losses of $(466.2) million, $(4,740.7) million and $(2,214.4) million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------
        Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and services base fees, generally calculated as a percentage, referred to as "basis points", of assets under management for clients, are recorded as revenue as the related services are performed; they include brokerage transactions charges of Sanford C. Bernstein & Co., LLC ("SCB LLC"), a wholly owned subsidiary of Alliance, for substantially all private client transactions and certain institutional investment management client transactions. Certain investment advisory contracts provide for a performance fee, in addition to or in lieu of a base fee, that is calculated as either a percentage of absolute investment results or a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance fees are recorded as revenue at the end of the measurement period. Transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited, a wholly owned subsidiary of Alliance, for in-depth research and other services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis.

        Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end Alliance mutual funds sold without a front-end sales charge are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years, the periods of time during which deferred sales commissions are generally recovered from distribution services fees received from those funds and from contingent deferred sales charges ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions in unamortized deferred sales commissions when received. At December 31, 2003 and 2002, respectively, net deferred sales commissions totaled $387.2 million and $500.9 million and are included within Other assets. The estimated amortization expense of deferred sales commission, based on December 31, 2003 net balance for each of the next five years is approximately $386.0 million.

        Alliance's management tests the deferred sales commission asset for recoverability quarterly, or more often when events or changes in circumstances occur that could significantly increase the risk of impairment of the asset. Alliance's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management of back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the last five years. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions. Alliance's management considers the results of these analyses performed at various dates. If Alliance's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using Alliance's management's best estimate of future cash flows discounted to a present value amount. As such, given the volatility and uncertainty of capital markets and future redemption, Alliance's management believes these to be critical accounting estimates.

        Other Accounting Policies
        -------------------------

        In accordance with regulations of the Securities and Exchange Commission ("SEC"), securities with a fair value of $1.29 billion and $1.17 billion have been segregated in a special reserve bank custody account at December 31, 2003 and 2002, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 under the Securities Exchange Act of 1934, as amended.

        Intangible assets include costs assigned to contracts of businesses acquired. These costs continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

        The Holding Company and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Minority interest subject to redemption rights represents the remaining
        32.6 million of private Alliance Units issued to former Bernstein shareholders in connection with Alliance's acquisition of Bernstein. The Holding Company agreed to provide liquidity to these former Bernstein shareholders after a two-year lock-out period which ended October 2002. The Company acquired 8.16 million of the former Bernstein shareholders' Alliance Units in 2002. The outstanding 32.6 million Alliance Units may be sold to the Holding Company at the prevailing market price over the remaining six years ending in 2009. Generally, not more than 20% of the original Alliance Units issued to the former Bernstein shareholders may be put to the Holding Company in any one annual period.

        The Company accounts for its stock option plans and other stock-based compensation plans in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 22 for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

3)      INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                   Gross              Gross
                                              Amortized          Unrealized         Unrealized          Estimated
                                                 Cost              Gains              Losses            Fair Value
                                            ---------------   -----------------  -----------------   ---------------
                                                                         (In Millions)

        December 31, 2003
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate.....................   $    20,653.7     $    1,726.2       $       84.7       $   22,295.2
            Mortgage-backed...............         3,837.0             57.0               17.4            3,876.6
            U.S. Treasury, government
              and agency securities.......           812.3             58.7                 .5              870.5
            States and political
              subdivisions................           188.2             14.1                2.0              200.3
            Foreign governments...........           248.4             45.9                 .3              294.0
            Redeemable preferred stock....         1,412.0            151.1                4.2            1,558.9
                                            ----------------- -----------------  -----------------  ----------------
              Total Available for Sale....   $    27,151.6     $    2,053.0       $      109.1       $   29,095.5
                                            ================= =================  =================  ================

        Equity Securities:
          Available for sale..............   $        11.6     $        1.2       $         .2       $       12.6
          Trading securities..............             1.9               .6                1.5                1.0
                                            ----------------- -----------------  -----------------  ----------------
        Total Equity Securities...........   $        13.5     $        1.8       $        1.7       $       13.6
                                            ================= =================  =================  ================

        December 31, 2002
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate.....................   $    20,084.0     $    1,491.0       $      269.0       $   21,306.0
            Mortgage-backed...............         2,419.2             99.2                -              2,518.4
            U.S. Treasury, government
              and agency securities.......           895.5             84.1                -                979.6
            States and political
              subdivisions................           197.6             17.9                -                215.5
            Foreign governments...........           231.8             37.4                 .8              268.4
            Redeemable preferred stock....           923.7             71.4                4.1              991.0
                                            ----------------- -----------------  -----------------  ----------------
              Total Available for Sale....   $    24,751.8     $    1,801.0       $      273.9       $   26,278.9
                                            ================= =================  =================  ================

        Equity Securities:
          Available for sale..............   $        37.6     $        2.0       $        3.4       $       36.2
          Trading securities..............             3.3               .8                3.0                1.1
                                            ----------------- -----------------  -----------------  ----------------
        Total Equity Securities...........   $        40.9     $        2.8       $        6.4       $       37.3
                                            ================= =================  =================  ================

        For publicly-traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2003 and 2002, securities without a readily ascertainable market value having an amortized cost of $4,462.1 million and $4,899.8 million, respectively, had estimated fair values of $4,779.6 million and $5,137.2 million, respectively.

        The contractual maturity of bonds at December 31, 2003 is shown below:

                                                                                        Available for Sale
                                                                                ------------------------------------
                                                                                   Amortized          Estimated
                                                                                     Cost             Fair Value
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Due in one year or less................................................  $      495.5       $      514.8
        Due in years two through five..........................................       4,981.3            5,386.0
        Due in years six through ten...........................................       9,760.8           10,595.8
        Due after ten years....................................................       6,665.0            7,163.4
        Mortgage-backed securities.............................................       3,837.0            3,876.6
                                                                                ----------------   -----------------
        Total..................................................................  $   25,739.6       $   27,536.6
                                                                                ================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process culminates with a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. The review considers an analysis of individual credit metrics of each issuer as well as industry fundamentals and the outlook for the future. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be impaired, then the appropriate provisions are taken.

        The following table discloses fixed maturities (598 fixed maturities) that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2003:

                                       Less than 12 Months             12 Months or Longer                   Total
                                  -------------------------------  ----------------------------   ----------------------------
                                                        Gross                         Gross                          Gross
                                     Estimated       Unrealized     Estimated      Unrealized      Estimated      Unrealized
                                     Fair Value        Losses       Fair Value       Losses        Fair Value       Losses
                                    -------------   -------------  -------------  -------------   -------------  -------------
                                                                         (In Millions)

   Fixed Maturities:
     Corporate.................   $     2,342.9   $       77.6   $       81.0   $        7.1    $    2,423.9    $      84.7
     Mortgage-backed...........         1,406.0           17.4            -              -           1,406.0           17.4
     U.S. Treasury,
       government and agency
       securities..............            28.3             .5            -              -              28.3             .5
     States and political
       subdivisions............            24.2            2.0            -              -              24.2            2.0
     Foreign governments.......             7.4             .3            1.0            -               8.4             .3
     Redeemable
       preferred stock.........            58.5            3.2           14.0            1.0            72.5            4.2
                                  --------------  -------------  -------------  --------------  -------------  ---------------

   Total Temporarily
     Impaired Securities ......   $     3,867.3   $      101.0   $       96.0   $        8.1    $    3,963.3   $      109.1
                                  ==============  =============  =============  ==============  =============  ===============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2003, approximately

        $1,366.2 million or 5.3% of the $25,739.6 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

        At December 31, 2003, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $53.0 million.

        The Insurance Group holds equity in limited partnership interests and other equity method investments that primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2003 and 2002 were $775.5 million and $683.0 million, respectively.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $122.4 million and $75.3 million at December 31, 2003 and 2002, respectively. Gross interest income on these loans included in net investment income aggregated $7.8 million, $5.3 million and $3.2 million in 2003, 2002 and 2001, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $10.0 million, $6.8 million and $4.2 million in 2003, 2002 and 2001, respectively.

        Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                         December 31,
                                                                            ----------------------------------------
                                                                                   2003                 2002
                                                                            -------------------  -------------------
                                                                                         (In Millions)

        Impaired mortgage loans with investment valuation allowances.......  $        149.4       $        111.8
        Impaired mortgage loans without investment valuation allowances....            29.1                 20.4
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................           178.5                132.2
        Investment valuation allowances....................................           (18.8)               (23.4)
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $        159.7       $        108.8
                                                                            ===================  ===================

        During 2003, 2002 and 2001, respectively, the Company's average recorded investment in impaired mortgage loans was $180.9 million, $138.1 million and $141.7 million. Interest income recognized on these impaired mortgage loans totaled $12.3 million, $10.0 million and $7.2 million for 2003, 2002 and 2001, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2003 and 2002, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $143.2 million and $91.1 million.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2003 and 2002, the carrying value of equity real estate held-for-sale amounted to $56.9 million and $107.7 million, respectively. For 2003, 2002 and 2001, respectively, real estate of $2.8 million, $5.6 million and $64.8 million was acquired in satisfaction of debt. At December 31, 2003 and 2002, the Company owned $275.8 million and $268.8 million, respectively, of real estate acquired in satisfaction of debt of which $3.6 million and $2.7 million, respectively, are held as real estate joint ventures.

        Accumulated depreciation on real estate was $189.6 million and $163.6 million at December 31, 2003 and 2002, respectively. Depreciation expense on real estate totaled $38.8 million, $18.0 million and $16.1 million for 2003, 2002 and 2001, respectively.

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                        2003               2002                2001
                                                                  -----------------   ----------------   -----------------
                                                                                       (In Millions)

        Balances, beginning of year...........................     $        55.0       $       87.6       $      126.2
        Additions charged to income...........................              12.2               32.5               40.0
        Deductions for writedowns and
          asset dispositions..................................             (15.2)             (65.1)             (78.6)
        Deduction for transfer of real estate held-for-sale
          to real estate held for the production of income....             (31.5)               -                  -
                                                                  -----------------   ----------------   -----------------
        Balances, End of Year.................................     $        20.5       $       55.0       $       87.6
                                                                  =================   ================   =================

        Balances, end of year comprise:
          Mortgage loans on real estate.......................     $        18.8       $       23.4       $       19.3
          Equity real estate..................................               1.7               31.6               68.3
                                                                  -----------------   ----------------   -----------------
        Total.................................................     $        20.5       $       55.0       $       87.6
                                                                  =================   ================   =================


4)      EQUITY METHOD INVESTMENTS

        Included in equity real estate or other equity investments, as appropriate, is the Company's interest in real estate joint ventures, limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $896.9 million and $801.7 million, respectively, at December 31, 2003 and 2002. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $4.3 million, $(18.3) million and $(111.1) million, respectively, for 2003, 2002 and 2001.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (6 and 7 individual ventures at December 31, 2003 and 2002, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)


        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $       551.6      $       550.0
        Investments in securities, generally at estimated fair value...........          204.8              237.5
        Cash and cash equivalents..............................................           37.6               27.9
        Other assets...........................................................           22.8               32.2
                                                                                ----------------   -----------------
        Total Assets...........................................................  $       816.8      $       847.6
                                                                                ================   =================

        Borrowed funds - third party...........................................  $       259.7      $       264.7
        Other liabilities......................................................           19.5               19.2
                                                                                ----------------   -----------------
        Total liabilities......................................................          279.2              283.9
                                                                                ----------------   -----------------

        Partners' capital......................................................          537.6              563.7
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $       816.8      $       847.6
                                                                                ================   =================

        The Company's Carrying Value in These Entities Included Above..........  $       168.8      $       172.3
                                                                                ================   =================

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............  $        95.6       $       98.4       $       95.6
        Net revenues (losses) of
          other limited partnership interests..............           26.0              (23.2)              29.8
        Interest expense - third party.....................          (18.0)             (19.8)             (11.5)
        Interest expense - the Company.....................            -                  -                  (.7)
        Other expenses.....................................          (61.7)             (59.3)             (58.2)
                                                            -----------------   ----------------   -----------------
        Net Earnings (Losses)..............................  $        41.9       $       (3.9)      $       55.0
                                                            =================   ================   =================

        The Company's Equity in Net Earnings of These
          Entities Included Above..........................  $         5.0       $       12.8       $       13.2
                                                            =================   ================   =================


5)      NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income follows:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Fixed maturities...................................  $     1,792.6       $    1,755.4       $    1,662.4
        Mortgage loans on real estate......................          279.5              314.8              361.6
        Equity real estate.................................          136.9              153.7              166.2
        Other equity investments...........................           49.3              (45.4)             (53.6)
        Policy loans.......................................          260.1              269.4              268.2
        Other investment income............................           66.8              114.1              216.6
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................        2,585.2            2,562.0            2,621.4

          Investment expenses..............................         (198.3)            (184.8)            (217.1)
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $     2,386.9       $    2,377.2       $    2,404.3
                                                            =================   ================   =================

        Investment (losses) gains including changes in the valuation allowances follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Fixed maturities...................................  $      (100.7)      $     (374.3)      $     (225.2)
        Mortgage loans on real estate......................            1.3                3.7              (11.4)
        Equity real estate.................................           26.8              101.5               34.5
        Other equity investments...........................            2.0                3.3              (13.0)
        Issuance and sales of Alliance Units...............            -                   .5               (2.3)
        Other..............................................            8.3              (13.2)              10.1
                                                            -----------------   ----------------   -----------------
          Investment Losses, Net...........................  $       (62.3)      $     (278.5)      $     (207.3)
                                                            =================   ================   =================

        Writedowns of fixed maturities amounted to $193.2 million, $312.8 million and $287.5 million for 2003, 2002 and 2001, respectively. Writedowns of mortgage loans on real estate and equity real estate amounted to $5.2 million and zero, respectively, for 2003 and $5.5 million and $5.8 million, respectively, for 2002.

        For 2003, 2002 and 2001, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $4,773.5 million, $7,176.3 million and $7,372.3 million. Gross gains of $105.1 million, $108.4 million and $156.2 million and gross losses of $39.5 million, $172.9 million and $115.9 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2003, 2002 and 2001 amounted to $416.8 million, $1,047.8 million and $429.5 million, respectively.

        Net investment income in 2001 included realized gains of $27.1 million on sales of Credit Suisse Group common stock, which was designated as trading account securities and acquired in conjunction with the sale of Donaldson, Lufkin & Jenrette, Inc., formerly a majority owned subsidiary, in 2000.

        In 2003, 2002 and 2001, respectively, net unrealized holding gains (losses) on trading account equity securities of $2.1 million, $.5 million, and $25.0 million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $1.0 million and $1.1 million and costs of $1.9 million and $3.3 million at December 31, 2003 and 2002, respectively.

        For 2003, 2002 and 2001, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $76.5 million, $92.1 million and $96.7 million, respectively.

        Net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Other Discontinued Operations on a line-by-line basis, follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Balance, beginning of year.........................  $       681.1       $      215.5       $       12.9
        Changes in unrealized investment gains (losses)....          440.8            1,049.9              436.0
        Changes in unrealized investment (gains) losses
          attributable to:
            Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other........................          (53.0)            (157.3)             (48.6)
            DAC............................................          (65.7)            (174.1)             (71.6)
            Deferred Federal income taxes..................         (110.4)            (252.9)            (113.2)
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $       892.8       $      681.1       $      215.5
                                                            =================   ================   =================

                                                                      2003                2002              2001
                                                                -------------      ---------------    --------------
                                                                                   (In Millions)
        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities...............................  $     2,015.7       $    1,572.0       $      496.0
            Other equity investments.......................            1.5               (1.5)               4.3
            Other..........................................          (28.1)             (22.2)              (1.9)
                                                            -----------------   ------------------ -----------------
              Total........................................        1,989.1            1,548.3              498.4
          Amounts of unrealized investment (gains) losses
            attributable to:
              Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.......................         (274.2)            (221.2)             (63.9)
              DAC..........................................         (339.7)            (274.0)             (99.9)
              Deferred Federal income taxes................         (482.4)            (372.0)            (119.1)
                                                            -----------------   ------------------ -----------------
        Total..............................................  $       892.8       $      681.1       $      215.5
                                                            =================   ================== =================

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

 6)     ACCUMULATED OTHER COMPREHENSIVE INCOME

        Accumulated other comprehensive income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Unrealized gains on investments....................  $       892.8       $      681.1       $      215.5
        Minimum pension liability..........................            -                  -                  (.1)
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive Income.............................  $       892.8       $      681.1       $      215.4
                                                            =================   ================   =================

        The components of other comprehensive income for the past three years follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Net unrealized gains (losses) on investments:
          Net unrealized gains arising during
            the period.....................................  $       416.6       $    1,008.9       $      525.2
          Losses (gains) reclassified into net earnings
            during the period..............................           24.2               41.0              (89.2)
                                                            -----------------   ----------------   -----------------
        Net unrealized gains on investments................          440.8            1,049.9              436.0
        Adjustments for policyholders liabilities,
            DAC and deferred Federal income taxes..........         (229.1)            (584.3)            (233.4)
                                                            -----------------   ----------------   -----------------

        Change in unrealized gains, net of
            adjustments....................................          211.7              465.6              202.6
        Change in minimum pension liability................            -                   .1                -
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Income...................  $       211.7       $      465.7       $      202.6
                                                            =================   ================   =================


 7)     CLOSED BLOCK

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block which would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Summarized financial information for the Closed Block is as follows:

                                                                                  December 31,         December 31,
                                                                                      2003                 2002
                                                                                -----------------    -----------------
                                                                                            (In Millions)

       CLOSED BLOCK LIABILITIES:
       Future policy benefits, policyholders' account balances
          and other...........................................................  $     8,972.1        $     8,997.3
       Policyholder dividend obligation.......................................          242.1                213.3
       Other liabilities......................................................          129.5                134.6
                                                                                -----------------    -----------------
       Total Closed Block liabilities.........................................        9,343.7              9,345.2
                                                                                -----------------    -----------------

       ASSETS DESIGNATED TO THE CLOSED BLOCK:
       Fixed maturities, available for sale, at estimated fair value
         (amortized cost of $5,061.0 and $4,794.0)............................        5,428.5              5,098.4
       Mortgage loans on real estate..........................................        1,297.6              1,456.0
       Policy loans...........................................................        1,384.5              1,449.9
       Cash and other invested assets.........................................          143.3                141.9
       Other assets...........................................................          199.2                219.9
                                                                                -----------------    -----------------
        Total assets designated to the Closed Block...........................        8,453.1              8,366.1
                                                                                -----------------    -----------------

       Excess of Closed Block liabilities over assets designated to
          the Closed Block....................................................          890.6                979.1

       Amounts included in accumulated other comprehensive income:
          Net unrealized investment gains, net of deferred Federal income tax of $43.9 and $31.8 and policyholder dividend obligation of
            $242.1 and $213.3.................................................           81.6                 59.1
                                                                                -----------------    -----------------

       Maximum Future Earnings To Be Recognized From Closed Block
          Assets and Liabilities..............................................  $       972.2        $     1,038.2
                                                                                =================    =================

        Closed Block revenues and expenses were as follows:

                                                                2003               2002                 2001
                                                           ----------------   ----------------   --------------------
                                                                                 (In Millions)



      REVENUES:
      Premiums and other income..........................   $      508.5       $      543.8       $       571.5
      Investment income (net of investment
         expenses of $2.4, $5.4, and $3.0)...............          559.2              582.4               583.5
      Investment losses, net.............................          (35.7)             (47.0)              (42.3)
                                                           ----------------   ----------------   --------------------
      Total revenues.....................................        1,032.0            1,079.2             1,112.7
                                                           ----------------   ----------------   --------------------

      BENEFITS AND OTHER DEDUCTIONS:
      Policyholders' benefits and dividends..............          924.5              980.2             1,009.3
      Other operating costs and expenses.................            4.0                4.4                 4.7
                                                           ----------------   ----------------   --------------------
      Total benefits and other deductions................          928.5              984.6             1,014.0
                                                           ----------------   ----------------   --------------------

      Net revenues before Federal income taxes...........          103.5               94.6                98.7
      Federal income taxes...............................          (37.5)             (34.7)              (36.2)
                                                           ----------------   ----------------   --------------------
      Net Revenues.......................................   $       66.0       $       59.9       $        62.5
                                                           ================   ================   ====================

        Reconciliation of the policyholder dividend obligation is as follows:

                                                                                             December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Balance at beginning of year...........................................  $       213.3      $        47.1
        Unrealized investment gains............................................           28.8              166.2
                                                                                ----------------   -----------------
        Balance at End of Year ................................................  $       242.1      $       213.3
                                                                                ================   =================

        Impaired mortgage loans along with the related investment valuation allowances follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Impaired mortgage loans with investment valuation allowances...........  $        58.3      $        18.6
        Impaired mortgage loans without investment valuation allowances........            5.8                 .9
                                                                                ----------------   -----------------
        Recorded investment in impaired mortgages..............................           64.1               19.5
        Investment valuation allowances........................................           (3.7)              (4.0)
                                                                                ----------------   -----------------
        Net Impaired Mortgage Loans............................................  $        60.4      $        15.5
                                                                                ================   =================

        During 2003, 2002 and 2001, the Closed Block's average recorded investment in impaired mortgage loans was $51.9 million, $26.0 million and $30.8 million, respectively. Interest income recognized on these impaired mortgage loans totaled $2.7 million, $2.1 million and $1.2 million for 2003, 2002 and 2001, respectively.

        Valuation allowances amounted to $3.6 million and $3.9 million on mortgage loans on real estate and $.1 million and $.1 million on equity real estate at December 31, 2003 and 2002, respectively. Writedowns of fixed maturities amounted to $37.8 million, $40.0 million and $30.8 million for 2003, 2002 and 2001, respectively, including $23.3 million in fourth quarter 2001.


8)       OTHER DISCONTINUED OPERATIONS

        Summarized financial information for Other Discontinued Operations follows:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    2003                 2002
                                                                              -----------------    -----------------
                                                                                          (In Millions)

        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $644.7 and $677.8)..............................  $      716.4         $      722.7
        Equity real estate...................................................         198.2                203.7
        Mortgage loans on real estate........................................          63.9                 87.5
        Other equity investments.............................................           7.5                  9.4
        Other invested assets................................................            .2                   .2
                                                                              -----------------    -----------------
          Total investments..................................................         986.2              1,023.5
        Cash and cash equivalents............................................          63.0                 31.0
        Other assets.........................................................         110.9                126.5
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    1,160.1         $    1,181.0
                                                                              =================    =================

        Policyholders liabilities............................................  $      880.3         $      909.5
        Allowance for future losses..........................................         173.4                164.6
        Other liabilities....................................................         106.4                106.9
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    1,160.1         $    1,181.0
                                                                              =================    =================

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $21.0, $18.1 and $25.3)..............  $        70.6       $       69.7       $       91.6
        Investment gains (losses), net.....................            5.4               34.2               33.6
        Policy fees, premiums and other income.............            -                   .2                 .2
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           76.0              104.1              125.4

        Benefits and other deductions......................           89.4               98.7              100.7
        (Losses charged) earnings credited to allowance
          for future losses................................          (13.4)               5.4               24.7
                                                            -----------------   ----------------   -----------------

        Pre-tax loss from operations.......................            -                  -                  -
        Pre-tax earnings from releasing the allowance
          for future losses................................            5.2                8.7               46.1
        Federal income tax expense.........................           (1.8)              (3.1)              (2.2)
                                                            -----------------   ----------------   -----------------

        Earnings from Discontinued Operations..............  $         3.4       $        5.6       $       43.9
                                                            =================   ================   =================

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

        Valuation allowances of $2.5 million and $4.9 million on mortgage loans on real estate were held at December 31, 2003 and 2002, respectively. During 2003, 2002 and 2001, discontinued operations' average recorded investment in impaired mortgage loans was $16.2 million, $25.3 million and $32.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1.3 million, $2.5 million and $2.5 million for 2003, 2002 and 2001, respectively.

        In 2001, Federal Income tax expense for discontinued operations reflected a $13.8 million reduction in taxes due to settlement of open tax years.


9)      VARIABLE ANNUITY CONTRACTS - GMDB AND GMIB

        Equitable Life issues certain variable annuity contracts with GMDB and GMIB features that guarantee either:

            a) Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

            b) Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

            c) Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

            d) Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities in 2003:

                                                                   GMDB               GMDB               Total
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Balance at January 1, 2003.........................  $       128.4       $      117.5       $      245.9
          Paid guarantee benefits..........................          (65.6)               -                (65.6)
          Other changes in reserve.........................            6.5              (31.9)             (25.4)
                                                            -----------------   ----------------   -----------------
        Balance at December 31, 2003.......................  $        69.3       $       85.6       $      154.9
                                                            =================   ================   =================

        Related GMDB reinsurance ceded amounts were:

                                                                     GMDB
                                                            ---------------------
                                                                (In Millions)

        Balance at December 31, 2002.......................  $        21.5
          Paid guarantee benefits ceded....................          (18.5)
          Other changes in reserve.........................           14.2
                                                            ---------------------
        Balance at December 31, 2003.......................  $        17.2
                                                            =====================

        The GMIB reinsurance contracts are considered derivatives and are reported at fair value; see Note 16.

        The December 31, 2003 values for those variable contracts with GMDB and GMIB features are presented in the following table. Since variable contracts with GMDB guarantees may also offer GMIB guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:


                                                   Return
                                                     of
                                                   Premium       Ratchet         Roll-Up         Combo            Total
                                                -------------- -------------  --------------  -------------   --------------
                                                                        (Dollars In Millions)

       GMDB:
         Account value (1)...................   $     26,849   $    5,332     $    8,030      $   6,160      $   46,371
         Net amount at risk, gross...........   $      2,108   $      942     $    2,112      $      10      $    5,172
         Net amount at risk, net of amounts
           reinsured.........................   $      2,104   $      631     $    1,281      $      10      $    4,026
         Average attained age of
           Contractholders...................           49.5         59.6           61.7           59.8            51.7
         Percentage of contractholders
           over age 70.......................            7.1         20.9           25.8           20.3            10.3
         Range of guaranteed minimum return
           rates............................              N/A         N/A           3%-6%          3%-6%            N/A

       GMIB:
         Account value (2)...................             N/A         N/A     $    5,763      $   8,589      $   14,352
         Net amount at risk, gross...........             N/A         N/A     $      442      $     -        $      442
         Net amount at risk, net of amounts
           reinsured.........................             N/A         N/A     $      110      $     -        $      110
         Weighted average years remaining
           until annuitization..............              N/A         N/A            4.6            9.8             7.2
         Range of guaranteed minimum return
           rates............................              N/A         N/A           3%-6%          3%-6%           3%-6%

        (1) Included General Account balances of $11,379 million, $199 million, $182 million and $380 million, respectively, for a total of $12,140 million.

        (2) Included General Account balances of $3 million and $568 million, respectively, for a total of $571 million.

        For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values.

        For contracts with the GMIB feature, the net amount at risk in the event of annuitization is defined as the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates.

        In third quarter 2003, Equitable Life initiated a program to hedge certain risks associated with the GMDB feature of the Accumulator series of annuity products sold beginning April 2002. At December 31, 2003, contracts with these features had a total account value and net amount at risk of $13,008 million and $17 million, respectively. This program currently utilizes exchange-traded, equity-based futures contracts that are dynamically managed in an effort to reduce the economic impact of unfavorable changes in GMDB exposure attributable to movements in the equity markets.


10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    2003                 2002
                                                                              -----------------    -----------------
                                                                                          (In Millions)

        Short-term debt:
        Promissory note, 1.53% ..............................................  $      248.3         $      248.3
        Other................................................................           -                   22.0
                                                                              -----------------    -----------------
        Total short-term debt................................................         248.3                270.3
                                                                              -----------------    -----------------

        Long-term debt:
        Equitable Life:
          Surplus notes, 6.95%, due 2005.....................................         399.8                399.8
          Surplus notes, 7.70%, due 2015.....................................         199.8                199.7
                                                                              -----------------    -----------------
              Total Equitable Life...........................................         599.6                599.5
                                                                              -----------------    -----------------

        Alliance:
          Senior Notes, 5.625%, due 2006.....................................         398.8                398.4
          Other..............................................................           6.5                  6.5
                                                                              -----------------    -----------------
              Total Alliance.................................................         405.3                404.9
                                                                              -----------------    -----------------

        Total long-term debt.................................................       1,004.9              1,004.4
                                                                              -----------------    -----------------

        Total Short-term and Long-term Debt..................................  $    1,253.2         $    1,274.7
                                                                              =================    =================

        Short-term Debt
        ---------------

        Equitable Life has a $350.0 million 5 year bank credit facility. The interest rates are based on external indices dependent on the type of borrowing ranging from 1.34% to 4.0%. No amounts were outstanding under this credit facility at December 31, 2003.

        Equitable Life has a commercial paper program with an issue limit of $500.0 million. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's $350.0 million bank credit facility. At December 31, 2003, no amounts were outstanding under this program.

        Equitable Life has a $350.0 million, one year promissory note, of which $101.7 million is included within Other Discontinued Operations. The promissory note, which matures in March 2004, is related to wholly owned real estate. Certain terms of the promissory note, such as interest rate and maturity date, are negotiated annually.

        At December 31, 2003 and 2002, respectively, the Company had pledged real estate of $309.8 million and $322.9 million as collateral for certain short-term debt.

        Since 1998, Alliance has had a $425.0 million commercial paper program. In September 2002, Alliance entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders that replaced three credit facilities aggregating
        $875.0 million.Of the $800.0 million total, $425.0 million is intended to provide back-up liquidity for Alliance's commercial paper program, with the balance available for general purposes, including capital expenditures and funding the payments of sales commissions to financial intermediaries. The interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal funds rate. The credit facility also provides for a facility fee payable on the total facility. In addition, a utilization rate fee is payable in the event the average aggregate daily outstanding balance exceeds $400.0 million for each calendar quarter. The revolving credit facility contains covenants that, among other things, require Alliance to meet certain financial ratios. Alliance was in compliance with the covenants at December 31, 2003. At December 31, 2003, no borrowings were outstanding under Alliance's commercial paper program or revolving credit facilities.

        Since December 1999, Alliance has maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to its $425.0 million commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support. At December 31, 2003, no borrowings were outstanding under the ECN program.

        Long-term Debt
        -------------

        At December 31, 2003, the Company was in compliance with all debt covenants.

        At December 31, 2003, aggregate maturities of the long-term debt based on required principal payments at maturity were $400.0 million for 2005, $406.5 million for 2006, zero for 2007, zero for 2008 and $200.1 million thereafter.

        Under its shelf registration, Alliance may issue up to $600.0 million in senior debt securities. In August 2001, Alliance issued $400.0 million 5.625% notes in a public offering. These Alliance notes mature in 2006 and are redeemable at any time. The proceeds from the Alliance notes were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes.


11)     FEDERAL INCOME TAXES

        A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Federal income tax expense:
          Current expense (benefit)........................  $       112.5       $     (400.0)      $      (38.2)
          Deferred expense.................................          128.0              450.9              354.4
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       240.5       $       50.9       $      316.2
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Expected Federal income tax expense................  $       332.6       $      360.0       $      452.5
        Minority interest..................................          (58.7)            (128.3)            (126.9)
        Separate Account investment activity...............          (29.1)            (159.3)               -
        Non-taxable investment income......................          (20.8)               3.4               (1.6)
        Non deductible penalty.............................           14.8                -                  -
        Adjustment of tax audit reserves...................           (9.9)             (34.2)             (28.2)
        Other..............................................           11.6                9.3               20.4
                                                            -----------------   ----------------   -----------------
        Federal Income Tax Expense.........................  $       240.5       $       50.9       $      316.2
                                                            =================   ================   =================

        The components of the net deferred Federal income taxes are as follows:

                                                       December 31, 2003                  December 31, 2002
                                                ---------------------------------  ---------------------------------
                                                    Assets         Liabilities         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (In Millions)

        Compensation and related benefits......  $       -        $      271.8      $        -        $     244.2
        Reserves and reinsurance...............        801.9               -               646.2              -
        DAC....................................          -             1,855.6               -            1,680.5
        Unrealized investment gains............          -               482.4               -              372.0
        Investments............................          -               525.3               -              138.6
        Other..................................          6.7               -                 -               68.2
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $     808.6      $    3,135.1      $      646.2      $   2,503.5
                                                ===============  ================  ===============   ===============


        In 2002, the Company recorded a $144.3 million benefit resulting from the favorable treatment of certain tax matters related to Separate Account investment activity arising during the 1997-2001 tax years and a settlement with the Internal Revenue Service (the "IRS") with respect to such tax matters for the 1992-1996 tax years.

        In January 2003, the IRS commenced an examination of the AXA Financial's consolidated Federal income tax returns, which includes the Company, for the years 1997 through 2001. Management believes this audit will have no material adverse effect on the Company's consolidated results of operations or financial position.


12)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Direct premiums....................................  $       913.8       $      954.6       $      990.0
        Reinsurance assumed................................          153.2              181.4              203.0
        Reinsurance ceded..................................         (177.6)            (190.8)            (173.1)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       889.4       $      945.2       $    1,019.9
                                                            =================   ================   =================

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $       100.3       $       96.6       $       86.9
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $       390.9       $      346.3       $      370.3
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        49.7       $       54.6       $       50.4
                                                            =================   ================   =================

        During the first quarter of 2003, the Insurance Group began to transition to excess of retention reinsurance on most new variable life, universal life and term life policies whereby mortality risk will be retained up to a maximum of $15 million on single-life policies and $20 million on second-to-die policies with the excess 100% reinsured. Previously the Insurance Group ceded 90% of mortality risk on substantially all new variable life, universal life and term life policies, with risk retained to a maximum of $5 million on single-life policies, and $15 million on second-to-die policies. Substantially all other in-force business above the joint survivorship and single life policies retention limit is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

        At December 31, 2003, Equitable Life had reinsured in the aggregate approximately 22% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 75% of its current liability exposure resulting from the GMIB feature.

        At December 31, 2003 and 2002, respectively, reinsurance recoverables related to insurance contracts amounted to $2,460.4 million and $2,351.7 million, of which $1,069.8 million and $1,049.2 million relates to one specific reinsurer. Reinsurance payables related to insurance contracts amounting to $936.5 million and $867.5, respectively million are included in Other liabilities in the consolidated balance sheets.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2003 and 2002 were $29.0 million and $120.0 million, respectively. The (decrease) increase in estimated fair value of $(91.0) million and $120.0 million for the years ended December 31, 2003 and 2002, respectively, were due primarily to significant equity market increases in 2003 and declines during 2002.

        The Insurance Group cedes 100% of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $389.7 million and $410.9 million at December 31, 2003 and 2002, respectively.

        In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life and annuity reinsurance from professional reinsurers. The Insurance Group also assumes accident, health, aviation and space risks by participating in various reinsurance pools. Reinsurance assumed reserves at December 31, 2003 and 2002 were $587.5 million and $572.8 million, respectively.


13)     EMPLOYEE BENEFIT PLANS

        The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company uses a December 31 measurement date for its plans.

        Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"). The Company made cash contributions in 2002 to the qualified plans of $348.2 million. The Company's cash contributions to the qualified plans for the year ended 2004 is estimated to be $1.4 million, reflecting the amount needed to satisfy its minimum funding requirements.

        Components of net periodic pension expense (credit) follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   ------------------
                                                                                 (In Millions)

        Service cost.......................................  $        31.8       $       32.1       $       32.1
        Interest cost on projected benefit obligations.....          122.6              125.3              128.8
        Expected return on assets..........................         (173.9)            (181.8)            (218.7)
        Net amortization and deferrals.....................           53.4                6.4                 .1
                                                            -----------------   ----------------   ------------------
        Net Periodic Pension Credit........................  $        33.9       $      (18.0)      $      (57.7)
                                                            =================   ================   ==================

        The projected benefit obligations under the pension plans were comprised of:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Benefit obligations, beginning of year.................................  $    1,883.9       $    1,812.3
        Service cost...........................................................          26.8               27.1
        Interest cost..........................................................         122.6              125.3
        Actuarial losses.......................................................         113.5               42.5
        Benefits paid..........................................................        (133.5)            (123.3)
                                                                                ----------------   -----------------
        Benefit Obligation, End of Year........................................  $    2,013.3       $    1,883.9
                                                                                ================   =================

        The change in plan assets and the funded status of the pension plans were as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Plan assets at fair value, beginning of year...........................  $    1,785.4       $    1,845.3
        Actual return on plan assets...........................................         359.7             (278.2)
        Contributions..........................................................          10.0              348.2
        Benefits paid and fees.................................................        (140.0)            (129.9)
                                                                                ----------------   -----------------
        Plan assets at fair value, end of year.................................       2,015.1            1,785.4
        Projected benefit obligations..........................................       2,013.3            1,883.9
                                                                                ----------------   -----------------
        Excess of plan assets over projected benefit obligations...............           1.8              (98.5)
        Unrecognized prior service cost........................................         (34.8)             (40.0)
        Unrecognized net loss from past experience different
          from that assumed....................................................         904.3            1,033.9
        Unrecognized net asset at transition...................................          (1.3)              (1.5)
                                                                                ----------------   -----------------
        Prepaid Pension Cost, Net..............................................  $      870.0       $      893.9
                                                                                ================   =================

        The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $51.1 million and $37.3 million, respectively, at December 31, 2003 and $42.0 million and $24.2 million, respectively, at December 31, 2002.

        The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets:

                                                                              December 31,
                                                          -----------------------------------------------------------
                                                                   2003                             2002
                                                          -----------------------------------------------------------
                                                                                  (In Millions)
                                                                Estimated                        Estimated
                                                                Fair Value            %          Fair Value      %
                                                          ------------------------ -------  -----------------  ------

        Corporate and government debt securities.......    $       438.2             21.7    $      551.3        30.9
        Equity securities..............................          1,387.4             68.9           793.9        44.5
        Equity real estate ............................            184.8              9.2           180.2        10.1
        Short-term investments.........................              2.1               .1           258.6        14.5
        Other..........................................              2.6               .1             1.4         -
                                                          ------------------------          -------------------
                    Total Plan Assets..................    $     2,015.1                     $    1,785.4
                                                          ========================          ===================

        The asset mix is designed to meet, and, if possible, exceed the long-term rate-of-return assumptions for benefit obligations. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their high expected rate of return. Fixed income investments are included to provide less volatile return. Real Estate investments offer diversity to the total portfolio and long-term inflation protection.

        The primary investment objective of the plan is to maximize return on assets, giving consideration to prudent risk, in order to minimize net periodic cost. A secondary investment objective is to minimize variation in annual net periodic pension cost over the long term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus the Company's contributions.

        The following table discloses the weighted-average assumptions used to determine the pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2003 and 2002:

                                                                                       Equitable Life
                                                                               --------------------------------
                                                                                   2003               2002
                                                                                   ----               ----
       Discount rate:
       Benefit obligation.................................................        6.25%              6.75%
       Periodic cost......................................................        6.75%              7.25%

       Rate of compensation increase:
       Benefit obligation and periodic cost...............................        5.78%              6.73%

       Expected long-term rate of return on plan assets (periodic cost)...         8.5%               9.0%

        As noted above, the pension plan's target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. The Company reviewed the historical investment returns for these asset classes. Based on that analysis, management concluded that a long-term expected rate of return of 8.5% is reasonable.

        Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $24.5 million, $26.0 million and $27.3 million for 2003, 2002 and 2001, respectively.

        On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "2003 Medicare Act") was signed into law. It introduces a prescription drug benefit under Medicare Part D as well as a Federal subsidy to employers whose plans provide an "actuarially equivalent" prescription drug benefit. While the Company expects its postretirement prescription drug benefit program will qualify for this subsidy, detailed regulations necessary to implement and administer the 2003 Medicare Act have not yet been issued. Similarly, certain accounting issues raised by the Medicare Act are pending further discussion and resolution by the FASB, thereby further reducing the likelihood at this time of producing a sufficiently reliable measure of the effects of the 2003 Medicare Act. Consequently, and in accordance with FASB Staff Position FAS 106-1, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003," measures of the accumulated postretirement benefits obligation and net periodic postretirement benefits costs, as presented in the consolidated financial statements and accompanying notes thereto, at and for the year ended December 31, 2003, do not reflect the effects of the 2003 Medicare Act on the plan. This election to defer accounting for the effects of the 2003 Medicare Act generally will continue to apply until authoritative guidance on the accounting for the Federal subsidy is issued, at which time transition could result in a change to previously reported information.

        Alliance maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to Alliance in amounts equal to benefits paid under the Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, Alliance agreed to invest $96.0 million per annum for three years to fund purchases of Alliance Holding units or an Alliance sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or were hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $127.3 million, $101.4 million and $58.3 million for 2003, 2002 and 2001, respectively (including $83.4 million and $63.7 million and $34.5 million for 2003, 2002 and 2001, respectively, relating to the Bernstein deferred compensation plan).


14)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        The Insurance Group primarily uses derivatives for asset/liability risk management, for hedging individual securities and to reduce the Insurance Group's exposure to interest rate fluctuations. Similarly, the Holding Company utilizes derivatives to reduce the fixed interest cost of its long-term debt obligations. Various derivative financial instruments are used to achieve these objectives, including interest rate caps and floors to hedge crediting rates on interest-sensitive individual annuity contracts, interest rate futures to protect against declines in interest rates between receipt of funds and purchase of appropriate assets, and interest rate swaps to modify the duration and cash flows of fixed maturity investments and long-term debt. In addition, the Company periodically enters into forward and futures contracts to hedge certain equity exposures, including the program to hedge certain risks associated with the GMDB feature of the Accumulator series of annuity products. At December 31, 2003, the Company's outstanding equity-based futures contracts were exchange-traded and net settled each day. Also, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. See Note 12.

        As described in Note 2, the Company adopted SFAS No. 133, as amended, on January 1, 2001. Consequently, all derivatives outstanding at December 31, 2003 and 2002 are recognized on the balance sheet at their fair values. These amounts principally consist of interest rate floors that have a total fair value at December 31, 2003 of $9.7 million, excluding the estimated fair value of the GMIB reinsurance contracts. The outstanding notional amounts of derivative financial instruments purchased and sold were:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Notional Amount by Derivative Type::
           Options:
               Caps............................................................  $        -         $    5,050
               Floors..........................................................      12,000              4,000
           Equity-based futures................................................         275                 50
                                                                                ----------------   -----------------
           Total...............................................................  $   12,275         $    9,100
                                                                                ================   =================

        At December 31, 2003 and during the year then ended, there were no hybrid instruments that required bifurcation of an embedded derivative component under the provisions of SFAS No. 133.

        All gains and losses on derivative financial instruments utilized by the Company in 2003 and 2002 are reported in earnings. None of the derivatives were designated as qualifying hedges under SFAS No. 133. For 2003 and 2002, respectively, investment results, principally in net investment income, included gross gains of

        $.6 million and $24.3 million and gross losses of $42.6 million and $7.7 million that were recognized on derivative positions.

        Fair Value of Financial Instruments
        -----------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2003 and 2002.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7, 8 and 10 are presented below:

                                                                           December 31,
                                                --------------------------------------------------------------------
                                                              2003                               2002
                                                ---------------------------------  ---------------------------------
                                                   Carrying         Estimated         Carrying         Estimated
                                                    Value          Fair Value          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (In Millions)

        Consolidated:
        ------------
        Mortgage loans on real estate..........  $    3,503.1     $     3,761.7     $     3,746.2     $    4,070.1
        Other limited partnership interests....         775.5             775.5             683.0            683.0
        Policy loans...........................       3,894.3           4,481.9           4,035.6          4,728.2
        Policyholders liabilities:
          Investment contracts.................      16,817.0          17,245.9          14,555.0         15,114.9
        Long-term debt.........................       1,004.9           1,105.7           1,004.4          1,086.4

        Closed Block:
        ------------
        Mortgage loans on real estate..........  $    1,297.6     $     1,386.0     $     1,456.0     $    1,572.6
        Other equity investments...............          14.2              14.2              16.4             16.4
        Policy loans...........................       1,384.5           1,626.7           1,449.9          1,740.9
        SCNILC liability.......................          14.8              14.9              16.5             16.6

        Other Discontinued Operations:
        -----------------------------
        Mortgage loans on real estate..........  $       63.9     $        69.5     $        87.5     $       94.7
        Other equity investments...............           7.5               7.5               9.4              9.4
        Guaranteed interest contracts..........          17.8              16.3              18.3             17.0
        Long-term debt.........................         101.7             101.7             101.7            101.7


15)     COMMITMENTS AND CONTINGENT LIABILITIES

        In addition to its debt and lease commitments discussed in Notes 10 and 17, from time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2003, these arrangements included commitments by the Company to provide equity financing of $342.6 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        Equitable Life is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for Equitable Life to satisfy those obligations is remote.

        The Company had $169.9 million of letters of credit related to reinsurance of which no amounts were outstanding at December 31, 2003.

        In February 2002, Alliance signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCB LLC incurred in the ordinary course of its business in the event SCB LLC is unable to meet these obligations. At December 31, 2003, Alliance was not required to perform under the agreement and had no liability outstanding in connection with the agreement.


16)     LITIGATION

        A number of lawsuits have been filed against life and health insurers in the jurisdictions in which Equitable Life and its subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. Equitable Life,

        Equitable Variable Life Insurance Company ("EVLICO," which was merged into Equitable Life effective January 1, 1997, but whose existence continues for certain limited purposes, including the defense of litigation) and EOC, like other life and health insurers, from time to time are involved in such litigations. Among litigations against Equitable Life, EVLICO and EOC of the type referred to in this paragraph are the litigations described in the following two paragraphs.

        In October 2000, an action entitled SHAM MALHOTRA, ET AL. V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES, AXA ADVISORS, LLC AND EQUITABLE DISTRIBUTORS, INC. was commenced in the Supreme Court of the State of New York, County of Nassau. The action was brought by two individuals who purchased Equitable Life deferred annuity products. The action purports to be on behalf of a class consisting of all persons who purchased an individual deferred annuity contract or who received a certificate to a group deferred annuity contract, sold by one of the defendants, which was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment; excluded from the class are officers, directors and agents of the defendants. The complaint alleges that the defendants engaged in fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. The complaint asserts claims for: deceptive business acts and practices in violation of the New York General Business Law ("GBL"); use of misrepresentations and misleading statements in violation of the New York Insurance Law; false or misleading advertising in violation of the GBL; fraud, fraudulent concealment and deceit; negligent misrepresentation; negligence; unjust enrichment and imposition of a constructive trust; declaratory and injunctive relief; and reformation of the annuity contracts. The complaint seeks injunctive and declaratory relief, an unspecified amount of compensatory and punitive damages, restitution for all members of the class, and an award of attorneys' fees, costs and expenses. In October 2000, the defendants removed the action to the United States District Court for the Eastern District of New York, and thereafter filed a motion to dismiss. Plaintiffs filed a motion to remand the case to state court. In September 2001, the District Court issued a decision granting defendants' motion to dismiss and denying plaintiffs' motion to remand, and judgment was entered in favor of the defendants. In October 2001, plaintiffs filed a motion seeking leave to reopen the case for the purpose of filing an amended complaint. In addition, plaintiffs filed a new complaint in the District Court, alleging a similar class and similar facts. The new complaint asserts causes of action for violations of Federal securities laws in addition to the state law causes of action asserted in the previous complaint. In January 2002, plaintiffs amended their new complaint in response to defendants' motion to dismiss and, subsequently, in March 2002, defendants filed a motion to dismiss the amended complaint. In March 2003, the United States District Court for the Eastern District of New York: (i) granted plaintiffs' motion, filed October 2001, seeking leave to reopen their original case for the purpose of filing an amended complaint and accepted plaintiffs' proposed amended complaint, (ii) appointed the named plaintiffs as lead plaintiffs and their counsel as lead counsel for the putative class, (iii) consolidated plaintiffs' original action with their second action, which was filed in October 2001, and (iv) ruled that the court would apply Equitable Life's motion to dismiss the amended complaint in the second action to the plaintiffs' amended complaint from the original action. In April 2003, plaintiffs filed a second amended complaint alleging violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended
        (the "Exchange Act"). The action purports to be on behalf of a class consisting of all persons who on or after October 3, 1997 purchased an individual variable deferred annuity contract, received a certificate to a group variable deferred annuity contract or made an additional investment through such a contract, which contract was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment. In May 2003, the defendants filed a motion to dismiss the second amended complaint and that motion is currently pending.

        The previously disclosed lawsuit, BRENDA MCEACHERN V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES AND GARY RAYMOND, JR., has been settled and dismissed with prejudice. In addition, all of the Mississippi Actions, including the agents' cross-claims, have been settled and dismissed with prejudice.

        In October 2000, an action entitled AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP V. AXA CLIENT SOLUTIONS, LLC; THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES; AND AXA FINANCIAL, INC. was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants (i) in connection with certain annuities issued by Equitable Life breached an agreement with the plaintiffs involving the execution of mutual fund transfers, and (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek substantial lost profits and injunctive relief, punitive damages and attorneys' fees. Plaintiffs also seek return of the withdrawal charges. In February 2001, the District Court granted in part and denied in part defendants' motion to dismiss the complaint. In March 2001, plaintiffs filed an amended complaint. The District Court granted defendants' motion to dismiss AXA Client Solutions and the Holding Company from the amended complaint, and dismissed the conversion claims in June 2001. The District Court denied defendants' motion to dismiss the remaining claims. Equitable Life has answered the amended complaint. While the monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the consolidated financial position and results of operations of the Company, management believes that the ultimate resolution of this litigation should not have a material adverse on the Company's consolidated financial position.

        After the District Court denied defendants' motion to assert certain defenses and counterclaims in AMERICAN NATIONAL BANK, Equitable Life commenced an action, in December 2001, entitled THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES V. AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP, in the United States District Court for the Northern District of Illinois. The complaint arises out of the same facts and circumstances as described in AMERICAN NATIONAL BANK. Equitable Life's complaint alleges common law fraud and equitable rescission in connection with certain annuities issued by Equitable Life. Equitable Life seeks unspecified money damages, rescission, punitive damages and attorneys' fees. In March 2002, defendants filed an answer to Equitable Life's complaint and asserted counterclaims. Defendants' counterclaims allege common law fraud, violations of the Federal and Illinois Securities Acts and violations of the Illinois and New York Consumer Fraud Acts. Defendants seek unspecified money damages, punitive damages and attorneys' fees. In May 2002, the District Court granted in part and denied in part Equitable Life's motion to dismiss defendants' counterclaims, dismissing defendants' Illinois Securities Act and New York Consumer Fraud Act claims. Equitable Life has answered defendants' remaining counterclaims. In November 2003, Emerald filed a motion for summary judgment; Equitable Life filed its opposition to this motion in December 2003.

        In January 2004, DH2, Inc., an entity related to Emerald Investments L.P., filed a lawsuit in the United States District Court for the Northern District of Illinois, against Equitable Life and Equitable Advisors Trust, asserting claims for breach of contract and breach of fiduciary duty, claims under the Federal securities laws, and misappropriation of trade secrets. The complaint alleges that Equitable Life and Equitable Advisors Trust wrongfully misappropriated DH2, Inc.'s confidential and proprietary information to implement fair value pricing of securities within the subaccounts of DH2, Inc.'s variable annuity, which diminished the profitability of its proprietary trading strategy. The complaint also alleges that Equitable Life and Equitable Advisors Trust implemented fair value pricing for an improper purpose and without adequate disclosure. The complaint further alleges that Equitable Life and Equitable Advisors Trust are not permitted to implement fair value pricing of securities. The complaint has not been served upon either Equitable Life or Equitable Advisors Trust.

        In November 1997, an amended complaint was filed in PETER FISCHEL, ET AL. V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. In March 1999, the United States District Court for the Northern District of California entered an order certifying a class consisting of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of a unilateral contract, breach of fiduciary duty and promissory estoppel. In May 2001, plaintiffs filed a second amended complaint which, among other things, alleges that Equitable Life failed to comply with plan amendment procedures and deletes the promissory estoppel claim. In September 2001, Equitable Life filed a motion for summary judgment on all of plaintiffs' claims, and plaintiffs filed a motion for partial summary judgment on all claims except their claim for breach of fiduciary duty. In May 2002, the District Court issued an order granting plaintiffs' motion for partial summary judgment, granting Equitable Life's motion for summary judgment on plaintiffs' claim for breach of fiduciary duty and otherwise denying Equitable Life's motion for summary judgment. The court ruled that Equitable Life is liable to plaintiffs on their contract claims for subsidized benefits under ERISA. The court has deferred addressing the relief to which plaintiffs are entitled in light of the May 2002 order. In June 2000, plaintiffs appealed to the Court of Appeals for the Ninth Circuit contesting the District Court's award of legal fees to plaintiffs' counsel in connection with a previously settled count of the complaint unrelated to the health benefit claims. In that appeal, plaintiffs challenged the District Court's subject matter jurisdiction over the health benefit claims. A decision was rendered in October 2002 on that appeal. The Court of Appeals denied plaintiffs' challenge to the District Court's subject matter jurisdiction over the settled claim, affirmed the method that the District Court used to calculate the award of legal fees to plaintiffs' counsel and remanded for further consideration of the fee award. In May 2003, plaintiffs' motion for an award of additional legal fees from the settled claim settlement fund was denied by the District Court. Plaintiffs have appealed that order.

        A putative class action entitled STEFANIE HIRT, ET AL. V. THE EQUITABLE RETIREMENT PLAN FOR EMPLOYEES, MANAGERS AND AGENTS, ET AL. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." The complaint challenges the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs allege that the change to the cash balance formula violates ERISA by reducing the rate of accruals based on age, failing to comply with ERISA's notice requirements and improperly applying the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violates ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. Defendants answered the complaint in October 2001. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violates ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim has been dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. The parties agreed that the new individual claims of the five named plaintiffs regarding the delivery of announcements to them would be excluded from the class certification. In April 2003, defendants filed an answer to the amended complaint. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In July 2003, defendants filed a motion for summary judgment on the grounds that plaintiffs' claims are barred by applicable statutes of limitations. In October 2003, the District Court denied that motion.

        In January 2003, a putative class action entitled BERGER ET AL. V. AXA NETWORK, LLC AND THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES was commenced in the United States District Court for the Northern District of Illinois by two former agents on behalf of themselves and other similarly situated present, former and retired agents who, according to the complaint, "(a) were discharged by Equitable Life from `statutory employee status' after January 1, 1999, because of Equitable Life's adoption of a new policy stating that in any given year, those who failed to meet specified sales goals during the preceding year would not be treated as `statutory employees,' or (b) remain subject to discharge from `statutory employee' status based on the policy applied by Equitable Life." The complaint alleges that the company improperly "terminated" the agents' full-time life insurance salesman statutory employee status in or after 1999 by requiring attainment of minimum production credit levels for 1998, thereby making the agents ineligible for benefits and "requiring" them to pay Self-Employment Contribution Act taxes. The former agents, who assert claims for violations of ERISA and 26 U.S.C. 3121, and breach of contract, seek declaratory and injunctive relief, plus restoration of benefits and an adjustment of their benefit plan contributions and payroll tax withholdings. In March 2003, Equitable Life filed a motion to dismiss the complaint. In July 2003, the United States District Court for the Northern District of Illinois granted in part and denied in part Equitable Life's motion to dismiss the complaint, dismissing plaintiffs' claims for violation of 26 U.S.C. 3121 and breach of contract. Equitable Life has answered plaintiffs' remaining claim for violation of ERISA. In July 2003, plaintiffs filed a motion for class certification. In November 2003, Equitable Life filed its opposition to the motion for class certification; that motion is currently pending and the case is currently in discovery.

        In May 2003, a putative class action complaint entitled ECKERT V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES was filed in the United States District Court for the Eastern District of New York, as a case related to the MALHOTRA action described above. The complaint asserts a single claim for relief under Section 47(b) of the Investment Company Act of 1940, as amended based on Equitable Life's alleged failure to register as an investment company. According to the complaint, Equitable Life was required to register as an investment company because it was allegedly issuing securities in the form of variable insurance products and allegedly investing its assets primarily in other securities. The plaintiff purports to act on behalf of all persons who purchased or made an investment in variable insurance products from Equitable Life on or after May 7, 1998. The complaint seeks declaratory judgment permitting putative class members to elect to void their variable insurance contracts; restitution of all fees and penalties paid by the putative class members on the variable insurance products, disgorgement of all revenues received by Equitable Life on those products, and an injunction against the payment of any dividends by Equitable Life to the Holding Company. In June 2003, Equitable Life filed a motion to dismiss the complaint and that motion is currently pending.

        Between September and October 2003, ten substantially similar putative class action lawsuits were filed against AXA Financial (and in some cases AIMA Acquisition Co., a wholly owned subsidiary of AXA Financial ("AIMA")), The MONY Group Inc. ("MONY") and MONY's directors in the Court of Chancery of the State of Delaware in and for New Castle County, entitled BEAKOVITZ V. AXA FINANCIAL, INC., ET AL.; BELODOFF V. THE MONY GROUP INC., ET AL.; BRIAN V. THE MONY GROUP INC., ET AL.; BRICKLAYERS LOCAL 8 AND PLASTERERS LOCAL 233 PENSION FUND V. THE MONY GROUP, INC., ET AL.; CANTOR V. THE MONY GROUP INC., ET AL.; E.M. CAPITAL, INC. V. THE MONY GROUP INC., ET AL.; GARRETT V. THE MONY GROUP INC., ET AL.; LEBEDDA
        V. THE MONY GROUP INC., ET AL.; MARTIN V. ROTH, ET AL.; AND MUSKAL V. THE MONY GROUP INC., ET AL. (collectively, the MONY Stockholder Litigation). The complaints in these actions, all of which purport to be brought on behalf of a class consisting of all MONY stockholders, excluding the defendants and their affiliates, challenge the proposed merger of MONY into AIMA and allege, among other things, that the $31.00 cash price per share to be paid to MONY stockholders in connection with the proposed merger is inadequate and that MONY's directors breached their fiduciary duties in negotiating and approving the merger agreement. The complaints also allege that AXA Financial, and in some cases AIMA, aided and abetted the alleged breaches of fiduciary duty by MONY's directors. The complaints seek various forms of relief, including damages and injunctive relief that would, if granted, prevent completion of the merger. In September 2003, a joint motion was filed on behalf of plaintiffs in six of the Delaware actions seeking to consolidate all actions. In November 2003, the Court of Chancery signed an order consolidating the actions and plaintiffs served a consolidated complaint. Pursuant to stipulation, in December 2003 defendants have contested the complaint. In January 2004, the Court of Chancery granted plaintiffs leave to amend their complaint. Plaintiffs have stated that they intend to file a motion for a preliminary injunction seeking to prevent completion of the merger. Defendants will oppose a motion for a preliminary injunction. The Court of Chancery has scheduled the hearing on plaintiffs' planned motion for February 17, 2004 and the parties are engaged in discovery.

        In addition, AXA Financial, MONY and MONY's directors have been named in two putative class action lawsuits filed in New York State Supreme Court in Manhattan, entitled LAUFER V. THE MONY GROUP, ET AL. and NORTH BORDER INVESTMENTS V. BARRETT, ET AL.. The complaints in these actions contain allegations substantially similar to those in the Delaware cases, and likewise purport to assert claims for breach of fiduciary duty against MONY's directors and for aiding and abetting a breach of fiduciary duty against AXA Financial. The complaints in these actions also purport to be brought on behalf of a class consisting of all MONY stockholders, excluding the defendants and their affiliates, and seek various forms of relief, including damages and injunctive relief that would, if granted, prevent the completion of the merger. In December 2003, defendants contested the claims in the LAUFER and NORTH BORDER complaints. The parties in each of these actions are engaged in discovery.

        Although the outcome of litigation generally cannot be predicted with certainty, the Company's management believes that, subject to the foregoing, (i) the settlement of the MCEACHERN litigation and the Mississippi Actions, including the agents' cross-claims, will not have a material adverse effect on the consolidated financial position or results of operations of the Company and (ii) the ultimate resolution of the other litigations described above should not have a material adverse effect on the consolidated financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        Alliance Litigations
        --------------------

        In April 2001, an amended class action complaint entitled MILLER, ET AL.
        V. MITCHELL HUTCHINS ASSET MANAGEMENT, INC., ET AL. was filed in the United States District Court for the Southern District of Illinois against Alliance, Alliance Fund Distributors, Inc. (now known as AllianceBernstein Investment Research and Management, Inc., "ABIRM"), a wholly owned subsidiary of Alliance, and other defendants alleging violations of the Investment Company Act of 1940, as amended ("ICA"), and breaches of common law fiduciary duty. The principal allegations of the amended complaint were that the advisory and distribution fees for certain mutual funds managed by Alliance were excessive and in violation of the ICA and the common law. Plaintiffs subsequently amended their compliant to include, as plaintiffs, shareholders of the AllianceBernstein Premier Growth Fund ("Premier Growth Fund"), the AllianceBernstein Quasar Fund (now known as AllianceBernstein Small Cap Growth Fund), the AllianceBernstein Growth and Income Fund, the AllianceBernstein Corporate Bond Fund, the AllianceBernstein Growth Fund, the AllianceBernstein Balanced Shares Fund, and the AllianceBernstein Americas Government Income Trust. In December 2003, the parties entered into a settlement agreement resolving the matter and the matter has been dismissed by the court.

        In December 2001, a complaint entitled BENAK V. ALLIANCE CAPITAL MANAGEMENT L.P. AND ALLIANCE PREMIER GROWTH FUND ("BENAK COMPLAINT") was filed in the United States District Court for the District of New Jersey against Alliance and Premier Growth Fund alleging that defendants violated Section 36(b) of the ICA. The principal allegations of the Benak Complaint are that Alliance breached its duty of loyalty to Premier Growth Fund because one of the directors of the general partner of Alliance served as a director of Enron Corp. ("Enron") when Premier Growth Fund purchased shares of Enron, and as a consequence thereof, the investment advisory fees paid to Alliance by Premier Growth Fund should be returned as a means of recovering for Premier Growth Fund the losses plaintiff alleges were caused by the alleged breach of the duty of loyalty. Subsequently, between December 2001 and July 2002, five complaints making substantially the same allegations and seeking substantially the same relief as the Benak Complaint were filed against Alliance and Premier Growth Fund. All of those actions were consolidated in the United States District Court for the District of New Jersey. In January 2003, a consolidated amended complaint entitled BENAK V. ALLIANCE CAPITAL MANAGEMENT L.P. ("BENAK CONSOLIDATED AMENDED COMPLAINT") was filed containing allegations similar to those in the individual complaints although it does not name the Premier Growth Fund as a defendant. In February 2003, the court granted with prejudice Alliance's motion to dismiss the Benak Consolidated Amended Complaint, holding that plaintiffs' allegations failed to state a claim under
        Section 36(b). Plaintiffs have thirty days from the entry of the dismissal order to appeal the court's decision dismissing the action. Alliance believes that plaintiffs' allegations in the Benak Consolidated Amended Complaint were without merit and intends to vigorously defend against any appeal that may be taken from the dismissal with prejudice of the action.

        In April 2002, a consolidated complaint entitled IN RE ENRON CORPORATION SECURITIES LITIGATION ("ENRON COMPLAINT") was filed in the United States District Court for the Southern District of Texas, Houston Division, against numerous defendants, including Alliance. The principal allegations of the Enron Complaint, as they pertain to Alliance, are that Alliance violated Sections 11 and 15 of the Securities Act of 1933, as amended ("Securities Act") with respect to a registration statement filed by Enron and effective with the SEC on July 18, 2001, which was used to sell $1.9 billion Enron Corp. Zero Coupon Convertible Notes due 2021. Plaintiffs allege that Frank Savage, who was at that time an employee of Alliance and who was and remains a director of the general partner of Alliance, signed the registration statement at issue. Plaintiffs allege that the registration statement was materially misleading. Plaintiffs further allege that Alliance was a controlling person of Frank Savage. Plaintiffs therefore assert that Alliance is itself liable for the allegedly misleading registration statement. Plaintiffs seek recission or a recissionary measure of damages. In June 2002, Alliance moved to dismiss the Enron Complaint as the allegations therein pertain to it. In March 2003, that motion was denied. In May 2003, a First Amended Consolidated Complaint ("Enron Amended Consolidated Complaint"), with substantially identical allegations as to Alliance, was filed. Alliance filed its answer in June 2003. In May 2003, plaintiffs filed an Amended Motion For Class Certification. In October 2003, following the completion of class discovery, Alliance filed its opposition to class certification. Alliance's motion is pending. The case is currently in discovery. Alliance believes that plaintiffs' allegations in the Enron Amended Consolidated Complaint as to it are without merit and intends to vigorously defend against these allegations.

        In May 2002, a complaint entitled THE FLORIDA STATE BOARD OF ADMINISTRATION V. ALLIANCE CAPITAL MANAGEMENT L.P. ("SBA COMPLAINT") was filed in the Circuit Court of the Second Judicial Circuit, in and for Leon County, Florida against Alliance. The SBA Complaint alleges breach of contract relating to the Investment Management Agreement between The Florida State Board of Administration ("SBA") and Alliance, breach of the covenant of good faith and fair dealing contained in the Investment Management Agreement, breach of fiduciary duty, negligence, gross negligence and violation of the Florida Securities and Investor Protection Act, in connection with purchases and sales of Enron common stock for the SBA investment account. The SBA seeks more than $300 million in compensatory damages and an unspecified amount of punitive damages. In June 2002, Alliance moved to dismiss the SBA Complaint; in September 2002, the court denied Alliance's motion to dismiss the SBA Complaint in its entirety. In November 2003, the SBA filed an amended complaint ("Amended SBA Complaint"). While the Amended SBA Complaint contains the Enron claims, the Amended SBA Complaint also alleges that Alliance breached its contract with the SBA by investing in or continuing to hold stocks for the SBA's investment portfolio that were not "1 rated," the highest rating that Alliance's research analysts could assign. The SBA also added claims for negligent supervision and common law fraud. In December 2003, Alliance moved to dismiss the fraud and breach of fiduciary duty claims in the Amended SBA Complaint. In January 2004, the court denied that motion. The case is currently in discovery. Alliance believes the SBA's allegations in the Amended SBA Complaint are without merit and intends to vigorously defend against these allegations.

        In September 2002, a complaint entitled LAWRENCE E. JAFFE PENSION PLAN, LAWRENCE E. JAFFE TRUSTEE U/A 1198 V. ALLIANCE CAPITAL MANAGEMENT L.P., ALFRED HARRISON AND ALLIANCE PREMIER GROWTH FUND, INC. ("JAFFE COMPLAINT") was filed in the United States District Court for the Southern District of New York against Alliance, Alfred Harrison and Premier Growth Fund alleging violation of the ICA. Plaintiff seeks damages equal to Premier Growth Fund's losses as a result of Premier Growth Fund's investment in shares of Enron and a recovery of all fees paid to Alliance beginning November 1, 2000. In March 2003, the court granted Alliance's motion to transfer the Jaffe Complaint to the United States District Court for the District of New Jersey to be consolidated with the Benak Consolidated Amended Complaint already pending there. In December 2003, plaintiff filed an amended complaint ("Amended Jaffe Complaint") in the United States District Court for the District of New Jersey. The Amended Jaffe Complaint alleges violations of Section 36(a) of the ICA, common law negligence, and negligent misrepresentation. Specifically, the Amended Jaffe Complaint alleges that (i) the defendants breached their fiduciary duties of loyalty, care and good faith to Premier Growth Fund by causing Premier Growth Fund to invest in the securities of Enron, (ii) the defendants were negligent for investing in securities of Enron, and (iii) through prospectuses and other documents, defendants misrepresented material facts related to Premier Growth Fund's investment objective and policies. In January 2004, defendants moved to dismiss the Amended JAFFE COMPLAINT. Alliance and Alfred Harrison believe that plaintiff's allegations in the Amended JAFFE COMPLAINT are without merit and intend to vigorously defend against these allegations.

        In December 2002, a putative class action complaint entitled PATRICK J. GOGGINS ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P. ET AL. ("GOGGINS COMPLAINT") was filed in the United States District Court for the Southern District of New York against Alliance, Premier Growth Fund and individual directors and certain officers of Premier Growth Fund. In August 2003, the court granted Alliance's motion to transfer the Goggins Complaint to the United States District Court for the District of New Jersey. In December 2003, plaintiffs filed an amended complaint ("Amended Goggins Compliant") in the United States District Court for the District of New Jersey. The Amended Goggins Complaint alleges that defendants violated Sections 11, 12(a)(2) and 15 of the Securities Act because Premier Growth Fund's registration statements and prospectuses contained untrue statements of material fact and omitted material facts. More specifically, the Amended Goggins Complaint alleges that the Premier Growth Fund's investment in Enron was inconsistent with the fund's stated strategic objectives and investment strategies. Plaintiffs seek rescissory relief or an unspecified amount of compensatory damages on behalf of a class of persons who purchased shares of Premier Growth Fund during the period October 31, 2000 through February 14, 2002. In January 2004, Alliance moved to dismiss the Amended Goggins Complaint. Alliance, Premier Growth Fund and the other defendants believe the plaintiffs' allegations in the Amended Goggins Complaint are without merit and intend to vigorously defend against these allegations.

        In August 2003, the Securities and Exchange Board of India ("SEBI") ordered that Samir C. Arora, a former research analyst/portfolio manager of Alliance, refrain from buying, selling or dealing in Indian securities. Until August 4, 2003, when Mr. Arora announced his resignation from Alliance, he served as head of Asian emerging markets equities and a fund manager of Alliance Capital Asset Management (India) Pvt. Ltd. ("ACAML"), a fund management company 75% owned by Alliance. The order states that Mr. Arora relied on unpublished price sensitive information in making certain investment decisions on behalf of certain clients of ACAML and Alliance, that there were failures to make required disclosures regarding the size of certain equity holdings, and that Mr. Arora tried to influence the sale of Alliance's stake in ACAML. Mr. Arora contested the findings in the order by filing objections and at a personal hearing held in August 2003. In September 2003, SEBI issued an order confirming its previous order against Mr. Arora. In October 2003, Mr. Arora filed an appeal with the Securities Appellate Tribunal ("SAT") seeking certain interim reliefs. Mr.

        Arora's appeal was heard by the SAT on December 15, 2003. The SAT passed an order on January 12, 2004 wherein it did not grant any interim reliefs to Mr. Arora since SEBI had stated that the investigations in the matter were in progress. However, the SAT has directed SEBI to complete the investigations by February 28, 2004 and to pass final orders in the matter by March 31, 2004. Alliance is reviewing this matter and, at the present time, management of Alliance does not believe its outcome will have a material impact on Alliance's results of operations or financial condition, and the Company's management does not believe its outcome will have a material impact on the Company's consolidated results of operations or financial position.

        In September 2003, SEBI issued to Alliance a show cause notice and finding of investigation (the "Notice"). The Notice requires Alliance to explain its failure to make disclosure filings as to the acquisition of shares of five (5) Indian equity securities held at various times by Alliance (through sub-accounts under foreign institutional investor licenses), ACAML and Alliance's local Indian mutual fund as required under the SEBI (Insider Trading) Regulations, 1992, and the SEBI (Substantial Acquisition of Shares and Takeovers) Regulations, 1997 when the holdings of the said entities in the Relevant Scrips crossed five percent (5%) which could make Alliance liable to pay penalties prescribed under Section 15A of the SEBI Act, 1992, which requires that disclosure be made when the holdings of an investor (or group of investors acting in concert) in an Indian security exceeds either five percent (5%) of the outstanding shares or changes by more than two percent (2%). In October 2003 and November 2003, Alliance filed its reply and written submissions, respectively. Alliance also had a personal hearing before the SEBI on October 21, 2003 and the decision of SEBI in relation to the Notice is pending. At the present time, management of Alliance does not believe the outcome of this matter will have a material impact on Alliance's results of operations or financial condition and the Company's management does not believe its outcome will have a material impact on the Company's consolidated results of operations or financial position.

        In October 2003, a purported class action complaint entitled ERB ET AL.
        V. ALLIANCE CAPITAL MANAGEMENT L.P. ET AL. ("ERB COMPLAINT") was filed in the Circuit Court of St. Clair County, State of Illinois against Alliance. Plaintiff, purportedly a shareholder in the Premier Growth Fund, alleges that Alliance breached unidentified provisions of Premier Growth Fund's prospectus and subscription and confirmation agreements that allegedly required that every security bought for Premier Growth Fund's portfolio must be a "1-rated" stock, the highest rating that Alliance's analysts could assign. Plaintiff alleges that Alliance impermissibly purchased shares of stocks that were not 1-rated. Plaintiff seeks rescission of all purchases of any non-1-rated stocks Alliance made for Premier Growth Fund over the past ten years, as well as an unspecified amount of damages. In November 2003, Alliance removed the Erb Complaint to the United States District Court for the Southern District of Illinois on the basis that plaintiff's alleged breach of contract claims are preempted under the Securities Litigation Uniform Standards Act. In December 2003, plaintiff filed a motion for remand. In February 2004, the court granted that motion and remanded the action to state court. Alliance believes that plaintiff's allegations in the Erb Complaint are without merit and intends to vigorously defend against these allegations.

        In October 2003, a purported class action complaint entitled HINDO ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND ET AL. ("HINDO COMPLAINT") was filed against Alliance, Alliance Holding, ACMC, AXA Financial, the AllianceBernstein family of mutual funds ("AllianceBernstein Funds"), the registrants and issuers of those funds, certain officers of Alliance (the "Alliance defendants"), and certain other defendants not affiliated with Alliance, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the Alliance defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance, including recovery of all fees paid to Alliance pursuant to such contracts. Between October 3 and January 29, 2004, forty additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed against Alliance and certain other defendants, and others may be filed. These forty additional lawsuits are as follows:

        a) Federal Court Class Actions: Twenty-five of the lawsuits were brought as class actions filed in Federal court (twenty-one in the United States District Court for the Southern District of New York, two in the United States District Court for the District of New Jersey, one in the United States District Court for the Northern District of California, and one in the United States District
            Court for the District of Connecticut). Certain of these additional lawsuits allege claims under the Securities Act, the Exchange Act, the Advisers Act, the ICA and common law. All of these lawsuits are brought on behalf of shareholders of AllianceBernstein Funds, except three. Of these three, one was brought on behalf of a unitholder of Alliance Holding and two were brought on behalf of participants in the Profit Sharing Plan for Employees of Alliance Capital ("Plan"). The latter two lawsuits allege claims under Sections 404, 405 and 406 of ERISA, on the grounds that defendants violated fiduciary obligations to the Plan by failing to disclose the alleged market timing and late trading activities in AllianceBernstein Funds, and by permitting the Plan to invest in funds subject to those activities. One of these ERISA actions has been voluntarily dismissed. AXA Financial is named as a defendant, primarily as a control person of Alliance, in all but two of these cases (two of the twenty-five cases pending before the United States District Court for the Southern District of New York).

        b) Federal Court Derivative Actions: Eight of the lawsuits were brought as derivative actions in Federal court (one in the United States District Court for the Southern District of New York, five in the United States District Court for the Eastern District of New York, and two in the United States District Court for the District of New Jersey). These lawsuits allege claims under the Exchange Act,
            Section 36(b) of the ICA and/or common law. Six of the lawsuits were brought derivatively on behalf of certain AllianceBernstein Funds, with the broadest lawsuits being brought derivatively on behalf of all AllianceBernstein Funds, generally alleging that defendants violated fiduciary obligations to the AllianceBernstein Funds and/or fund shareholders by permitting select investors to engage in market timing activities and failing to disclose those activities. Two of the lawsuits were brought derivatively on behalf of Alliance Holding, generally alleging that defendants breached fiduciary obligations to Alliance Holding or its unitholders by failing to prevent the alleged undisclosed market timing and late trading activities from occurring. AXA Financial is named as a defendant, primarily as a control person of Alliance, in all but two of these cases (the one case pending before the United States District Court for the Southern District of New York and one of the two cases pending before the United States District Court for the District of New Jersey).

        c) State Court Representative Actions: Two lawsuits were brought as class actions in the Supreme Court of the State of New York, County of New York, by alleged shareholders of an AllianceBernstein Fund on behalf of shareholders of the AllianceBernstein Funds. The lawsuits allege that defendants allowed certain parties to engage in late trading and market timing transactions in the AllianceBernstein Funds and that such arrangements breached defendants' fiduciary duty to investors, and purport to state a claim for breach of fiduciary duty. One of the complaints also purports to state claims for breach of contract and tortious interference with contract. AXA Financial is named as a defendant, primarily as a control person of Alliance, in one of these two lawsuits.

        d) A lawsuit was filed in Superior Court for the State of California, County of Los Angeles, alleging that defendants violated fiduciary responsibilities and disclosure obligations by permitting certain favored customers to engage in market timing and late trading activities in the AllianceBernstein Funds, and purports to state claims of unfair business practices under Sections 17200 and 17303 of the California Business & Professional Code. Pursuant to these statutes, the action was brought on behalf of members of the general public of the State of California. AXA Financial is named as a defendant, primarily as a control person of Alliance.

        e) State Court Derivative Actions: Three lawsuits were brought as derivative actions in state court (one in the Supreme Court of the State of New York, County of New York, and two in the Superior Court of the State of Massachusetts, County of Suffolk). The New York action was brought derivatively on behalf of Alliance Holding and alleges that, in connection with alleged market timing and late trading transactions, defendants breached their fiduciary duties to Alliance Holding and its unitholders by failing to maintain adequate controls and employing improper practices in managing unspecified AllianceBernstein Funds. AXA Financial is named as a defendant, primarily as a control person of Alliance in the New York lawsuit. The Massachusetts actions were brought derivatively on behalf of certain AllianceBernstein Funds and allege state common law claims for breach of fiduciary duty, abuse of control, gross mismanagement, waste and unjust enrichment. Both Massachusetts actions attempt to name AXA Financial as a defendant.

        f) State Court Individual Action: A lawsuit was filed in the District Court of Johnson County, Kansas, Civil Court Department, alleging that defendants were negligent and breached their fiduciary duties by knowingly entering into a number of illegal and improper arrangements with institutional investors for the purpose of engaging in late trading and market timing in AllianceBernstein Funds to the detriment of plaintiff and failing to disclose such arrangements in the AllianceBernstein Fund prospectuses, and purports to state claims under Sections 624 and 626 of the Kansas Consumer Protection Act, and Section 1268 of the Kansas Securities Act. The lawsuit also purports to state claims of negligent misrepresentation, professional negligence and breach of fiduciary duty under common law. AXA Financial is not named as a defendant in this lawsuit.

        All of these lawsuits seek an unspecified amount of damages. All of the Federal actions discussed above (i.e., the Hindo Complaint, Federal Court Class Actions and Federal Court Derivative Actions) are the subject of a petition or tag-along notices filed by Alliance before the Judicial Panel on Multidistrict Litigation ("MDL Panel") seeking to have all of the actions centralized in a single forum for pre-trial proceedings. On January 29, 2004, the MDL Panel held a hearing on these petitions. On February 20, 2004, the MDL Panel transferred all of the actions to the United States District Court for the District of Maryland. Pursuant to agreements among the parties, the Alliance defendants' and AXA Financial's responses to the Federal actions that have been served on Alliance and AXA Financial are stayed pending a decision on consolidation by the MDL panel and the filing of an amended or operative complaint. The various plaintiffs seeking appointment to serve as lead plaintiffs have stipulated to stay the lead plaintiff decision until after the MDL Panel makes a decision on the MDL petitions pending before it. In addition, discovery has not commenced in any of these cases. In most of them, discovery is stayed under the Private Securities Litigation Reform Act of 1995 or pursuant to an agreement among the parties.

        Defendants have removed each of the State Court Representative Actions discussed above, and thereafter submitted the actions to the MDL Panel in a notice of tag-along actions. Plaintiff in each of these actions has moved to remand the action back to state court or has indicated an intention to do so. Where defendants have responded to the complaints, defendants have moved to stay proceedings pending transfer by the MDL Panel.

        Defendants have not yet responded to the complaints filed in the State Court Derivative Actions.

        Alliance recorded charges to income totaling $330.0 million in 2003 in connection with establishing the $250.0 million restitution fund (which is discussed in detail under "Business - Regulation" in this Form 10-K) and certain other matters discussed above under "Alliance Litigations". Management of Alliance, however, cannot determine at this time the eventual outcome, timing or impact of these matters. Accordingly, it is possible that additional charges in the future may be required.

        With respect to the matters discussed above under "Alliance Litigations" (other than those referred to in the preceding paragraph and those related to SEBI), management of Alliance is unable to estimate the impact, if any, that the outcome of these matters may have on Alliance' results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of these matters may have on the Company's results of operations or financial position.


        In addition to the matters previously reported and those described above, the Holding Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.


17)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2004 and the four successive years are $125.8 million, $123.6 million, $111.5 million, $97.8 million, $90.1 million and $764.0 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2004 and the four successive years is $13.0 million, $9.2 million, $2.9 million, $2.7 million, $2.3 million and $16.1 million thereafter.

        At December 31, 2003, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2004 and the four successive years is $80.7 million, $79.4 million, $78.4 million, $69.8 million, $62.2 million and $497.7 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under noncancelable capital leases for 2004 and 2005 are $2.0 million and $1.9 million, respectively.


18)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent; pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit Equitable Life to pay shareholder dividends not greater than $413.2 million during 2004. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2003, 2002 and 2001, the Insurance Group statutory net income totaled $549.4 million, $451.6 million and $547.7 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,476.6 million and $4,281.0 million at December 31, 2003 and 2002, respectively. In 2003, 2002 and 2001, respectively, $400.0 million, $500.0 million and $1.7 billion in shareholder dividends were paid by Equitable Life.

        At December 31, 2003, the Insurance Group, in accordance with various government and state regulations, had $27.2 million of securities deposited with such government or state agencies.

        In 1998, the NAIC approved a codification of statutory accounting practices ("Codification"), which provides regulators and insurers with uniform statutory guidance, addresses areas where statutory accounting previously was silent and changes certain existing statutory positions. Equitable Life and Equitable of Colorado became subject to Codification rules for all state filings upon adoption of Codification by the respective states.

        On December 27, 2000, an emergency rule was issued by the New York Insurance Department (NYID), which adopted Codification in New York effective on January 1, 2001 except where the guidance conflicted with New York Law. Differences in the New York regulation adopted in 2000 from Codification were in accounting for deferred taxes and goodwill, which are required to be disclosed in the notes to the Annual Statement, as well as the Annual Audited Report. On September 24, 2002, the bill authorizing the admissibility of deferred taxes by New York insurers was signed into law and was effective as of January 1, 2002. The impact of adopting the accounting for deferred taxes at January 1, 2002 was a $363.6 million decrease to surplus.

        The implementation of Codification in 2001 resulted in a $1,630.9 million increase to surplus and capital stock, principally due to the $1,660.8 million valuation adjustment related to Alliance.

        The application of the Codification rules as adopted by the State of Colorado had no significant effect on Equitable Life or Equitable of Colorado.

        At December 31, 2003 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2003.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured, (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance and Alliance Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and
        (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Net change in statutory surplus and
          capital stock....................................  $        43.4       $   (1,354.7)      $      104.1
        Change in AVR......................................          152.2             (464.7)            (230.2)
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................          195.6           (1,819.4)            (126.1)
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................         (245.7)             255.2              270.8
          DAC..............................................          556.1              458.1              458.5
          Deferred Federal income taxes....................           30.9             (634.6)            (354.8)
          Valuation of investments.........................           39.6              (74.8)              67.9
          Valuation of investment subsidiary...............         (321.6)           1,399.4           (1,507.9)
          Change in fair value of guaranteed minimum income
            benefit reinsurance contracts..................          (91.0)             120.0                -
          Shareholder dividends paid......................           400.0              500.0            1,700.0
          Changes in non-admitted assets...................          (35.1)             384.2              138.3
          Other, net.......................................           (2.1)             (23.7)               5.4
          GAAP adjustments for Other Discontinued
            Operations.....................................           (2.3)              23.0               (5.1)
                                                            -----------------   ----------------   -----------------
        Net Earnings of the Insurance Group................  $       524.4       $      587.4       $      647.0
                                                            =================   ================   =================

                                      F-49


                                                                                  December 31,
                                                            ---------------------------------------------------------
                                                                  2003               2002                2001
                                                            -----------------   ----------------   ------------------
                                                                                 (In Millions)

        Statutory surplus and capital stock................  $     4,134.7       $    4,091.3       $    5,446.0
        AVR................................................          341.9              189.7              654.4
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        4,476.6            4,281.0            6,100.4
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,483.3)          (1,237.6)          (1,492.8)
          DAC..............................................        6,290.4            5,801.0            5,513.7
          Deferred Federal income taxes....................       (1,729.8)          (1,835.8)          (1,252.2)
          Valuation of investments.........................        2,196.3            1,629.6              635.9
          Valuation of investment subsidiary...............       (1,513.0)          (1,191.4)          (2,590.8)
          Fair value of guaranteed minimum income benefit
            reinsurance contracts..........................           29.0              120.0                -
          Non-admitted assets..............................        1,130.2            1,162.3              778.1
          Issuance of surplus notes........................         (599.6)            (599.6)            (539.4)
          Other, net.......................................           77.7              157.2              536.6



          GAAP adjustments for Other Discontinued
            Operations.....................................         (103.9)            (108.7)            (123.8)
                                                            -----------------   ----------------   ------------------
        Equity of the Insurance Group......................  $     8,770.6       $    8,178.0       $    7,565.7
                                                            =================   ================   ==================


19)     ALLIANCE CHARGE FOR MUTUAL FUND MATTERS AND LEGAL PROCEEDINGS

        On December 18, 2003, Alliance reached terms with the SEC for the resolution of regulatory claims against Alliance with respect to market timing. The SEC accepted an Offer of Settlement submitted by Alliance. Alliance concurrently reached an agreement in principle with the New York Attorney General ("NYAG"), which is subject to final definitive documentation.

        The key provisions of the settlement with the SEC and NYAG are that Alliance must establish a $250 million fund to compensate fund shareholders for the adverse effect of market timing. Of the $250 million fund, $150 million is characterized as disgorgement and $100 million is characterized as a penalty. In addition, the agreement with the NYAG requires a weighted average reduction in fees of 20% on Alliance's U.S. long-term open-end retail funds for a minimum of five years, which commenced January 1, 2004. This reduction in fees is expected to reduce Alliance Capital revenues by approximately $70 million in 2004.

        Alliance recorded pre-tax charges to income of $190 million and a $140 million for the quarters ended September 30, 2003 and December 31, 2003, respectively, or $330 million for the year 2003, to cover restitution, litigation and other costs associated with these investigations and other litigation. The effect of this settlement on the Company's 2003 net earnings after reflecting its impact on incentive compensation, income taxes and minority interest was $90.1 million.


20)     BUSINESS SEGMENT INFORMATION

        The Company's operations consist of Insurance and Investment Services segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual funds, and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Investment Services segment principally includes Alliance. Alliance provides diversified investment management and related services globally to a broad range of clients including: (a) institutional clients, including pension funds, endowment funds and domestic and foreign financial institutions and governments, (b) private clients, including high net worth individuals, trusts and estates, charitable foundations and other entities, by means of separately managed accounts, hedge funds and other investment vehicles, (c) individual investors, principally through a broad line of mutual funds, and (d) institutional investors by means of in-depth research, portfolio strategy, trading and other services. This segment also includes institutional Separate Accounts that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        Intersegment investment advisory and other fees of approximately $103.0 million, $102.2 million and $116.6 million for 2003, 2002 and 2001, respectively, are included in total revenues of the Investment Services segment.

        The following tables reconcile segment revenues and earnings from continuing operations before Federal income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2003               2002               2001
                                                            -----------------   ----------------  ------------------
                                                                                 (In Millions)
       Segment revenues:
       Insurance..........................................   $     4,734.4       $     4,673.4     $     4,763.3
       Investment Services................................         2,738.5             2,744.9           2,994.4
       Consolidation/elimination..........................           (70.4)              (71.3)            (90.0)
                                                            -----------------   ----------------  ------------------
       Total Revenues.....................................   $     7,402.5       $     7,347.0     $     7,667.7
                                                            =================   ================  ==================

       Segment earnings (loss) from continuing operations
          before Federal income taxes
          and minority interest:
       Insurance..........................................   $       631.6       $       437.9     $       707.5
       Investment Services................................           318.6               590.7             585.4
                                                            -----------------   ----------------  ------------------
       Total Earnings from Continuing Operations
          before Federal Income Taxes
          and Minority Interest...........................   $       950.2       $     1,028.6     $     1,292.9
                                                            =================   ================  ==================

                                                                                   December 31,
                                                                  2003                2002               2001
                                                            -----------------   ----------------  ------------------
                                                                                 (In Millions)
       Assets:
       Insurance..........................................   $    98,822.1       $    80,638.7     $    84,572.2
       Investment Services................................        15,410.1            14,160.3          15,808.8
       Consolidation/elimination..........................            33.1                27.3             (94.4)
                                                            -----------------   ----------------  ------------------
       Total Assets.......................................   $   114,265.3       $    94,826.3     $   100,286.6
                                                            =================   ================  ==================

21)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2003 and 2002 are summarized below:

                                                                    Three Months Ended
                                       ------------------------------------------------------------------------------
                                           March 31           June 30           September 30          December 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (In Millions)
        2003
        Total Revenues................  $     1,674.7      $     1,826.8       $    1,857.8         $    2,043.2
                                       =================  =================   ==================   ==================

        Earnings from
          Continuing Operations.......  $        35.7      $       209.7       $      134.8         $      140.8
                                       =================  =================   ==================   ==================

        Net Earnings..................  $        35.7      $       209.8       $      135.5         $      143.4
                                       =================  =================   ==================   ==================

        2002
        Total Revenues................  $     1,883.9      $     2,072.1       $    1,860.9         $    1,530.1
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations..................  $       162.6      $       206.5       $      267.1         $      (21.3)
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       130.4      $       205.1       $      286.5         $      (34.6)
                                       =================  =================   ==================   ==================


22)     ACCOUNTING FOR STOCK-BASED COMPENSATION

        The Holding Company sponsors a stock incentive plan for employees of Equitable Life. Alliance sponsors its own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Stock-based employee compensation expense is not reflected in the statement of earnings as all options granted under those plans had an exercise price equal to the market value of the underlying common stock on the date of the grant. The following table illustrates the effect on net income had compensation expense as related to options awarded under the Company's Stock Incentive Plans been determined based on SFAS No. 123's fair value based method, including the cost of the amendments and modifications made in connection with AXA's acquisition of the minority interest in the Holding Company:

                                                                  2003               2002                 2001
                                                            -----------------   ----------------   -------------------
                                                                                  (In Millions)

        Net income, as reported............................  $       524.4       $      587.4       $      647.0
        Less: total stock-based employee compensation
           expense determined under fair value method for
           all awards, net of Federal income tax benefit...          (35.8)             (36.0)             (22.2)
                                                            -----------------   ----------------   -------------------
        Pro Forma Net Earnings.............................  $       488.6       $      551.4       $      624.8
                                                            =================   ================   ===================

        In conjunction with approval of the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock, generally all outstanding options awarded under the 1997 and 1991 Stock Incentive Plans were amended to become immediately and fully exercisable pursuant to their terms upon expiration of the initial tender offer. In addition, the agreement provided that at the effective time of the merger, the terms of all outstanding options granted under those Plans would be further amended and converted into options of equivalent intrinsic value to acquire a number of AXA ordinary shares in the form of ADRs. Also pursuant to the agreement, holders of non-qualified options were provided with an alternative to elect cancellation of those options at the effective time of the merger in exchange for a cash payment from the Holding Company. For the year ended December 31, 2000, the Company recognized compensation expense of $493.9 million, representing the cost of these Plan amendments and modifications offset by an addition to capital in excess of par value.

        Beginning in 2001, under the 1997 Stock Incentive Plan, the Holding Company can grant AXA ADRs and options to purchase AXA ADRs. The options, which include Incentive Stock Options and Nonstatutory Stock Options, are issued at the fair market value of the AXA ADRs on the date of grant. Generally, one-third of stock options granted vest and become exercisable on each of the first three anniversaries of the date such options were granted. Options are currently exercisable up to 10 years from the date of grant.

        Following completion of the merger of AXA Merger Corp. with and into the Holding Company, certain employees exchanged AXA ADR options for tandem Stock Appreciation Rights and at-the-money AXA ADR options of equivalent intrinsic value. The maximum obligation for the Stock Appreciation Rights is $73.3 million, based upon the underlying price of AXA ADRs at January 2, 2001, the closing date of the aforementioned merger. The Company recorded an increase (reduction) in the Stock Appreciation Rights liability of $12.0 million and $(10.2) million for 2003 and 2002, respectively, reflecting the variable accounting for the Stock Appreciation Rights, based on the change in the market value of AXA ADRs in 2003 and 2002.

        The Black-Scholes option pricing model was used in determining the fair values of option awards used in the pro-forma disclosures above. The option pricing assumptions for 2003, 2002 and 2001 follow:

                                       Holding Company                            Alliance
                           -----------------------------------------   -------------------------------
                               2003           2002         2001          2003      2002       2001
                           -------------  ------------- ------------   -------------------- ----------

        Dividend yield....    2.48%          2.54%         1.52%         6.1%      5.80%      5.80%

        Expected
          volatility......     46%            46%           29%           32%       32%        33%

        Risk-free interest
          rate............    2.72%          4.04%         4.98%         3.0%      4.2%       4.5%

        Expected life
          in years........      5              5             5            7.0       7.0        7.2

        Weighted average
          fair value per
          option at
          grant-date......    $4.39          $6.30         $9.42         $5.96     $5.89      $9.23

        A summary of the activity in the option shares of the Holding Company and Alliance's option plans follows, including information about options outstanding and exercisable at December 31, 2003. Outstanding options at January 2, 2001 to acquire AXA ADRs reflect the conversion of 11.5 million share options of the Holding Company that remained outstanding following the above-described cash settlement made pursuant to the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock. All information presented below as related to options to acquire AXA ADRs gives appropriate effect to AXA's May 2001 four-for-one stock split and the related changes in ADR parity for each Holding Company share option:

                                                       Holding Company                          Alliance
                                             ------------------------------------   ---------------------------------
                                                                    Weighted                            Weighted
                                                                    Average                             Average
                                                  AXA ADRs          Exercise            Units           Exercise
                                               (In Millions)         Price          (In Millions)        Price
                                             ------------------- ----------------   --------------- -----------------


        :
        Balance at January 2, 2001                18.3              $21.65               15.4           $28.73
          Granted........................         17.0              $31.55                2.5           $50.34
          Exercised......................         (2.2)             $11.57               (1.7)          $13.45
          Forfeited......................         (3.1)             $32.02                (.3)          $34.51
                                             -------------------                    ---------------

        Balance at December 31, 2001.....         30.0              $31.55               15.9           $33.58
          Granted........................          6.7              $17.24                2.4           $33.32
          Exercised......................          (.2)             $10.70               (1.4)          $14.83
          Forfeited......................         (1.2)             $27.12                (.5)          $42.99
                                             -------------------                    ---------------

        Balance at December 31, 2002              35.3              $25.14               16.4           $34.92
          Granted.........................         9.1              $12.60                 .1           $35.01
          Exercised.......................        (1.7)              $7.85               (1.2)          $17.26
          Forfeited.......................        (1.8)             $25.16               (1.5)          $43.26
                                             -------------------                    ---------------
        Balance at December 31, 2003              40.9              $23.04               13.8           $35.55
                                             ===================                    ===============

        Information about options outstanding and exercisable at December 31, 2003 follows:

                                            Options Outstanding                            Options Exercisable
                             ---------------------------------------------------   -------------------------------------
                                                   Weighted
                                                    Average         Weighted                               Weighted
              Range of             Number          Remaining        Average             Number              Average
              Exercise          Outstanding       Contractual       Exercise          Exercisable          Exercise
               Prices          (In Millions)     Life (Years)        Price           (In Millions)           Price
        --------------------------------------- ---------------- ---------------   ------------------   ----------------

              AXA ADRs
        ----------------------

          $ 6.325 - $ 9.01            .4               1.86           $ 7.64               .4                $ 7.63
          $10.195 - $15.20          11.8               8.35           $12.73              2.1                $13.23
          $15.995 - $22.84           9.9               6.82           $18.50              6.3                $18.66
          $26.095 - $33.025         13.8               4.63           $30.85              9.6                $30.48
          $36.031                    5.0               5.48           $36.03              5.0                $36.03
                              -----------------                                    ------------------
          $ 6.325 - $36.031         40.9               6.31           $23.04             23.4                $26.52
                              =================                                    ==================


              Alliance
        ----------------------
           $ 8.81 - $18.47           2.6               2.48           $13.19              2.6                $13.19
           $24.84 - $30.25           3.2               5.35           $27.90              2.9                $27.69
           $30.94 - $48.50           4.3               7.76           $40.63              1.8                $44.85
           $50.15 - $50.56           2.0               7.92           $50.25               .8                $50.25
           $51.10 - $58.50           1.7               6.95           $53.77              1.0                $53.76
                              -----------------                                    ------------------
           $ 8.81 - $58.50          13.8               6.13           $35.55              9.1                $31.89
                              =================                                    ==================

        The Company's ownership interest in Alliance will continue to be reduced upon the exercise of unit options granted to certain Alliance employees. Options are exercisable over periods of up to ten years.

        In 1997, Alliance Holding established a long-term incentive compensation plan under which grants are made to key employees for terms established by Alliance Holding at the time of grant. These awards include options, restricted Alliance Holding units and phantom restricted Alliance Holding units, performance awards, other Alliance Holding unit based awards, or any combination thereof. At December 31, 2003, approximately
        13.0 million Alliance Holding units of a maximum 41.0 million units were subject to options granted and 103,262 Alliance Holding units were subject to awards made under this plan.

23)     RELATED PARTY TRANSACTIONS

        Beginning January 1, 2000, the Company reimburses the Holding Company for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to the Holding Company of the benefits provided which totaled $57.6 million and $39.7 million, respectively, for 2003 and 2002.

        The Company paid $639.1 million and $596.6 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2003 and 2002. The Company charged AXA Distribution's subsidiaries $304.4 million and $411.9 million, respectively, for their applicable share of operating expenses for 2003 and 2002, pursuant to the Agreements for Services.

        In September 2001, Equitable Life loaned $400.0 million to AXA Insurance Holding Co. Ltd., a subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.

        Both Equitable Life and Alliance, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements which include technology and professional development arrangements. Payments by Equitable Life and Alliance to AXA under such agreements totaled approximately $16.7 million and $17.9 million in 2003 and 2002, respectively. Payments by AXA and AXA affiliates to Equitable Life under such agreements totaled $32.5 million and $17.6 million in 2003 and 2002, respectively.

        In 2003, Equitable Life entered into a reinsurance agreement with AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an indirect wholly owned subsidiary of the Holding Company, to cede certain term insurance policies written after December 2002. Equitable Life ceded $9.0 million of premiums and $2.8 million of reinsurance reserves to AXA Bermuda in 2003.

        Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by Alliance described below:

                                                                  2003               2002               2001
                                                            -----------------   ----------------  ------------------
                                                                                 (In Millions)

       Investment advisory and services fees..............   $       824.6       $       854.5     $       997.1
       Distribution revenues..............................           436.0               467.5             544.6
       Shareholder servicing fees.........................            82.3                89.7              87.2
       Other revenues.....................................            11.4                10.2              11.0
       Brokerage..........................................             3.6                 7.0               5.7

                      REPORT OF INDEPENDENT AUDITORS ON
                   CONSOLIDATED FINANCIAL STATEMENT SCHEDULES





To the Board of Directors of
The Equitable Life Assurance Society of the United States


Our audits of the consolidated financial statements referred to in our report dated March 9, 2004 appearing on page F-1 of this Annual Report on Form 10-K also included an audit of the financial statement schedules listed in Item 15(a)2 of this Form 10-K. In our opinion, these financial statement schedules present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements.




/s/PricewaterhouseCoopers LLP
New York, New York

March 9, 2004

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2003

                                                                                   Estimated          Carrying
Type of Investment                                              Cost (A)          Fair Value           Value
-------------------                                         -----------------   ----------------   ---------------
                                                                                (In Millions)

Fixed maturities:
   U.S. government, agencies and authorities..............   $       812.3       $      870.5       $      870.5
   State, municipalities and political subdivisions.......           188.2              200.3              200.3
   Foreign governments....................................           248.4              294.0              294.0
   Public utilities.......................................         2,994.1            3,214.1            3,214.1
   All other corporate bonds..............................        21,496.6           22,957.7           22,957.7
   Redeemable preferred stocks............................         1,412.0            1,558.9            1,558.9
                                                            -----------------   ----------------   ---------------
Total fixed maturities....................................        27,151.6           29,095.5           29,095.5
                                                            -----------------   ----------------   ---------------
Equity securities:
  Common stocks:
    Industrial, miscellaneous and all other...............            13.5               13.6               13.6
Mortgage loans on real estate.............................         3,503.1            3,761.7            3,503.1
Real estate...............................................           310.8              XXX                310.8
Real estate acquired in satisfaction of debt..............           275.8              XXX                275.8
Real estate joint ventures................................            69.9              XXX                 69.9
Policy loans..............................................         3,894.3            4,481.9            3,894.3
Other limited partnership interests.......................           775.5              775.5              775.5
Other invested assets.....................................         1,101.6            1,101.6            1,101.6
                                                            -----------------   ----------------   ---------------

Total Investments.........................................   $    37,096.1       $   39,229.8       $   39,040.1
                                                            =================   ================   ===============

(A) Cost for fixed maturities represents original cost, reduced by repayments and writedowns and adjusted for amortization of premiums or accretion of discount; for equity securities, cost represents original cost reduced by writedowns; for other limited partnership interests, cost represents original cost adjusted for equity in earnings and distributions.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                   SCHEDULE II
                         BALANCE SHEETS (PARENT COMPANY)
                           DECEMBER 31, 2003 AND 2002

                                                                                   2003                 2002
                                                                              -----------------    -----------------
                                                                                         (In Millions)

ASSETS
Investment:
  Fixed maturities:
    Available for sale, at estimated fair value (amortized
      cost of $26,874.1 and $24,480.4, respectively)........................  $     28,787.4       $     25,981.9
  Mortgage loans on real estate.............................................         3,503.1              3,746.2
  Equity real estate........................................................           656.4                717.3
  Policy loans..............................................................         3,670.4              3,805.8
  Investments in and loans to affiliates....................................         1,246.9              1,359.3
  Other equity investments..................................................           789.0                720.2
  Other invested assets.....................................................           590.7                892.4
                                                                              -----------------    -----------------
      Total investments.....................................................        39,243.9             37,223.1
Cash and cash equivalents...................................................           402.4                 15.3
Deferred policy acquisition costs...........................................         6,248.6              5,749.8
Amounts due from reinsurers.................................................         1,510.8              1,482.4
Other assets................................................................         2,228.8              2,289.2
Loans to affiliates.........................................................           400.0                413.0
Prepaid pension asset.......................................................           838.3                865.1
Separate Accounts assets....................................................        54,438.1             39,012.1
                                                                              -----------------    -----------------

Total Assets................................................................  $    105,310.9       $     87,050.0
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $     24,907.5       $     22,630.6
Future policy benefits and other policyholders liabilities..................        13,831.4             13,892.5
Short-term and long-term debt...............................................           847.9                847.8
Federal income taxes payable................................................         1,775.9              1,474.2
Other liabilities...........................................................           877.0                922.0
Separate Accounts liabilities...............................................        54,300.6             38,883.8
                                                                              -----------------    -----------------
      Total liabilities.....................................................        96,540.3             78,650.9
                                                                              -----------------    -----------------

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized, issued
  and outstanding...........................................................             2.5                  2.5
Capital in excess of par value..............................................         4,848.2              4,812.8
Retained earnings...........................................................         3,027.1              2,902.7
Accumulated other comprehensive income......................................           892.8                681.1
                                                                              -----------------    -----------------
      Total shareholder's equity............................................         8,770.6              8,399.1
                                                                              -----------------    -----------------

Total Liabilities and Shareholder's Equity..................................  $    105,310.9       $     87,050.0
                                                                              =================    =================


The financial information of The Equitable Life Assurance Society of the United States (Parent Company) should be read in conjunction with the Consolidated Financial Statements and Notes thereto. For information regarding capital in excess of par value refer to Note 1 of Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                   SCHEDULE II
                     STATEMENTS OF EARNINGS (PARENT COMPANY)
                    YEARS ENDED DECEMBER 31, 2003, 2002, 2001



                                                                      2003                2002               2001
                                                                 -----------------   -----------------   ---------------
                                                                                     (In Millions)
REVENUES
Universal life and investment-type product policy fee
  income........................................................  $     1,373.1      $     1,312.3       $     1,337.4
Premiums........................................................          882.8              936.7             1,010.0
Net investment income...........................................        2,338.3            2,321.7             2,301.9
Investment losses, net..........................................          (70.6)            (264.1)             (201.4)
Equity in earnings of subsidiaries .............................           44.3              113.1               134.2
Commissions, fees and other income..............................          163.2              337.6               244.1
                                                                 -----------------   -----------------  ----------------
      Total revenues............................................        4,731.1            4,757.3             4,826.2
                                                                 -----------------   -----------------  ----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.........................................        1,691.0            2,025.7             1,878.9
Interest credited to policyholders' account balances............          946.6              945.5               957.1
Compensation and benefits.......................................          379.1              310.2               371.3
Commissions.....................................................        1,072.4              835.5               825.0
Interest expense................................................           58.8               72.5                71.5
Amortization of deferred policy acquisition costs...............          424.9              292.6               284.0
Capitalization of deferred policy acquisition costs.............         (990.0)            (753.2)             (743.4)
Rent expense....................................................           67.9               66.7                62.8
Amortization and depreciation...................................           98.1               88.0                92.1
Premium taxes...................................................           35.7               36.3                36.9
Other operating costs and expenses..............................          242.7              248.0               159.0
                                                                 -----------------   -----------------  ----------------
      Total benefits and other deductions.......................        4,027.2            4,167.8             3,995.2
                                                                 -----------------   -----------------  ----------------

Earnings from continuing operations before
  Federal income taxes..........................................          703.9              589.5               831.0
Federal income tax (expense) benefit............................         (182.9)              25.4              (224.4)
                                                                 -----------------   -----------------  ----------------
Earnings from continuing operations.............................          521.0              614.9               606.6
Earnings from discontinued operations, net of
   Federal income taxes.........................................            3.4                5.6                43.9
Cumulative effect of accounting changes, net of
   Federal income taxes.........................................            -                (33.1)               (3.5)
                                                                 -----------------   -----------------  ----------------
Net Earnings....................................................  $       524.4      $       587.4       $       647.0
                                                                 =================   =================  ================

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                   SCHEDULE II
                    STATEMENTS OF CASH FLOWS (PARENT COMPANY)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                      2003                2002                2001
                                                                 -----------------   -----------------   ----------------
                                                                                     (In Millions)

Net earnings....................................................  $       524.4      $       587.4       $       647.0
Adjustments to reconcile net earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances..........          946.6              945.5               957.1
  Universal life and investment-type policy fee income..........       (1,373.1)          (1,312.3)           (1,337.4)
  Investment losses net.........................................           70.6              264.1               201.4
  Equity in net earnings of subsidiaries........................          (44.3)            (113.1)             (134.2)
  Dividends from subsidiaries...................................          181.8              213.6             1,289.4
  Change in deferred policy acquisition costs...................         (565.1)            (460.6)             (459.4)
  Change in future policy benefits and other policyholder
    funds.......................................................          (98.7)             216.1               (15.6)
  Change in prepaid pension asset...............................           26.8             (363.0)              (56.7)
  Change in fair value of guaranteed minimum income
      benefit reinsurance contract..............................           91.0             (120.0)                -
  Change in property and equipment..............................          (23.9)             (23.2)             (121.7)
  Change in Federal income tax payable..........................          193.0               93.2               573.9
  Amortization and depreciation.................................           98.1               88.0                92.1
  Other, net....................................................          187.2              118.2                57.9
                                                                 -----------------   -----------------  -----------------

Net cash provided by operating activities.......................          214.4              133.9             1,693.8
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments.....................................        4,180.6            2,973.1             2,429.1
  Sales.........................................................        4,778.7            7,624.4             7,470.3
  Purchases.....................................................      (11,403.4)         (12,609.2)          (11,775.1)
  Increase in loans to discontinued operations..................            2.5               38.1                14.7
  Change in short-term investments..............................          357.0             (570.9)              123.1
  Change in policy loans........................................          135.6               71.5               (52.2)
  Loans to affiliates...........................................            -                  -                (400.0)
  Other, net....................................................          (61.7)              97.5               (60.3)
                                                                 -----------------   -----------------  -----------------

Net cash used by investing activities...........................       (2,010.7)          (2,375.5)           (2,250.4)
                                                                 -----------------   -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits....................................................        5,689.6            4,384.9             3,252.1
    Withdrawals and transfers to Separate Accounts..............       (3,141.6)          (1,995.9)           (2,445.4)
  Net decrease in short-term financings.........................            (.2)               (.2)                (.2)
  Shareholder dividends paid....................................         (400.0)            (500.0)           (1,700.0)
  Other, net....................................................           35.6               59.1               (29.3)
                                                                 -----------------   -----------------  -----------------

Net cash provided (used) by financing activities................        2,183.4            1,947.9              (922.8)
                                                                 -----------------   -----------------  -----------------

Change in cash and cash equivalents.............................          387.1             (293.7)           (1,479.4)

Cash and cash equivalents, beginning of year....................           15.3              309.0             1,788.4
                                                                 -----------------   -----------------  -----------------

Cash and Cash Equivalents, End of Year..........................  $       402.4      $        15.3       $       309.0
                                                                 =================   =================  =================

Supplemental cash flow information
  Interest Paid.................................................  $        43.2      $        43.6       $        43.4
                                                                 =================   =================  =================
  Income Taxes (Refunded) Paid..................................  $       (58.8)     $      (153.6)      $       517.0
                                                                 =================   =================  =================

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                   AT AND FOR THE YEAR ENDED DECEMBER 31, 2003

                                                               Future Policy        Policy
                               Deferred                           Benefits         Charges          (1)
                                Policy       Policyholders'      and Other           and            Net
                             Acquisition        Account        Policyholders'      Premium       Investment
         Segment                Costs           Balance            Funds           Revenue         Income
-------------------------- --------------- ------------------ ----------------- -------------- ---------------
                                                      (In Millions)

Insurance..............     $    6,290.4     $    25,307.7     $   13,934.7      $    2,266.1   $    2,340.8
Investment
  Services.............              -                 -                -                -               16.9
Consolidation/
  elimination..........              -                 -                -                -               29.2
                           --------------- ------------------ ----------------- -------------- ---------------
Total..................     $    6,290.4     $    25,307.7     $   13,934.7      $    2,266.1   $     2,386.9
                           =============== ================== ================= ============== ===============

                                               Amortization
                            Policyholders'      of Deferred          (2)
                             Benefits and         Policy            Other
                               Interest         Acquisition       Operating
         Segment               Credited            Cost            Expense
-------------------------- ----------------- ------------------ ---------------


Insurance..............     $     2,677.9     $      434.6       $       990.3
Investment
  Services.............               -                -               2,419.9
Consolidation/
  elimination..........               -                -                 (70.4)
                           ----------------- ------------------ ---------------
Total..................     $     2,677.9     $      434.6       $     3,339.8
                           ================= ================== ===============



(1) Net investment income is based upon specific identification of portfolios within segments.

(2) Operating expenses are principally incurred directly by a segment.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                   AT AND FOR THE YEAR ENDED DECEMBER 31, 2002

                                                               Future Policy        Policy
                               Deferred                           Benefits         Charges          (1)
                                Policy       Policyholders'      and Other           and            Net
                             Acquisition        Account        Policyholders'      Premium       Investment
         Segment                Costs           Balance            Funds           Revenue         Income
-------------------------- -------------- ------------------- ----------------- -------------- ---------------
                                                      (In Millions)

Insurance..............     $    5,801.0     $    23,037.5     $   13,975.7      $    2,260.7   $    2,331.2
Investment
  Services.............              -                 -                -                -               18.0
Consolidation/
  elimination..........              -                 -                -                -               28.0
                           -------------- ------------------- ----------------- -------------- ---------------
Total..................     $    5,801.0     $    23,037.5     $   13,975.7      $    2,260.7   $     2,377.2
                           ============== =================== ================= ============== ===============

                                                Amortization
                             Policyholders'      of Deferred          (2)
                              Benefits and         Policy            Other
                                Interest         Acquisition       Operating
         Segment                Credited            Cost            Expense
--------------------------  ----------------- ------------------ ---------------


Insurance..............      $     3,008.5     $      296.7       $       930.3
Investment
  Services.............                -                -               2,154.2
Consolidation/
  elimination..........                -                -                 (71.3)
                            ----------------- ------------------ ---------------
Total..................      $     3,008.5     $      296.7       $     3,013.2
                            ================= ================== ===============



(1) Net investment income is based upon specific identification of portfolios within segments.

(2) Operating expenses are principally incurred directly by a segment.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                      FOR THE YEAR ENDED DECEMBER 31, 2001





                                                                    Policy
                                                                   Charges             (1)            Policyholders'
                                                                     and               Net             Benefits and
                                                                   Premium          Investment           Interest
                           Segment                                 Revenue            Income             Credited
--------------------------------------------------------------- ---------------  ----------------- ----------------------
                                                                                   (In Millions)

Insurance...................................................     $   2,362.2      $    2,337.9      $        2,870.5
Investment
  Services..................................................             -                39.9                   -
Consolidation/
  elimination...............................................             -                26.5                   -
                                                                ---------------  ----------------- ----------------------
Total.......................................................     $   2,362.2      $    2,404.3      $        2,870.5
                                                                ===============  ================= ======================

                                                                    Amortization
                                                                     of Deferred              (2)
                                                                       Policy                Other
                                                                     Acquisition           Operating
                                                                        Cost                Expense
                                                                 -------------------- --------------------


Insurance...................................................     $       287.9        $      897.4
Investment
  Services..................................................               -               2,409.0
Consolidation/
  elimination...............................................               -                 (90.0)
                                                                -------------------- --------------------
Total.......................................................     $       287.9        $    3,216.4
                                                                ===================== ====================



(1) Net investment income is based upon specific identification of portfolios within segments.

(2) Operating expenses are principally incurred directly by a segment.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                   SCHEDULE IV
                                 REINSURANCE (A)
           AT AND FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                         Assumed                            Percentage
                                                     Ceded to              from                             of Amount
                                   Gross               Other              Other              Net             Assumed
                                   Amount            Companies          Companies           Amount            to Net
                              -----------------   ----------------   -----------------  ---------------   ---------------
                                                                (Dollars In Millions)

2003
----
Life Insurance In-Force......  $    266,115.8      $   90,031.1       $   41,078.1       $   217,162.8         18.92%
                              =================   ================   =================  ===============

Premiums:
Life insurance and
  annuities..................  $        769.0      $       70.2       $      140.9       $       839.7         16.78%
Accident and health..........           144.8              98.2               12.1                58.7         20.61%
                              -----------------   ----------------   -----------------  ---------------
Total Premiums...............  $        913.8      $      168.4       $      153.0       $       898.4         17.03%
                              =================   ================   =================  ===============

2002
----
Life Insurance In-Force......  $    264,456.6      $   89,413.1       $   42,228.6       $   217,281.1         19.44%
                              =================   ================   =================  ===============

Premiums:
Life insurance and
  annuities..................  $        803.3      $       86.8       $      145.7       $       862.2         16.90%
Accident and health..........           151.3             104.0               35.7                83.0         43.01%
                              -----------------   ----------------   -----------------  ---------------
Total Premiums...............  $        954.6      $      190.8       $      181.4       $       945.2         19.19%
                              =================   ================   =================  ===============

2001
----
Life Insurance In-Force......  $    263,375.6      $   75,190.5       $   42,640.4       $   230,825.5         18.47%
                              =================   ================   =================  ===============

Premiums:
Life insurance and
  annuities..................  $        830.2      $       63.6       $      138.5       $       905.1         15.30%
Accident and health..........           159.8             109.5               64.5               114.8         56.18%
                              -----------------   ----------------   -----------------  ---------------
Total Premiums...............  $        990.0      $      173.1       $      203.0       $     1,019.9         19.90%
                              =================   ================   =================  ===============


(A) Includes amounts related to the discontinued group life and health business.

                                     PART C

                               OTHER INFORMATION
                               -----------------

Item 24. Financial Statements and Exhibits.

         (a) Financial Statements

             1.  Separate Account Nos. 45 and 49:

                 - Report of Independent Auditors - PricewaterhouseCoopers
                   LLP;
                 - Statements of Assets and Liabilities for the Year Ended
                   December 31, 2003;
                 - Statements of Operations for the Year Ended December 31,
                   2003;
                 - Statements of Changes in Net Assets for the Years Ended
                   December 31, 2003 and 2002; and
                 - Notes to Financial Statements.

             2.  The Equitable Life Assurance Society of the United States:

                 - Report of Independent Auditors - PricewaterhouseCoopers
                   LLP;
                 - Consolidated Balance Sheets as of December 31, 2003 and
                   2002;
                 - Consolidated Statements of Earnings for Years Ended
                   December 31, 2003, 2002 and 2001;
                 - Consolidated Statements of Equity for Years Ended December
                   31, 2003, 2002 and 2001;
                 - Consolidated Statements of Cash Flows for Years Ended
                   December 31, 2003, 2002 and 2001; and
                 - Notes to Consolidated Financial Statements.

         (b) Exhibits.

         The following exhibits are filed herewith:

         1. Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, incorporated herein by reference to exhibit(1) to Registration Statement No. 333-05593 on June 10, 1996.

         2.   Not applicable.

         3. (a) Form of Distribution Agreement dated as of January 1, 1998 among The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of certain separate accounts and Equitable Distributors, Inc., incorporated herein by reference to Exhibit 3(b) to Registration Statement no. 333-05593, filed May 1, 1998.

              (b) Form of Sales Agreement among Equitable Distributors, Inc., as Distributor, a Broker-Dealer (to be named) and a General Agent (to be named), incorporated herein by reference to
                   Exhibit 3(b) to Registration Statement No. 333-05593 filed June 7, 1996.

              (c) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement File No. 333-79379 on April 25, 2001.

              (d) Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement File No. 333-79379 on April 25, 2001.

              (e) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

              (f) First Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(i) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

              (g) Second Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(j) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

         4. (a) Form of group annuity contract no. 1050-94IC, incorporated herein by reference to Exhibit 4(a) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (b) Forms of group annuity certificate nos. 94ICA and 94ICB, incorporated herein by reference to Exhibit 4(b) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (c) Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC and data pages nos. 94ICA/BIM and 94ICA/BMVA, incorporated herein by reference to Exhibit 4(c) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (d) Form of Guaranteed Minimum Income Benefit Endorsement to Contract Form No. 10-50-94IC and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(h) to the Registration Statement on Form N-4 (File No. 33-83750), filed April 23, 1996.

              (e) Form of endorsement No. 98ENJONQI to Contract Form No. 1050-94IC and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(n) to Registration Statement No. 333-05593 filed December 31, 1997.

              (f) Form of endorsement No. 98Roth to Contract Form No. 1050-94IC and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(o) to Registration Statement No. 333-05593 filed December 31, 1997.

              (g) Form of Custodial Owned Roth IRA endorsement no. 98COROTH to Contract No. 1050-94IC, incorporated herein by reference to
                   Exhibit 4(p) to Registration Statement No. 333-05593, filed May 1, 1998.

              (h) Form of data pages for Equitable Accumulator Express, previously filed with this Registration Statement, File No. 333-79379, on May 26, 1999.

              (i) Form of data pages for Equitable Accumulator Express TSA variable annuity product, previously filed with this Registration Statement, File No. 333-79379 on Form N-4 on December 28, 1999.

              (j) Form of Endorsement applicable to TSA certificates, incorporated by reference to Exhibit No. 4.(t) to Registration Statement File No. 333-05593 on Form N-4, filed on May 22, 1998.

              (k) Form of Endorsement for Beneficiary Continuation Option Form No. 2000 ENIRAI-IM, applicable to IRA certificates, previously filed with this Registration Statement, File
                   No. 333-05593 on April 25, 2000.

              (l) Form of Endorsement applicable to Roth IRA Contracts, Form No. IM-ROTHBCO-1 previously filed with this Registration Statement File No. 333-79379 on April 25, 2001.

              (m) Revised Form of Endorsement applicable to IRA Certificates, Form No. 2000ENIRAI-IM previously filed with this Registration Statement File No. 333-79379 on April 25, 2001.

              (n) Form of Endorsement applicable to Non-Qualified Certificates, Form No. 99ENNQ-G previously filed with this Registration Statement File No. 333-79379 on April 25, 2001.

              (o) Form of Amendment to Certificate Form No. 94ICB, Form No. 2000 BENE-G previously filed with this Registration Statement File No. 333-79379 on April 25, 2001.

              (p) Form of Endorsement (No. 2001 ENJONQ) applicable to Non-Qualified Certificates previously filed with this Registration Statement File No. 333-79379 on April 25, 2001.

              (q) Form of Endorsement (No. 2002 NQBCO) applicable to non-qualified contract/certificates with beneficiary continuation option, incorporated herein by reference to Exhibit No. 4(a)(c) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

              (r) Form of Guaranteed Minimum Death Benefit Rider (No. 2002 GMDB-6% Rollup), annual ratchet to age 85, incorporated herein by reference to Exhibit No. 4(a)(d) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

              (s) Form of Guaranteed Minimum Death Benefit Rider (No. 2002 GMDB-6% Rollup), [6%] Rollup to age 85, incorporated herein by reference to Exhibit No. 4(a)(e) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

              (t) Form of Guaranteed Minimum Death Benefit Rider (No. 2002 GMDB-6% or AR) greater of [6%] Rollup to Age [85] GMDB or Annual Ratchet to age [85] GMDB, incorporated herein by reference to Exhibit No. 4(a)(f) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

              (u) Form of Guaranteed Minimum Income Benefit Rider (also known as the Living Benefit), (No. 2002 GMIB), incorporated herein by reference to Exhibit No. 4(a)(g) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

              (v) Form of Protection Plus Optional Death Benefit Rider (No. 2002 PPDB), incorporated herein by reference to Exhibit No. 4(a)(h) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

        5. Form of Enrollment Form/Application for Equitable Accumulator Express, previously filed with this Registration Statement, File No. 333-79379, on May 26, 1999.

        6.    (a)  Restated Charter of Equitable, as amended January 1, 1997, incorporated herein by reference to Exhibit 6(a) to Registration Statement No. 333-05593 filed March 6, 1997.

              (b) By-Laws of Equitable, as amended November 21, 1996, incorporated herein by reference to Exhibit 6(b) to Registration Statement No. 333-05593 filed March 6, 1997.

        7. Form of Reinsurance Agreement for Reinsurance Company and The Equitable Life Assurance Society of the United States previously filed with this Registration Statement File No. 333-79379 on April 25, 2001.

        8.    (a)  Form of Participation Agreement among EQ Advisors Trust,
                   Equitable, Equitable Distributors, Inc. and EQ Financial Consultants, Inc., incorporated by reference to the Registration Statement of EQ Advisors Trust on Form N-1A. (File Nos. 333-17217 and 811-07953), filed August 28, 1997.

              (b) Form of Participation Agreement among AXA Premier VIP Trust, Equitable Distributors, Inc., AXA Distributors, LLC, and AXA Advisors, LLC, previously filed with this Registration Statement File No. 333-79379 on December 5, 2001.

        9.    (a)  Opinion and Consent of Mary Joan Hoene, Vice President and
                   Counsel of Equitable Life, as to the legality of the securities being offered, dated July 29, 1999.

              (b) Opinion and Consent of Dodie Kent, Esq., Vice President and Counsel of Equitable, as to the legality of the securities being registered.

        10.   (a)  Consent of PricewaterhouseCoopers LLP.

              (b) Powers of Attorney, incorporated herein by reference to Exhibit No. 7(a) to Registration Statement on Form S-6, File No. 333-17663, filed on April 28, 2000.

              (c) Powers of Attorney incorporated herein by reference to Exhibit No. 27(n)(iii) to the Registration Statement on Form N-6 (File No. 333-103199), filed on April 4, 2003.

              (d)  Powers of Attorney, incorporated herein by reference to
                   Exhibit 10.(a) Registration Statement File No. 2-30070 on Form N-4, filed on April 19, 2004.

        11.   Not applicable.

        12.   Not applicable.

        13.   Not applicable.

Item 25. Directors and Officers of Equitable.


         Set forth below is information regarding the directors and principal officers of Equitable. Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

DIRECTORS

Bruce W. Calvert                            Director
Alliance Capital Management Corporation
1345 Avenue of the Americas
New York, NY 10105

Claus-Michael Dill                          Director
AXA Konzern AG
Gereonsdriesch 9-11
50670 Cologne, Germany

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Joseph L. Dionne                            Director
198 North Wilton Rd.
New Canaan, CT 06840

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Jean-Rene Fourtou                           Director
Vivendi Universal
42, avenue de Friedland
75380 Paris
France

John C. Graves                              Director
Graves Ventures, LLC
130 Fifth Avenue
New York, NY 10011

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Donald J. Greene                            Director
c/o LeBouef, Lamb, Greene & MacRae
125 West 55th Street
New York, NY 10019-4513

Mary R. (Nina) Henderson                    Director
425 East 86th Street
Apt 12-C
New York, NY 10028

W. Edwin Jarmain                            Director
Jarmain Group Inc.
77 King Street West
Toronto, M5K 1K2
Canada

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Christina Johnson                           Director
230 Byram Shore Road
Greenwich, CT 06830

Scott D. Miller                             Director
Hyatt Hotels Corporation
200 West Madison Street
Chicago, IL  60606

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Joseph H. Moglia                            Director
Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Peter J. Tobin                              Director
St. John's University
101 Murray Street
New York, NY 10007


OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*Deanna M. Mulligan                         Executive Vice President

*Jerald E. Hampton                          Executive Vice President

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

*Paul J. Flora                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Edward J. Hayes                            Senior Vice President

*Donald R. Kaplan                           Senior Vice President, Chief
                                            Compliance Officer and Associate
                                            General Counsel

*William I. Levine                          Executive Vice President and
                                            Chief Information Officer

*Peter D. Noris                             Executive Vice President and Chief
                                            Investment Officer

*Anthony C. Pasquale                        Senior Vice President

*Pauline Sherman                            Senior Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Senior Vice President and Actuary

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Separate Account No. 49 of The Equitable Life Assurance Society of the United States (the "Separate Account") is a separate account of Equitable. Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").

         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                                    AXA GROUP

                   CONSOLIDATED COMPANIES AS AT JUNE 30, 2000

     ACTIVITY           COUNTRY             CONSOLIDATED COMPANY                         SHAREHOLDERS                      OWNERSHIP

FINANCIAL SERVICES     AUSTRALIA        NATIONAL MUTUAL FUND MANAGEMENT         AXA ASIA PACIFIC HOLDINGS LIMITED            100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          AXA INVESTMENT MANAGERS BRUSSELS        AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          AXA BANK BELGIUM                        AXA HOLDINGS BELGIUM                         100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          IPPA VASTGOED                           AXA HOLDINGS BELGIUM                         100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          ROYALE BELGE INVESTISSEMENT             AXA ROYALE BELGE NON VIE                      33.03
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          ROYALE BELGE INVESTISSEMENT             AXA ROYALE BELGE                              66.97
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          AXA REAL ESTATE INVESTMENT MANAGERS     AXA BANK BELGIUM                               0.10
   & REAL ESTATE                          BENELUX
FINANCIAL SERVICES     BELGIUM          AXA REAL ESTATE INVESTMENT MANAGERS     AXA REAL ESTATE INVESTMENT MANAGERS SA        99.90
   & REAL ESTATE                          BENELUX
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA ROYALE BELGE NON VIE                       1.75
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA ROYALE BELGE                               2.15
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA                                           47.31
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA CORPORATE SOLUTIONS                        0.75
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA ASSURANCES IARD                           14.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA KONZERN AG                                 6.84
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 DIRECT ASSURANCES IARD                         0.19
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA LEVEN NV                                   1.95
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 NATIONAL MUTUAL FUND MANAGEMENT                3.77
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA UK PLC                                    17.05
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA COURTAGE IARD                              0.84
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA FRANCE FINANCE                      AXA CONSEIL VIE                               50.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA FRANCE FINANCE                      AXA ASSURANCES VIE                            50.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA GESTION FCP                         AXA INVESTMENT MANAGERS PARIS                 99.99
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS PRIVATE EQUITY  AXA INVESTMENT MANAGERS PRIVATE EQUITY       100.00
   & REAL ESTATE                          EUROPE SA
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS PRIVATE EQUITY  AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA MULTI MANAGER FRANCE                AXA INVESTMENT MANAGERS                        0.01
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA MULTI MANAGER FRANCE                AXA MULTIMANAGER LIMITED                      99.93
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS PARIS           AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA CREDIT                              COMPAGNIE FINANCIERE DE PARIS                 65.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        AXA ASSURANCES IARD                           21.19
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        SOCIETE BEAUJON                                0.92
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        COMPAGNIE FINANCIERE DE PARIS                 51.07
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        JOUR FINANCE                                  20.63
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        AXA COURTAGE IARD                              2.53
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA BANQUE                              COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           BANQUE DE MARCHES ET D'ARBITRAGE        AXA                                           19.51
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           BANQUE DE MARCHES ET D'ARBITRAGE        AXA COURTAGE IARD                              8.20
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COMPAGNIE FINANCIERE DE PARIS           AXA                                          100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           CFP - CREDIT                            COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA ASSET MANAGEMENT CONSULTANT         AXA INVESTMENT MANAGERS                       99.95
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA GESTION INTERESSEMENT               AXA INVESTMENT MANAGERS PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           BANQUE DES TUILERIES                    COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS FUNDS           AXA INVESTMENT MANAGERS                       98.84
   & REAL ESTATE                          MANAGEMENT
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS FUNDS           AXA INVESTMENT MANAGERS PARIS                  1.16
   & REAL ESTATE                          MANAGEMENT
FINANCIAL SERVICES     FRANCE           AXA ASSET MANAGEMENT PRIVATE EQUITY     AXA INVESTMENT MANAGERS PRIVATE               50.48
   & REAL ESTATE                                                                  EQUITY EUROPE SA
FINANCIAL SERVICES     FRANCE           AXA REAL ESTATE MANAGEMENT INVESTMENT   AXA REAL ESTATE INVESTMENT MANAGERS SA        99.96
   & REAL ESTATE                          MANAGERS
FINANCIAL SERVICES     FRANCE           AXA REAL ESTATE INVESTMENT MANAGERS SA  AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           SOFAPI                                  COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           HOLDING SOFFIM                          COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           SOFINAD                                 COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA ASSET MANAGEMENT DEUTSCHLAND        AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE                          GMBH
FINANCIAL SERVICES     GERMANY          AXA INVESTMENT MANAGERS DEUTSCHLAND     AXA INVESTMENT MANAGERS                       85.00
   & REAL ESTATE                          GMBH
FINANCIAL SERVICES     GERMANY          AXA TRUST GMBH                          SUN LIFE DEUTSCHLAND LIMITED                 100.00
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA VORSORGEBANK                        AXA KONZERN AG                               100.00
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA REAL ESTATE MANAGEMENT              AXA VERSICHERUNG                              14.00
   & REAL ESTATE                          DEUTSCHLAND
FINANCIAL SERVICES     GERMANY          AXA REAL ESTATE MANAGEMENT              AXA REAL ESTATE INVESTMENT MANAGERS SA        86.00
   & REAL ESTATE                          DEUTSCHLAND
FINANCIAL SERVICES     GERMANY          AXA BAUSPARKASSE AG                     AXA KONZERN AG                                66.67
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA BAUSPARKASSE AG                     AXA LEBEN                                     33.01
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA ASSET MANAGEMENT LTD                AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS GS              AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS LIMITED         AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA MULTIMANAGER LIMITED                AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA REAL ESTATE INVESTMENT              AXA REAL ESTATE INVESTMENT MANAGERS SA       100.00
   & REAL ESTATE                          MANAGERS LTD
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS UK              AXA INVESTMENT MANAGERS                       66.67
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS UK              AXA ASSET MANAGEMENT LTD                      33.33
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE DEUTSCHLAND LIMITED            AXA ASSET MANAGEMENT LTD                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE GLOBAL MANAGEMENT LIMITED      AXA ASSET MANAGEMENT LTD                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE GLOBAL SERVICES LIMITED        AXA ASSET MANAGEMENT LTD                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE MANAGEMENT LIMITED             SUN LIFE GLOBAL MANAGEMENT LIMITED           100.00
   & REAL ESTATE                          ISLE OF MAN
FINANCIAL SERVICES     HONG KONG        AXA INVESTMENT MANAGERS HK SAR         AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     HONG KONG        AXA INVESTMENT MANAGERS HONG KONG       AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     HUNGARY          AXA BIZTOSITO PENSION FUND              AXA KONZERN AG (Austria)                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     ITALY            AXA INVESTMENT MANAGERS ITALIA          AXA INVESTMENT MANAGERS                       99.00
   & REAL ESTATE
FINANCIAL SERVICES     ITALY            AXA INVESTMENT MANAGERS ITALIA          AXA ASSICURAZIONI                              1.00
   & REAL ESTATE
FINANCIAL SERVICES     ITALY            AXA REAL ESTATE INVESTMENT MANAGERS     AXA REAL ESTATE INVESTMENT MANAGERS SA       100.00
   & REAL ESTATE                          ITALIA
FINANCIAL SERVICES     JAPAN            AXA INVESTMENT MANAGERS TOKYO           AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     SPAIN            AXA REAL ESTATE INVESTMENT MANAGERS     AXA REAL ESTATE INVESTMENT MANAGERS SA       100.00
   & REAL ESTATE                          IBERICA
FINANCIAL SERVICES     THE NETHERLANDS  AXA INVESTMENT MANAGERS DEN HAAG        AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA GLOBAL STRUCTURED PRODUCT           AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS HOLDINGS INC.   AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS NEW YORK        AXA INVESTMENT MANAGERS ROSE                 100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS PRIVATE         AXA INVESTMENT MANAGERS PRIVATE EQUITY       100.00
   & REAL ESTATE                          EQUITY F
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS ROSE            AXA INVESTMENT MANAGERS                       90.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS ROSE            AXA INVESTMENT MANAGERS HOLDING INC.          10.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA ROSENBERG LLC                       AXA INVESTMENT MANAGERS ROSE                  50.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    ALLIANCE CAPITAL MANAGEMENT CORP.       THE EQUITABLE LIFE ASSURANCE SOCIETY          74.91
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    ALLIANCE CAPITAL MANAGEMENT CORP.       AXA FINANCIAL INC.                            25.09
   & REAL ESTATE
HOLDINGS & MISC.       AUSTRALIA        AXA ASIA PACIFIC HOLDINGS LIMITED       AXA EQUITY & LAW LIFE ASSURANCE SOCIETY        8.90
   BUSINESSES
HOLDINGS & MISC.       AUSTRALIA        AXA ASIA PACIFIC HOLDINGS LIMITED       AXA                                           42.10
   BUSINESSES
HOLDINGS & MISC.       AUSTRIA          AXA KONZERN AG (Austria)                AXA LEBEN                                     10.05
   BUSINESSES
HOLDINGS & MISC.       AUSTRIA          AXA KONZERN AG (Austria)                AXA VERSICHERUNG                              89.95
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          ROYALE BELGE INTERNATIONAL              ROYALE BELGE INVESTISSEMENT                  100.00
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    AXA CORPORATE SOLUTION ASSURANCE               6.21
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    AXA                                           84.28
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    AXA COURTAGE IARD                              5.41
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    VINCI BV                                       4.07
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA CHINA                               AXA CHINA REGION LIMITED                      49.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA CHINA                               AXA                                           51.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA PARTICIPATION II                    AXA                                          100.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA INVESTMENT MANAGERS                        2.33
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA INSURANCE HOLDING JAPAN                    4.21
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA ROYALE BELGE NON VIE                       3.45
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA ROYALE BELGE                               4.24
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA                                           20.17
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA CORPORATE SOLUTIONS                        3.27
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA KONZERN AG                                14.28
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA FRANCE ASSURANCE                          20.03
   BUSINESSES
HOLDINGS & MISC.       FRANCE           SOCIETE BEAUJON                         AXA                                           99.77
   BUSINESSES
HOLDINGS & MISC.       FRANCE           SOCIETE BEAUJON                         AXA ASSURANCES IARD                            0.22
   BUSINESSES
HOLDINGS & MISC.       FRANCE           COLISEE EXCELLENCE                      AXA PARTICIPATION II                         100.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           JOUR FINANCE                            AXA CONSEIL VIE                               60.47
   BUSINESSES
HOLDINGS & MISC.       FRANCE           JOUR FINANCE                            AXA ASSURANCES IARD                           39.53
   BUSINESSES
HOLDINGS & MISC.       FRANCE           MOFIPAR                                 AXA                                          100.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA FRANCE ASSURANCE                    AXA                                          100.00
   BUSINESSES
HOLDINGS & MISC.       GERMANY          AXA KONZERN AG                          AXA                                           25.49
   BUSINESSES
HOLDINGS & MISC.       GERMANY          AXA KONZERN AG                          KOLNISCHE VERWALTUNGS                         25.63
   BUSINESSES
HOLDINGS & MISC.       GERMANY          AXA KONZERN AG                          VINCI BV                                      39.73
   BUSINESSES
HOLDINGS & MISC.       GERMANY          GRE CONTINENTAL EUROPE HOLDING GMBH     AXA KONZERN AG                               100.00
   BUSINESSES
HOLDINGS & MISC.       GERMANY          KOLNISCHE VERWALTUNGS                   AXA                                            8.83
   BUSINESSES
HOLDINGS & MISC.       GERMANY          KOLNISCHE VERWALTUNGS                   AXA KONZERN AG                                23.02
   BUSINESSES
HOLDINGS & MISC.       GERMANY          KOLNISCHE VERWALTUNGS                   VINCI BV                                      67.72
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    AXA EQUITY & LAW PLC                    AXA                                           99.94
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    GUARDIAN ROYAL EXCHANGE PLC             AXA UK PLC                                   100.00
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    AXA UK PLC                              AXA EQUITY & LAW PLC                          21.70
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    AXA UK PLC                              AXA                                           78.30
   BUSINESSES
HOLDINGS & MISC.       ITALY            AXA ITALIA S.P.A                        AXA CONSEIL VIE                                1.76
   BUSINESSES
HOLDINGS & MISC.       ITALY            AXA ITALIA S.P.A                        AXA                                           98.24
   BUSINESSES
HOLDINGS & MISC.       JAPAN            AXA INSURANCE HOLDING JAPAN             AXA                                           96.42
   BUSINESSES


     ACTIVITY                COUNTRY               CONSOLIDATED COMPANY                  SHAREHOLDERS                      OWNERSHIP

HOLDINGS & MISC.          LUXEMBOURG          AXA LUXEMBOURG SA                    AXA HOLDINGS BELGIUM                      100.00
   BUSINESSES
HOLDINGS & MISC.          MOROCCO             AXA ONA                              AXA                                        51.00
   BUSINESSES
HOLDINGS & MISC.          SINGAPORE           AXA INSURANCE INVESTMENT HOLDING     AXA                                       100.00
   BUSINESSES
HOLDINGS & MISC.          SPAIN               AXA AURORA                           AXA                                       100.00
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     GELDERLAND                           AXA HOLDINGS BELGIUM                      100.00
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     AXA ROYALE BELGE NON VIE                   17.29
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     AXA ROYALE BELGE                           21.24
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     GELDERLAND                                 38.94
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     ROYALE BELGE INTERNATIONAL                 12.77
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     AXA HOLDINGS BELGIUM                        4.11
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA VERZEKERINGEN                    AXA NEDERLAND BV                          100.00
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     VINCI BV                             AXA                                       100.00
   BUSINESSES
HOLDINGS & MISC.          TURKEY              AXA OYAK HOLDING AS                  AXA                                        50.00
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA EQUITY & LAW LIFE ASSURANCE SOCIETY     4.09
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA                                        92.48
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA CORPORATE SOLUTIONS                     2.95
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   SOCIETE BEAUJON                             0.44
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA CORPORATE SOLUTIONS REINSURANCE CY      0.03
   BUSINESSES
INSURANCE & REINSURANCE   AUSTRALIA           AUSTRALIAN CASUALTY INSURANCE        AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
                                                PTY LTD
INSURANCE & REINSURANCE   AUSTRALIA           NATIONAL MUTUAL HEALTH INSUR PY      AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
                                                LIMITED
INSURANCE & REINSURANCE   AUSTRALIA           NATIONAL MUTUAL INTERNATIONAL        AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
INSURANCE & REINSURANCE   AUSTRALIA           NATIONAL MUTUAL FINANCIAL SERVICES   AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
INSURANCE & REINSURANCE   AUSTRIA             AXA VERSICHERUNG                     AXA KONZERN AG (Austria)                  100.00
INSURANCE & REINSURANCE   AUSTRIA             AXA LEBEN                            AXA KONZERN AG (Austria)                  100.00
INSURANCE & REINSURANCE   BELGIUM             AXA ROYALE BELGE                     AXA HOLDINGS BELGIUM                       99.58
INSURANCE & REINSURANCE   BELGIUM             AXA ROYALE BELGE                     UAB                                         0.42
INSURANCE & REINSURANCE   BELGIUM             ARDENNE PREVOYANTE                   AXA ROYALE BELGE NON VIE                    0.05
INSURANCE & REINSURANCE   BELGIUM             ARDENNE PREVOYANTE                   AXA HOLDINGS BELGIUM                       99.95
INSURANCE & REINSURANCE   BELGIUM             ASSURANCES LA POSTE                  AXA HOLDINGS BELGIUM                       50.00
INSURANCE & REINSURANCE   BELGIUM             ASSURANCES LA POSTE VIE              AXA HOLDINGS BELGIUM                       50.00
INSURANCE & REINSURANCE   BELGIUM             UAB NON VIE                          AXA HOLDINGS BELGIUM                      100.OO
INSURANCE & REINSURANCE   CANADA              AXA CS ASSURANCE CANADA              AXA CORPORATE SOLUTION ASSURANCE          100.00
INSURANCE & REINSURANCE   CANADA              AXA CANADA                           AXA                                       100.00
INSURANCE & REINSURANCE   CHINA               AXA MINMETALS ASSURANCE CO LTD       AXA CHINA                                  51.00
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTION ASSURANCE     AXA CORPORATE SOLUTIONS                    98.49
INSURANCE & REINSURANCE   FRANCE              AXA CONSEIL VIE                      AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              ARGOVIE                              AXA COLLECTIVES                            94.03
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA                                        94.97
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA ASSURANCES IARD                         2.72
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA FRANCE ASSURANCE                        0.10
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA COURTAGE IARD                           2.20
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA COLLECTIVES                             0.02
INSURANCE & REINSURANCE   FRANCE              AXA ASSURANCES IARD                  AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              AXA RE FINANCE                       AXA CORPORATE SOLUTIONS                    65.83
INSURANCE & REINSURANCE   FRANCE              AXA RE FINANCE                       AXA CESSIONS                               13.17
INSURANCE & REINSURANCE   FRANCE              AXA ASSURANCES VIE                   AXA FRANCE ASSURANCE                       88.87
INSURANCE & REINSURANCE   FRANCE              AXA ASSURANCES VIE                   AXA COLLECTIVES                            11.13
INSURANCE & REINSURANCE   FRANCE              C.G.R.M. MONTE-CARLO                 AXA CORPORATE SOLUTIONS                    99.99
INSURANCE & REINSURANCE   FRANCE              JURIDICA                             AXA FRANCE ASSURANCE                       98.51
INSURANCE & REINSURANCE   FRANCE              DIRECT ASSURANCES IARD               AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              DIRECT ASSURANCES VIE                AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              NATIO ASSURANCES                     AXA ASSURANCES IARD                        50.00
INSURANCE & REINSURANCE   FRANCE              NSM VIE                              AXA ASSURANCES IARD                         0.16
INSURANCE & REINSURANCE   FRANCE              NSM VIE                              AXA FRANCE ASSURANCE                       39.91
INSURANCE & REINSURANCE   FRANCE              AXA ASSISTANCE                       AXA                                       100.00
INSURANCE & REINSURANCE   FRANCE              SPS RE                               AXA CORPORATE SOLUTIONS                    69.94
INSURANCE & REINSURANCE   FRANCE              AXA CESSIONS                         AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   FRANCE              SAINT GEORGES RE                     AXA                                       100.00
INSURANCE & REINSURANCE   FRANCE              AXA CONSEIL IARD                     AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              AXA COURTAGE IARD                    AXA FRANCE ASSURANCE                       99.65
INSURANCE & REINSURANCE   FRANCE              AXA COLLECTIVES                      AXA ASSURANCES IARD                         3.69
INSURANCE & REINSURANCE   FRANCE              AXA COLLECTIVES                      AXA FRANCE ASSURANCE                       95.71
INSURANCE & REINSURANCE   GERMANY             AXA LEBEN                            AXA KONZERN AG                             47.81
INSURANCE & REINSURANCE   GERMANY             AXA LEBEN                            AXA VERSICHERUNG                           52.19
INSURANCE & REINSURANCE   GERMANY             AXA VERSICHERUNG                     AXA KONZERN AG                             74.41
INSURANCE & REINSURANCE   GERMANY             AXA VERSICHERUNG                     GRE CONTINENTAL EUROPE HOLDING GMBH        25.59
INSURANCE & REINSURANCE   GERMANY             AXA KRANKEN VERSICHERUNG             AXA KONZERN AG                             52.69
INSURANCE & REINSURANCE   GERMANY             AXA KRANKEN VERSICHERUNG             AXA LEBEN                                  46.71
INSURANCE & REINSURANCE   GERMANY             AXA ART                              AXA KONZERN AG                            100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       ACS ASSURANCE UK BRANCH              AXA CORPORATE SOLUTION ASSURANCE          100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA EQUITY & LAW LIFE ASSURANCE      AXA SUN LIFE                              100.00
                                                SOCIETY
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA INSURANCE UK                     GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA SUN LIFE                         AXA UK PLC                                100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA UK HOLDING PLC                   AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       E_BUSINESS AXA UK                    AXA UK PLC                                100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       THE ROYAL EXCHANGE ASSURANCE PLC     GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA GLOBAL RISKS (U.K.) LTD          AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA UK                               AXA                                       100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       PPP GROUP PLC                        GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA PPP HEALTHCARE LTD               AXA INSURANCE UK                          100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       PPP LIFETIMECARE                     GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA REINSURANCE UK PLC               AXA UK HOLDING PLC                        100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       ENGLISH & SCOTTISH                   AXA UK                                    100.00
INSURANCE & REINSURANCE   HONG KONG           AXA CHINA REGION LIMITED             NATIONAL MUTUAL INTERNATIONAL             100.00
INSURANCE & REINSURANCE   HONG KONG           AXA INSURANCE HONG-KONG              AXA                                        17.50
INSURANCE & REINSURANCE   HONG KONG           AXA INSURANCE HONG-KONG              AXA INSURANCE INVESTMENT HOLDING           82.50
INSURANCE & REINSURANCE   HONG KONG           AXA GENERAL INSURANCE HK             AXA                                       100.00
INSURANCE & REINSURANCE   HUNGARY             AXA BIZTOSITO                        AXA KONZERN AG (AUSTRIA)                  100.00
INSURANCE & REINSURANCE   IRELAND             GUARDIAN PMPA GROUP LTD              GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   ITALY               AXA INTERLIFE                        AXA ITALIA S.P.A                          100.00
INSURANCE & REINSURANCE   ITALY               AXA ASSICURAZIONI                    AXA ITALIA S.P.A                           98.12
INSURANCE & REINSURANCE   ITALY               AXA ASSICURAZIONI                    AXA COLLECTIVES                             1.88
INSURANCE & REINSURANCE   ITALY               UAP VITA                             AXA ITALIA S.P.A                          100.00
INSURANCE & REINSURANCE   JAPAN               AXA GROUP LIFE JAPAN                 AXA INSURANCE HOLDING JAPAN               100.00
INSURANCE & REINSURANCE   JAPAN               AXA LIFE JAPAN                       AXA INSURANCE HOLDING JAPAN               100.00
INSURANCE & REINSURANCE   JAPAN               AXA NON LIFE INSURANCE CO LTD        AXA                                       100.00
INSURANCE & REINSURANCE   LUXEMBOURG          AXA ASSURANCE LUXEMBOURG             AXA LUXEMBOURG SA                         100.00
INSURANCE & REINSURANCE   LUXEMBOURG          AXA ASSURANCE. VIE LUXEMBOURG        AXA LUXEMBOURG SA                         100.00
INSURANCE & REINSURANCE   LUXEMBOURG          CREALUX                              AXA HOLDINGS BELGIUM                      100.00
INSURANCE & REINSURANCE   LUXEMBOURG          FUTUR RE                             AXA CORPORATE SOLUTION ASSURANCE          100.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA INSURANCE UK                           20.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA PORTUGAL COMPANHIA DE SEGUROS           5.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA VERSICHERUNG                           20.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA ASSICURAZIONI                           5.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA AURORA IBERICA                         10.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            ROYALE BELGE INVESTISSEMENT                20.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            SAINT GEORGES RE                           20.00
INSURANCE & REINSURANCE   MOROCCO             AXA ASSURANCE MAROC                  AXA ONA                                    99.99
INSURANCE & REINSURANCE   MOROCCO             EPARGNE CROISSANCE                   AXA ASSURANCE MAROC                        99.59
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA CORPORATE SOLUTION ASSURANCE            9.07
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA PORTUGAL SEGUROS VIDA                   2.15
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA CONSEIL VIE                             5.37
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA                                        83.02
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA CONSEIL VIE                            87.63
                                                DE VIDA SA
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA                                         7.46
                                                DE VIDA SA
INSURANCE & REINSURANCE   SINGAPORE           AXA INSURANCE SINGAPORE              AXA                                        25.77
INSURANCE & REINSURANCE   SINGAPORE           AXA INSURANCE SINGAPORE              AXA INSURANCE INVESTMENT HOLDING           74.23
INSURANCE & REINSURANCE   SINGAPORE           AXA LIFE SINGAPOUR                   NATIONAL MUTUAL INTERNATIONAL             100.00
INSURANCE & REINSURANCE   SINGAPORE           AXA CORPORATE SOLUTIONS. ASIA        AXA CORPORATE SOLUTIONS                   100.00
                                                PACIFIC PRIVATE LTD
INSURANCE & REINSURANCE   SPAIN               AXA AURORA VIDA DE SEGUROS Y         AXA AURORA                                 99.68
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               AYUDA LEGAL SA DE SEGUROS Y          AXA AURORA VIDA                            12.00
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               AYUDA LEGAL SA DE SEGUROS Y          AXA AURORA IBERICA                         88.00
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               HILO DIRECT SA DE SEGUROS Y          AXA AURORA                                 50.00
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               AXA AURORA IBERICA                   AXA AURORA                                 99.68

     ACTIVITY                COUNTRY                 CONSOLIDATED COMPANY            SHAREHOLDERS                          OWNERSHIP

INSURANCE & REINSURANCE   SWITZERLAND       AXA COMPAGNIE D'ASSURANCES             AXA                                        99.95
INSURANCE & REINSURANCE   SWITZERLAND       AXA COMPAGNIE D'ASSURANCE SUR LA VIE   AXA                                        94.99
INSURANCE & REINSURANCE   SWITZERLAND       AXA COMPAGNIE D'ASSURANCE SUR LA VIE   AXA COMPAGNIE D'ASSURANCES                  5.00
INSURANCE & REINSURANCE   THE NETHERLANDS   AXA LEVEN NV                           AXA VERZEKERINGEN                         100.00
INSURANCE & REINSURANCE   THE NETHERLANDS   UNIROBE GROEP                          AXA NEDERLAND BV                          100.00
INSURANCE & REINSURANCE   THE NETHERLANDS   AXA SCHADE                             AXA VERZEKERINGEN                         100.00
INSURANCE & REINSURANCE   THE NETHERLANDS   AXA ZORG NV                            AXA VERZEKERINGEN                         100.00
INSURANCE & REINSURANCE   TURKEY            AXA OYAK HAYAT SIGORTA                 AXA OYAK HOLDING AS                       100.00
INSURANCE & REINSURANCE   TURKEY            AXA OYAK SIGORTA                       AXA OYAK HOLDING AS                        70.92
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTION INSURANCE CO    AXA CORPORATE SOLUTIONS REINSURANCE       100.00
                                                                                     CY
INSURANCE & REINSURANCE   UNITED STATES     AXA CORP. SOLUTIONS PROPERTY           AXA CORPORATE SOLUTIONS REINSURANCE       100.00
                                              & CASUALTY                             CY
INSURANCE & REINSURANCE   UNITED STATES     AXA AMERICA CORPORATE SOLUTIONS, INC   AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   UNITED STATES     THE EQUITABLE LIFE ASSURANCE SOCIETY   AXA FINANCIAL INC.                        100.00
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTIONS REINSURANCE    AXA AMERICA CORPORATE SOLUTIONS, INC      100.00
                                              CY
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTIONS AMERICA INS.   AXA CORPORATE SOLUTIONS PROPERTY          100.00
                                              CY                                     & CASUALTY
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTIONS LIFE           AXA CORPORATE SOLUTIONS REINSURANCE CY    100.00
                                              REINSURANCE COMPANY

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2003               03/29/04
        LAST UPDATED: 9/30/03

                                                                                               State of       State of
                                                                                 Type of      Incorp. or     Principal     Federal
                                                                                Subsidiary     Domicile      Operation    Tax ID #
                                                                                ----------     --------      ---------    --------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                           DE             NY      13-3623351
     Frontier Trust Company, FSB  (Note 7)                                                        ND             ND      45-0373941
     AXA Financial Services, LLC   (Note 2)                                                       DE             NY      52-2197822
        AXA Distribution Holding Corporation  (Note 2)                                            DE             NY      13-4078005
           AXA Advisors, LLC     (Note 5)                                                         DE             NY      13-4071393
           AXA Network, LLC     (Note 6)                                        Operating         DE             NY      06-1555494
              AXA Network of Alabama, LLC                                       Operating         AL             AL      06-1562392
              AXA Network of Connecticut, Maine and New York, LLC               Operating         DE             NY      13-4085852
              AXA Network Insurance Agency of Massachusetts, LLC                Operating         MA             MA      04-3491734
              AXA Network of Nevada, Inc.                                       Operating         NV             NV      13-3389068
              AXA Network of Puerto Rico, Inc.                                  Operating        P.R.           P.R.     66-0577477
              AXA Network Insurance Agency of of Texas, Inc.                    Operating         TX             TX      75-2529724
           Paramount Planners, LLC                                              Operating         DE             NY      06-1602479
        The Equitable Life Assurance Society of the United States  (Note 2)  *  Insurance         NY             NY      13-5570651
           The Equitable of Colorado, Inc. *                                    Insurance         CO             CO      13-3198083
           Equitable Deal Flow Fund, L.P.                                       Investment        DE             NY      13-3385076
              Equitable Managed Assets, L.P.                                    Investment        DE             NY      13-3385080
           Real Estate Partnership Equities (various)                           Investment        **                          -
           Equitable Holdings, LLC  (Notes 3 & 4)                                  HCO            NY             NY      22-2766036
              See Attached Listing A
           ACMC, Inc.     (Note 4)                                                 HCO            DE             NY      13-2677213
           Wil-Gro, Inc                                                         Investment        PA             PA      23-2702404
           STCS, Inc.                                                           Investment        DE             NY      13-3761592
           Fox Run, Inc.                                                        Investment        MA             NY      23-2762596
           FTM Corp.                                                            Investment        MD             MD      13-3778225
           EVSA, Inc.                                                           Investment        DE             PA      23-2671508
           Equitable Rowes Wharf, Inc.                                          Investment        MA             MA      04-3272826
           Prime Property Funding II, Inc.                                      Operating         DE             NY      13-3961599
           Sarasota Prime Hotels, LLC                                           Investment        FL             GA      58-2330533
           ECLL, Inc.                                                           Investment        MI             GA      58-2377569

                                                                                              Parent's
                                                                               Number of      Percent of
                                                                                Shares        Ownership      Comments
                                                                                Owned        or Control     (e.g., Basis of Control)
                                                                                -----        ----------     ------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **
     Frontier Trust Company, FSB  (Note 7)                                          1,000       100.00%
     AXA Financial Services, LLC   (Note 2)                                             -       100.00%
        AXA Distribution Holding Corporation  (Note 2)                              1,000       100.00%
           AXA Advisors, LLC     (Note 5)                                               -       100.00%
           AXA Network, LLC     (Note 6)                                                -       100.00%
              AXA Network of Alabama, LLC                                               -       100.00%
              AXA Network of Connecticut, Maine and New York, LLC                       -       100.00%
              AXA Network Insurance Agency of Massachusetts, LLC                        -       100.00%
              AXA Network of Nevada, Inc.                                                       100.00%
              AXA Network of Puerto Rico, Inc.                                                  100.00%
              AXA Network Insurance Agency of of Texas, Inc.                        1,050       100.00%
           Paramount Planners, LLC                                                      -       100.00%
        The Equitable Life Assurance Society of the United States  (Note 2)  *  2,000,000       100.00%       NAIC # 62944
           The Equitable of Colorado, Inc. *                                    1,000,000       100.00%       NAIC # 62880
           Equitable Deal Flow Fund, L.P.                                               -             -       G.P & L.P.
              Equitable Managed Assets, L.P.                                            -             -       G.P.
           Real Estate Partnership Equities (various)                                   -             -       **
           Equitable Holdings, LLC  (Notes 3 & 4)                                       -       100.00%
              See Attached Listing A
           ACMC, Inc.     (Note 4)                                              5,000,000       100.00%
           Wil-Gro, Inc                                                             1,000       100.00%
           STCS, Inc.                                                               1,000       100.00%
           Fox Run, Inc.                                                            1,000       100.00%
           FTM Corp.                                                                1,000       100.00%
           EVSA, Inc.                                                                  50       100.00%
           Equitable Rowes Wharf, Inc.                                              1,000       100.00%
           Prime Property Funding II, Inc.                                                      100.00%
           Sarasota Prime Hotels, LLC                                                   -       100.00%
           ECLL, Inc.                                                                           100.00%

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2003               03/29/04

*    Affiliated Insurer

** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

***  All subsidiaries are corporations, except as otherwise noted.


1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.

     Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.

     Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.

     Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.

3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

4. In October 1999, Alliance Capital Management Holding L.P. ("Alliance Holding") reorganized by transferring its business and assets to Alliance Capital Management L.P., a newly formed private partnership ("Alliance Capital").

     As of June 25, 2003, AXF and its subsidiaries owned 54.6% of the issued and outstanding units of limited partnership interest in Alliance Capital (the "Alliance Capital Units"), as follows:

          AXF held directly 32,699,154 Alliance Capital Units (13.05%), Equitable Life directly owned 5,219,396 Alliance Capital Units (2.08%),
          ACMC, Inc. owned 66,220,822 Alliance Capital Units (26.42%), and ECMC, LLC owned 32,720,227 Alliance Capital Units (13.05%).

     Alliance Capital Management Corporation also owns a 1% general partnership interest in Alliance Capital.

     In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.29% each), representing assignments of beneficial ownership of limited partnership interests in Alliance Holding (the "Alliance Holding Units"). Alliance Capital Management Corp. owns 100,000 units of general partnership interest (0.04%), in Alliance Holding. Alliance Holding Units are publicly traded on the New York Stock exchange.

5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2003               03/29/04

Dissolved: -    On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to Credit Suisse Group.
           -    100 Federal Street Funding Corporation was dissolved August 31,
                1998.
           -    100 Federal Street Realty Corporation was dissolved December 20,
                2001.
           -    CCMI Corp. was dissolved on October 7, 1999.
           -    ELAS Realty, Inc. was dissolved January 29, 2002.
           -    EML Associates, L.P. was dissolved March 27, 2001.
           -    EQ Services, Inc. was dissolved May 11, 2001.
           -    Equitable BJVS, Inc. was dissolved October 3, 1999.
           -    Equitable Capital Management Corp. became ECMC, LLC on November
                30, 1999.
           -    Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
           -    Equitable JVS II, Inc. was dissolved December 4, 1996
           -    Equitable Underwriting & Sales Agency (Bahamas) Ltd. was
                dissolved on December 31, 2000.
           -    EREIM LP Associates (L.P.) was dissolved March 27, 2001.
           -    EREIM Managers Corporation was dissolved March 27, 2001.
           -    EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
           -    EVLICO, Inc. was dissolved in 1999.
           -    Franconom, Inc. was dissolved on December 4, 2000.
           -    GP/EQ Southwest, Inc. was dissolved October 21, 1997
           -    HVM Corp. was dissolved on Feb. 16, 1999.
           -    ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
           -    Prime Property Funding, Inc. was dissolved in Feb. 1999.
           -    Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
           -    Six-Pac G.P., Inc. was dissolved July 12,1999

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2003               03/29/04
LISTING A - Equitable Holdings, LLC

                                                                                               State of       State of
                                                                                 Type of      Incorp. or     Principal     Federal
                                                                                Subsidiary     Domicile      Operation    Tax ID #
                                                                                ----------     --------      ---------    --------
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States  *
           Equitable Holdings, LLC
              ELAS Securities Acquisition Corporation                           Operating          DE             NY      13-3049038
              Equitable Casualty Insurance Company *                            Operating          VT             VT      06-1166226
              ECMC, LLC   (See Note 4 on Page 2)                                Operating          DE             NY      13-3266813
                 Equitable Capital Private Income & Equity
                 Partnership II, L.P.                                           Investment         DE             NY      13-3544879
              Alliance Capital Management Corporation (See Note 4 on Page 2)    Operating          DE             NY      13-3633538
                 See Attached Listing B
              Equitable JVS, Inc.                                               Investment         DE             GA      58-1812697
                 Astor Times Square Corp.                                       Investment         NY             NY      13-3593699
                 Astor/Broadway Acquisition Corp.                               Investment         NY             NY      13-3593692
                 PC Landmark, Inc.                                              Investment         TX             TX      75-2338215
                 EJSVS, Inc.                                                    Investment         DE             NJ      58-2169594
              AXA Distributors, LLC                                             Operating          DE             NY      52-2233674
                 AXA Distributors Insurance Agency of Alabama, LLC              Operating          DE             AL      52-2255113
                 AXA Distriburors Insurance Agency, LLC                         Operating          DE         CT, ME,NY   06-1579051
                 AXA Distributors Insurance Agency of Massachusetts, LLC        Operating          MA             MA      04-3567096
                 AXA Distributors Insurance Agency of Texas, Inc.               Operating          TX             TX      74-3006330
              J.M.R. Realty Services, Inc.                                      Operating          DE             NY      13-3813232
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)     Operating          DE             NJ      22-3492811


                                                                                         Parent's
                                                                             Number of   Percent of
                                                                              Shares     Ownership   Comments
                                                                              Owned     or Control  (e.g., Basis of Control)
                                                                              -----     ----------  ------------------------
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States  *
           Equitable Holdings, LLC
              ELAS Securities Acquisition Corporation                           500       100.00%
              Equitable Casualty Insurance Company *                          1,000       100.00%
              ECMC, LLC   (See Note 4 on Page 2)                                  -       100.00%
                 Equitable Capital Private Income & Equity                                          ECMC is G.P.
                 Partnership II, L.P.                                             -             -   ("Deal Flow Fund II")
              Alliance Capital Management Corporation (See Note 4 on Page 2)    100       100.00%
                 See Attached Listing B
              Equitable JVS, Inc.                                             1,000       100.00%
                 Astor Times Square Corp.                                       100       100.00%
                 Astor/Broadway Acquisition Corp.                               100       100.00%    G.P. of Astor Acquisition. L.P.
                 PC Landmark, Inc.                                            1,000       100.00%
                 EJSVS, Inc.                                                  1,000       100.00%
              AXA Distributors, LLC                                               -       100.00%
                 AXA Distributors Insurance Agency of Alabama, LLC                -       100.00%
                 AXA Distriburors Insurance Agency, LLC                           -       100.00%
                 AXA Distributors Insurance Agency of Massachusetts, LLC          -       100.00%
                 AXA Distributors Insurance Agency of Texas, Inc.             1,000       100.00%
              J.M.R. Realty Services, Inc.                                    1,000       100.00%
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)     100       100.00%




*    Affiliated Insurer

          Equitable Investment Corp merged into Equitable Holdings, LLC on November 30, 1999.

          Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999.

          Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Holding Corp.

          Efective January 1, 2002, Equitable Distributors, Inc. merged into AXA Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2003               03/29/04
LISTING B - Alliance Capital Management Corp.

                                                                                               State of      State of
                                                                                 Type of      Incorp. or     Principal     Federal
                                                                                Subsidiary     Domicile      Operation    Tax ID #
                                                                                ----------     --------      ---------    --------
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation
                 Alliance Capital Management Holding L.P. (See Note 4 on Page 2) Operating        DE           NY
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)        Operating        DE           NY        13-3434400
                    Albion Alliance LLC                                          Operating        DE           NY        13-3903734
                    Cursitor Alliance LLC                                            HCO          DE           MA        22-3424339
                    Alliance Capital Management LLC                                  HCO          DE           NY
                       Sanford C. Bernstein & Co., LLC                           Operating        DE           NY
                    Alliance Capital Management Corp. of Delaware                    HCO          DE           NY        13-2778645
                       ACAM Trust Company Private Ltd.                           Operating      India        India            -
                       ACM Global Investor Services S.A.                         Operating       Lux.         Lux.            -
                          ACM New-Alliance (Luxembourg) S.A.                     Operating       Lux.         Lux.            -
                          ACM Fund Services (Espana) S.L.                        Operating      Spain        Spain            -
                       ACM International (France) SAS                            Operating      France       France           -
                       ACM Software Services Ltd.                                Operating        DE           NY        13-3910857
                       Alliance Barra Research Institute, Inc.                   Operating        DE           NY        13-3548918
                       Alliance Capital Asset Management (Japan) Ltd             Operating      Japan        Japan            -
                       Alliance Capital Australia Limited                        Operating      Aust.        Aust.            -
                          Far Eastern Alliance Asset Management                  Operating      Taiwan       Taiwan           -
                       Alliance Capital Global Derivatives Corp.                 Operating        DE           NY        13-3626546
                       Alliance Capital Latin America Ltd.                       Operating      Brazil       Brazil           -
                       Alliance Capital Limited                                  Operating       U.K.         U.K.            -
                          Alliance Capital Services Ltd.                         Operating       U.K.         U.K.            -
                             Dimensional Trust Management Ltd.                   Operating       U.K.         U.K.            -
                       Alliance Capital (Luxembourg) S.A.                        Operating       Lux.         Lux.            -
                       Alliance Capital Management (Asia) Ltd.                   Operating        DE       Singapore     13-3752293
                       Alliance Capital Management Australia Limited             Operating      Aust.        Aust.            -
                       Alliance Capital Management Canada, Inc.                  Operating        DE         Canada      13-3630460
                       Alliance Capital Management New Zealand Limited           Operating       N.Z.         N.Z.            -
                                                                                              Parent's
                                                                               Number of      Percent of
                                                                                Shares        Ownership    Comments
                                                                                Owned        or Control   (e.g., Basis of Control)
                                                                                -----        ----------   ------------------------
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation                                                     owns 1% GP interest in
                                                                                                          Alliance Capital
                                                                                                          Management L.P. and
                                                                                                          100,000 GP units in
                                                                                                          Alliance Capital
                                                                                                          Management Holding L.P.
                 Alliance Capital Management Holding L.P. (See Note 4 on Page 2)                     -
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)
                    Albion Alliance LLC                                                         37.60%    Equitable Life = 4.7%;
                                                                                                          3rd parties = 57.7%
                    Cursitor Alliance LLC                                                      100.00%
                    Alliance Capital Management LLC                                            100.00%
                       Sanford C. Bernstein & Co., LLC                                         100.00%
                    Alliance Capital Management Corp. of Delaware                    10        100.00%
                       ACAM Trust Company Private Ltd.                                         100.00%
                       ACM Global Investor Services S.A.                                        99.00%    Alliance Capital
                                                                                                          Oceanic Corp. owns 1%

                          ACM New-Alliance (Luxembourg) S.A.                                     1.00%    New Alliance Asset
                                                                                                          Mngmnt (Asia) Ltd owns 99%
                          ACM Fund Services (Espana) S.L.                                      100.00%
                       ACM International (France) SAS                                          100.00%
                       ACM Software Services Ltd.                                              100.00%
                       Alliance Barra Research Institute, Inc.                    1,000        100.00%
                       Alliance Capital Asset Management (Japan) Ltd                           100.00%
                       Alliance Capital Australia Limited                                      100.00%
                          Far Eastern Alliance Asset Management                                 20.00%    3rd parties = 80%
                       Alliance Capital Global Derivatives Corp.                  1,000        100.00%
                       Alliance Capital Latin America Ltd.                                      99.00%    Alliance Capital Oceanic
                                                                                                          Corp. owns 1%
                       Alliance Capital Limited                                 250,000        100.00%
                          Alliance Capital Services Ltd.                          1,000        100.00%
                             Dimensional Trust Management Ltd.                   50,000        100.00%
                       Alliance Capital (Luxembourg) S.A.                         3,999         99.98%    Alliance Cap. Oceanic
                                                                                                          Corp. owns 0.025%
                       Alliance Capital Management (Asia) Ltd.                                 100.00%
                       Alliance Capital Management Australia Limited                            50.00%    3rd parties = 50%
                       Alliance Capital Management Canada, Inc.                  18,750        100.00%
                       Alliance Capital Management New Zealand Limited                          50.00%    3rd parties = 50%

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2003               03/29/04
LISTING B - Alliance Capital Management Corp.



                                                                                                  State of      State of
                                                                                   Type of      Incorp. or     Principal     Federal
                                                                                  Subsidiary     Domicile      Operation    Tax ID #
                                                                                  ----------     --------      ---------    --------
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation
                 Alliance Capital Management L.P.
                    Alliance Capital Management Corp. of Delaware (Cont'd)
                       Alliance Capital Management (Proprietary) Ltd.                Operating    So Africa   So Africa        -
                          Alliance-Odyssey Capital Mgmt. (Nambia)
                            (Proprietary) Ltd.                                       Operating      Nambia      Nambia         -
                       Alliance Capital Management (Singapore) Ltd.                  Operating    Singapore   Singapore        -
                       Alliance Capital (Mauritius) Private Ltd.                     Operating    Mauritius   Mauritius        -
                          Alliance Capital Asset Management (India) Private Ltd      Operating      India       India          -
                       Alliance Capital Oceanic Corp.                                Operating        DE          NY      13-3441277
                       Alliance Corporate Finance Group Inc.                         Operating        DE          NY      52-1671668
                       Alliance Eastern Europe, Inc.                                 Operating        DE          NY      13-3802178
                       AllianceBernstein Investment Research and Management, Inc.,
                          (Alliance Fund Distributors, Inc.)                         Operating        DE          NY      13-3191825
                       Alliance Global Investor Services, Inc.                       Operating        DE          NJ      13-3211780
                       Alliance SBS-AGRO Capital Management Co.                      Operating      Russia      Russia         -
                       Hanwha Investment Trust Mgmt. Co., Ltd                        Operating     So Korea    So Korea        -
                       New Alliance Asset Management (Asia) Ltd                      Operating       H.K.        H.K.          -
                          Alliance Capital Taiwan Limited                            Operating      Taiwan      Taiwan         -
                          ACM New-Alliance (Luxembourg) S.A.                         Operating       Lux.        Lux.          -
                       Meiji - Alliance Capital Corp.                                Operating        DE          NY      13-3613617
                       Sanford C. Bernstein Ltd.                                     Operating       U.K.        U.K.          -
                          Sanford C. Bernstein (CREST Nominees) Ltd.                 Operating       U.K.        U.K.          -
                       Sanford C. Bernstein Proprietary Ltd.                         Operating      Aust.       Aust.          -
                       Whittingdale Holdings Ltd.                                    Operating       U.K.        U.K.          -
                          ACM Investments Ltd.                                       Operating       U.K.        U.K.          -
                          Alliance Asset Allocation Ltd.                             Operating       U.K.        U.K.          -
                          Alliance Capital Whittingdale Ltd.                         Operating       U.K.        U.K.          -
                          Alliance Cecogest S.A.                                     Operating      France      France         -
                          Cursitor Alliance Services Ltd.                            Operating       U.K.        U.K.          -
                          Cursitor Holdings Ltd.                                     Operating       U.K.        U.K.          -
                          Whittingdale Nominees Ltd.                                 Operating       U.K.        U.K.          -

                                                                                                Parent's
                                                                                 Number of      Percent of
                                                                                  Shares        Ownership   Comments
                                                                                   Owned        or Control  (e.g., Basis of Control)
                                                                                   -----        ----------  ------------------------
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation
                 Alliance Capital Management L.P.
                    Alliance Capital Management Corp. of Delaware (Cont'd)
                       Alliance Capital Management (Proprietary) Ltd.                              80.00%     3rd parties = 20%
                          Alliance-Odyssey Capital Mgmt. (Nambia)
                            (Proprietary) Ltd.                                                    100.00%
                       Alliance Capital Management (Singapore) Ltd.                               100.00%
                       Alliance Capital (Mauritius) Private Ltd.                                  100.00%
                          Alliance Capital Asset Management (India) Private Ltd                    75.00%     3rd parties = 25%
                       Alliance Capital Oceanic Corp.                              1,000          100.00%     inactive
                       Alliance Corporate Finance Group Inc.                       1,000          100.00%
                       Alliance Eastern Europe, Inc.                                              100.00%
                       AllianceBernstein Investment Research and Management, Inc.,
                          (Alliance Fund Distributors, Inc.                          100                1
                       Alliance Global Investor Services, Inc.                       100          100.00%     formerly, Alliance
                                                                                                              Fund Services, Inc.
                       Alliance SBS-AGRO Capital Management Co.                                    49.00%     3rd parties = 51%
                       Hanwha Investment Trust Mgmt. Co., Ltd                                      20.00%     3rd parties = 80%
                       New Alliance Asset Management (Asia) Ltd                                    50.00%     3rd parties = 50%
                          Alliance Capital Taiwan Limited                                          99.00%     Others owns 1%
                          ACM New-Alliance (Luxembourg) S.A.                                       99.00%     ACM Global Investor
                                                                                                              Svcs owns 1%
                       Meiji - Alliance Capital Corp.                             50,000           50.00%     Meiji Mutual Life
                                                                                                              owns 50%
                       Sanford C. Bernstein Ltd.                                                  100.00%
                          Sanford C. Bernstein (CREST Nominees) Ltd.                              100.00%
                       Sanford C. Bernstein Proprietary Ltd.                                      100.00%
                       Whittingdale Holdings Ltd.                                                 100.00%
                          ACM Investments Ltd.                                                    100.00%
                          Alliance Asset Allocation Ltd.                                          100.00%
                          Alliance Capital Whittingdale Ltd.                                      100.00%
                          Alliance Cecogest S.A.                                                  100.00%
                          Cursitor Alliance Services Ltd.                                         100.00%
                          Cursitor Holdings Ltd.                                                  100.00%
                          Whittingdale Nominees Ltd.                                              100.00%


Item 27. Number of Contractowners

          As of February 29, 2004 there were 308 holders of the contracts offered by the Registrant under this registration statement.

Item 28.   Indemnification
           ---------------

           (a) Indemnification of Officers and Directors
               -----------------------------------------
           The by-laws of the Equitable Life Assurance Society of the United States ("Equitable Life") provide, in Article VII, as follows:

             7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

             (i) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate is or was a director, officer or employee of the Company shall be indemnified by the Company;

            (ii) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

           (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                  (b) To the extent permitted by the law of the State of New
                      York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.ss.721-726: Insurance Law ss.1216.

           The directors and officers of Equitable Life are insured under policies issued by Lloyd's of London, X.L. Insurance Company and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

           (b) Indemnification of Principal Underwriters
               -----------------------------------------
         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, Inc. and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, Inc. and AXA Advisors, LLC.

           (c) Undertaking
               -----------
           Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of Equitable, are the principal underwriters for Separate Accounts 49, 301, FP, EQ Advisors Trust and AXA VIP Trust. In addition, AXA Advisors is the principal underwriter for Separate Accounts 45, A and I. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC, is 1290 Avenue of the Americas, NY, NY 10104.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA Advisors, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Assistant Vice President and Director

 Jerald E. Hampton                    Chairman of the Board, Co-President,
                                      Co-Chief Executive Officer
                                      and Director

 Robert S. Jones, Jr.                 Co-President, Co-Chief Executive Officer
                                      and Director

 Tom Wirtshafter                      Chief Operating Officer and Director

*Richard V. Silver                    Director

*Mark R. Wutt                         Director

 Ned Dane                             Executive Vice President

 Edward J. Hayes                      Executive Vice President
 200 Plaza Drive
 Secaucus, NJ  07096

*Peter D. Noris                       Executive Vice President

*James P. Bodovitz                    Senior Vice President and General Counsel

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 Janell Chan                          Senior Vice President

 James Goodwin                        Senior Vice President

 Paul Gallagher                       Senior Vice President

 Jeffrey Green                        Senior Vice President

 Kevin R. Byrne                       Senior Vice President and Treasurer

*Erik Mosholt                         Senior Vice President

*Jill Cooley                          Senior Vice President and Operations
                                      Officer

 David Cerza                          First Vice President

*Donna M. Dazzo                       First Vice President

 Amy Franceschini                     First Vice  President

*Beth Andreozzi                       Vice President

 Peter Mastrantuono                   First Vice President

*Darren Gitlitz                       First Vice President

 Raymond T. Barry                     Vice President

*Michael Brzozowski                   Vice President

 Claire A. Comerford                  Vice President

*Mark D. Godofsky                     Vice President and Controller

*David Mahler                         Vice President and Compliance Officer

*Linda J. Galasso                     Vice President and Secretary

*Francesca Divone                     Assistant Secretary

 Michael Higgins                      Vice President

 Gary Gordon                          Vice President

 Gisela Jackson                       Vice President

 Frank Massa                          Vice President

 Jose Montengro                       Vice President

 Roger Pacheco                        Vice President

 Edna Russo                           Vice President

 Michael Ryniker                      Vice President

 James Woodley                        Vice President

 Frank Acierno                        Assistant Vice President

(ii) AXA Distributors, LLC

NAME AND PRINCIPAL                     POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                       (AXA DISTRIBUTORS, LLC)
----------------                       ----------------------
 Jerald Hampton                        Director and Chairman of the Board,
                                       President and Chief Executive Officer

 Laura Pantaleo                        Director and Executive Vice President
                                       and Head of Strategic Business Unit

 Deanna Mulligan                       Director

 Hunter Allen                          Executive Vice President and National
                                       Sales Director

 Michael McDaniel                      Executive Vice President, National
                                       Sales Manager, Broker/Dealer

 Michael Brandreit                     Executive Vice President, National
                                       Sales Manager, Financial Institutions

 Megan Condron                         Senior Vice President, National Accounts
                                       Director, Broker/Dealer

 Harry Johnson                         Senior Vice President

 Jeff Herman                           Senior Vice President

 Robert Mullett                        Senior Vice President

 Anthea Perkinson                      Senior Vice President, National Accounts
                                       Director, Financial Institutions

 Daniel Roebuck                        Senior Vice President

         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30.

          The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by Equitable at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 200 Plaza Drive, Secaucus, NJ 07096. The contract files will be kept at Vantage Computer System, Inc., 301
W. 11th Street, Kansas City, Mo. 64105.


Item 31. Management Services

         Not applicable.


Item 32. Undertakings

The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Equitable represents that the fees and charges deducted under the Certificates described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable under the respective Certificates. Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable to earn a profit, the degree to which the Certificates include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all certificates sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages, or riders to any Certificate or prospectus, or otherwise.

The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 23rd day of April, 2004.


                                           SEPARATE ACCOUNT No. 49 OF
                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                           OF THE UNITED STATES
                                                    (Registrant)

                                           By: The Equitable Life Assurance
                                               Society of the United States
                                                    (Depositor)

                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                                   Dodie Kent
                                                   Vice President and Counsel,
                                                   The Equitable Life Assurance
                                                   Society of the United States

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 23rd day of April, 2003.




                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                           OF THE UNITED STATES
                                                      (Depositor)


                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Counsel
                                              The Equitable Life Assurance
                                              Society of the United States



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Jean-Rene Fourtou             Christina Johnson
Christopher M. Condron      John C. Graves                Scott D. Miller
Henri de Castries           Donald J. Greene              Joseph H. Moglia
Claus-Michael Dill          Mary R. (Nina) Henderson      Peter J. Tobin
Joseph L. Dionne            James F. Higgins              Stanley B. Tulin
Denis Duverne               W. Edwin Jarmain




*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 23, 2004

                                 EXHIBIT INDEX

EXHIBIT NO.                                                     TAG VALUE
-----------                                                     ---------

  9(d)     Opinion and Consent of Counsel                       EX-99.9d

 10(a)     Consent of PricewaterhouseCoopers LLP                EX-99.10a